Vanguard® Total International Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Argentina (0.0%)
*	Ternium Argentina SA	390	—
Australia (4.9%)
	Commonwealth Bank of Australia	23,297,092	2,099,305
	CSL Ltd.	6,710,950	1,362,076
	BHP Group Ltd. (XASX)	43,025,425	1,195,029
	National Australia Bank Ltd.	43,173,987	1,090,431
	Westpac Banking Corp.	48,273,199	943,394
	ANZ Group Holdings Ltd.	41,830,453	795,826
	Wesfarmers Ltd.	15,753,594	760,304
	BHP Group Ltd.	27,076,249	747,524
	Macquarie Group Ltd.	5,053,639	695,511
	Goodman Group	25,943,739	598,940
	Rio Tinto Ltd.	5,162,283	396,681
	Woodside Energy Group Ltd. (XASX)	21,424,013	388,521
	Woolworths Group Ltd.	16,996,740	383,501
	Transurban Group	43,002,253	366,972
	Aristocrat Leisure Ltd.	8,835,480	314,668
	Fortescue Ltd.	22,126,474	275,316
	QBE Insurance Group Ltd.	20,872,614	246,340
	Santos Ltd.	45,111,393	235,162
*	James Hardie Industries plc	6,035,772	216,827
	Coles Group Ltd.	18,087,713	214,370
	Amcor plc	19,994,943	212,319
	Suncorp Group Ltd.	17,690,909	205,836
	Cochlear Ltd.	889,118	200,901
	Brambles Ltd.	19,382,162	197,595
*	Xero Ltd.	2,099,815	191,329
	Scentre Group	72,421,304	165,152
	Origin Energy Ltd.	23,903,637	164,014
	Insurance Australia Group Ltd.	33,207,714	160,656
	Computershare Ltd.	8,151,652	147,023
	Telstra Group Ltd.	56,287,864	145,463
	Northern Star Resources Ltd.	15,646,657	145,219
	WiseTech Global Ltd.	2,254,522	141,271
	South32 Ltd.	63,137,020	126,634
	Sonic Healthcare Ltd.	6,675,193	120,976
	CAR Group Ltd.	5,118,993	117,074
	ASX Ltd.	2,695,788	114,857
*	NEXTDC Ltd.	9,187,929	101,180
	Lottery Corp. Ltd.	30,845,687	100,513
	Stockland	33,133,480	100,077
	Medibank Pvt Ltd.	38,201,279	99,451
	REA Group Ltd.	701,297	94,289
	APA Group	17,836,228	92,448
	Treasury Wine Estates Ltd.	11,292,300	91,293
	BlueScope Steel Ltd.	6,154,931	89,377
	Woodside Energy Group Ltd.	4,892,708	88,269
	Mineral Resources Ltd.	2,406,047	86,047
	GPT Group	26,825,514	81,711
	Orica Ltd.	6,722,729	79,106
	Washington H Soul Pattinson & Co. Ltd.	3,380,599	78,685
	Pilbara Minerals Ltd.	40,239,271	77,777
	Mirvac Group	54,846,847	77,225
	Ramsay Health Care Ltd.	2,444,469	74,443
	Vicinity Ltd.	52,587,527	72,918
[1]	Altium Ltd.	1,632,975	72,883
	Ampol Ltd.	3,318,115	72,683
	Endeavour Group Ltd.	20,181,164	72,585
	SEEK Ltd.	4,897,431	70,923
	JB Hi-Fi Ltd.	1,526,685	69,706
	Dexus	14,955,053	68,951

		Shares	Market Value ($000)
	ALS Ltd.	6,724,041	68,076
	Evolution Mining Ltd.	26,063,655	67,530
	Pro Medicus Ltd.	712,176	67,193
	Worley Ltd.	6,618,837	65,652
	Steadfast Group Ltd.	15,226,328	64,634
	Seven Group Holdings Ltd.	2,502,332	64,202
	Bendigo & Adelaide Bank Ltd.	7,835,463	64,145
	Qube Holdings Ltd.	24,279,742	60,801
	Aurizon Holdings Ltd.	24,524,519	59,797
	Cleanaway Waste Management Ltd.	31,112,996	57,514
	AGL Energy Ltd.	8,306,212	56,464
	Charter Hall Group	6,600,998	55,125
	Atlas Arteria Ltd.	15,746,863	54,084
	Reece Ltd.	2,984,143	54,077
*	Lynas Rare Earths Ltd.	12,961,578	52,993
	Technology One Ltd.	3,886,182	52,496
	Incitec Pivot Ltd.	26,817,920	51,774
*	Telix Pharmaceuticals Ltd.	3,956,898	49,675
	Whitehaven Coal Ltd.	9,713,196	49,037
*	Qantas Airways Ltd.	11,186,968	47,393
[2]	Flight Centre Travel Group Ltd.	2,852,179	41,527
	Lendlease Corp. Ltd.	9,648,852	39,829
[2]	Breville Group Ltd.	1,991,168	38,261
[2]	IDP Education Ltd.	3,879,869	38,103
[2]	Bank of Queensland Ltd.	9,143,133	37,783
	Reliance Worldwide Corp. Ltd.	11,106,202	37,437
	Metcash Ltd.	15,032,932	36,011
*	Sandfire Resources Ltd.	6,284,135	35,893
	Ansell Ltd.	1,987,936	35,592
[3]	Viva Energy Group Ltd.	15,576,620	33,227
	nib holdings Ltd.	6,746,102	33,216
	Ventia Services Group Pty Ltd.	11,066,976	31,862
	Perseus Mining Ltd.	19,079,917	31,791
	IGO Ltd.	8,676,389	31,774
*	Webjet Ltd.	5,266,388	30,808
*	Paladin Energy Ltd.	4,081,178	30,616
	Downer EDI Ltd.	9,340,916	30,489
	National Storage REIT	18,619,190	30,216
	AMP Ltd.	38,180,082	29,660
	ARB Corp. Ltd.	1,054,433	29,136
	Challenger Ltd.	6,186,406	28,513
*,3	Life360 Inc.	2,609,382	28,484
	AUB Group Ltd.	1,275,778	26,958
	Champion Iron Ltd.	6,423,337	26,395
	Harvey Norman Holdings Ltd.	8,170,512	25,660
	HUB24 Ltd.	784,632	25,555
	Orora Ltd.	18,715,525	25,042
	Premier Investments Ltd.	1,151,092	25,028
	Region RE Ltd.	16,081,286	23,945
	Beach Energy Ltd.	24,343,872	23,655
	Super Retail Group Ltd.	2,248,215	23,552
	Iluka Resources Ltd.	5,909,524	23,510
	Perpetual Ltd.	1,558,500	22,639
	New Hope Corp. Ltd.	7,073,419	22,558
	Charter Hall Long Wale REIT	9,198,044	21,515
*	Red 5 Ltd.	83,646,889	21,454
	Yancoal Australia Ltd.	4,526,327	20,977
*	Genesis Minerals Ltd.	15,128,830	20,866
	Ramelius Resources Ltd.	15,841,432	20,216
	HomeCo Daily Needs REIT	24,208,066	20,175
	Domino's Pizza Enterprises Ltd.	897,902	19,312
*,2	De Grey Mining Ltd.	23,744,524	19,039
*	Neuren Pharmaceuticals Ltd.	1,501,882	19,036
	Sigma Healthcare Ltd.	22,219,775	18,932
	Nine Entertainment Co. Holdings Ltd.	19,292,590	18,373
	GrainCorp Ltd. Class A	3,103,095	18,334
	Netwealth Group Ltd.	1,162,976	18,076
*,2	Zip Co. Ltd.	14,237,301	17,989
*	IRESS Ltd.	2,563,882	17,905
*	Emerald Resources NL	7,340,478	17,874

		Shares	Market Value ($000)
	Eagers Automotive Ltd.	2,536,592	17,684
	Ingenia Communities Group	5,117,903	17,648
	BWP Trust	7,519,280	17,638
	Lovisa Holdings Ltd.	759,687	17,422
	GQG Partners Inc.	8,902,307	17,376
	HMC Capital Ltd.	3,380,718	17,250
	Charter Hall Retail REIT	7,467,740	17,086
	Gold Road Resources Ltd.	15,129,771	16,917
	Insignia Financial Ltd.	9,198,947	16,666
*	PEXA Group Ltd.	1,831,398	16,619
	Nufarm Ltd.	5,321,723	16,225
	TPG Telecom Ltd.	5,142,041	16,002
	Bapcor Ltd.	4,688,757	15,766
	Brickworks Ltd.	827,673	15,628
	Deterra Royalties Ltd.	5,953,635	15,566
	Waypoint REIT Ltd.	9,327,369	15,491
	Centuria Industrial REIT	7,431,892	15,490
*	Capricorn Metals Ltd.	4,316,836	15,278
*	Megaport Ltd.	2,107,052	15,254
*	PolyNovo Ltd.	8,510,768	15,005
	Sims Ltd.	2,214,793	14,787
	Pinnacle Investment Management Group Ltd.	1,351,726	14,593
	Codan Ltd.	1,686,355	14,491
*	Bellevue Gold Ltd.	16,018,979	14,462
	Corporate Travel Management Ltd.	1,604,175	14,178
*	West African Resources Ltd.	14,398,377	14,154
	Amotiv Ltd.	1,950,005	13,848
*,2	Liontown Resources Ltd.	21,984,507	13,775
*	Star Entertainment Group Ltd.	35,935,351	13,735
*	Boss Energy Ltd.	5,619,203	13,492
*	Karoon Energy Ltd.	11,043,919	13,393
	Tabcorp Holdings Ltd.	31,429,403	13,298
	Elders Ltd.	2,124,115	13,239
	NRW Holdings Ltd.	6,017,775	13,180
	Nickel Industries Ltd.	22,994,318	12,888
*	Resolute Mining Ltd.	29,499,883	12,672
	Magellan Financial Group Ltd.	1,871,465	12,565
	Inghams Group Ltd.	5,096,351	12,564
	Centuria Capital Group	11,073,971	12,357
	IPH Ltd.	3,067,825	12,313
	Arena REIT	4,808,706	12,206
	Bega Cheese Ltd.	4,142,561	12,107
*	Macquarie Technology Group Ltd.	188,876	11,622
	EVT Ltd.	1,530,263	11,609
	Data#3 Ltd.	1,993,890	11,539
	Stanmore Resources Ltd.	4,594,224	11,187
	Monadelphous Group Ltd.	1,304,442	11,092
	Helia Group Ltd.	4,158,988	10,869
*	SiteMinder Ltd.	2,900,156	10,656
*	Regis Resources Ltd.	9,613,638	10,607
	Imdex Ltd.	7,017,199	10,543
*	Deep Yellow Ltd.	12,127,281	10,280
	Johns Lyng Group Ltd.	2,604,289	10,174
*	Audinate Group Ltd.	1,029,226	10,055
*,2	Mesoblast Ltd.	14,703,924	9,877
*	Temple & Webster Group Ltd.	1,530,559	9,799
[3]	Coronado Global Resources Inc.	10,334,410	9,756
	McMillan Shakespeare Ltd.	825,372	9,686
	G8 Education Ltd.	11,232,972	9,580
	Kelsian Group Ltd.	2,732,070	9,397
	Westgold Resources Ltd.	5,390,856	9,262
	Credit Corp. Group Ltd.	805,796	9,244
*	Healius Ltd.	9,278,011	9,179
	Collins Foods Ltd.	1,497,918	9,002
	Lifestyle Communities Ltd.	1,502,562	8,882
	Perenti Ltd.	12,715,386	8,754
*	Silex Systems Ltd.	2,688,747	8,276
	Jumbo Interactive Ltd.	718,172	7,685
*	FleetPartners Group Ltd.	3,424,300	7,664
	Austal Ltd.	4,421,831	7,592

		Shares	Market Value ($000)
	Charter Hall Social Infrastructure REIT	4,441,968	7,470
	Rural Funds Group	5,260,609	7,343
	Domain Holdings Australia Ltd.	3,429,306	7,239
*,2	Aussie Broadband Ltd.	3,458,610	7,236
	Service Stream Ltd.	7,760,975	7,119
	Hotel Property Investments Ltd.	3,102,391	6,888
	PWR Holdings Ltd.	879,240	6,836
	SmartGroup Corp. Ltd.	1,202,831	6,807
	Nick Scali Ltd.	651,270	6,711
*	Nanosonics Ltd.	3,242,979	6,708
	Accent Group Ltd.	4,671,248	6,706
	Hansen Technologies Ltd.	2,227,974	6,559
*	Judo Capital Holdings Ltd.	7,129,577	6,472
	Abacus Storage King	7,547,014	6,311
*	Nuix Ltd.	2,716,690	6,158
	Myer Holdings Ltd.	11,054,650	6,033
	GWA Group Ltd.	3,451,641	6,006
	MyState Ltd.	2,313,930	6,002
*	Alpha HPA Ltd.	10,624,981	5,943
	Clinuvel Pharmaceuticals Ltd.	603,669	5,911
*	Superloop Ltd.	5,790,567	5,772
	Growthpoint Properties Australia Ltd.	3,767,093	5,756
	oOh!media Ltd.	6,045,946	5,743
*,2	Vulcan Energy Resources Ltd.	1,864,797	5,590
	Infomedia Ltd.	4,901,189	5,395
*	Cooper Energy Ltd.	35,524,364	5,328
	Dexus Industria REIT	2,758,990	5,239
	Centuria Office REIT	6,386,009	5,211
	Vulcan Steel Ltd.	1,267,715	5,187
*	OFX Group Ltd.	3,421,656	5,161
*,2	Strike Energy Ltd.	39,288,175	5,136
	Platinum Asset Management Ltd.	7,251,336	5,076
	Regis Healthcare Ltd.	1,839,632	5,043
	Abacus Group	6,969,931	5,036
	Ridley Corp. Ltd.	3,399,358	4,934
	Dicker Data Ltd.	716,002	4,796
	Cromwell Property Group	17,493,500	4,763
	HealthCo REIT	6,055,631	4,728
*,2	Opthea Ltd.	16,579,950	4,685
*	Select Harvests Ltd.	1,642,449	4,627
*	Oceania Healthcare Ltd.	9,562,273	4,439
*	Australian Agricultural Co. Ltd.	4,703,702	4,302
*,1	Leo Lithium Ltd.	12,697,269	4,193
	GDI Property Group Partnership	10,204,669	4,039
	Australian Ethical Investment Ltd.	1,531,466	4,001
	Emeco Holdings Ltd.	7,172,610	3,966
	APM Human Services International Ltd.	4,144,437	3,871
*,2	Weebit Nano Ltd.	2,483,370	3,839
	Navigator Global Investments Ltd.	3,060,256	3,775
*,2	Bravura Solutions Ltd.	4,844,752	3,632
[2]	Integral Diagnostics Ltd.	2,231,308	3,614
*,2	Chalice Mining Ltd.	4,737,843	3,593
*,2	Latin Resources Ltd.	35,309,949	3,498
*,2	Arafura Rare Earths Ltd.	31,216,445	3,497
*,2	Imugene Ltd.	92,935,232	3,227
	Kogan.com Ltd.	1,083,667	3,206
	SG Fleet Group Ltd.	1,516,771	3,155
*	Mayne Pharma Group Ltd.	1,069,013	3,041
*	Tyro Payments Ltd.	4,590,621	2,922
[2]	Australian Clinical Labs Ltd.	1,724,780	2,866
	Cedar Woods Properties Ltd.	852,351	2,764
	Australian Finance Group Ltd.	2,809,880	2,699
*,2	EML Payments Ltd.	4,387,565	2,679
*	Aurelia Metals Ltd.	23,415,483	2,607
*	Carnarvon Energy Ltd.	24,349,742	2,567
*,2	BrainChip Holdings Ltd.	19,860,597	2,440
*,2	Cettire Ltd.	2,792,359	2,433
*,2	Sayona Mining Ltd.	117,899,514	2,416
*,2	ioneer Ltd.	27,006,474	2,404
*	Omni Bridgeway Ltd.	3,530,140	2,334

		Shares	Market Value ($000)
*	Mount Gibson Iron Ltd.	9,900,164	2,305
*,1	AVZ Minerals Ltd.	33,065,566	2,162
*,2	Wildcat Resources Ltd.	12,796,575	2,156
	Jupiter Mines Ltd.	13,306,053	2,141
*,2	Fineos Corp. Ltd.	1,913,967	2,081
*,2	Praemium Ltd.	6,274,395	1,971
*,2	Coast Entertainment Holdings Ltd.	5,437,328	1,798
*	St. Barbara Ltd.	11,673,662	1,740
*,2	Syrah Resources Ltd.	10,188,686	1,738
*,2	Core Lithium Ltd.	27,797,020	1,738
*,2	Alkane Resources Ltd.	5,835,368	1,667
[2]	Solvar Ltd.	2,248,313	1,630
	Humm Group Ltd.	5,157,777	1,505
*,2	Novonix Ltd.	3,050,615	1,498
[2]	Baby Bunting Group Ltd.	1,655,964	1,436
*	Seven West Media Ltd.	11,915,399	1,407
*,2	29Metals Ltd.	4,953,224	1,302
*,2	Calix Ltd.	1,910,720	1,265
	Southern Cross Media Group Ltd.	2,672,472	1,163
*	Clarity Pharmaceuticals Ltd.	203,439	852
[2]	PointsBet Holdings Ltd.	2,397,475	794
*,2	Australian Strategic Materials Ltd.	1,390,665	575
*,1	Firefinch Ltd.	14,620,770	574
*	Spartan Resources Ltd.	506,744	423
*,2	Argosy Minerals Ltd.	16,224,573	418
*,2	Lake Resources NL	17,251,993	409
	Sims Ltd. ADR	57	—
			21,569,624
Austria (0.2%)
	Erste Group Bank AG	4,172,733	217,050
	OMV AG	1,974,855	82,628
[3]	BAWAG Group AG	1,060,487	77,447
[2]	Verbund AG	919,475	73,830
	ANDRITZ AG	963,321	61,711
[2]	Wienerberger AG	1,550,196	54,980
[2]	voestalpine AG	1,541,753	39,541
	Raiffeisen Bank International AG	1,788,561	34,869
*	DO & CO AG	101,507	17,105
	Vienna Insurance Group AG Wiener Versicherung Gruppe	529,564	17,057
	EVN AG	509,894	16,666
[2]	CA Immobilien Anlagen AG	486,906	15,945
	Oesterreichische Post AG	455,465	15,028
[2]	Mayr Melnhof Karton AG	119,497	13,649
*	IMMOFINANZ AG	446,824	13,257
	UNIQA Insurance Group AG	1,523,983	13,047
[2]	Telekom Austria AG Class A	1,316,232	12,192
*,2	Lenzing AG	265,775	9,256
*,2	AT&S Austria Technologie & Systemtechnik AG	345,769	7,380
	Strabag SE	174,470	7,310
[2]	Schoeller-Bleckmann Oilfield Equipment AG	157,716	6,268
	Palfinger AG	206,375	5,051
	Porr AG	239,065	3,638
*,2	S IMMO AG	104,505	2,519
[2]	Agrana Beteiligungs AG	164,285	2,236
*	Eurotelesites AG	340,305	1,432
			821,092
Belgium (0.6%)
	Anheuser-Busch InBev SA/NV	12,204,369	724,625
*	Argenx SE	826,985	422,826
	UCB SA	1,685,073	281,566
	KBC Group NV	3,313,971	256,322
	Ageas SA/NV	2,298,222	109,720
	Groupe Bruxelles Lambert NV	1,181,350	88,163
	Syensqo SA	981,925	86,830
	D'ieteren Group	310,634	71,389
	Warehouses De Pauw CVA	2,389,953	64,742
	Lotus Bakeries NV	5,596	60,808
	Ackermans & van Haaren NV	307,349	58,968
	Sofina SA	237,879	56,205

		Shares	Market Value ($000)
	Elia Group SA/NV	523,007	54,320
	Aedifica SA	657,798	41,811
	Azelis Group NV	2,081,433	39,430
	Umicore SA	2,840,741	39,015
	Solvay SA	978,981	34,465
[2]	Cofinimmo SA	508,641	32,702
	Colruyt Group NV	666,057	31,949
	Melexis NV	283,692	24,732
	KBC Ancora	485,068	23,588
	Montea NV	251,147	21,783
	Bekaert SA	480,831	19,688
	Deme Group NV	94,089	16,947
	Shurgard Self Storage Ltd.	426,885	16,690
	Fagron	789,538	16,246
	Xior Student Housing NV	459,178	15,441
	Proximus SADP	2,068,641	14,961
	VGP NV	136,392	14,778
	Barco NV	970,970	12,542
	Gimv NV	282,013	12,307
	Retail Estates NV	170,725	11,647
	Tessenderlo Group SA	338,284	9,028
*	Ontex Group NV	947,138	8,901
[2]	Kinepolis Group NV	175,190	7,095
[2]	Euronav NV	339,717	6,108
	bpost SA	1,280,516	3,658
			2,811,996
Brazil (1.0%)
	Vale SA	53,876,267	587,041
	Petroleo Brasileiro SA	51,550,763	370,033
	WEG SA	20,558,734	184,137
	B3 SA - Brasil Bolsa Balcao	77,299,831	148,282
	Centrais Eletricas Brasileiras SA	17,771,711	124,330
	Ambev SA	59,906,478	122,648
*	JBS SA	18,730,853	111,667
	Banco do Brasil SA	23,690,796	111,205
	Banco BTG Pactual SA	17,665,240	101,847
	Suzano SA	9,585,804	91,280
	Localiza Rent a Car SA	11,743,854	91,004
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,277,261	82,329
	PRIO SA	9,352,580	79,452
	Raia Drogasil SA	15,393,629	75,115
	Equatorial Energia SA	12,451,298	71,853
	Rumo SA	17,271,233	67,636
*	Embraer SA	8,186,339	63,408
	Vibra Energia SA	15,404,292	63,075
	BB Seguridade Participacoes SA	9,334,160	58,040
[3]	Rede D'Or Sao Luiz SA	10,693,405	52,161
	Klabin SA	12,320,795	48,119
*,3	Hapvida Participacoes e Investimentos SA	65,899,753	47,420
	Ultrapar Participacoes SA	11,460,435	45,002
	Telefonica Brasil SA	5,216,826	44,742
	Banco Bradesco SA	21,111,242	41,915
	Cosan SA	16,589,361	39,214
	XP MALLS FDO INV IMOB FII	1,928,284	38,043
	Natura & Co. Holding SA	13,321,550	35,164
*	BRF SA	9,075,086	33,790
	CCR SA	15,407,127	33,723
	TIM SA	9,990,712	30,893
	Lojas Renner SA	13,122,484	30,764
	Energisa SA	3,946,298	30,650
	TOTVS SA	6,156,255	30,204
	Itau Unibanco Holding SA	5,817,954	29,953
*	Sendas Distribuidora SA	16,433,431	28,531
*	Hypera SA	5,541,328	28,215
	Banco Santander Brasil SA	5,115,207	25,910
	Kinea Renda Imobiliaria FII	944,941	25,845
	Allos SA	6,410,946	24,754
	Santos Brasil Participacoes SA	9,783,047	22,675
	3R Petroleum Oleo E Gas SA	4,161,278	19,908

		Shares	Market Value ($000)
	Engie Brasil Energia SA	2,405,433	18,810
	Kinea Indice de Precos FII	1,114,995	18,802
	Transmissora Alianca de Energia Eletrica SA	2,996,575	17,902
*	Eneva SA	7,962,552	17,780
[3]	GPS Participacoes e Empreendimentos SA	5,762,900	17,728
	Cielo SA	15,873,557	16,193
	Cia De Sanena Do Parana	3,334,895	16,108
	Caixa Seguridade Participacoes SA	6,250,600	15,935
*	Multiplan Empreendimentos Imobiliarios SA	3,756,538	15,913
*	Embraer SA ADR	500,190	15,536
	Iguatemi SA	4,069,200	15,166
	CPFL Energia SA	2,588,000	14,861
	Cia Paranaense de Energia - Copel	9,315,038	14,789
	Cia Siderurgica Nacional SA	6,865,233	14,395
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	505,690	14,341
	Porto Seguro SA	2,554,958	13,822
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,774,654	13,007
	Tres Tentos Agroindustrial SA	6,688,600	12,629
*	Atacadao SA	7,284,665	11,926
	Sao Martinho SA	2,261,717	11,620
	Kinea Rendimentos Imobiliarios FII	619,458	11,586
	Fleury SA	4,272,243	11,451
[2]	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	698,508	10,918
	Auren Energia SA	4,930,384	10,356
	FII BTLG	574,697	10,226
	Neoenergia SA	3,139,600	10,058
	Cia de Saneamento de Minas Gerais Copasa MG	2,589,103	10,057
	Petroreconcavo SA	2,749,050	10,041
	Cia Energetica de Minas Gerais ADR	5,197,706	9,876
*	Marfrig Global Foods SA	4,774,742	9,548
	SLC Agricola SA	2,818,854	8,951
	Alupar Investimento SA	1,584,170	8,626
	XP Log FII	466,467	8,570
	Direcional Engenharia SA	1,694,947	8,331
	M Dias Branco SA	1,730,092	8,240
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,303,463	8,092
	AES Brasil Energia SA	4,022,810	8,030
	Vinci Shopping Centers FII	396,848	7,921
	Odontoprev SA	3,865,908	7,737
	YDUQS Participacoes SA	3,986,420	7,710
	Arezzo Industria e Comercio SA	889,827	7,654
	Telefonica Brasil SA ADR	860,737	7,394
	Wilson Sons SA	2,641,700	7,351
	Petroleo Brasileiro SA ADR	552,228	7,267
	Itau Unibanco Holding SA ADR	1,201,809	7,235
*	Serena Energia SA	4,648,350	7,101
*	Cogna Educacao SA	26,134,485	7,023
	CSN Mineracao SA	7,318,000	6,624
*	Grupo Mateus SA	5,540,280	6,553
	Hedge Brasil Shopping FII	168,184	6,387
	Capitania Securities II FII	4,375,450	6,374
	FII Iridium	497,854	6,333
*	MRV Engenharia e Participacoes SA	5,312,440	6,321
	Dexco SA	4,882,848	6,311
*	Grupo De Moda Soma SA	5,970,957	6,271
	Maxi Renda FII (BVMF)	3,401,903	6,129
	Smartfit Escola de Ginastica e Danca SA	1,565,400	5,867
*	IRB-Brasil Resseguros SA	1,119,784	5,803
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	254,450	5,738
*	Ambipar Participacoes e Empreendimentos SA Class B	626,629	5,600
	Fii UBS Br Receb Imob	365,529	5,513
	Vivara Participacoes SA	1,291,900	5,493
*	Log-in Logistica Intermodal SA	788,474	5,216
	Mills Locacao Servicos e Logistica SA	2,583,967	5,076
[2]	Cia Paranaense de Energia - Copel ADR	699,465	4,959
	Grendene SA	4,707,976	4,894
	Cury Construtora e Incorporadora SA	1,224,100	4,804
	Vulcabras SA	1,660,300	4,544
*	SIMPAR SA	4,052,000	4,535
	Mahle Metal Leve SA	748,664	4,467

		Shares	Market Value ($000)
	Tupy SA	987,560	4,313
*	Magazine Luiza SA	2,151,265	4,210
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	875,316	4,078
	Iochpe Maxion SA	1,829,971	4,041
	Fras-Le SA	1,193,899	4,023
*,2	Sendas Distribuidora SA ADR	462,038	4,015
	Minerva SA	3,478,943	3,869
*	Oncoclinicas do Brasil Servicos Medicos SA	3,476,306	3,860
	TIM SA ADR	243,230	3,736
[2]	Centrais Eletricas Brasileiras SA ADR	532,827	3,735
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	995,560	3,705
	EcoRodovias Infraestrutura e Logistica SA	2,938,671	3,684
*,3	LWSA SA	4,504,205	3,504
*	Hidrovias do Brasil SA	5,518,500	3,434
	Cia Siderurgica Nacional SA ADR	1,588,434	3,336
	Grupo SBF SA	1,241,641	3,319
	Centrais Eletricas Brasileiras SA ADR (XNYS)	422,051	3,216
	Ez Tec Empreendimentos e Participacoes SA	1,372,902	3,202
	JHSF Participacoes SA	4,411,900	3,182
	Pet Center Comercio e Participacoes SA	4,612,222	2,854
*	Cia Brasileira de Aluminio	2,951,276	2,771
*	Anima Holding SA	4,278,055	2,723
	Gerdau SA ADR	800,508	2,594
	LOG Commercial Properties e Participacoes SA	590,356	2,269
	Camil Alimentos SA	1,445,226	2,254
*	Cia Brasileira de Distribuicao	4,577,054	2,144
	Cia Energetica de Minas Gerais	956,549	2,129
*	Movida Participacoes SA	1,815,992	2,097
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,916,592	2,047
*	Diagnosticos da America SA	3,747,733	1,822
	Lojas Quero-Quero SA	2,631,616	1,819
*	Zamp SA	3,015,885	1,770
*	CVC Brasil Operadora e Agencia de Viagens SA	5,418,381	1,743
	FII Hectare Ce	305,291	1,619
*	Maxi Renda FII	834,938	1,504
	Armac Locacao Logistica E Servicos SA	861,600	1,336
*,2	Braskem SA Class A ADR	213,266	1,326
[2]	Cia Paranaense de Energia - Copel ADR (XNYS)	205,996	1,304
	Fundo De Investimento Imobiliario Tg Ativo Real	58,323	1,241
	Empreendimentos Pague Menos SA	2,160,783	974
*	Grupo Casas Bahia SA	1,181,559	934
*	Orizon Valorizacao de Residuos SA	119,718	904
	CM Hospitalar SA	1,975,670	796
	Blau Farmaceutica SA	434,200	795
	Ambev SA ADR	383,229	789
	Hospital Mater Dei SA	805,791	667
*,2	Cia Brasileira de Distribuicao ADR	455,545	187
			4,182,276
Canada (7.1%)
	Royal Bank of Canada	19,615,557	2,191,930
	Toronto-Dominion Bank	24,558,298	1,450,214
	Enbridge Inc.	29,562,357	1,106,354
	Canadian Pacific Kansas City Ltd.	12,985,968	1,088,991
	Canadian Natural Resources Ltd.	29,240,269	1,038,176
*	Shopify Inc. Class A (XTSE)	16,508,257	1,011,073
	Brookfield Corp. Class A	20,686,760	1,008,829
	Canadian National Railway Co.	7,821,462	905,446
	Constellation Software Inc.	276,073	871,078
[2]	Bank of Montreal	10,099,508	851,836
	Bank of Nova Scotia	17,007,789	794,185
	Suncor Energy Inc.	17,930,798	716,115
[2]	Canadian Imperial Bank of Commerce	13,039,949	674,358
	Manulife Financial Corp.	25,130,379	669,464
	Waste Connections Inc.	3,577,846	636,324
	Alimentation Couche-Tard Inc.	10,067,615	620,617
	TC Energy Corp.	14,436,747	612,959
	Agnico Eagle Mines Ltd.	6,924,124	534,261
	Intact Financial Corp.	2,475,590	449,879
	Sun Life Financial Inc.	8,117,818	402,995

		Shares	Market Value ($000)
	National Bank of Canada	4,715,143	394,383
	Wheaton Precious Metals Corp.	6,298,708	376,604
	Cenovus Energy Inc.	18,122,667	365,170
	Dollarama Inc.	3,779,036	354,268
	Nutrien Ltd.	6,889,433	353,341
	Fairfax Financial Holdings Ltd.	297,371	350,696
	Franco-Nevada Corp.	2,657,737	342,494
*	CGI Inc.	2,834,280	323,182
[2]	Thomson Reuters Corp.	1,915,120	310,367
	Teck Resources Ltd. Class B	6,305,202	309,083
[2]	Restaurant Brands International Inc.	4,344,722	304,208
	Pembina Pipeline Corp.	7,612,224	295,028
	WSP Global Inc.	1,732,907	287,853
	Fortis Inc.	6,834,613	285,731
	Barrick Gold Corp. (XTSE)	14,454,063	267,798
	Cameco Corp.	5,882,528	267,742
	Loblaw Cos. Ltd.	2,036,713	251,150
[2]	Brookfield Asset Management Ltd. Class A	5,746,831	250,827
	Power Corp. of Canada	7,587,485	219,604
	Tourmaline Oil Corp.	4,640,345	204,180
	RB Global Inc.	2,543,956	202,665
	TFI International Inc.	1,108,812	172,596
	Metro Inc. Class A	2,882,514	171,659
	Barrick Gold Corp. (XLON)	9,008,462	166,200
	Magna International Inc.	3,733,309	165,675
	Imperial Oil Ltd.	2,266,409	162,366
	Kinross Gold Corp.	17,020,683	154,717
	ARC Resources Ltd.	8,320,817	143,979
[2]	Emera Inc.	3,962,933	143,058
[2]	BCE Inc.	4,227,560	142,598
	Stantec Inc.	1,583,261	139,307
[3]	Hydro One Ltd.	4,393,139	137,682
	George Weston Ltd.	786,916	121,869
*	Descartes Systems Group Inc.	1,187,829	120,809
	Pan American Silver Corp.	5,081,825	116,827
	TMX Group Ltd.	3,834,690	116,542
	Open Text Corp.	3,692,870	116,404
	First Quantum Minerals Ltd.	9,446,754	115,634
	Great-West Lifeco Inc.	3,812,958	114,528
*	Ivanhoe Mines Ltd. Class A	8,676,818	113,437
	TELUS Corp.	6,832,435	110,307
	Toromont Industries Ltd.	1,137,585	105,795
	AtkinsRealis Group Inc.	2,438,789	105,066
	Element Fleet Management Corp.	5,433,165	103,929
	GFL Environmental Inc. (XTSE)	2,638,034	102,357
	Alamos Gold Inc. Class A	5,722,165	97,521
[2]	AltaGas Ltd.	4,080,629	97,298
	FirstService Corp.	555,474	96,852
	Gildan Activewear Inc.	2,345,794	95,521
	iA Financial Corp. Inc.	1,382,447	93,482
	West Fraser Timber Co. Ltd.	1,045,795	92,737
	Lundin Mining Corp.	9,092,398	91,803
	Keyera Corp.	3,182,498	89,783
*	Celestica Inc.	1,635,494	85,776
	Colliers International Group Inc.	602,008	81,133
*	Bombardier Inc. Class B	1,199,015	80,921
[2]	Canadian Apartment Properties REIT	2,324,403	80,811
*	CAE Inc.	4,427,926	80,563
*	MEG Energy Corp.	3,784,765	78,428
	Saputo Inc.	3,392,549	77,967
[2]	Canadian Tire Corp. Ltd. Class A	714,460	73,368
[2]	Veren Inc.	8,650,123	67,539
[2]	PrairieSky Royalty Ltd.	3,318,537	66,700
[2]	Whitecap Resources Inc.	8,228,344	63,412
[2]	Brookfield Infrastructure Corp. Class A (XTSE)	1,590,610	61,935
	Onex Corp.	902,037	61,813
[2]	Algonquin Power & Utilities Corp.	9,592,039	59,887
[2]	Northland Power Inc.	3,550,112	59,372
	Finning International Inc.	1,991,791	57,086
[2]	Capital Power Corp.	1,782,623	55,093

		Shares	Market Value ($000)
[2]	RioCan REIT	4,250,802	55,050
	Parkland Corp.	1,929,042	54,113
	B2Gold Corp.	18,027,095	54,056
	Stella-Jones Inc.	785,867	52,873
	Brookfield Renewable Corp. Class A	1,879,739	52,839
	Boyd Group Services Inc.	297,622	49,899
*	Kinaxis Inc.	387,986	47,734
*	Eldorado Gold Corp.	2,813,699	47,708
	Granite REIT	882,493	47,421
	Canadian Western Bank	1,371,094	47,380
*,2	NexGen Energy Ltd.	7,102,629	47,329
	Primo Water Corp.	2,155,300	47,285
	Hudbay Minerals Inc.	5,472,712	45,664
*	Capstone Copper Corp.	6,707,828	45,086
[2]	Osisko Gold Royalties Ltd. (XTSE)	2,452,197	43,000
*	Aritzia Inc.	1,241,954	40,767
	Definity Financial Corp.	1,106,510	38,485
[2]	Choice Properties REIT	3,792,505	38,072
[2]	Dream Industrial REIT	3,840,665	37,498
[2]	Gibson Energy Inc.	2,266,069	37,028
	Baytex Energy Corp.	9,924,104	36,874
[2]	Methanex Corp.	755,767	36,741
[2]	Premium Brands Holdings Corp. Class A	515,530	34,868
[2]	First Capital REIT	2,917,590	34,593
[2]	BRP Inc.	462,409	33,502
*	ATS Corp.	1,105,976	33,236
	Chartwell Retirement Residences	3,311,761	32,862
[2]	Boardwalk REIT	569,133	32,153
[2]	IGM Financial Inc.	1,128,587	31,978
*	IAMGOLD Corp.	7,626,689	31,431
	Atco Ltd.	1,011,961	31,393
[2]	SmartCentres REIT	1,801,792	31,295
	Stelco Holdings Inc.	646,729	31,127
	Boralex Inc. Class A	1,199,212	29,758
[2,3]	Nuvei Corp.	882,749	29,168
	Linamar Corp.	576,229	28,744
[2]	TransAlta Corp.	3,800,239	28,626
*	Air Canada	2,447,751	28,207
*	Equinox Gold Corp.	4,961,904	27,853
*	Bausch Health Cos. Inc.	4,216,539	25,409
	H&R REIT	3,635,131	25,302
	Russel Metals Inc.	855,280	24,866
[2]	First Majestic Silver Corp.	3,960,080	24,495
	OceanaGold Corp.	9,879,262	24,329
[2]	Topaz Energy Corp.	1,287,727	24,241
	Vermilion Energy Inc.	2,244,210	24,138
	Lundin Gold Inc.	1,370,671	23,727
[2]	Paramount Resources Ltd. Class A	1,090,152	23,648
*	Lightspeed Commerce Inc. (XTSE)	1,744,266	23,360
	CI Financial Corp.	1,902,433	22,998
	North West Co. Inc.	671,289	21,739
[2]	Parex Resources Inc.	1,408,637	21,130
[2]	Allied Properties REIT	1,750,881	20,988
	Centerra Gold Inc.	2,983,789	20,012
[2]	Superior Plus Corp.	3,346,284	19,341
	Maple Leaf Foods Inc.	1,035,266	18,903
*	Torex Gold Resources Inc.	1,192,026	18,899
	Barrick Gold Corp.	998,659	18,485
	GFL Environmental Inc.	462,534	17,956
*	Shopify Inc. Class A	292,347	17,892
*,2	BlackBerry Ltd.	7,376,686	17,792
*	Novagold Resources Inc.	3,286,327	15,686
	Quebecor Inc. Class B	708,850	15,659
	SSR Mining Inc.	2,775,669	15,400
	Innergex Renewable Energy Inc.	2,235,824	15,368
	Winpak Ltd.	425,390	14,654
	Enghouse Systems Ltd.	611,157	13,603
[2]	Primaris REIT	1,346,038	13,279
[2]	Transcontinental Inc. Class A	1,006,009	11,877
	Cargojet Inc.	119,340	11,274

		Shares	Market Value ($000)
[2]	Laurentian Bank of Canada	525,227	10,172
[2]	Mullen Group Ltd.	925,906	10,026
[2]	NorthWest Healthcare Properties REIT	2,477,999	8,992
*	Canfor Corp.	769,564	8,829
[2]	Westshore Terminals Investment Corp.	511,170	8,571
	First National Financial Corp.	279,341	7,488
	Cameco Corp. (XTSE)	157,192	7,151
*,2	Ballard Power Systems Inc.	2,947,688	6,683
	Cogeco Communications Inc.	144,406	6,621
[2]	Cascades Inc.	934,376	6,585
*,2	Cronos Group Inc.	2,630,238	6,477
*,2	Lithium Americas Argentina Corp.	1,443,028	4,358
	Brookfield Infrastructure Corp. Class A	66,621	2,592
*,2	Lightspeed Commerce Inc.	176,055	2,357
	Osisko Gold Royalties Ltd.	122,359	2,146
			31,300,794
Chile (0.1%)
	Banco de Chile	607,756,382	72,405
	Empresas Copec SA	6,798,580	47,351
	Banco de Credito e Inversiones SA	1,318,448	38,554
*	Falabella SA	11,007,115	36,462
	Latam Airlines Group SA	2,808,529,126	34,768
	Cencosud SA	18,558,699	34,305
	Empresas CMPC SA	16,609,758	28,851
	Banco Santander Chile	553,632,158	27,568
	Enel Americas SA	264,567,676	24,761
	Enel Chile SA	338,045,750	19,309
	Cia Sud Americana de Vapores SA	243,069,008	16,705
	Banco Santander Chile ADR	774,354	15,549
	Parque Arauco SA	9,067,783	14,441
	Colbun SA	100,928,730	13,127
	Quinenco SA	3,510,454	12,232
	Banco Itau Chile SA	1,062,924	11,862
	Aguas Andinas SA Class A	38,180,872	11,346
	Cia Cervecerias Unidas SA	1,869,731	10,325
	Cencosud Shopping SA	6,602,799	10,312
	Plaza SA	4,602,363	7,134
	SMU SA	41,063,916	6,801
*	Engie Energia Chile SA	6,785,341	6,167
*	CAP SA	1,038,767	5,856
	Empresa Nacional de Telecomunicaciones SA	1,822,607	5,125
	Inversiones Aguas Metropolitanas SA	6,637,065	4,848
	Vina Concha y Toro SA	3,599,565	4,513
*	Ripley Corp. SA	14,849,019	4,272
	Inversiones La Construccion SA	442,231	3,464
	Sociedad de Inversiones Oro Blanco SA	668,524,438	3,379
	SONDA SA	7,561,749	3,195
	Enel Chile SA ADR	153,493	433
			535,420
China (6.6%)
	Tencent Holdings Ltd.	87,328,940	4,029,921
	Alibaba Group Holding Ltd.	236,515,296	2,327,364
*	PDD Holdings Inc. ADR	9,840,707	1,268,369
*,3	Meituan Class B	74,354,207	1,029,558
	China Construction Bank Corp. Class H	1,299,294,479	907,279
	Industrial & Commercial Bank of China Ltd. Class H	1,095,727,246	607,013
	Bank of China Ltd. Class H	1,162,881,141	517,818
	NetEase Inc.	25,051,809	462,045
*,3	Xiaomi Corp. Class B	203,665,793	437,440
	JD.com Inc. Class A	33,122,407	436,739
	BYD Co. Ltd. Class H	13,620,148	403,221
	Ping An Insurance Group Co. of China Ltd. Class H	87,183,022	378,603
*	Baidu Inc. Class A	30,949,423	343,155
*	Trip.com Group Ltd.	7,347,831	313,692
	PetroChina Co. Ltd. Class H	289,404,085	251,311
*,3	Kuaishou Technology	39,216,949	219,642
	Kweichow Moutai Co. Ltd. Class A	1,116,821	219,565
	China Merchants Bank Co. Ltd. Class H	52,889,196	219,217
	China Petroleum & Chemical Corp. Class H	338,971,718	217,241

		Shares	Market Value ($000)
	China Shenhua Energy Co. Ltd. Class H	46,964,560	195,284
	Agricultural Bank of China Ltd. Class H	426,534,504	190,871
	Zijin Mining Group Co. Ltd. Class H	80,050,595	162,372
	ANTA Sports Products Ltd.	17,437,330	156,079
*	Li Auto Inc. Class A	15,003,869	146,771
	China Life Insurance Co. Ltd. Class H	103,876,338	144,114
*	New Oriental Education & Technology Group Inc.	21,168,796	137,018
	Tencent Music Entertainment Group ADR	8,677,785	123,051
	PICC Property & Casualty Co. Ltd. Class H	93,536,973	122,657
	Yum China Holdings Inc.	4,040,196	121,970
	KE Holdings Inc. ADR	8,744,304	121,109
	China Resources Land Ltd.	38,394,235	114,764
*	BeiGene Ltd.	8,695,468	110,630
	Haier Smart Home Co. Ltd. Class H	32,172,125	105,184
	Contemporary Amperex Technology Co. Ltd. Class A	3,920,953	101,022
*,3	Innovent Biologics Inc.	20,365,478	100,816
	China Pacific Insurance Group Co. Ltd. Class H	36,048,483	95,818
[3]	Nongfu Spring Co. Ltd. Class H	24,312,923	94,447
	China Yangtze Power Co. Ltd. Class A	21,731,200	89,801
	Shenzhou International Group Holdings Ltd.	10,516,804	89,030
	CSPC Pharmaceutical Group Ltd.	116,112,056	86,369
	China Overseas Land & Investment Ltd.	53,256,328	86,096
*,2	NIO Inc. Class A	18,700,204	83,342
	China Merchants Bank Co. Ltd. Class A	18,175,729	82,274
	CITIC Ltd.	88,573,062	81,662
	H World Group Ltd.	27,131,860	81,600
[3]	Postal Savings Bank of China Co. Ltd. Class H	149,421,794	79,901
[3]	China Tower Corp. Ltd. Class H	649,973,646	79,751
	China CITIC Bank Corp. Ltd. Class H	128,236,797	76,741
	Geely Automobile Holdings Ltd.	75,468,744	76,681
*	J&T Global Express Ltd.	94,752,000	74,560
	Bank of Communications Co. Ltd. Class H	102,385,044	74,392
	ENN Energy Holdings Ltd.	10,582,251	74,047
*	XPeng Inc. Class A	18,121,974	73,250
*,3	Wuxi Biologics Cayman Inc.	49,943,874	73,051
	China Resources Power Holdings Co. Ltd.	26,112,882	71,832
	China Mengniu Dairy Co. Ltd.	42,616,424	71,310
	Yangzijiang Shipbuilding Holdings Ltd.	35,299,822	71,174
	Full Truck Alliance Co. Ltd. ADR	9,291,638	70,616
	China Resources Beer Holdings Co. Ltd.	21,986,843	68,399
	Vipshop Holdings Ltd. ADR	4,778,157	65,174
[3]	CGN Power Co. Ltd. Class H	155,091,720	63,335
	Kanzhun Ltd. ADR	4,537,920	61,625
	Wuliangye Yibin Co. Ltd. Class A	3,456,735	60,732
*	Bilibili Inc.	3,955,888	60,193
	Li Ning Co. Ltd.	31,190,724	58,096
	Yankuang Energy Group Co. Ltd. Class H	43,437,805	56,700
	COSCO SHIPPING Holdings Co. Ltd. Class H	39,122,725	55,872
	Ping An Insurance Group Co. of China Ltd. Class A	9,480,147	55,857
	Industrial & Commercial Bank of China Ltd. Class A	68,622,398	55,553
*	TAL Education Group ADR	5,483,716	54,947
	BYD Co. Ltd. Class A	1,600,777	54,729
	Tsingtao Brewery Co. Ltd. Class H	8,540,719	54,563
*,2,3	Akeso Inc.	9,530,260	51,613
	Sunny Optical Technology Group Co. Ltd.	9,040,377	50,699
[3]	Pop Mart International Group Ltd.	9,528,598	50,554
	Kunlun Energy Co. Ltd.	51,140,728	49,575
	Agricultural Bank of China Ltd. Class A	77,061,200	48,919
	Sino Biopharmaceutical Ltd.	135,687,818	48,658
*,2,3	SenseTime Group Inc. Class B	293,843,000	45,499
	Great Wall Motor Co. Ltd. Class H	32,421,951	44,268
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	8,452,847	44,179
	CMOC Group Ltd. Class H	55,050,170	43,906
	Weichai Power Co. Ltd. Class H	27,260,364	43,629
[3]	Longfor Group Holdings Ltd.	32,731,157	42,521
	Industrial Bank Co. Ltd. Class A	18,332,479	42,493
	China Resources Gas Group Ltd.	12,429,974	42,185
	BYD Electronic International Co. Ltd.	10,771,374	41,921
	Zijin Mining Group Co. Ltd. Class A	18,130,567	41,818
	China Longyuan Power Group Corp. Ltd. Class H	46,235,772	41,458

		Shares	Market Value ($000)
	Sinopharm Group Co. Ltd. Class H	17,383,727	40,774
	Anhui Conch Cement Co. Ltd. Class H	16,643,266	40,580
*	GCL Technology Holdings Ltd.	286,616,000	40,326
*,3	JD Health International Inc.	14,516,795	40,292
	China Hongqiao Group Ltd.	31,153,283	38,805
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,082,587	38,550
	People's Insurance Co. Group of China Ltd. Class H	113,625,106	38,231
	Yum China Holdings Inc. (XHKG)	1,249,287	37,778
*	Foxconn Industrial Internet Co. Ltd. Class A	11,094,505	37,272
	Zhaojin Mining Industry Co. Ltd. Class H	20,754,192	37,209
	China Gas Holdings Ltd.	40,732,953	37,043
	China Petroleum & Chemical Corp. Class A	39,189,536	35,176
	Bank of Communications Co. Ltd. Class A	34,545,297	35,176
	CITIC Securities Co. Ltd. Class H	23,242,325	34,954
	CRRC Corp. Ltd. Class H	56,332,034	34,906
	Huaneng Power International Inc. Class H	58,652,098	34,855
	China Shenhua Energy Co. Ltd. Class A	6,299,766	34,653
[3]	Haidilao International Holding Ltd.	21,311,310	34,566
*,2	Alibaba Health Information Technology Ltd.	80,927,919	34,231
	China State Construction International Holdings Ltd.	24,466,645	34,204
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,688,378	33,213
	Kingsoft Corp. Ltd.	11,391,900	32,269
*	Kingdee International Software Group Co. Ltd.	40,130,286	32,159
	China Minsheng Banking Corp. Ltd. Class H	90,544,717	32,090
	Qifu Technology Inc. Class A ADR	1,574,625	31,981
	Tingyi Cayman Islands Holding Corp.	25,907,630	31,589
	Aluminum Corp. of China Ltd. Class H	55,230,012	30,917
	Hengan International Group Co. Ltd.	9,774,507	30,534
	Shanghai Pudong Development Bank Co. Ltd. Class A	25,919,072	30,143
*,3	Zhejiang Leapmotor Technology Co. Ltd.	9,430,900	30,121
	Wanhua Chemical Group Co. Ltd. Class A	2,801,183	30,066
	Jiangxi Copper Co. Ltd. Class H	16,899,420	29,708
*	Muyuan Foods Co. Ltd. Class A	4,864,409	29,435
[3]	Hansoh Pharmaceutical Group Co. Ltd.	13,429,836	29,376
[2,3]	Smoore International Holdings Ltd.	25,079,246	29,282
	China Power International Development Ltd.	62,150,568	29,255
	CITIC Securities Co. Ltd. Class A	10,663,173	29,208
	China Coal Energy Co. Ltd. Class H	28,488,441	28,862
*,2	Genscript Biotech Corp.	17,918,403	28,548
	China State Construction Engineering Corp. Ltd. Class A	36,762,638	28,399
[3]	Giant Biogene Holding Co. Ltd.	5,468,000	28,345
	Xinyi Solar Holdings Ltd.	59,281,252	28,128
	Shaanxi Coal Industry Co. Ltd. Class A	8,641,910	27,952
	PetroChina Co. Ltd. Class A	22,430,270	27,798
	Tongcheng Travel Holdings Ltd.	15,946,619	27,764
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,087,852	27,746
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,391,418	27,278
	China Railway Group Ltd. Class H	55,232,618	26,935
	China Galaxy Securities Co. Ltd. Class H	52,087,533	26,659
*,2	HUTCHMED China Ltd.	6,828,983	26,409
	Bank of China Ltd. Class A	40,165,200	25,900
	China Merchants Port Holdings Co. Ltd.	17,499,261	25,732
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,181,756	25,711
[3]	China Feihe Ltd.	56,751,189	25,702
*,2	Zai Lab Ltd.	13,503,220	25,564
	Bosideng International Holdings Ltd.	49,240,417	24,613
	China Pacific Insurance Group Co. Ltd. Class A	6,003,275	24,557
*,3	JD Logistics Inc.	23,624,576	24,298
	Ping An Bank Co. Ltd. Class A	17,036,013	24,232
	Dongyue Group Ltd.	27,757,811	24,185
	Sinotruk Hong Kong Ltd.	9,165,975	24,126
	ZTE Corp. Class H	10,759,728	24,103
	Luzhou Laojiao Co. Ltd. Class A	1,318,961	23,861
	NARI Technology Co. Ltd. Class A	7,068,718	23,486
[3]	China International Capital Corp. Ltd. Class H	20,794,022	23,177
	Haitian International Holdings Ltd.	7,978,058	23,147
	Hygon Information Technology Co. Ltd. Class A	2,057,466	22,664
*	China CSSC Holdings Ltd. Class A	3,991,264	22,655
[3]	China Resources Mixc Lifestyle Services Ltd.	8,062,290	22,600
	China National Nuclear Power Co. Ltd. Class A	14,786,131	22,579

		Shares	Market Value ($000)
	China Everbright Environment Group Ltd.	49,921,687	22,552
	CRRC Corp. Ltd. Class A	21,345,600	22,551
	NAURA Technology Group Co. Ltd. Class A	468,808	22,256
	Haitong Securities Co. Ltd. Class H	48,133,319	22,255
	China Oilfield Services Ltd. Class H	25,051,043	22,067
	Anhui Gujing Distillery Co. Ltd. Class B	1,651,580	22,021
[2,3]	Hua Hong Semiconductor Ltd.	8,257,895	21,897
	Beijing Enterprises Holdings Ltd.	6,593,413	21,877
	East Money Information Co. Ltd. Class A	14,150,143	21,812
[3]	Yadea Group Holdings Ltd.	16,158,488	21,777
	SF Holding Co. Ltd. Class A	4,477,581	21,724
[3]	Huatai Securities Co. Ltd. Class H	19,527,505	21,605
	China Taiping Insurance Holdings Co. Ltd.	20,117,893	21,418
	Guangdong Investment Ltd.	40,549,201	21,264
[2]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	17,628,543	21,148
	China National Building Material Co. Ltd. Class H	63,277,010	20,972
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,298,735	20,908
	Haier Smart Home Co. Ltd. Class A	5,519,194	20,845
	COSCO SHIPPING Holdings Co. Ltd. Class A	11,403,336	20,773
	Kingboard Holdings Ltd.	10,145,740	20,693
*	iQIYI Inc. ADR	6,163,807	20,525
	RLX Technology Inc. ADR	11,460,049	20,513
	Autohome Inc. ADR	813,179	20,281
	New China Life Insurance Co. Ltd. Class H	10,390,232	20,265
	MINISO Group Holding Ltd.	4,827,116	20,179
*,3	3SBio Inc.	25,312,641	19,855
	Brilliance China Automotive Holdings Ltd.	40,388,000	19,766
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	24,911,157	19,725
	Gree Electric Appliances Inc. of Zhuhai Class A	3,536,183	19,584
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,622,578	19,532
*,2	China Ruyi Holdings Ltd.	72,591,121	19,405
	China CITIC Bank Corp. Ltd. Class A	22,282,777	19,327
[3]	WuXi AppTec Co. Ltd. Class H	4,657,471	19,052
[3]	Shandong Gold Mining Co. Ltd. Class H	9,081,350	18,816
	C&D International Investment Group Ltd.	11,093,833	18,595
*,3	China Literature Ltd.	5,577,477	18,073
	Hisense Home Appliances Group Co. Ltd. Class H	5,535,133	17,895
	Chongqing Rural Commercial Bank Co. Ltd. Class H	34,554,778	17,892
[2]	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,883,576	17,820
	Sungrow Power Supply Co. Ltd. Class A	1,864,271	17,795
*,2,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,392,946	17,745
	China Everbright Bank Co. Ltd. Class A	40,433,709	17,677
[2]	Far East Horizon Ltd.	25,643,309	17,508
	China Conch Venture Holdings Ltd.	19,879,534	17,373
	BOE Technology Group Co. Ltd. Class A	31,773,000	17,348
[2]	Country Garden Services Holdings Co. Ltd.	28,706,942	17,273
	Bank of Ningbo Co. Ltd. Class A	5,800,242	17,265
	AviChina Industry & Technology Co. Ltd. Class H	35,203,655	17,221
[3]	Topsports International Holdings Ltd.	38,647,479	17,214
	China Communications Services Corp. Ltd. Class H	33,499,501	17,210
*,2	China Vanke Co. Ltd. Class H	31,362,361	17,198
	Bank of Jiangsu Co. Ltd. Class A	16,083,504	17,116
	Chinasoft International Ltd.	35,022,258	17,066
[2]	Beijing Enterprises Water Group Ltd.	55,274,578	17,055
	Shanghai Baosight Software Co. Ltd. Class B	10,413,578	17,040
	Sany Heavy Industry Co. Ltd. Class A	7,593,265	16,966
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,568,550	16,526
	Jiangsu Expressway Co. Ltd. Class H	17,239,059	16,405
[2]	Guangzhou Automobile Group Co. Ltd. Class H	44,423,508	16,385
	Wens Foodstuffs Group Co. Ltd. Class A	5,892,459	16,266
	China Railway Group Ltd. Class A	18,749,600	16,143
	China United Network Communications Ltd. Class A	24,511,100	15,950
[3]	China Resources Pharmaceutical Group Ltd.	22,964,203	15,702
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	532,356	15,667
	SDIC Power Holdings Co. Ltd. Class A	6,661,603	15,661
	Zhongji Innolight Co. Ltd. Class A	858,190	15,625
	Shenzhen International Holdings Ltd.	19,464,334	15,596
	Luxshare Precision Industry Co. Ltd. Class A	2,928,751	15,555
	Baoshan Iron & Steel Co. Ltd. Class A	16,510,744	15,532
	Shenzhen Inovance Technology Co. Ltd. Class A	2,393,614	15,438

		Shares	Market Value ($000)
	Fosun International Ltd.	29,433,006	15,333
*	Will Semiconductor Co. Ltd. Shanghai Class A	1,065,141	15,195
*	SAIC Motor Corp. Ltd. Class A	7,433,276	15,098
	China Three Gorges Renewables Group Co. Ltd. Class A	22,287,900	14,991
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,323,167	14,979
	Zhejiang Expressway Co. Ltd. Class H	22,769,562	14,942
	China Minsheng Banking Corp. Ltd. Class A	30,303,000	14,894
*	Seres Group Co. Ltd. Class A	1,342,000	14,818
	Chongqing Changan Automobile Co. Ltd. Class A	7,325,657	14,802
	TravelSky Technology Ltd. Class H	12,893,068	14,535
*	China Traditional Chinese Medicine Holdings Co. Ltd.	33,855,682	14,306
	Yuexiu Property Co. Ltd.	22,359,657	14,291
	China Medical System Holdings Ltd.	17,163,045	14,234
	Zhongsheng Group Holdings Ltd.	9,116,397	14,224
	Shandong Gold Mining Co. Ltd. Class A	3,448,685	14,110
	Postal Savings Bank of China Co. Ltd. Class A	21,043,873	14,062
	Bank of Beijing Co. Ltd. Class A	18,927,614	13,958
	Daqin Railway Co. Ltd. Class A	14,389,100	13,878
	China Merchants Securities Co. Ltd. Class A	6,678,922	13,755
*	Cambricon Technologies Corp. Ltd. Class A	374,425	13,692
*	Minth Group Ltd.	9,742,408	13,670
[2]	China Everbright Bank Co. Ltd. Class H	45,163,762	13,636
	LONGi Green Energy Technology Co. Ltd. Class A	6,755,288	13,575
	WuXi AppTec Co. Ltd. Class A	2,289,896	13,464
	Uni-President China Holdings Ltd.	16,247,074	13,371
*	GDS Holdings Ltd. Class A	9,582,186	13,352
	Shenwan Hongyuan Group Co. Ltd. Class A	21,018,432	13,327
	Hello Group Inc. Class A ADR	1,966,320	13,273
	Poly Developments & Holdings Group Co. Ltd. Class A	10,771,825	13,142
	AECC Aviation Power Co. Ltd. Class A	2,387,206	13,133
	Bank of Nanjing Co. Ltd. Class A	9,379,248	13,101
	ZTE Corp. Class A	3,440,264	13,100
[2]	GF Securities Co. Ltd. Class H	15,234,786	13,097
	Sinopec Engineering Group Co. Ltd. Class H	20,461,326	13,040
	Kingboard Laminates Holdings Ltd.	14,468,229	13,010
*,2,3	Hygeia Healthcare Holdings Co. Ltd.	4,823,848	12,998
	China Nonferrous Mining Corp. Ltd.	18,232,316	12,985
	JOYY Inc. ADR	389,978	12,982
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,810,882	12,972
	Bank of Shanghai Co. Ltd. Class A	12,760,260	12,870
	Greentown China Holdings Ltd.	16,921,250	12,805
[2,3]	Meitu Inc.	39,107,704	12,681
*,2	Daqo New Energy Corp. ADR	722,595	12,667
	Aier Eye Hospital Group Co. Ltd. Class A	8,153,884	12,490
	CSC Financial Co. Ltd. Class A	4,518,060	12,434
	GD Power Development Co. Ltd. Class A	16,137,570	12,420
	Anhui Conch Cement Co. Ltd. Class A	3,708,300	12,403
	Sinotrans Ltd. Class H	26,700,079	12,395
	Huaxia Bank Co. Ltd. Class A	14,236,134	12,369
	Fufeng Group Ltd.	20,722,124	12,241
	Advanced Micro-Fabrication Equipment Inc. China Class A	558,611	12,173
	Guotai Junan Securities Co. Ltd. Class A	6,057,500	12,050
	Beijing Kingsoft Office Software Inc. Class A	410,003	11,964
	Atour Lifestyle Holdings Ltd. ADR	713,510	11,944
[2,3]	Guotai Junan Securities Co. Ltd. Class H	11,395,158	11,882
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	20,968,924	11,849
	FinVolution Group ADR	2,117,645	11,816
	Power Construction Corp. of China Ltd. Class A	15,505,502	11,803
[2]	JinkoSolar Holding Co. Ltd. ADR	567,924	11,790
[2,3]	Ganfeng Lithium Group Co. Ltd. Class H	5,590,989	11,740
	Lao Feng Xiang Co. Ltd. Class B	3,263,372	11,727
*,2	Canadian Solar Inc.	702,612	11,649
	Iflytek Co. Ltd. Class A	2,069,250	11,411
*,2,3	Ping An Healthcare & Technology Co. Ltd.	7,791,535	11,357
[2]	Huadian Power International Corp. Ltd. Class H	21,948,209	11,303
*,2,3	Keymed Biosciences Inc.	2,797,791	11,278
	Rongsheng Petrochemical Co. Ltd. Class A	8,956,364	11,246
	Sichuan Chuantou Energy Co. Ltd. Class A	4,339,276	11,241
*,2	Air China Ltd. Class H	24,708,218	11,189
	Weichai Power Co. Ltd. Class A	5,848,100	11,187

		Shares	Market Value ($000)
*,1,2	Country Garden Holdings Co. Ltd.	179,595,898	11,149
	Grand Pharmaceutical Group Ltd.	19,397,403	11,059
	Huatai Securities Co. Ltd. Class A	6,004,000	11,046
	Lens Technology Co. Ltd. Class A	4,437,193	10,986
*,2	Sunac China Holdings Ltd.	80,629,000	10,921
	Fuyao Glass Industry Group Co. Ltd. Class A	1,747,900	10,897
	Aluminum Corp. of China Ltd. Class A	11,393,700	10,882
[2,3]	China Tourism Group Duty Free Corp. Ltd. Class H	1,536,900	10,859
[2]	China Overseas Property Holdings Ltd.	17,932,294	10,774
	Chongqing Changan Automobile Co. Ltd. Class B	21,773,899	10,754
	China Suntien Green Energy Corp. Ltd. Class H	24,944,313	10,693
*,3	Cloud Music Inc.	878,850	10,687
[2,3]	Jinxin Fertility Group Ltd.	32,876,515	10,599
	Shanghai International Airport Co. Ltd. Class A	2,191,136	10,482
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,866,266	10,472
	Focus Media Information Technology Co. Ltd. Class A	13,038,872	10,457
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	6,033,228	10,286
	Yunnan Baiyao Group Co. Ltd. Class A	1,469,935	10,277
*	Haitong Securities Co. Ltd. Class A	8,175,400	10,269
	China Water Affairs Group Ltd.	15,345,909	9,968
	Yankuang Energy Group Co. Ltd. Class A	4,783,155	9,927
	Tongwei Co. Ltd. Class A	3,919,184	9,837
	COSCO SHIPPING Ports Ltd.	16,529,910	9,826
	Bank of Hangzhou Co. Ltd. Class A	5,270,504	9,821
	Yihai International Holding Ltd.	6,550,377	9,812
	XCMG Construction Machinery Co. Ltd. Class A	10,774,764	9,778
*,2,3	China CITIC Financial Asset Management Co. Ltd. Class H	202,773,000	9,736
	China Cinda Asset Management Co. Ltd. Class H	118,310,397	9,698
	Eve Energy Co. Ltd. Class A	1,820,258	9,681
[2]	Gushengtang Holdings Ltd.	2,157,296	9,679
*	China Energy Engineering Corp. Ltd. Class A	31,296,038	9,571
*,2	Alibaba Pictures Group Ltd.	188,301,139	9,514
	Zhongjin Gold Corp. Ltd. Class A	4,244,085	9,490
*,3	Luye Pharma Group Ltd.	26,471,039	9,450
	Xtep International Holdings Ltd.	15,650,841	9,413
	Tianli International Holdings Ltd.	17,340,057	9,409
*,2	Gaotu Techedu Inc. ADR	1,956,571	9,392
	China Galaxy Securities Co. Ltd. Class A	6,235,319	9,391
	Anhui Gujing Distillery Co. Ltd. Class A	360,637	9,387
	SSY Group Ltd.	18,766,411	9,358
*	Dongfeng Motor Group Co. Ltd. Class H	31,880,225	9,347
	TCL Technology Group Corp. Class A	17,017,440	9,236
	Guangdong Haid Group Co. Ltd. Class A	1,505,358	9,152
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,843,980	9,076
	Huaneng Lancang River Hydropower Inc. Class A	5,734,200	9,074
[3]	CSC Financial Co. Ltd. Class H	12,759,945	9,024
*	China Southern Airlines Co. Ltd. Class A	10,981,500	9,001
	GoerTek Inc. Class A	3,005,986	8,974
[3]	China Railway Signal & Communication Corp. Ltd. Class H	21,214,444	8,799
[2]	Flat Glass Group Co. Ltd. Class H	6,050,777	8,781
*,2	China Southern Airlines Co. Ltd. Class H	23,662,505	8,692
*,2	XD Inc.	2,955,636	8,679
*	Nine Dragons Paper Holdings Ltd.	22,207,711	8,668
	China Construction Bank Corp. Class A	8,395,301	8,646
	Shanghai Industrial Holdings Ltd.	5,784,014	8,629
	Shougang Fushan Resources Group Ltd.	24,438,233	8,593
	GF Securities Co. Ltd. Class A	4,941,388	8,592
*,2	Microport Scientific Corp.	12,490,039	8,550
	TBEA Co. Ltd. Class A	4,551,899	8,534
[3]	BAIC Motor Corp. Ltd. Class H	31,524,454	8,516
	Anhui Expressway Co. Ltd. Class H	7,037,025	8,504
	Greentown Service Group Co. Ltd.	19,386,059	8,481
	Fu Shou Yuan International Group Ltd.	13,494,420	8,465
*,1,2,3	New Horizon Health Ltd.	4,645,117	8,407
*	Beijing Capital International Airport Co. Ltd. Class H	25,232,191	8,398
	China Datang Corp. Renewable Power Co. Ltd. Class H	31,386,753	8,353
*,2,3	East Buy Holding Ltd.	5,994,841	8,326
	Montage Technology Co. Ltd. Class A	1,006,331	8,308
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,110,673	8,280
	Yangzijiang Financial Holding Ltd.	32,218,058	8,217

		Shares	Market Value ($000)
	China Vanke Co. Ltd. Class A	8,363,038	8,209
*	ANE Cayman Inc.	8,701,000	8,205
*,2,3	Ascentage Pharma Group International	2,319,728	8,136
	CMOC Group Ltd. Class A	7,806,900	8,099
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,784,450	8,096
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,738,250	8,091
*	China Coal Energy Co. Ltd. Class A	4,846,254	8,015
*	Air China Ltd. Class A	7,937,500	8,009
	China Merchants Energy Shipping Co. Ltd. Class A	7,406,500	7,997
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,297,800	7,990
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,131,267	7,981
	Great Wall Motor Co. Ltd. Class A	2,431,064	7,944
	New China Life Insurance Co. Ltd. Class A	1,795,591	7,943
	Shanghai International Port Group Co. Ltd. Class A	9,487,100	7,925
	Zhejiang NHU Co. Ltd. Class A	2,727,620	7,887
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,579,988	7,886
	CIMC Enric Holdings Ltd.	8,464,208	7,876
	Orient Securities Co. Ltd. Class A	6,678,515	7,858
	Founder Securities Co. Ltd. Class A	7,301,770	7,844
	Shenzhen Expressway Corp. Ltd. Class H	8,020,965	7,843
[2]	Weibo Corp. ADR	1,015,478	7,839
	Eoptolink Technology Inc. Ltd. Class A	559,258	7,827
*	China Eastern Airlines Corp. Ltd. Class A	14,001,200	7,730
*	COFCO Joycome Foods Ltd.	38,069,541	7,705
	Datang International Power Generation Co. Ltd. Class H	38,038,302	7,648
	Everbright Securities Co. Ltd. Class A	3,623,200	7,611
	JCET Group Co. Ltd. Class A	1,640,681	7,604
	Ningbo Tuopu Group Co. Ltd. Class A	1,494,061	7,590
	Sinopec Kantons Holdings Ltd.	13,930,714	7,572
[2]	China Jinmao Holdings Group Ltd.	94,439,558	7,488
*	People's Insurance Co. Group of China Ltd. Class A	9,375,299	7,434
*	GigaDevice Semiconductor Inc. Class A	619,961	7,394
[2]	Sany Heavy Equipment International Holdings Co. Ltd.	12,248,124	7,347
	Satellite Chemical Co. Ltd. Class A	3,035,848	7,337
	China International Marine Containers Group Co. Ltd. Class H	9,347,216	7,262
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,844,900	7,200
	Digital China Holdings Ltd.	17,629,283	7,198
[2]	Lufax Holding Ltd. ADR	2,530,711	7,187
	Hithink RoyalFlush Information Network Co. Ltd. Class A	485,031	7,175
[2]	China Risun Group Ltd.	18,733,094	7,142
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,245,985	7,127
	IEIT Systems Co. Ltd. Class A	1,368,952	7,123
	China Education Group Holdings Ltd.	13,728,248	7,110
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,336,700	7,096
	Huaneng Power International Inc. Class A	6,414,876	7,055
*	ENN Natural Gas Co. Ltd. Class A	2,599,663	7,053
	Sanan Optoelectronics Co. Ltd. Class A	4,264,581	7,032
*,2	EHang Holdings Ltd. ADR	549,274	7,009
	China Tourism Group Duty Free Corp. Ltd. Class A	736,192	6,995
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,104,278	6,994
	China Resources Building Materials Technology Holdings Ltd.	30,355,498	6,982
	Metallurgical Corp. of China Ltd. Class H	36,331,697	6,980
*,2	Golden Solar New Energy Technology Holdings Ltd.	15,990,192	6,944
	Suzhou TFC Optical Communication Co. Ltd. Class A	495,212	6,938
	Onewo Inc. Class H	2,781,200	6,852
	Metallurgical Corp. of China Ltd. Class A	15,578,494	6,818
	Zhejiang Juhua Co. Ltd. Class A	2,470,946	6,768
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,063,952	6,743
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,178,301	6,731
	Poly Property Services Co. Ltd. Class H	1,937,572	6,650
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	5,002,086	6,632
*,2	Seazen Group Ltd.	36,894,348	6,605
*,3	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,576,264	6,604
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	47,819,906	6,601
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	6,565
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	6,544
	Ningbo Deye Technology Co. Ltd. Class A	484,470	6,509
	360 Security Technology Inc. Class A	6,269,491	6,505
*,2	China Eastern Airlines Corp. Ltd. Class H	24,831,864	6,489
*	Spring Airlines Co. Ltd. Class A	859,500	6,444

		Shares	Market Value ($000)
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,863,346	6,398
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,383,467	6,397
	Sieyuan Electric Co. Ltd. Class A	694,800	6,384
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,981,479	6,373
	Huadong Medicine Co. Ltd. Class A	1,573,263	6,352
[2,3]	ZJLD Group Inc.	6,931,000	6,351
	Shanjin International Gold Co. Ltd.	2,559,318	6,329
[2,3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,644,017	6,315
*	Shanghai Electric Group Co. Ltd. Class H	32,390,589	6,300
	China Energy Engineering Corp. Ltd. Class H	58,316,185	6,270
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,017,400	6,253
	Lingyi iTech Guangdong Co. Class A	6,246,400	6,242
[2]	Tianneng Power International Ltd.	9,235,375	6,240
	Jinko Solar Co. Ltd. Class A	6,155,560	6,236
	Shoucheng Holdings Ltd.	38,824,332	6,217
	Beijing Tongrentang Co. Ltd. Class A	1,201,934	6,206
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,052,863	6,184
	Zhejiang Dahua Technology Co. Ltd. Class A	2,955,493	6,145
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	6,132
	Dongfang Electric Corp. Ltd. Class A	2,707,100	6,125
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,762,344	6,071
	Huayu Automotive Systems Co. Ltd. Class A	2,808,305	6,058
	Yutong Bus Co. Ltd. Class A	1,950,400	6,048
	TCL Electronics Holdings Ltd.	9,103,213	6,027
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,448,731	6,019
*,3	Maoyan Entertainment	5,856,777	6,011
[3]	Genertec Universal Medical Group Co. Ltd.	10,667,925	5,984
	Towngas Smart Energy Co. Ltd.	16,700,733	5,982
	Ganfeng Lithium Group Co. Ltd. Class A	1,534,351	5,979
	Dongfang Electric Corp. Ltd. Class H	4,432,100	5,945
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,162,407	5,918
	Tsingtao Brewery Co. Ltd. Class A	622,358	5,916
	Industrial Securities Co. Ltd. Class A	7,826,910	5,913
	COSCO SHIPPING Development Co. Ltd. Class H	49,108,512	5,905
*,3	Bairong Inc. Class B	5,073,500	5,883
	China BlueChemical Ltd. Class H	23,461,366	5,852
	Livzon Pharmaceutical Group Inc. Class H	1,898,205	5,818
	Lee & Man Paper Manufacturing Ltd.	18,783,016	5,812
	Huizhou Desay Sv Automotive Co. Ltd. Class A	439,319	5,807
	China Everbright Ltd.	11,604,287	5,800
*,3	InnoCare Pharma Ltd.	9,743,135	5,793
	China Reinsurance Group Corp. Class H	85,302,426	5,786
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,192,699	5,770
*	Hainan Airlines Holding Co. Ltd. Class A	37,691,522	5,735
	Guangshen Railway Co. Ltd. Class H	18,829,193	5,734
	NetDragon Websoft Holdings Ltd.	4,073,129	5,716
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,641,216	5,688
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	757,222	5,655
	Skyworth Group Ltd.	15,512,344	5,627
	Hengli Petrochemical Co. Ltd. Class A	2,900,320	5,610
	Tong Ren Tang Technologies Co. Ltd. Class H	8,723,777	5,589
*,2	Zhongyu Energy Holdings Ltd.	9,460,677	5,577
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,616,720	5,556
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	6,551,040	5,550
*	Lifetech Scientific Corp.	29,502,619	5,511
	Shengyi Technology Co. Ltd. Class A	2,035,900	5,509
	Goldwind Science & Technology Co. Ltd. Class H	10,681,863	5,508
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,307,070	5,502
	Canvest Environmental Protection Group Co. Ltd.	9,755,428	5,502
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,153,218	5,501
	China National Chemical Engineering Co. Ltd. Class A	5,303,743	5,501
	Beijing New Building Materials plc Class A	1,528,735	5,494
	Tianqi Lithium Corp. Class A	1,348,590	5,479
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,961,600	5,466
	Guosen Securities Co. Ltd. Class A	4,454,452	5,453
	Concord New Energy Group Ltd.	71,940,075	5,431
	Sailun Group Co. Ltd. Class A	2,972,743	5,428
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,073,204	5,427
*,2,3	Weimob Inc.	34,769,666	5,426
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	6,209,011	5,392

		Shares	Market Value ($000)
*	Shanghai Electric Group Co. Ltd. Class A	10,045,235	5,381
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,655,492	5,367
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,549,400	5,360
*	Hopson Development Holdings Ltd.	13,981,316	5,360
	Consun Pharmaceutical Group Ltd.	7,475,994	5,353
	Hangzhou Tigermed Consulting Co. Ltd. Class A	720,880	5,346
	CSG Holding Co. Ltd. Class B	17,537,213	5,322
*,2	Adicon Holdings Ltd.	4,394,227	5,312
*	New Hope Liuhe Co. Ltd. Class A	4,050,887	5,311
	Lonking Holdings Ltd.	26,996,798	5,309
[2,3]	Orient Securities Co. Ltd. Class H	12,595,698	5,251
	China Lesso Group Holdings Ltd.	13,225,416	5,250
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,609,899	5,250
	China Jushi Co. Ltd. Class A	3,558,388	5,232
[1]	Huadian Power International Corp. Ltd. Class A	6,238,600	5,221
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,863,800	5,199
*,3	Legend Holdings Corp. Class H	7,240,053	5,166
	China Oriental Group Co. Ltd.	33,901,391	5,163
	LB Group Co. Ltd. Class A	2,159,900	5,156
	Imeik Technology Development Co. Ltd. Class A	210,280	5,117
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,660,306	5,095
*,2	Sohu.com Ltd. ADR	337,698	5,092
	Yunnan Aluminium Co. Ltd. Class A	3,043,000	5,092
	YTO Express Group Co. Ltd. Class A	2,549,659	5,061
[2,3]	Pharmaron Beijing Co. Ltd. Class H	4,117,970	5,060
	Goneo Group Co. Ltd. Class A	519,347	5,038
	Beijing Roborock Technology Co. Ltd. Class A	115,459	5,026
*,2	Fenbi Ltd.	14,396,000	5,022
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,543,575	5,020
*	Loongson Technology Corp. Ltd. Class A	357,643	5,016
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,985,735	5,008
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,230,716	4,985
*,2	Xinte Energy Co. Ltd. Class H	5,262,205	4,975
	Poly Property Group Co. Ltd.	26,771,730	4,972
	Huaibei Mining Holdings Co. Ltd. Class A	2,411,112	4,972
	Shenergy Co. Ltd. Class A	4,293,600	4,963
	National Silicon Industry Group Co. Ltd. Class A	2,327,725	4,954
	Guanghui Energy Co. Ltd. Class A	5,873,900	4,953
*,3	China Bohai Bank Co. Ltd. Class H	41,170,427	4,953
	China Railway Signal & Communication Corp. Ltd. Class A	6,084,428	4,925
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,172,425	4,852
	China Tobacco International HK Co. Ltd.	2,408,123	4,815
[3]	China Merchants Securities Co. Ltd. Class H	5,990,425	4,764
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,128,333	4,729
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,269,000	4,716
	Changchun High-Tech Industry Group Co. Ltd. Class A	359,073	4,714
	Shanghai Baosight Software Co. Ltd. Class A	1,057,171	4,703
	China Overseas Grand Oceans Group Ltd.	22,864,402	4,702
	PAX Global Technology Ltd.	8,379,609	4,702
	China Resources Microelectronics Ltd. Class A	852,624	4,693
	Mango Excellent Media Co. Ltd. Class A	1,643,799	4,685
	Jiangxi Copper Co. Ltd. Class A	1,574,301	4,684
	Maxscend Microelectronics Co. Ltd. Class A	437,405	4,683
[2,3]	Jiumaojiu International Holdings Ltd.	12,606,535	4,678
	Victory Giant Technology Huizhou Co. Ltd. Class A	868,962	4,657
	Trina Solar Co. Ltd. Class A	1,927,685	4,655
	JNBY Design Ltd.	2,848,164	4,650
	First Tractor Co. Ltd. Class H	5,400,714	4,635
	Yealink Network Technology Corp. Ltd. Class A	991,641	4,627
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	898,330	4,625
*	Ninestar Corp. Class A	1,234,664	4,624
	Hengtong Optic-electric Co. Ltd. Class A	2,139,860	4,609
*	Kuang-Chi Technologies Co. Ltd. Class A	1,843,500	4,601
	CGN New Energy Holdings Co. Ltd.	15,353,506	4,576
	Western Mining Co. Ltd. Class A	2,033,367	4,551
	SG Micro Corp. Class A	415,370	4,539
[3]	Sunac Services Holdings Ltd.	20,281,708	4,539
*	Hainan Airport Infrastructure Co. Ltd. Class A	9,541,639	4,517
*	Wingtech Technology Co. Ltd. Class A	1,087,146	4,507
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	4,501

		Shares	Market Value ($000)
	Youngor Fashion Co. Ltd. Class A	4,540,200	4,494
	Kunlun Tech Co. Ltd. Class A	1,073,145	4,491
	China XD Electric Co. Ltd. Class A	4,522,183	4,487
	Pharmaron Beijing Co. Ltd. Class A	1,461,959	4,477
	Bank of Chongqing Co. Ltd. Class H	6,881,046	4,471
[2,3]	Simcere Pharmaceutical Group Ltd.	6,480,248	4,453
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	1,950,900	4,445
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,483,228	4,427
	Sun Art Retail Group Ltd.	27,084,328	4,406
	Shandong Sun Paper Industry JSC Ltd. Class A	2,310,000	4,373
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,197,843	4,372
	BOE Technology Group Co. Ltd. Class B	13,383,029	4,370
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,606,875	4,365
*	Tuya Inc. ADR	2,908,211	4,362
	Sichuan Expressway Co. Ltd. Class H	10,567,253	4,344
[3]	Angelalign Technology Inc.	632,678	4,340
	COSCO SHIPPING Development Co. Ltd. Class A	12,765,172	4,331
	Hundsun Technologies Inc. Class A	1,702,151	4,316
	Yuexiu Transport Infrastructure Ltd.	9,002,245	4,310
	Yunnan Yuntianhua Co. Ltd. Class A	1,585,273	4,305
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,914,065	4,299
	Shenzhen Energy Group Co. Ltd. Class A	4,598,857	4,298
	TongFu Microelectronics Co. Ltd. Class A	1,358,802	4,293
	Ningbo Orient Wires & Cables Co. Ltd. Class A	604,900	4,278
	Tongkun Group Co. Ltd. Class A	2,192,760	4,266
	Eastroc Beverage Group Co. Ltd. Class A	131,600	4,249
	Shenzhen Investment Ltd.	35,247,328	4,243
	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	4,240
	Gotion High-tech Co. Ltd. Class A	1,557,700	4,218
	Shenzhen Transsion Holdings Co. Ltd. Class A	369,177	4,135
	CGN Power Co. Ltd. Class A	6,348,800	4,113
	Hubei Energy Group Co. Ltd. Class A	5,766,467	4,110
	APT Medical Inc. Class A	90,464	4,107
	Isoftstone Information Technology Group Co. Ltd. Class A	858,178	4,100
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	4,091
	Yuexiu REIT	32,512,986	4,076
	Dong-E-E-Jiao Co. Ltd. Class A	600,180	4,062
	SooChow Securities Co. Ltd. Class A	4,608,877	4,055
*	Yonyou Network Technology Co. Ltd. Class A	3,053,285	4,050
*,2,3	Haichang Ocean Park Holdings Ltd.	44,205,070	4,017
	Shui On Land Ltd.	47,198,378	3,983
*,2	FIH Mobile Ltd.	39,219,562	3,982
	Accelink Technologies Co. Ltd. Class A	837,600	3,964
	TangShan Port Group Co. Ltd. Class A	5,421,300	3,945
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	228,060	3,935
	Flat Glass Group Co. Ltd. Class A	1,503,665	3,932
*,2	Kingsoft Cloud Holdings Ltd.	21,629,915	3,930
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	771,541	3,926
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	902,073	3,926
[2]	Tianqi Lithium Corp. Class H	1,427,800	3,913
	West China Cement Ltd.	29,628,756	3,909
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	409,249	3,909
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	3,906
	Huafon Chemical Co. Ltd. Class A	3,639,205	3,902
*	Hisense Home Appliances Group Co. Ltd. Class A	946,457	3,899
	HLA Group Corp. Ltd. Class A	4,288,763	3,894
	Guoyuan Securities Co. Ltd. Class A	4,218,740	3,885
	Xuji Electric Co. Ltd. Class A	920,400	3,885
	Hualan Biological Engineering Inc. Class A	1,694,155	3,866
	China Shineway Pharmaceutical Group Ltd.	3,751,854	3,865
	Huaxin Cement Co. Ltd. Class H	3,766,908	3,863
	Avary Holding Shenzhen Co. Ltd. Class A	744,640	3,850
	Unisplendour Corp. Ltd. Class A	1,193,152	3,847
	GalaxyCore Inc. Class A	2,301,465	3,832
	Henan Pinggao Electric Co. Ltd. Class A	1,377,200	3,819
	AVICOPTER plc Class A	650,991	3,802
	Caitong Securities Co. Ltd. Class A	3,984,290	3,799
	Meihua Holdings Group Co. Ltd. Class A	2,687,000	3,789
	Sunwoda Electronic Co. Ltd. Class A	1,592,204	3,787
	SUPCON Technology Co. Ltd. Class A	723,267	3,783

		Shares	Market Value ($000)
	Chongqing Brewery Co. Ltd. Class A	440,789	3,781
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,114,080	3,777
	GEM Co. Ltd. Class A	4,388,120	3,762
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,721,252	3,748
	Hunan Valin Steel Co. Ltd. Class A	5,789,440	3,727
	China Zheshang Bank Co. Ltd. Class A	9,531,730	3,721
*	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,366,800	3,709
	Changjiang Securities Co. Ltd. Class A	5,169,432	3,707
[3]	A-Living Smart City Services Co. Ltd.	10,665,789	3,699
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,013,900	3,668
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	912,427	3,665
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,852,600	3,664
	Ming Yuan Cloud Group Holdings Ltd.	15,819,192	3,660
*,2,3	Yidu Tech Inc.	7,973,695	3,658
*,2,3	Remegen Co. Ltd. Class H	2,003,320	3,655
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	3,638
	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,078,000	3,637
*,2,3	Shanghai Junshi Biosciences Co. Ltd. Class H	2,292,394	3,606
	Bank of Changsha Co. Ltd. Class A	3,456,600	3,599
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,318,900	3,597
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	476,124	3,587
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	3,582
	Western Securities Co. Ltd. Class A	3,943,344	3,567
	Huagong Tech Co. Ltd. Class A	887,200	3,564
	Shenzhen Goodix Technology Co. Ltd. Class A	409,100	3,557
	Suzhou Maxwell Technologies Co. Ltd. Class A	246,865	3,555
	Livzon Pharmaceutical Group Inc. Class A	698,343	3,552
*	OFILM Group Co. Ltd. Class A	3,086,614	3,551
	CPMC Holdings Ltd.	3,988,018	3,549
	Dongxing Securities Co. Ltd. Class A	2,900,222	3,529
	Yili Chuanning Biotechnology Co. Ltd. Class A	2,143,100	3,528
*	Sihuan Pharmaceutical Holdings Group Ltd.	51,842,035	3,519
	Jinduicheng Molybdenum Co. Ltd. Class A	2,406,000	3,519
	JCHX Mining Management Co. Ltd. Class A	614,234	3,514
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	172,688	3,500
	CNGR Advanced Material Co. Ltd. Class A	845,058	3,498
	Tianshui Huatian Technology Co. Ltd. Class A	2,917,045	3,496
*	Hoshine Silicon Industry Co. Ltd. Class A	527,780	3,494
*,2	Zhihu Inc. ADR	1,058,218	3,492
	Sinolink Securities Co. Ltd. Class A	3,180,100	3,473
[2]	Chervon Holdings Ltd.	1,508,100	3,446
	Piotech Inc. Class A	193,982	3,436
	Han's Laser Technology Industry Group Co. Ltd. Class A	1,124,400	3,429
	Jiangsu Yoke Technology Co. Ltd. Class A	415,900	3,424
	Amlogic Shanghai Co. Ltd. Class A	373,373	3,415
	Zangge Mining Co. Ltd. Class A	1,069,679	3,408
	Wuhan Guide Infrared Co. Ltd. Class A	3,879,837	3,404
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,638,300	3,404
*	China Greatwall Technology Group Co. Ltd. Class A	2,824,500	3,402
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,887,224	3,396
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,435,884	3,364
	China Foods Ltd.	9,632,706	3,354
	Yunnan Energy New Material Co. Ltd. Class A	785,630	3,353
*	J-Yuan Trust Co. Ltd. Class A	8,780,700	3,352
*,2	Vnet Group Inc. ADR	1,618,865	3,351
	Zhejiang Longsheng Group Co. Ltd. Class A	2,689,805	3,347
*	China National Software & Service Co. Ltd. Class A	778,298	3,332
	China Oilfield Services Ltd. Class A	1,590,490	3,323
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,413,100	3,305
*	Angang Steel Co. Ltd. Class H	21,301,121	3,300
	Beijing Yanjing Brewery Co. Ltd. Class A	2,523,610	3,292
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,542,400	3,291
	Nanjing Iron & Steel Co. Ltd. Class A	5,280,746	3,289
	China Modern Dairy Holdings Ltd.	38,277,317	3,286
	Tiangong International Co. Ltd.	16,791,510	3,283
	Guobo Electronics Co. Ltd. Class A	542,686	3,281
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	528,983	3,279
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,119,295	3,277
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,493,746	3,271
	Bethel Automotive Safety Systems Co. Ltd. Class A	562,540	3,260

		Shares	Market Value ($000)
	China Resources Medical Holdings Co. Ltd.	7,944,418	3,257
	Shanghai Electric Power Co. Ltd. Class A	2,501,608	3,256
	Ginlong Technologies Co. Ltd. Class A	366,910	3,242
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,364,740	3,237
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	3,236
	Central China Securities Co. Ltd. Class H	23,430,703	3,234
	Sinoma International Engineering Co. Class A	2,290,700	3,229
*	Shenzhen Longsys Electronics Co. Ltd. Class A	276,515	3,228
	Shaanxi Energy Investment Co. Ltd. Class A	2,240,325	3,207
*	Shanghai Junshi Biosciences Co. Ltd. Class A	764,276	3,186
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,394,230	3,185
	China International Capital Corp. Ltd. Class A	758,900	3,181
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,097,070	3,179
	Qilu Bank Co. Ltd. Class A	4,878,185	3,165
*	Nanjing Securities Co. Ltd. Class A	2,894,700	3,164
	Angel Yeast Co. Ltd. Class A	762,500	3,161
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,771,900	3,155
	Ningbo Zhoushan Port Co. Ltd. Class A	6,418,146	3,153
	China National Medicines Corp. Ltd. Class A	674,300	3,146
	Hwatsing Technology Co. Ltd. Class A	157,670	3,146
	Southwest Securities Co. Ltd. Class A	5,775,609	3,140
	CNOOC Energy Technology & Services Ltd. Class A	5,872,800	3,138
*	DingDong Cayman Ltd. ADR	1,763,148	3,138
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,159,900	3,135
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	3,133
	SDIC Capital Co. Ltd. Class A	3,767,000	3,133
*	Hainan Meilan International Airport Co. Ltd. Class H	3,192,641	3,120
	First Capital Securities Co. Ltd. Class A	4,252,600	3,116
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,232,983	3,113
	Western Superconducting Technologies Co. Ltd. Class A	581,959	3,109
	AIMA Technology Group Co. Ltd. Class A	804,394	3,109
*	Eastern Air Logistics Co. Ltd. Class A	1,400,391	3,107
	Zhejiang Supor Co. Ltd. Class A	445,175	3,097
	China Rare Earth Resources & Technology Co. Ltd. Class A	942,500	3,094
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,807,400	3,091
*	Guolian Securities Co. Ltd. Class A	2,147,200	3,088
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	418,278	3,082
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,076
*	Q Technology Group Co. Ltd.	5,484,379	3,062
*,2	Yeahka Ltd.	2,170,172	3,054
[3]	Blue Moon Group Holdings Ltd.	11,770,272	3,046
*	Yanlord Land Group Ltd.	9,045,692	3,045
[3]	AsiaInfo Technologies Ltd.	5,210,827	3,044
*,1	China Dili Group	35,982,893	3,040
	Qingdao Sentury Tire Co. Ltd. Class A	984,279	3,031
	Datang International Power Generation Co. Ltd. Class A	7,313,411	3,029
*,1	Wintime Energy Group Co. Ltd. Class A	19,829,700	3,022
	Sinofert Holdings Ltd.	24,268,198	3,014
	Shenzhen Capchem Technology Co. Ltd. Class A	660,283	3,009
	GRG Banking Equipment Co. Ltd. Class A	2,152,643	3,005
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,063,100	2,999
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	500,800	2,999
	CNPC Capital Co. Ltd. Class A	3,882,657	2,999
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	842,700	2,998
	Hengyi Petrochemical Co. Ltd. Class A	3,349,140	2,998
*	Guangshen Railway Co. Ltd. Class A	5,982,200	2,989
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,672,300	2,985
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	2,983
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,639,748	2,977
[3]	Midea Real Estate Holding Ltd.	3,341,135	2,977
	Xiamen C & D Inc. Class A	2,711,800	2,977
	By-health Co. Ltd. Class A	1,585,200	2,974
	Offshore Oil Engineering Co. Ltd. Class A	3,910,000	2,972
[2,3]	Linklogis Inc. Class B	13,488,293	2,971
*	Jinke Smart Services Group Co. Ltd. Class H	2,951,200	2,965
	Guangzhou Haige Communications Group Inc. Co. Class A	2,142,959	2,961
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,624,896	2,954
	Juneyao Airlines Co. Ltd. Class A	1,871,852	2,949
	Harbin Electric Co. Ltd. Class H	9,115,020	2,947
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,360,439	2,940

		Shares	Market Value ($000)
	Ecovacs Robotics Co. Ltd. Class A	515,840	2,940
	Zhejiang Chint Electrics Co. Ltd. Class A	1,094,902	2,921
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,861,168	2,918
*	Wanda Film Holding Co. Ltd. Class A	1,885,998	2,915
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	2,909
*	State Grid Information & Communication Co. Ltd. Class A	1,205,122	2,908
*	IRICO Display Devices Co. Ltd. Class A	3,212,768	2,896
*,2,3	CanSino Biologics Inc. Class H	1,197,102	2,890
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,615,305	2,887
	China Lilang Ltd.	5,345,094	2,883
[2,3]	AK Medical Holdings Ltd.	5,191,497	2,874
*	SICC Co. Ltd. Class A	382,997	2,872
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	2,856
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	1,990,001	2,848
*	Pacific Securities Co. Ltd. Class A	6,025,299	2,842
	Anjoy Foods Group Co. Ltd. Class A	258,228	2,840
	Haohua Chemical Science & Technology Co. Ltd. Class A	725,297	2,832
*,1,3	China Renaissance Holdings Ltd.	3,036,700	2,826
	Sinotrans Ltd. Class A	4,160,521	2,823
	Kangji Medical Holdings Ltd.	3,874,782	2,822
	China Coal Xinji Energy Co. Ltd. Class A	2,359,030	2,818
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	165,440	2,814
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,490,333	2,800
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	9,957,352	2,797
	BOE Varitronix Ltd.	4,875,854	2,790
	Zhejiang Cfmoto Power Co. Ltd. Class A	150,600	2,790
	Yunnan Tin Co. Ltd. Class A	1,429,273	2,786
*,3	Ocumension Therapeutics	3,163,327	2,780
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	2,774
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,427,740	2,769
*	Hubei Dinglong Co. Ltd. Class A	927,300	2,769
	Hangcha Group Co. Ltd. Class A	1,199,021	2,769
	Ningbo Joyson Electronic Corp. Class A	1,301,400	2,768
	Guangzhou Automobile Group Co. Ltd. Class A	2,426,040	2,765
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,380,450	2,765
	Ming Yang Smart Energy Group Ltd. Class A	2,004,183	2,763
[3]	Zhou Hei Ya International Holdings Co. Ltd.	13,146,752	2,760
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	598,300	2,756
	People.cn Co. Ltd. Class A	1,006,600	2,755
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,179,900	2,749
	Heilongjiang Agriculture Co. Ltd. Class A	1,516,900	2,744
	Beijing Shougang Co. Ltd. Class A	7,091,095	2,738
	Cathay Biotech Inc. Class A	502,955	2,735
	Hisense Visual Technology Co. Ltd. Class A	1,110,900	2,730
	Beijing Enlight Media Co. Ltd. Class A	2,552,180	2,728
	Andon Health Co. Ltd. Class A	493,572	2,727
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	2,725
	Ingenic Semiconductor Co. Ltd. Class A	351,646	2,724
*	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,139,195	2,715
	Oriental Pearl Group Co. Ltd. Class A	3,086,500	2,714
	Jiangsu Yangnong Chemical Co. Ltd. Class A	355,810	2,711
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,041,445	2,709
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,677,590	2,707
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	2,703
*	Yonghui Superstores Co. Ltd. Class A	8,623,900	2,700
[2]	Xinyi Energy Holdings Ltd.	23,701,177	2,699
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,694
	Bank of Chongqing Co. Ltd. Class A	2,671,659	2,693
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	2,690
	Hunan Gold Corp. Ltd. Class A	1,130,420	2,688
	Shanghai Rural Commercial Bank Co. Ltd. Class A	2,908,101	2,679
	China Zhenhua Group Science & Technology Co. Ltd. Class A	476,300	2,677
	Hexing Electrical Co. Ltd. Class A	456,320	2,673
	China South Publishing & Media Group Co. Ltd. Class A	1,634,061	2,672
*	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	2,670
*,1,3	Venus MedTech Hangzhou Inc. Class H	3,706,377	2,666
	Shenzhen MTC Co. Ltd. Class A	3,810,500	2,665
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,600	2,662
	Hesteel Co. Ltd. Class A	9,894,043	2,658
	Xiamen Amoytop Biotech Co. Ltd. Class A	383,982	2,657

		Shares	Market Value ($000)
*	Bloomage Biotechnology Corp. Ltd. Class A	309,325	2,654
	Thunder Software Technology Co. Ltd. Class A	421,328	2,651
	Weihai Guangwei Composites Co. Ltd. Class A	677,984	2,651
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	2,971,000	2,650
	An Hui Wenergy Co. Ltd. Class A	2,156,921	2,648
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	2,646
	Hangzhou First Applied Material Co. Ltd. Class A	1,229,201	2,645
	Tian Di Science & Technology Co. Ltd. Class A	3,268,145	2,628
[3]	China New Higher Education Group Ltd.	10,361,112	2,622
	Sealand Securities Co. Ltd. Class A	5,956,200	2,605
	China Baoan Group Co. Ltd. Class A	2,230,264	2,603
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	2,601
	FAW Jiefang Group Co. Ltd. Class A	2,217,237	2,599
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,081,590	2,594
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	630,407	2,593
*	Seazen Holdings Co. Ltd. Class A	1,934,035	2,590
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,208,104	2,587
*	Lifan Technology Group Co. Ltd. Class A	4,112,900	2,584
	Sunresin New Materials Co. Ltd. Class A	470,442	2,580
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	2,575
	Jiangsu Financial Leasing Co. Ltd. Class A	3,654,587	2,567
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	13,939,200	2,566
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	6,909,900	2,564
	Bank of Chengdu Co. Ltd. Class A	1,269,227	2,563
	Bestechnic Shanghai Co. Ltd. Class A	107,502	2,561
	Shanghai Belling Co. Ltd. Class A	762,400	2,560
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	381,800	2,559
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	444,572	2,558
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,905,894	2,552
	Sinomine Resource Group Co. Ltd. Class A	683,675	2,549
	Chongqing Rural Commercial Bank Co. Ltd. Class A	3,562,100	2,547
*	Beiqi Foton Motor Co. Ltd. Class A	6,444,400	2,547
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	2,543
*,2,3	CARsgen Therapeutics Holdings Ltd.	4,937,500	2,543
	CCCC Design & Consulting Group Co. Ltd. Class A	2,005,500	2,542
	Zhejiang Dingli Machinery Co. Ltd. Class A	349,785	2,542
	Capital Securities Co. Ltd. Class A	893,500	2,540
*	Bohai Leasing Co. Ltd. Class A	6,310,900	2,535
	CECEP Wind-Power Corp. Class A	6,070,147	2,530
	Yunnan Copper Co. Ltd. Class A	1,599,700	2,528
	Huaxin Cement Co. Ltd. Class A	1,238,181	2,508
	Liaoning Port Co. Ltd. Class A	14,139,765	2,505
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	767,586	2,493
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,868,400	2,490
	Tian Lun Gas Holdings Ltd.	5,597,520	2,484
	Shennan Circuits Co. Ltd. Class A	161,587	2,481
	Shenzhen Kedali Industry Co. Ltd. Class A	226,505	2,475
*	Baiyin Nonferrous Group Co. Ltd. Class A	6,557,900	2,474
	INESA Intelligent Tech Inc. Class B	4,838,246	2,471
	Willfar Information Technology Co. Ltd. Class A	451,991	2,471
[2,3]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,414,103	2,470
*,2	Guangzhou R&F Properties Co. Ltd. Class H	23,844,175	2,468
*	China Great Wall Securities Co. Ltd. Class A	2,532,100	2,464
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,457
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	566,035	2,457
	Qingdao TGOOD Electric Co. Ltd. Class A	885,418	2,455
	Xiamen Faratronic Co. Ltd. Class A	204,220	2,451
	Kingnet Network Co. Ltd. Class A	1,873,000	2,446
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	2,445
*	Jinan Shengquan Group Share Holding Co. Ltd. Class A	880,200	2,444
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	591,100	2,443
	Songcheng Performance Development Co. Ltd. Class A	2,158,770	2,442
	Jafron Biomedical Co. Ltd. Class A	659,726	2,441
	Fujian Funeng Co. Ltd. Class A	1,646,634	2,441
	China Yongda Automobiles Services Holdings Ltd.	12,220,260	2,440
	ACM Research Shanghai Inc. Class A	193,910	2,438
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,350,680	2,437
[2,3]	Medlive Technology Co. Ltd.	2,525,500	2,434
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,438,800	2,433
	Sichuan Changhong Electric Co. Ltd. Class A	3,875,700	2,428

		Shares	Market Value ($000)
	Grandblue Environment Co. Ltd. Class A	811,936	2,427
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	671,959	2,427
	Giant Network Group Co. Ltd. Class A	1,873,300	2,424
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	937,000	2,422
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,981,868	2,421
	Jiangxi Jovo Energy Co. Ltd. Class A	598,400	2,420
	China National Accord Medicines Corp. Ltd. Class B	1,297,620	2,411
	Jiangsu Expressway Co. Ltd. Class A	1,353,375	2,411
	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,410
	Sinoma Science & Technology Co. Ltd. Class A	1,513,872	2,408
	Shanxi Securities Co. Ltd. Class A	3,488,979	2,405
	Intco Medical Technology Co. Ltd. Class A	631,800	2,403
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,402
	COFCO Sugar Holding Co. Ltd. Class A	1,964,900	2,386
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,224,900	2,385
*	Guosheng Financial Holding Inc. Class A	1,666,300	2,371
[1]	Chengtun Mining Group Co. Ltd. Class A	3,525,800	2,353
	Topchoice Medical Corp. Class A	380,652	2,349
*,2,3	Alphamab Oncology	8,257,959	2,348
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,280,700	2,345
	StarPower Semiconductor Ltd. Class A	185,575	2,341
	Empyrean Technology Co. Ltd. Class A	214,483	2,340
	BBMG Corp. Class H	30,982,454	2,338
	China Hainan Rubber Industry Group Co. Ltd. Class A	3,848,000	2,330
*	CSSC Science & Technology Co. Ltd. Class A	1,264,000	2,328
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,754,400	2,324
*	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	2,321
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	185,035	2,316
	Sinotruk Jinan Truck Co. Ltd. Class A	1,086,919	2,314
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	379,498	2,312
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	2,311
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,833,449	2,301
*	Tianfeng Securities Co. Ltd. Class A	6,568,600	2,300
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,284
	Geovis Technology Co. Ltd. Class A	517,812	2,279
	Huaan Securities Co. Ltd. Class A	3,515,500	2,278
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,274
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,046,680	2,272
	Haisco Pharmaceutical Group Co. Ltd. Class A	600,763	2,269
*,2,3	Arrail Group Ltd.	4,152,500	2,268
	Walvax Biotechnology Co. Ltd. Class A	1,413,265	2,265
*	China Film Co. Ltd. Class A	1,521,832	2,262
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	2,258
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	2,255
	Glarun Technology Co. Ltd. Class A	1,186,100	2,255
	China International Marine Containers Group Co. Ltd. Class A	2,041,550	2,242
	Hainan Jinpan Smart Technology Co. Ltd. Class A	400,581	2,240
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	598,774	2,239
	Jizhong Energy Resources Co. Ltd. Class A	2,849,376	2,238
	Sharetronic Data Technology Co. Ltd. Class A	248,200	2,238
	Red Avenue New Materials Group Co. Ltd. Class A	566,400	2,235
	Shede Spirits Co. Ltd. Class A	294,100	2,233
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,543,483	2,223
	Shanghai United Imaging Healthcare Co. Ltd. Class A	138,235	2,223
	Digital China Group Co. Ltd. Class A	677,400	2,221
	Zhuhai CosMX Battery Co. Ltd. Class A	1,015,035	2,213
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	474,687	2,211
*	SOHO China Ltd.	25,340,856	2,206
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,306,542	2,204
	Goldwind Science & Technology Co. Ltd. Class A	1,985,858	2,202
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	2,200
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	2,199
	Huaming Power Equipment Co. Ltd. Class A	806,000	2,197
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,034,494	2,194
	Health & Happiness H&H International Holdings Ltd.	1,998,807	2,192
	Asymchem Laboratories Tianjin Co. Ltd. Class A	213,696	2,192
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	2,188
	Shenzhen Envicool Technology Co. Ltd. Class A	676,178	2,184
	Guangxi Liugong Machinery Co. Ltd. Class A	1,570,163	2,183
	Huali Industrial Group Co. Ltd. Class A	270,358	2,178

		Shares	Market Value ($000)
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,077,072	2,171
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	2,167
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	2,165
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	650,400	2,164
	Shanghai Moons' Electric Co. Ltd. Class A	390,000	2,164
*	Tsinghua Tongfang Co. Ltd. Class A	3,025,200	2,162
*	Tianma Microelectronics Co. Ltd. Class A	2,177,821	2,153
	Xiangcai Co. Ltd. Class A	2,377,242	2,152
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	870,599	2,150
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	468,944	2,150
*	Jiangsu Hoperun Software Co. Ltd. Class A	747,700	2,143
	Fujian Kuncai Material Technology Co. Ltd. Class A	524,580	2,143
	Jiangling Motors Corp. Ltd. Class A	481,278	2,138
	Sichuan Swellfun Co. Ltd. Class A	411,620	2,136
*	COL Group Co. Ltd. Class A	753,600	2,136
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	248,430	2,135
	Wuhan Jingce Electronic Group Co. Ltd. Class A	257,761	2,129
	Shanghai Huafon Aluminium Corp. Class A	901,900	2,126
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	962,300	2,124
	DBG Technology Co. Ltd. Class A	748,242	2,122
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	386,040	2,110
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,727,490	2,104
	Xi'an Triangle Defense Co. Ltd. Class A	480,920	2,103
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	5,540,900	2,101
	Venustech Group Inc. Class A	981,774	2,100
	Gemdale Properties & Investment Corp. Ltd.	77,186,302	2,095
	Citic Offshore Helicopter Co. Ltd. Class A	781,200	2,088
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,778,936	2,087
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	2,083
	Zhuhai Huafa Properties Co. Ltd. Class A	2,514,347	2,081
	Minmetals Capital Co. Ltd. Class A	3,490,700	2,078
	Ningbo Shanshan Co. Ltd. Class A	1,950,424	2,076
*	Chengdu Hi-tech Development Co. Ltd. Class A	335,100	2,074
*	Shanghai Huayi Group Co. Ltd. Class B	4,563,835	2,073
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	2,073
*	Central China Securities Co. Ltd. Class A	4,044,600	2,070
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	421,760	2,070
	Zhejiang Hailiang Co. Ltd. Class A	1,920,200	2,068
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,152,295	2,068
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,811,696	2,067
*	ASR Microelectronics Co. Ltd. Class A	394,539	2,067
	Foryou Corp. Class A	555,390	2,064
	Sonoscape Medical Corp. Class A	415,061	2,052
	Sichuan Expressway Co. Ltd. Class A	3,002,092	2,038
	China Railway Hi-tech Industry Co. Ltd. Class A	1,962,300	2,037
	Shanghai Construction Group Co. Ltd. Class A	6,290,900	2,037
	Shenzhen SED Industry Co. Ltd. Class A	1,035,200	2,036
	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,030
	Beijing Originwater Technology Co. Ltd. Class A	3,467,284	2,029
	Xinjiang Daqo New Energy Co. Ltd. Class A	722,147	2,029
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	127,206	2,028
	BGI Genomics Co. Ltd. Class A	404,890	2,023
*	Nanjing Tanker Corp. Class A	4,365,671	2,017
	CECEP Solar Energy Co. Ltd. Class A	3,272,400	2,016
*,2	CMGE Technology Group Ltd.	18,444,990	2,010
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,592,788	2,010
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,005
*	China Railway Materials Co. Ltd. Class A	5,721,100	2,005
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,230,278	2,005
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	2,004
*,1,2,3	Redco Properties Group Ltd.	11,748,787	2,000
	China Kings Resources Group Co. Ltd. Class A	539,110	2,000
	HUYA Inc. ADR	468,015	1,994
	Northeast Securities Co. Ltd. Class A	2,402,200	1,993
	Konfoong Materials International Co. Ltd. Class A	272,200	1,985
*	Shanghai Chinafortune Co. Ltd. Class A	1,045,200	1,985
*	NavInfo Co. Ltd. Class A	2,031,819	1,984
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	1,984
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	3,710,160	1,980
	Newland Digital Technology Co. Ltd. Class A	1,070,097	1,978

		Shares	Market Value ($000)
	Shanghai Huace Navigation Technology Ltd. Class A	465,220	1,975
	China Petroleum Engineering Corp. Class A	4,485,100	1,972
*	Siasun Robot & Automation Co. Ltd. Class A	1,410,640	1,970
	Shenzhen SC New Energy Technology Corp. Class A	271,506	1,969
	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	1,967
*	China First Heavy Industries Co. Ltd. Class A	5,864,500	1,964
	Beijing United Information Technology Co. Ltd. Class A	641,287	1,959
	Wolong Electric Group Co. Ltd. Class A	1,162,300	1,957
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,080	1,955
	Kingsemi Co. Ltd. Class A	199,647	1,953
	Winner Medical Co. Ltd. Class A	536,169	1,944
	Hoymiles Power Electronics Inc. Class A	105,857	1,944
	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	1,943
	YongXing Special Materials Technology Co. Ltd. Class A	419,190	1,942
	Weifu High-Technology Group Co. Ltd. Class A	826,241	1,941
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,145,278	1,939
	Jilin Electric Power Co. Ltd. Class A	2,676,400	1,937
	Infore Environment Technology Group Co. Ltd. Class A	3,230,888	1,934
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	1,930
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	1,922
	China World Trade Center Co. Ltd. Class A	649,700	1,921
	Guangdong Hongda Holdings Group Co. Ltd. Class A	716,200	1,908
*,2	Canaan Inc. ADR	1,906,545	1,907
	Huaxi Securities Co. Ltd. Class A	2,013,739	1,904
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,590,664	1,903
	Xiamen Bank Co. Ltd. Class A	2,587,906	1,895
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	2,356,875	1,889
	Zheshang Securities Co. Ltd. Class A	1,173,647	1,888
	Anhui Yingjia Distillery Co. Ltd. Class A	260,800	1,885
*,2,3	AInnovation Technology Group Co. Ltd.	3,369,700	1,881
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	1,880
	Beijing Sinnet Technology Co. Ltd. Class A	1,636,900	1,876
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	1,875
	Vanchip Tianjin Technology Co. Ltd. Class A	386,884	1,871
	Hangzhou Lion Microelectronics Co. Ltd. Class A	572,480	1,868
*	Qi An Xin Technology Group Inc. Class A	558,449	1,868
	Skshu Paint Co. Ltd. Class A	414,569	1,867
*,2	Maanshan Iron & Steel Co. Ltd. Class H	13,376,000	1,866
	China Conch Environment Protection Holdings Ltd.	18,174,611	1,864
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,108,380	1,862
*	Founder Technology Group Corp. Class A	4,395,200	1,861
*	Sinopec Oilfield Service Corp. Class H	29,040,792	1,859
	Beijing Shiji Information Technology Co. Ltd. Class A	2,398,177	1,859
	CITIC Heavy Industries Co. Ltd. Class A	3,535,287	1,856
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	1,855
	China Meheco Group Co. Ltd. Class A	1,291,309	1,850
	Gansu Energy Chemical Co. Ltd. Class A	4,745,472	1,846
	Wuxi Taiji Industry Co. Ltd. Class A	2,381,953	1,846
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	859,900	1,845
*	Talkweb Information System Co. Ltd. Class A	1,235,783	1,842
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,484,700	1,840
*	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	1,839
*,2	Agile Group Holdings Ltd.	29,022,040	1,837
	Beijing Easpring Material Technology Co. Ltd. Class A	430,000	1,833
	Dajin Heavy Industry Co. Ltd. Class A	598,500	1,833
	Guangzhou Development Group Inc. Class A	2,142,592	1,832
*	Vantone Neo Development Group Co. Ltd. Class A	1,893,441	1,832
	Beijing BDStar Navigation Co. Ltd. Class A	505,000	1,831
*	Sichuan New Energy Power Co. Ltd. Class A	1,309,607	1,828
	Hongta Securities Co. Ltd. Class A	1,841,900	1,827
*	Tangshan Jidong Cement Co. Ltd. Class A	2,918,800	1,824
*	CETC Chips Technology Inc. Class A	1,171,400	1,824
	Kingfa Sci & Tech Co. Ltd. Class A	2,008,400	1,819
*	Shandong Iron & Steel Co. Ltd. Class A	10,002,700	1,813
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	1,804
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	1,799
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	1,799
	Shanghai M&G Stationery Inc. Class A	433,200	1,796
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	902,300	1,795
*	Greenland Holdings Corp. Ltd. Class A	9,007,206	1,792

		Shares	Market Value ($000)
	Zhongtai Securities Co. Ltd. Class A	2,145,300	1,792
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	675,175	1,791
	CETC Potevio Science & Technology Co. Ltd. Class A	672,300	1,788
	Shandong Linglong Tyre Co. Ltd. Class A	763,616	1,788
	Wuxi NCE Power Co. Ltd. Class A	383,301	1,785
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,367,081	1,785
	AVIC Chengdu UAS Co. Ltd. Class A	388,390	1,785
	Sinocare Inc. Class A	564,449	1,783
	Dazhong Transportation Group Co. Ltd. Class B	8,988,765	1,782
	DHC Software Co. Ltd. Class A	2,776,500	1,781
	Shenzhen Expressway Corp. Ltd. Class A	1,225,048	1,780
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,075,104	1,777
*,3	Mobvista Inc.	7,240,000	1,777
	Dongfang Electronics Co. Ltd. Class A	1,137,400	1,772
	Shaanxi International Trust Co. Ltd. Class A	4,351,800	1,770
	Hangjin Technology Co. Ltd. Class A	636,200	1,770
	Electric Connector Technology Co. Ltd. Class A	373,122	1,769
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	144,803	1,769
	Jiangzhong Pharmaceutical Co. Ltd. Class A	563,400	1,769
	Wangfujing Group Co. Ltd. Class A	874,100	1,767
	Jiangsu Guotai International Group Co. Ltd. Class A	1,901,884	1,759
[2]	China Meidong Auto Holdings Ltd.	6,664,558	1,758
*	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	1,757
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,555,593	1,756
	Xinxiang Richful Lube Additive Co. Ltd. Class A	309,090	1,756
	Ovctek China Inc. Class A	771,904	1,754
	Keda Industrial Group Co. Ltd. Class A	1,760,841	1,753
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,035,104	1,750
*	Sinopec Oilfield Service Corp. Class A	6,875,700	1,749
	Loncin Motor Co. Ltd. Class A	1,901,600	1,744
	Shenghe Resources Holding Co. Ltd. Class A	1,519,800	1,743
	Xi'an Bright Laser Technologies Co. Ltd. Class A	239,587	1,742
*	Shenyang Machine Tool Co. Ltd. Class A	1,870,600	1,736
	Beijing Sifang Automation Co. Ltd. Class A	717,900	1,730
[2,3]	China East Education Holdings Ltd.	5,453,627	1,728
	Sunflower Pharmaceutical Group Co. Ltd. Class A	550,695	1,727
	DongFeng Automobile Co. Ltd. Class A	1,642,900	1,726
	Shannon Semiconductor Technology Co. Ltd. Class A	425,200	1,722
	Yonfer Agricultural Technology Co. Ltd. Class A	1,110,800	1,721
	Shanghai Stonehill Technology Co. Ltd. Class A	5,067,821	1,720
*	QuantumCTek Co. Ltd. Class A	76,536	1,716
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,182,400	1,716
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,274,384	1,713
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,371,793	1,711
	Risen Energy Co. Ltd. Class A	1,128,190	1,710
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,295,200	1,708
	Gaona Aero Material Co. Ltd. Class A	771,520	1,704
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	184,500	1,704
	COFCO Capital Holdings Co. Ltd. Class A	1,519,284	1,700
	Guangdong Construction Engineering Group Co. Ltd. Class A	3,447,500	1,700
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	6,511,391	1,696
	Jiangsu Pacific Quartz Co. Ltd. Class A	429,649	1,696
	Jiangsu Azure Corp. Class A	1,435,900	1,694
	BrightGene Bio-Medical Technology Co. Ltd. Class A	453,047	1,691
[2,3]	Everbright Securities Co. Ltd. Class H	2,595,232	1,687
	All Winner Technology Co. Ltd. Class A	492,830	1,687
	Gemdale Corp. Class A	3,857,884	1,685
	BTG Hotels Group Co. Ltd. Class A	981,188	1,685
	Canmax Technologies Co. Ltd. Class A	701,123	1,685
*	Inner Mongolia Dazhong Mining Co. Ltd. Class A	1,427,980	1,685
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	418,157	1,683
*	Sinocelltech Group Ltd. Class A	312,213	1,680
	IKD Co. Ltd. Class A	876,568	1,679
*	Polaris Bay Group Co. Ltd. Class A	1,816,800	1,675
	China Wafer Level CSP Co. Ltd. Class A	571,583	1,670
	Anhui Expressway Co. Ltd. Class A	789,733	1,668
*,2	Sino-Ocean Group Holding Ltd.	38,242,053	1,667
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	1,048,500	1,665
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,663
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,116,000	1,663

		Shares	Market Value ($000)
	Neway Valve Suzhou Co. Ltd. Class A	672,700	1,660
*	Bluestar Adisseo Co. Class A	1,072,112	1,659
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,322,900	1,659
	Harbin Boshi Automation Co. Ltd. Class A	973,925	1,658
	Eyebright Medical Technology Beijing Co. Ltd. Class A	151,358	1,649
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	1,648
	Sichuan Development Lomon Co. Ltd. Class A	1,709,150	1,647
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,733,500	1,646
	Arcsoft Corp. Ltd. Class A	434,951	1,644
	Shanghai Haixin Group Co. Class B	7,509,733	1,643
	Xiamen ITG Group Corp. Ltd. Class A	1,848,300	1,642
	Chongqing Taiji Industry Group Co. Ltd. Class A	468,100	1,642
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	219,109	1,641
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,640
	Anhui Heli Co. Ltd. Class A	653,100	1,630
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,307,600	1,628
*	GCL System Integration Technology Co. Ltd. Class A	6,023,500	1,626
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	405,937	1,625
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	1,624
	China Merchants Port Group Co. Ltd. Class A	581,974	1,623
	State Grid Yingda Co. Ltd. Class A	2,734,269	1,623
	Zhejiang Medicine Co. Ltd. Class A	841,500	1,618
*,2	Dada Nexus Ltd. ADR	1,225,906	1,618
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	116,695	1,616
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,554,500	1,614
	KPC Pharmaceuticals Inc. Class A	784,700	1,613
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,636,140	1,613
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	932,202	1,612
	STO Express Co. Ltd. Class A	1,295,147	1,610
*	BeiGene Ltd. Class A	89,723	1,610
*	Eastern Communications Co. Ltd. Class B	4,633,259	1,609
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	1,609
*	Guangdong Golden Dragon Development Inc. Class A	983,400	1,607
	Qianhe Condiment & Food Co. Ltd. Class A	846,422	1,607
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	3,400,870	1,606
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,173,761	1,604
	Guangzhou Wondfo Biotech Co. Ltd. Class A	462,076	1,604
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	1,972,400	1,596
	Tibet Urban Development & Investment Co. Ltd. Class A	986,000	1,589
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,585
*	Beijing Shunxin Agriculture Co. Ltd. Class A	666,729	1,584
*	Bank of Zhengzhou Co. Ltd. Class A	6,314,685	1,582
	China Kepei Education Group Ltd.	8,583,574	1,582
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	109,231	1,578
	Joinn Laboratories China Co. Ltd. Class A	753,482	1,577
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,574
	Tianshan Aluminum Group Co. Ltd. Class A	1,653,200	1,574
*	Hwa Create Co. Ltd. Class A	613,400	1,570
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,045,600	1,568
	First Tractor Co. Ltd. Class A	744,400	1,567
	China Tianying Inc. Class A	2,447,700	1,563
	CETC Digital Technology Co. Ltd. Class A	640,150	1,561
	Zhejiang Yinlun Machinery Co. Ltd. Class A	707,662	1,561
	ORG Technology Co. Ltd. Class A	2,629,700	1,560
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	650,823	1,558
	MLS Co. Ltd. Class A	1,374,116	1,557
	JiuGui Liquor Co. Ltd. Class A	275,000	1,557
	Aisino Corp. Class A	1,375,200	1,554
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	576,100	1,554
	China Enterprise Co. Ltd. Class A	4,193,931	1,554
	Sany Renewable Energy Co. Ltd. Class A	440,721	1,553
*	Oriental Energy Co. Ltd. Class A	1,355,200	1,552
	Fujian Longking Co. Ltd. Class A	955,600	1,546
	Shenzhen Topband Co. Ltd. Class A	1,084,300	1,544
	Huaxia Eye Hospital Group Co. Ltd. Class A	554,270	1,544
	Sansure Biotech Inc. Class A	573,367	1,541
*	Shanghai DZH Ltd. Class A	1,812,088	1,537
*	Xinhu Zhongbao Co. Ltd. Class A	6,612,700	1,536
	GCL Energy Technology Co. Ltd. Class A	1,409,800	1,536
*	CIMC Vehicles Group Co. Ltd. Class A	1,257,100	1,531

		Shares	Market Value ($000)
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	1,527
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	326,170	1,527
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,523
*,2,3	Microport Cardioflow Medtech Corp.	16,128,905	1,523
	Hangzhou EZVIZ Network Co. Ltd. Class A	381,217	1,523
	Bank of Lanzhou Co. Ltd. Class A	4,778,000	1,521
	Espressif Systems Shanghai Co. Ltd. Class A	100,713	1,519
	Wuhan DR Laser Technology Corp. Ltd. Class A	220,416	1,518
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	655,700	1,513
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,055,700	1,512
	TianShan Material Co. Ltd. Class A	2,008,880	1,512
*	Bank of Xi'an Co. Ltd. Class A	3,288,339	1,512
	Guobang Pharma Ltd. Class A	645,587	1,512
	Nantong Jianghai Capacitor Co. Ltd. Class A	834,345	1,511
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,207,100	1,511
	Hubei Yihua Chemical Industry Co. Ltd. Class A	930,400	1,509
	Xiamen Xiangyu Co. Ltd. Class A	2,093,901	1,505
	Leader Harmonious Drive Systems Co. Ltd. Class A	136,645	1,501
	BBMG Corp. Class A	7,690,291	1,500
	Zhuzhou Kibing Group Co. Ltd. Class A	1,769,000	1,498
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,277,401	1,497
	Hainan Strait Shipping Co. Ltd. Class A	2,024,051	1,494
	Beijing Jingneng Power Co. Ltd. Class A	3,184,600	1,494
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	1,493
	Raytron Technology Co. Ltd. Class A	390,556	1,491
	Tianjin Port Co. Ltd. Class A	2,299,829	1,490
*	Sichuan Hongda Co. Ltd. Class A	1,846,000	1,490
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,261,700	1,488
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	390,400	1,488
	Xi'An Shaangu Power Co. Ltd. Class A	1,355,800	1,486
	Guangzhou Port Co. Ltd. Class A	3,386,200	1,485
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,330,940	1,484
	Quectel Wireless Solutions Co. Ltd. Class A	230,518	1,484
	iRay Technology Co. Ltd. Class A	99,411	1,478
*	Antong Holdings Co. Ltd. Class A	4,679,400	1,477
*	Ourpalm Co. Ltd. Class A	2,521,175	1,475
	TRS Information Technology Corp. Ltd. Class A	816,200	1,475
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,999,149	1,473
	Autel Intelligent Technology Corp. Ltd. Class A	410,665	1,473
	Beijing Balance Medical Technology Co. Ltd. Class A	104,108	1,470
	Bank of Qingdao Co. Ltd. Class A	3,192,893	1,467
	Shantui Construction Machinery Co. Ltd. Class A	1,481,100	1,463
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	1,461
*	Maanshan Iron & Steel Co. Ltd. Class A	5,170,861	1,461
	Suofeiya Home Collection Co. Ltd. Class A	746,100	1,460
	Sineng Electric Co. Ltd. Class A	360,917	1,459
*	Red Star Macalline Group Corp. Ltd. Class A	4,083,564	1,453
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	3,743,300	1,450
	Xinjiang Joinworld Co. Ltd. Class A	1,535,900	1,449
	Yankershop Food Co. Ltd. Class A	275,244	1,448
	Shandong Humon Smelting Co. Ltd. Class A	927,700	1,447
	Hefei Meiya Optoelectronic Technology Inc. Class A	662,896	1,447
*	Sinochem International Corp. Class A	2,742,000	1,447
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	459,462	1,443
	Wasu Media Holding Co. Ltd. Class A	1,649,700	1,442
[2]	China South City Holdings Ltd.	62,983,084	1,441
	City Development Environment Co. Ltd. Class A	880,900	1,441
	Shandong Publishing & Media Co. Ltd. Class A	957,287	1,440
	GoodWe Technologies Co. Ltd. Class A	170,735	1,428
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	110,391	1,426
*	Angang Steel Co. Ltd. Class A	4,720,450	1,425
*	Visionox Technology Inc. Class A	1,643,272	1,422
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,422
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,422
	Lao Feng Xiang Co. Ltd. Class A	195,328	1,419
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,273,120	1,419
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,416
	Sai Micro Electronics Inc. Class A	644,774	1,416
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	467,125	1,416
	Guangdong Advertising Group Co. Ltd. Class A	2,015,300	1,414

		Shares	Market Value ($000)
	Shenzhen YHLO Biotech Co. Ltd. Class A	515,376	1,413
	YGSOFT Inc. Class A	1,901,455	1,409
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	260,124	1,409
	Anhui Jinhe Industrial Co. Ltd. Class A	494,773	1,408
	Goke Microelectronics Co. Ltd. Class A	183,500	1,406
	Jingjin Equipment Inc. Class A	549,340	1,406
	Qiming Information Technology Co. Ltd. Class A	404,400	1,405
	Do-Fluoride New Materials Co. Ltd. Class A	923,300	1,401
*	3peak Inc. Class A	112,424	1,399
	Shandong Yulong Gold Co. Ltd. Class A	688,800	1,397
	Edifier Technology Co. Ltd. Class A	850,900	1,396
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	162,861	1,394
	Nanjing Cosmos Chemical Co. Ltd. Class A	306,800	1,391
	China National Accord Medicines Corp. Ltd. Class A	331,563	1,390
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,566,086	1,388
	North Industries Group Red Arrow Co. Ltd. Class A	739,900	1,387
	Xianhe Co. Ltd. Class A	575,100	1,382
*	Roshow Technology Co. Ltd. Class A	1,757,200	1,381
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	927,700	1,380
	Hangzhou Iron & Steel Co. Class A	2,703,700	1,380
	Hainan Mining Co. Ltd. Class A	1,699,100	1,376
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	1,376
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	701,665	1,374
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	1,370
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,490,000	1,370
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,315,615	1,369
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,036,100	1,368
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	220,780	1,368
	Wondershare Technology Group Co. Ltd. Class A	202,769	1,366
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	565,478	1,364
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	1,363
	Chengxin Lithium Group Co. Ltd. Class A	754,270	1,359
	Xinhuanet Co. Ltd. Class A	470,135	1,358
	Mehow Innovative Ltd. Class A	360,700	1,353
	Shanghai Bailian Group Co. Ltd. Class B	3,078,364	1,352
	Norinco International Cooperation Ltd. Class A	988,849	1,352
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	915,500	1,352
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,047,900	1,350
	Chinalin Securities Co. Ltd. Class A	913,000	1,350
	Ningbo Boway Alloy Material Co. Ltd. Class A	692,100	1,350
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,347
*	Farasis Energy Gan Zhou Co. Ltd. Class A	1,009,067	1,347
	Kailuan Energy Chemical Co. Ltd. Class A	1,567,500	1,344
	Hainan Haide Capital Management Co. Ltd. Class A	1,772,132	1,341
	Arctech Solar Holding Co. Ltd. Class A	148,591	1,340
	G-bits Network Technology Xiamen Co. Ltd. Class A	58,049	1,339
*	Gree Real Estate Co. Ltd. Class A	1,853,769	1,339
	Liaoning Cheng Da Co. Ltd. Class A	1,123,100	1,338
*	Sensteed Hi-tech Group Class A	8,327,700	1,338
	Servyou Software Group Co. Ltd. Class A	360,800	1,334
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,139,700	1,331
	Riyue Heavy Industry Co. Ltd. Class A	937,561	1,330
	CETC Cyberspace Security Technology Co. Ltd. Class A	707,989	1,329
*	Youdao Inc. ADR	427,583	1,326
	Sanwei Holding Group Co. Ltd. Class A	878,700	1,326
	Shanghai Pret Composites Co. Ltd. Class A	1,151,160	1,325
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,271,974	1,323
	JA Solar Technology Co. Ltd. Class A	883,891	1,321
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,680,200	1,319
	Ningbo Huaxiang Electronic Co. Ltd. Class A	727,600	1,318
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,318
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,317
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	1,315
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,506,315	1,314
	INESA Intelligent Tech Inc. Class A	865,283	1,313
	CMST Development Co. Ltd. Class A	1,922,706	1,308
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,036,813	1,307
	Guocheng Mining Co. Ltd. Class A	935,164	1,306
	Xiamen Kingdomway Group Co. Class A	667,531	1,306
	Caida Securities Co. Ltd. Class A	1,539,600	1,306

		Shares	Market Value ($000)
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,032,955	1,302
	Yunnan Energy Investment Co. Ltd. Class A	834,362	1,302
	Wuhu Token Science Co. Ltd. Class A	2,045,128	1,301
*	Xian International Medical Investment Co. Ltd. Class A	2,001,300	1,301
	Castech Inc. Class A	406,120	1,300
	Guangzhou Guangri Stock Co. Ltd. Class A	888,400	1,300
	Shenzhen Yinghe Technology Co. Ltd. Class A	610,474	1,297
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,296
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,492,400	1,295
	Anhui Huaheng Biotechnology Co. Ltd. Class A	210,973	1,295
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	374,375	1,294
	Shenzhen Desay Battery Technology Co. Class A	362,251	1,293
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	1,064,400	1,293
*	Triangle Tyre Co. Ltd. Class A	618,800	1,293
	Oppein Home Group Inc. Class A	205,000	1,290
	Dongguan Yiheda Automation Co. Ltd. Class A	481,105	1,287
	Jiangsu ToLand Alloy Co. Ltd. Class A	347,750	1,287
	Sino-Platinum Metals Co. Ltd. Class A	689,858	1,284
	Kaishan Group Co. Ltd. Class A	1,002,149	1,283
	JSTI Group Class A	1,259,980	1,279
[3]	Joinn Laboratories China Co. Ltd. Class H	1,339,958	1,279
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	235,000	1,279
*	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,274
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	230,100	1,274
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	702,000	1,272
	Micro-Tech Nanjing Co. Ltd. Class A	151,102	1,272
	Huaihe Energy Group Co. Ltd. Class A	2,627,500	1,272
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,269
	Xiamen King Long Motor Group Co. Ltd. Class A	582,621	1,269
	Guizhou Chanhen Chemical Corp. Class A	532,100	1,268
	Shenzhen CECport Technologies Co. Ltd. Class A	584,199	1,264
	Estun Automation Co. Ltd. Class A	686,000	1,262
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,060,020	1,261
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	228,159	1,261
	Fushun Special Steel Co. Ltd. Class A	1,557,400	1,261
	Qinhuangdao Port Co. Ltd. Class A	2,673,200	1,260
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	1,260
	Taiji Computer Corp. Ltd. Class A	542,591	1,259
	Xinfengming Group Co. Ltd. Class A	681,669	1,259
	Guangdong Aofei Data Technology Co. Ltd. Class A	890,070	1,258
	Fibocom Wireless Inc. Class A	726,408	1,256
	Shanghai Jahwa United Co. Ltd. Class A	505,000	1,253
	Beijing Dahao Technology Corp. Ltd. Class A	702,180	1,252
	Liaoning Chengda Biotechnology Co. Ltd. Class A	373,129	1,251
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	1,250
	Shinva Medical Instrument Co. Ltd. Class A	514,540	1,249
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	1,248
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,027,500	1,246
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,727,000	1,245
	Leo Group Co. Ltd. Class A	5,903,800	1,244
	Rockchip Electronics Co. Ltd. Class A	145,199	1,244
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	1,242
	Baowu Magnesium Technology Co. Ltd. Class A	876,212	1,242
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,507,400	1,239
*	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,238
	Shanghai Haohai Biological Technology Co. Ltd. Class A	145,653	1,237
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,792,000	1,237
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	391,033	1,236
*	China Aluminum International Engineering Corp. Ltd. Class A	2,092,700	1,235
	Kehua Data Co. Ltd. Class A	451,480	1,235
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,234
	Zhejiang Communications Technology Co. Ltd. Class A	2,424,941	1,232
	Qingdao Haier Biomedical Co. Ltd. Class A	278,959	1,230
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,716,400	1,229
	Ningbo Xusheng Group Co. Ltd. Class A	882,240	1,228
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	1,225
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	523,372	1,224
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,117,821	1,224
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,222
*	Addsino Co. Ltd. Class A	1,350,000	1,222

		Shares	Market Value ($000)
	Shanghai Awinic Technology Co. Ltd. Class A	187,162	1,220
	Focus Technology Co. Ltd. Class A	338,500	1,219
	XTC New Energy Materials Xiamen Co. Ltd. Class A	279,197	1,217
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,212
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	1,212
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,162,090	1,212
	Juewei Food Co. Ltd. Class A	567,264	1,211
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,210
	Foran Energy Group Co. Ltd. Class A	849,345	1,210
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	486,850	1,210
*	Remegen Co. Ltd. Class A	321,254	1,209
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,208
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,122,800	1,206
	China Science Publishing & Media Ltd. Class A	479,300	1,203
	Sanquan Food Co. Ltd. Class A	782,125	1,202
	C&S Paper Co. Ltd. Class A	1,196,908	1,201
	Qingdao Port International Co. Ltd. Class A	951,020	1,199
*,2,3	XJ International Holdings Co. Ltd.	45,195,194	1,199
	Baoji Titanium Industry Co. Ltd. Class A	350,242	1,199
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	1,197
	Zhongmin Energy Co. Ltd. Class A	1,631,800	1,197
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd. Class A	1,729,400	1,197
	Perfect World Co. Ltd. Class A	1,102,250	1,196
	Sichuan Hexie Shuangma Co. Ltd. Class A	706,900	1,196
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	1,196
	Range Intelligent Computing Technology Group Co. Ltd. Class A	382,000	1,196
	Bank of Suzhou Co. Ltd. Class A	1,199,880	1,195
*	Henan Zhongfu Industry Co. Ltd. Class A	3,517,300	1,192
	Valiant Co. Ltd. Class A	899,400	1,191
	Changjiang Publishing & Media Co. Ltd. Class A	1,063,000	1,190
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	375,285	1,187
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	860,507	1,186
	Sichuan Yahua Industrial Group Co. Ltd. Class A	945,700	1,184
	Fujian Boss Software Development Co. Ltd. Class A	729,480	1,184
	ZWSOFT Co. Ltd. Guangzhou Class A	128,339	1,183
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,181
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	1,180
*	Beijing Compass Technology Development Co. Ltd. Class A	210,900	1,178
[2]	Helens International Holdings Co. Ltd.	4,434,223	1,178
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	464,700	1,177
	Beijing eGOVA Co. Ltd. Class A	591,742	1,175
	Shenzhen Huaqiang Industry Co. Ltd. Class A	937,130	1,171
*	Western Region Gold Co. Ltd. Class A	713,000	1,171
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	445,300	1,170
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,165
*	Shandong Longda Meishi Co. Ltd. Class A	1,142,099	1,165
	Longshine Technology Group Co. Ltd. Class A	970,856	1,164
*	Harbin Hatou Investment Co. Ltd. Class A	1,591,549	1,164
	Sinomach Automobile Co. Ltd. Class A	1,352,400	1,160
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,159
	Laobaixing Pharmacy Chain JSC Class A	602,674	1,159
	Wuxi Autowell Technology Co. Ltd. Class A	213,052	1,158
	Yunda Holding Co. Ltd. Class A	1,130,885	1,156
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,746,900	1,156
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,155
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,152
	Anhui Xinhua Media Co. Ltd. Class A	1,323,400	1,152
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	836,100	1,152
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	842,800	1,151
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,080,600	1,150
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,147
	China Bester Group Telecom Co. Ltd. Class A	399,179	1,147
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,142,240	1,146
	China TransInfo Technology Co. Ltd. Class A	940,000	1,145
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,144
	Tibet Mineral Development Co. Class A	454,900	1,144
	Sinofibers Technology Co. Ltd. Class A	372,623	1,142
*	Shenzhen Baoming Technology Co. Ltd. Class A	164,300	1,141
	Chongqing Chuanyi Automation Co. Ltd. Class A	447,980	1,139
*	Bio-Thera Solutions Ltd. Class A	376,874	1,139

		Shares	Market Value ($000)
*	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,137
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,135
	Levima Advanced Materials Corp. Class A	600,553	1,132
	Lakala Payment Co. Ltd. Class A	660,500	1,129
	Anker Innovations Technology Co. Ltd. Class A	150,020	1,129
	Yangling Metron New Material Inc. Class A	423,700	1,128
*	Shandong Hi-Speed New Energy Group Ltd.	5,940,861	1,127
*,2	LVGEM China Real Estate Investment Co. Ltd.	15,188,602	1,126
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	589,811	1,126
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,125
	NYOCOR Co. Ltd. Class A	1,586,600	1,125
	Zhejiang Wanma Co. Ltd. Class A	1,167,518	1,123
*	Shanghai Anlogic Infotech Co. Ltd. Class A	347,094	1,123
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	311,770	1,122
	Chengzhi Co. Ltd. Class A	1,133,107	1,121
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	1,877,400	1,121
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	147,000	1,118
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,117
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	1,117
	Anhui Guangxin Agrochemical Co. Ltd. Class A	715,008	1,116
	Pylon Technologies Co. Ltd. Class A	192,577	1,116
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	1,112
*	5I5J Holding Group Co. Ltd. Class A	2,864,381	1,110
*	Hybio Pharmaceutical Co. Ltd. Class A	839,100	1,110
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,621,394	1,109
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	962,205	1,107
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,734,400	1,107
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,084,100	1,103
	IReader Technology Co. Ltd. Class A	454,300	1,101
	Advanced Fiber Resources Zhuhai Ltd. Class A	227,965	1,100
	Hualan Biological Vaccine Inc. Class A	461,400	1,099
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,097
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	2,024,800	1,096
	Tofflon Science & Technology Group Co. Ltd. Class A	683,400	1,094
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	203,110	1,093
	FESCO Group Co. Ltd. Class A	503,100	1,093
*	CICT Mobile Communication Technology Co. Ltd. Class A	1,510,599	1,092
	Hainan Drinda New Energy Technology Co. Ltd. Class A	205,884	1,091
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	483,991	1,089
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,367,500	1,088
	Jiangsu Shagang Co. Ltd. Class A	1,774,700	1,088
	Joyoung Co. Ltd. Class A	733,277	1,087
	Jade Bird Fire Co. Ltd. Class A	685,772	1,085
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	607,489	1,084
	Shanghai Datun Energy Resources Co. Ltd. Class A	636,900	1,083
	DeHua TB New Decoration Materials Co. Ltd. Class A	821,154	1,082
	Chongqing Department Store Co. Ltd. Class A	406,400	1,081
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,519,600	1,080
	Shenzhen FRD Science & Technology Co. Ltd. Class A	537,901	1,079
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	1,079
	New Guomai Digital Culture Co. Ltd. Class A	743,579	1,079
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	191,235	1,079
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,078
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,077
	Nanjing Vazyme Biotech Co. Ltd. Class A	374,444	1,077
*	Alpha Group Class A	1,335,100	1,076
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,075
*	Eastern Communications Co. Ltd. Class A	819,500	1,075
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	540,956	1,075
*	Gosuncn Technology Group Co. Ltd. Class A	1,743,400	1,074
*	Shanghai Huayi Group Co. Ltd. Class A	1,214,400	1,073
*	Chengdu CORPRO Technology Co. Ltd. Class A	526,000	1,072
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,071
*,2,3	Shimao Services Holdings Ltd.	11,305,563	1,071
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	421,100	1,071
	XGD Inc. Class A	486,200	1,070
	Bear Electric Appliance Co. Ltd. Class A	158,890	1,066
	ZheJiang Dali Technology Co. Ltd. Class A	581,440	1,065
*	China Express Airlines Co. Ltd. Class A	1,222,790	1,065
	Jiangxi Ganneng Co. Ltd. Class A	910,200	1,062

		Shares	Market Value ($000)
*	Shenzhen Mason Technologies Co. Ltd. Class A	762,600	1,062
*,3	Red Star Macalline Group Corp. Ltd. Class H	6,526,764	1,061
	Changzhou Fusion New Material Co. Ltd. Class A	269,969	1,059
	Opple Lighting Co. Ltd. Class A	479,456	1,055
*,2	Tongdao Liepin Group	3,485,851	1,053
	CIG Shanghai Co. Ltd. Class A	247,600	1,053
	Camel Group Co. Ltd. Class A	1,012,512	1,050
	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	1,049
	Sichuan Injet Electric Co. Ltd. Class A	201,500	1,049
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	542,600	1,049
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	363,241	1,048
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	522,600	1,048
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,433,955	1,047
	Chengdu Wintrue Holding Co. Ltd. Class A	1,102,400	1,046
	Guangdong Electric Power Development Co. Ltd. Class A	1,588,300	1,045
	Hangzhou Shunwang Technology Co. Ltd. Class A	727,143	1,044
	Central China Land Media Co. Ltd. Class A	733,200	1,043
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	848,200	1,042
*	Shanying International Holding Co. Ltd. Class A	5,151,400	1,041
	Changzheng Engineering Technology Co. Ltd. Class A	619,326	1,041
	BOC International China Co. Ltd. Class A	798,300	1,039
	Jiangsu Guoxin Corp. Ltd. Class A	1,035,300	1,038
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	226,094	1,038
[2,3]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,328,938	1,037
	Sichuan Teway Food Group Co. Ltd. Class A	699,942	1,037
	Nanjing Gaoke Co. Ltd. Class A	1,260,300	1,035
	Xinyu Iron & Steel Co. Ltd. Class A	2,250,100	1,034
	Dian Diagnostics Group Co. Ltd. Class A	594,000	1,032
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	449,274	1,032
	Shenzhen Changhong Technology Co. Ltd. Class A	473,753	1,031
	Shanghai Pudong Construction Co. Ltd. Class A	1,302,839	1,029
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,674,100	1,029
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	844,500	1,028
	CTS International Logistics Corp. Ltd. Class A	1,327,532	1,027
	Giantec Semiconductor Corp. Class A	139,415	1,027
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,026
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	369,405	1,025
	Triumph Science & Technology Co. Ltd. Class A	765,500	1,024
*	Financial Street Holdings Co. Ltd. Class A	3,228,505	1,022
*	TPV Technology Co. Ltd. Class A	3,715,200	1,020
	Hoyuan Green Energy Co. Ltd. Class A	465,554	1,020
	China Publishing & Media Co. Ltd. Class A	1,246,300	1,018
	Cheng De Lolo Co. Ltd. Class A	929,868	1,017
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,347,809	1,017
	Guangdong South New Media Co. Ltd. Class A	222,495	1,017
	Autohome Inc. Class A	162,228	1,016
	Lingyun Industrial Corp. Ltd. Class A	808,000	1,015
	Anhui Yingliu Electromechanical Co. Ltd. Class A	597,200	1,015
*	China Reform Health Management & Services Group Co. Ltd. Class A	1,001,003	1,014
	Shengda Resources Co. Ltd. Class A	648,000	1,013
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	1,013
	Zhejiang HangKe Technology Inc. Co. Class A	426,585	1,013
	Luenmei Quantum Co. Ltd. Class A	1,340,770	1,012
	Kunshan Dongwei Technology Co. Ltd. Class A	287,303	1,008
	Zhongtong Bus Co. Ltd. Class A	600,900	1,007
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,416,900	1,006
	Shenzhen Kinwong Electronic Co. Ltd. Class A	278,960	1,006
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	128,072	1,006
	Gansu Yasheng Industrial Group Co. Ltd. Class A	2,948,600	1,004
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,824,763	1,003
	Zhejiang Narada Power Source Co. Ltd. Class A	836,500	1,002
	Southern Publishing & Media Co. Ltd. Class A	615,100	1,001
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	772,084	1,000
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,822,400	1,000
	Fujian Expressway Development Co. Ltd. Class A	1,948,800	998
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	520,052	995
	Zhongyuan Environment-Protection Co. Ltd. Class A	948,783	992
	Beijing Wandong Medical Technology Co. Ltd. Class A	570,800	991
	PCI Technology Group Co. Ltd. Class A	1,814,000	986
	Shanghai SMI Holding Co. Ltd. Class A	2,007,400	986

		Shares	Market Value ($000)
*	Dosilicon Co. Ltd. Class A	365,795	985
*	Hytera Communications Corp. Ltd. Class A	1,706,400	984
	Sichuan Haite High-tech Co. Ltd. Class A	723,100	983
	Jiang Su Suyan Jingshen Co. Ltd. Class A	756,500	980
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,460,600	980
*	Zotye Automobile Co. Ltd. Class A	4,649,655	979
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	599,600	979
	Moon Environment Technology Co. Ltd. Class A	794,000	979
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	978
*	Wonders Information Co. Ltd. Class A	1,247,700	978
	Yusys Technologies Co. Ltd. Class A	644,320	977
	Yuanjie Semiconductor Technology Co. Ltd. Class A	60,981	977
*	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	976
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	976
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	660,469	976
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	775,300	976
	Fujian Star-net Communication Co. Ltd. Class A	529,433	975
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	894,700	975
*	Tangrenshen Group Co. Ltd. Class A	1,270,500	974
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	974
	Youngy Co. Ltd. Class A	219,700	973
	Keboda Technology Co. Ltd. Class A	138,400	972
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	971
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	971
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	971
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	970
	Sino Biological Inc. Class A	108,269	969
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	274,400	969
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,283,800	968
	Ningbo Peacebird Fashion Co. Ltd. Class A	512,029	967
	Telling Telecommunication Holding Co. Ltd. Class A	864,300	965
	CSG Holding Co. Ltd. Class A	1,382,132	964
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	963
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	396,267	963
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	600,500	962
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,901,501	960
	Henan Zhongyuan Expressway Co. Ltd. Class A	1,866,800	960
*	Hunan New Wellful Co. Ltd. Class A	1,133,700	960
*	China High Speed Railway Technology Co. Ltd. Class A	3,251,913	959
	Beijing North Star Co. Ltd. Class A	5,026,781	959
	Autobio Diagnostics Co. Ltd. Class A	164,505	959
	JS Corrugating Machinery Co. Ltd. Class A	610,600	959
	Hymson Laser Technology Group Co. Ltd. Class A	214,485	959
*	Shenzhen Infogem Technologies Co. Ltd. Class A	770,500	957
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	957
	Zhuzhou Times New Material Technology Co. Ltd. Class A	701,600	956
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	956
	Eternal Asia Supply Chain Management Ltd. Class A	2,267,197	954
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,457,100	950
	Amoy Diagnostics Co. Ltd. Class A	362,970	950
*	PNC Process Systems Co. Ltd. Class A	308,880	948
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,321,272	947
	Shenzhen Microgate Technology Co. Ltd. Class A	688,200	944
*	BOE HC SemiTek Corp.	1,584,500	943
	Beijing SuperMap Software Co. Ltd. Class A	455,102	941
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	941
*	Greattown Holdings Ltd. Class A	1,986,700	940
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	917,100	940
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	939
	Weaver Network Technology Co. Ltd. Class A	227,700	939
	Innuovo Technology Co. Ltd. Class A	1,168,300	939
	Mesnac Co. Ltd. Class A	972,100	939
	Shanghai Bailian Group Co. Ltd. Class A	848,500	938
	Neusoft Corp. Class A	824,800	938
*	Shenzhen Dynanonic Co. Ltd. Class A	245,166	938
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	158,547	938
	North China Pharmaceutical Co. Ltd. Class A	1,432,800	938
*	Shenzhen Hello Tech Energy Co. Ltd. Class A	100,679	937
	Aotecar New Energy Technology Co. Ltd. Class A	2,748,200	933
	Tayho Advanced Materials Group Co. Ltd. Class A	785,700	931

		Shares	Market Value ($000)
*,3	CStone Pharmaceuticals	5,858,876	931
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	862,400	926
	Windey Energy Technology Group Co. Ltd. Class A	587,600	925
	Shanghai Yaoji Technology Co. Ltd. Class A	371,100	924
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	742,100	923
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	922
	Innovation New Material Technology Co. Ltd. Class A	1,562,540	922
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	921
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	918
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	917
	China Southern Power Grid Technology Co. Ltd. Class A	242,933	916
	Jihua Group Corp. Ltd. Class A	2,623,700	911
	TDG Holdings Co. Ltd. Class A	1,007,100	911
	Chengdu Leejun Industrial Co. Ltd. Class A	1,188,300	910
	Shanghai AtHub Co. Ltd. Class A	498,989	908
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	2,580,000	906
*	Sino GeoPhysical Co. Ltd. Class A	499,863	905
*	UTour Group Co. Ltd. Class A	955,700	905
	ApicHope Pharmaceutical Co. Ltd. Class A	410,400	905
	Guangdong Shirongzhaoye Co. Ltd. Class A	1,049,700	904
*	Wellhope Foods Co. Ltd. Class A	921,083	903
	Shandong WIT Dyne Health Co. Ltd. Class A	226,875	903
	Far East Smarter Energy Co. Ltd. Class A	1,763,900	902
*	Rising Nonferrous Metals Share Co. Ltd. Class A	251,100	901
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	885,900	898
	Bros Eastern Co. Ltd. Class A	1,372,600	897
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	673,100	896
	Jinhong Gas Co. Ltd. Class A	341,237	896
	Fujian Apex Software Co. Ltd. Class A	199,320	896
	Jinhui Liquor Co. Ltd. Class A	349,682	895
	Changhong Meiling Co. Ltd. Class A	783,800	895
*	Datang Huayin Electric Power Co. Ltd. Class A	2,062,900	894
[3]	Qingdao Port International Co. Ltd. Class H	1,196,832	892
	Jiangsu Cnano Technology Co. Ltd. Class A	291,265	890
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	888
*	Shanghai Milkground Food Tech Co. Ltd. Class A	473,600	888
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	887
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,025,913	886
	Stanley Agricultural Group Co. Ltd. Class A	973,864	886
*	Huafu Fashion Co. Ltd. Class A	1,846,024	883
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	883
*	YaGuang Technology Group Co. Ltd. Class A	1,311,300	883
*	RongFa Nuclear Equipment Co. Ltd. Class A	1,877,700	883
*	Minmetals Development Co. Ltd. Class A	990,610	882
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,036,900	882
	Hangzhou Sunrise Technology Co. Ltd. Class A	440,200	882
	Linktel Technologies Co. Ltd. Class A	108,400	882
	Shandong Denghai Seeds Co. Ltd. Class A	754,700	881
	Zhejiang Hangmin Co. Ltd. Class A	925,800	879
*	JoulWatt Technology Co. Ltd. Class A	394,340	878
	Guangdong Vanward New Electric Co. Ltd. Class A	668,000	877
	Beijing CTJ Information Technology Co. Ltd. Class A	319,084	877
*	Anhui Golden Seed Winery Co. Ltd. Class A	507,400	877
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	876
	Suzhou Nanomicro Technology Co. Ltd. Class A	339,400	876
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,430,300	876
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	922,000	874
	Sangfor Technologies Inc. Class A	127,679	873
	Archermind Technology Nanjing Co. Ltd. Class A	204,093	871
	Daan Gene Co. Ltd. Class A	1,241,370	870
	Jinyu Bio-Technology Co. Ltd. Class A	918,700	867
	Nanjing Hanrui Cobalt Co. Ltd. Class A	246,600	867
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	866
	Beijing Aerospace Changfeng Co. Ltd. Class A	592,458	866
*	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	865
	Ningbo Yunsheng Co. Ltd. Class A	1,100,300	864
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,107,900	863
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	479,500	862
*	Beijing VRV Software Corp. Ltd. Class A	1,547,200	861
*	Fulin Precision Co. Ltd. Class A	953,570	859

		Shares	Market Value ($000)
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	939,300	859
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,754,700	858
*	Dongfeng Electronic Technology Co. Ltd. Class A	676,555	858
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	439,300	858
*	Primarius Technologies Co. Ltd. Class A	395,638	857
	Grinm Advanced Materials Co. Ltd. Class A	676,800	855
	Wuxi Paike New Materials Technology Co. Ltd. Class A	118,600	855
	Vatti Corp. Ltd. Class A	931,300	849
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	849
	Qingdao Gaoce Technology Co. Ltd. Class A	499,470	849
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,722,900	848
*	Wencan Group Co. Ltd. Class A	245,885	848
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	847
	Beijing Gehua CATV Network Co. Ltd. Class A	1,005,666	847
	Appotronics Corp. Ltd. Class A	393,065	847
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	845
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	845
*	Suning Universal Co. Ltd. Class A	3,542,392	844
	Tianneng Battery Group Co. Ltd. Class A	269,555	842
	Sunstone Development Co. Ltd. Class A	522,642	840
	Suzhou Good-Ark Electronics Co. Ltd. Class A	736,800	838
	Jiangsu Yinhe Electronics Co. Ltd. Class A	1,164,400	837
	Sumavision Technologies Co. Ltd. Class A	1,459,200	836
	Shandong Xiantan Co. Ltd. Class A	1,040,300	836
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	182,266	835
	B-Soft Co. Ltd. Class A	1,746,795	834
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	5,012,900	833
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,399,200	832
	China Sports Industry Group Co. Ltd. Class A	785,901	830
	Jiangsu Guomao Reducer Co. Ltd. Class A	649,389	829
	Wuxi Boton Technology Co. Ltd. Class A	369,100	828
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	610,900	827
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	654,800	826
	Zhende Medical Co. Ltd. Class A	281,700	826
	Yibin Tianyuan Group Co. Ltd. Class A	1,517,850	826
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	824
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	329,300	823
*	CCCG Real Estate Corp. Ltd. Class A	731,300	823
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	539,962	822
	Guodian Nanjing Automation Co. Ltd. Class A	1,101,840	821
	Shenzhen Click Technology Co. Ltd. Class A	554,900	819
	Zhejiang Chengchang Technology Co. Ltd. Class A	165,087	819
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	364,200	819
*	CSG Smart Science&Technology Co. Ltd. Class A	937,300	818
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	803,300	818
*	Cinda Real Estate Co. Ltd. Class A	1,999,514	817
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,032,576	816
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	327,793	816
	Shanghai Baolong Automotive Corp. Class A	182,600	816
*	Lier Chemical Co. Ltd. Class A	767,622	814
	PhiChem Corp. Class A	472,160	813
*	Nations Technologies Inc. Class A	541,000	811
	Shenzhen Hopewind Electric Co. Ltd. Class A	387,980	810
	Porton Pharma Solutions Ltd. Class A	459,571	809
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	461,205	809
	BMC Medical Co. Ltd. Class A	79,940	807
	Shandong Lukang Pharma Class A	806,300	807
	Ningxia Jiaze New Energy Co. Ltd. Class A	1,883,200	806
*	Sinopec Oilfield Equipment Corp. Class A	1,049,940	806
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	805
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	805
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	560,688	805
*	Guoguang Electric Co. Ltd. Class A	505,800	805
	Jinko Power Technology Co. Ltd. Class A	2,547,200	804
	Guomai Technologies Inc. Class A	953,500	803
	Skyworth Digital Co. Ltd. Class A	701,757	803
	Visual China Group Co. Ltd. Class A	497,697	802
	Qingdao Hanhe Cable Co. Ltd. Class A	1,790,630	801
*	Kingsignal Technology Co. Ltd. Class A	781,700	801
	OPT Machine Vision Tech Co. Ltd. Class A	97,338	800

		Shares	Market Value ($000)
	Zhejiang Construction Investment Group Co. Ltd. Class A	751,300	799
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	798
*	KingClean Electric Co. Ltd. Class A	265,519	797
	Shanxi Guoxin Energy Corp. Ltd. Class A	2,324,280	795
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,560,016	794
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,367,600	794
	China CYTS Tours Holding Co. Ltd. Class A	574,100	793
	Jiangsu Gian Technology Co. Ltd. Class A	196,200	791
	Shenzhen Noposin Crop Science Co. Ltd. Class A	823,100	790
*	China Harzone Industry Corp. Ltd. Class A	841,475	790
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,212,000	789
*	Henan Yuneng Holdings Co. Ltd. Class A	1,485,524	789
*	Focused Photonics Hangzhou Inc. Class A	469,100	788
	Lushang Freda Pharmaceutical Co. Ltd. Class A	884,000	788
*	INKON Life Technology Co. Ltd. Class A	743,300	788
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	903,200	787
	Wushang Group Co. Ltd. Class A	797,600	787
	Shanghai Environment Group Co. Ltd. Class A	753,600	787
	Befar Group Co. Ltd. Class A	1,597,400	785
	Sino Wealth Electronic Ltd. Class A	279,255	785
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	678,800	784
	Luoniushan Co. Ltd. Class A	1,132,600	782
*	Xinxiang Chemical Fiber Co. Ltd. Class A	1,580,387	782
	Time Publishing & Media Co. Ltd. Class A	758,520	780
*	Tianjin Trolia Information Technology Co. Ltd. Class A	3,161,500	778
	China Television Media Ltd. Class A	373,522	777
*	Lecron Industrial Development Group Co. Ltd. Class A	1,169,300	777
	Hangzhou Jiebai Group Co. Ltd. Class A	919,676	776
	GRG Metrology & Test Group Co. Ltd. Class A	444,960	776
	Ningbo Yongxin Optics Co. Ltd. Class A	97,000	776
	Edan Instruments Inc. Class A	671,600	775
	Nanjing Pharmaceutical Co. Ltd. Class A	1,283,500	775
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	368,700	773
	Goldenmax International Group Ltd. Class A	858,300	771
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,393,800	771
*	C*Core Technology Co. Ltd. Class A	305,497	771
	Rizhao Port Co. Ltd. Class A	1,956,100	771
	Guangdong Topstar Technology Co. Ltd. Class A	443,461	769
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	304,300	768
	Guizhou Gas Group Corp. Ltd. Class A	861,400	768
*	Hunan Corun New Energy Co. Ltd. Class A	1,482,100	768
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,054,100	765
	Luxin Venture Capital Group Co. Ltd. Class A	563,000	762
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,326,300	761
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	739,600	760
	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	759
	Guangxi LiuYao Group Co. Ltd. Class A	316,420	758
	Huangshan Novel Co. Ltd. Class A	588,000	758
*	Beijing Capital Development Co. Ltd. Class A	2,560,813	757
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	184,800	757
*	New Journey Health Technology Group Co. Ltd. Class A	3,056,100	757
	Lancy Co. Ltd. Class A	396,400	756
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	755
	Guangdong Marubi Biotechnology Co. Ltd. Class A	225,700	754
	Top Energy Co. Ltd. Shanxi Class A	1,028,100	754
	Guangdong DFP New Material Group Co. Ltd.	1,969,800	750
	Foshan Electrical & Lighting Co. Ltd. Class A	1,141,500	748
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	396,900	748
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,186,600	748
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	748
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	1,159,352	748
	Suplet Power Co. Ltd. Class A	507,650	748
	Xinjiang Communications Construction Group Co. Ltd. Class A	603,000	747
*	AECC Aero Science & Technology Co. Ltd. Class A	339,600	747
	Winall Hi-Tech Seed Co. Ltd. Class A	855,960	747
	Hainan Expressway Co. Ltd. Class A	1,172,600	746
	Sufa Technology Industry Co. Ltd. CNNC Class A	367,300	745
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	410,493	745
*	China Union Holdings Ltd. Class A	1,762,187	744
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	762,685	744

		Shares	Market Value ($000)
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	744
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	743
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	432,492	743
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,374,100	743
	Guotai Epoint Software Co. Ltd. Class A	262,788	743
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	287,700	743
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	731,864	742
	Jiangsu General Science Technology Co. Ltd. Class A	1,141,200	742
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,248,079	741
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	359,100	741
*	Sun Create Electronics Co. Ltd. Class A	291,300	740
	Ningbo Zhenyu Technology Co. Ltd. Class A	100,473	740
	Baoxiniao Holding Co. Ltd. Class A	1,266,700	740
	Changshu Tianyin Electromechanical Co. Ltd. Class A	365,400	739
*	ABA Chemicals Corp. Class A	1,014,400	739
	Hunan Zhongke Electric Co. Ltd. Class A	630,497	737
*	Hunan Changyuan Lico Co. Ltd. Class A	1,135,273	736
	Kidswant Children Products Co. Ltd. Class A	985,213	735
	Xiamen International Airport Co. Ltd. Class A	401,520	734
	Shenzhen Topway Video Communication Co. Ltd. Class A	692,200	734
	Toread Holdings Group Co. Ltd. Class A	1,102,398	734
	Hand Enterprise Solutions Co. Ltd. Class A	845,500	733
	Hunan Aihua Group Co. Ltd. Class A	392,897	733
	Huangshan Tourism Development Co. Ltd. Class A	472,100	733
*	Yueyang Forest & Paper Co. Ltd. Class A	1,508,435	733
	China Wuyi Co. Ltd. Class A	2,073,805	732
*	Zhewen Interactive Group Co. Ltd. Class A	1,247,300	731
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	731
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	730
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	646,400	730
	Rianlon Corp. Class A	212,700	730
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	729
	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	728
	Luyang Energy-Saving Materials Co. Ltd.	458,998	728
*	ChangYuan Technology Group Ltd. Class A	1,356,100	727
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,513,143	727
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,090,900	727
	Shenzhen Jinjia Group Co. Ltd. Class A	1,360,968	725
	Dlg Exhibitions & Events Corp. Ltd. Class A	946,260	725
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	245,800	725
	Yuneng Technology Co. Ltd. Class A	104,118	725
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,073,000	723
*	Pengxin International Mining Co. Ltd. Class A	2,182,819	723
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	722
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,024,100	719
	Easyhome New Retail Group Co. Ltd. Class A	2,016,000	718
	Kuangda Technology Group Co. Ltd. Class A	1,373,700	718
	Huadian Heavy Industries Co. Ltd. Class A	1,056,500	717
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	697,900	715
	Jiajiayue Group Co. Ltd. Class A	610,605	713
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	916,903	713
	Motic Xiamen Electric Group Co. Ltd. Class A	607,100	712
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	711
	Sichuan EM Technology Co. Ltd. Class A	771,500	711
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	694,600	711
	Semitronix Corp. Class A	122,001	710
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	884,631	709
	Zhejiang Jingu Co. Ltd. Class A	1,054,612	707
*	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	707
	ZhongYeDa Electric Co. Ltd. Class A	694,100	707
*	Phenix Optical Co. Ltd. Class A	320,521	706
	Changchun BCHT Biotechnology Co. Ltd. Class A	168,794	706
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,406,100	705
*	Orient International Enterprise Ltd. Class A	870,800	703
	Three's Co. Media Group Co. Ltd. Class A	203,916	703
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,019,062	703
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	763,900	702
	Jinneng Science&Technology Co. Ltd. Class A	986,880	701
	China Animal Husbandry Industry Co. Ltd. Class A	757,400	701
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	1,047,500	701

		Shares	Market Value ($000)
	Guizhou Tyre Co. Ltd. Class A	1,038,468	701
	Hongrun Construction Group Co. Ltd. Class A	1,383,900	700
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,187,830	699
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	438,650	698
*	Beijing Join-Cheer Software Co. Ltd. Class A	1,015,600	698
	Emei Shan Tourism Co. Ltd. Class A	431,300	697
*	Xizang Zhufeng Resources Co. Ltd. Class A	543,640	695
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	417,400	695
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	432,800	695
	Xinzhi Group Co. Ltd. Class A	409,300	694
	Jinlei Technology Co. Ltd. Class A	300,359	694
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	158,504	692
*	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	691
	Yabao Pharmaceutical Group Co. Ltd. Class A	874,000	691
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	2,004,200	691
	Qingdao Citymedia Co. Ltd. Class A	766,400	691
*	HyUnion Holding Co. Ltd. Class A	943,800	690
	Chengdu Guoguang Electric Co. Ltd. Class A	99,397	690
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	2,233,600	689
	Maccura Biotechnology Co. Ltd. Class A	421,315	688
	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,308,700	688
	Sinosoft Co. Ltd. Class A	289,380	688
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,226,244	688
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	221,700	687
	Insigma Technology Co. Ltd. Class A	1,024,600	685
*	Shandong Chenming Paper Holdings Ltd. Class H	3,104,406	684
	Vats Liquor Chain Store Management JSC Ltd. Class A	349,500	684
	Marssenger Kitchenware Co. Ltd. Class A	342,300	683
*	Beijing Philisense Technology Co. Ltd. Class A	1,705,100	682
	Guangxi Energy Co. Ltd. Class A	1,192,500	681
	Cangzhou Dahua Co. Ltd. Class A	484,500	679
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	679
	Jangho Group Co. Ltd. Class A	1,022,300	679
	EIT Environmental Development Group Co. Ltd. Class A	400,744	679
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	678
	Beyondsoft Corp. Class A	610,300	677
	Truking Technology Ltd. Class A	666,100	676
	Jiangsu Etern Co. Ltd. Class A	1,338,400	674
	Shenzhen Center Power Tech Co. Ltd. Class A	452,561	674
	Ningxia Building Materials Group Co. Ltd. Class A	429,000	674
	Digiwin Software Co. Ltd. Class A	300,763	674
	Xilinmen Furniture Co. Ltd. Class A	322,900	673
	MYS Group Co. Ltd. Class A	1,908,300	672
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	845,400	672
	Sanjiang Shopping Club Co. Ltd. Class A	604,200	670
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	794,000	669
	Deppon Logistics Co. Ltd. Class A	375,100	669
	Shanghai Industrial Development Co. Ltd. Class A	1,824,500	669
	Shenzhen Properties & Resources Development Group Ltd. Class A	647,200	668
	Tongyu Communication Inc. Class A	459,810	667
*	Hongbo Co. Ltd. Class A	461,726	667
*	Nuode New Materials Co. Ltd. Class A	1,508,846	666
	Zhejiang Meida Industrial Co. Ltd. Class A	655,580	665
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	202,300	664
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	663
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	662
	Guangdong Dowstone Technology Co. Ltd. Class A	524,300	661
	Shenma Industry Co. Ltd. Class A	780,300	661
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	166,600	661
	Haining China Leather Market Co. Ltd. Class A	1,496,500	659
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	163,480	658
*	CITIC Press Corp. Class A	191,000	657
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	126,853	656
	Streamax Technology Co. Ltd. Class A	136,700	655
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	2,653,601	654
	Hanwei Electronics Group Corp. Class A	337,836	652
*	Zhejiang Tony Electronic Co. Ltd. Class A	266,700	652
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,681,400	652
	Luolai Lifestyle Technology Co. Ltd. Class A	634,400	651
*,1	China Grand Automotive Services Group Co. Ltd. Class A	6,096,000	651

		Shares	Market Value ($000)
	Shanghai Hile Bio-Technology Co. Ltd. Class A	747,400	651
	Shenzhen Invt Electric Co. Ltd. Class A	778,900	651
*	Shanghai Shibei Hi-Tech Co. Ltd. Class B	4,993,424	649
	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	649
*	Greatoo Intelligent Equipment Inc. Class A	1,877,400	649
*	Jilin Yatai Group Co. Ltd. Class A	4,493,600	648
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,226,351	648
	Hangzhou Weiguang Electronic Co. Ltd. Class A	257,400	648
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	410,700	645
	Chengdu RML Technology Co. Ltd. Class A	95,150	644
	Shenzhen Das Intellitech Co. Ltd. Class A	2,018,100	643
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	643
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	325,400	643
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	121,800	642
*	Nantong Jiangshan Agrochemical & Chemical LLC Class A	359,875	639
*	Anyang Iron & Steel Inc. Class A	3,158,700	638
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	193,203	637
	Suzhou Oriental Semiconductor Co. Ltd. Class A	111,567	637
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	988,700	636
	Yotrio Group Co. Ltd. Class A	1,733,900	634
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,460,190	633
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	654,700	631
	Joeone Co. Ltd. Class A	573,300	631
	Jiangsu Huaxicun Co. Ltd. Class A	792,000	630
	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	630
*	Shanghai Medicilon Inc. Class A	142,305	629
*	Hanwang Technology Co. Ltd. Class A	280,600	629
	CCS Supply Chain Management Co. Ltd. Class A	1,170,400	628
	Henan Liliang Diamond Co. Ltd. Class A	177,300	627
	Shenzhen Xinyichang Technology Co. Ltd. Class A	96,278	626
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	368,600	622
	Eastcompeace Technology Co. Ltd. Class A	547,210	622
	Canny Elevator Co. Ltd. Class A	767,200	621
*	Beijing Thunisoft Corp. Ltd. Class A	908,600	620
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,364,800	619
*	Hengdian Entertainment Co. Ltd. Class A	345,700	618
*	CanSino Biologics Inc. Class A	108,088	618
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,532,400	618
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,652,400	618
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,051,961	617
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	437,587	617
	Liaoning Energy Industry Co. Ltd. Class A	1,544,200	616
*	263 Network Communications Co. Ltd. Class A	1,314,630	615
*	Toyou Feiji Electronics Co. Ltd. Class A	405,900	615
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,394,678	614
*	Guangdong Shaoneng Group Co. Ltd. Class A	1,156,000	613
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	613
	Digital China Information Service Group Co. Ltd. Class A	496,802	611
*	Huayi Brothers Media Corp. Class A	2,624,300	610
	Dashang Co. Ltd. Class A	273,350	609
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,610,700	608
	Shanghai Bright Meat Group Co. Ltd. Class A	764,000	608
*	Beijing Tongtech Co. Ltd. Class A	526,422	608
*	Beijing Baination Pictures Co. Ltd. Class A	1,043,500	607
*	Beijing Global Safety Technology Co. Ltd. Class A	255,900	606
*	Dongjiang Environmental Co. Ltd. Class A	1,174,181	605
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	332,248	605
*	Tibet Tianlu Co. Ltd. Class A	1,004,160	605
*	Suzhou Everbright Photonics Co. Ltd. Class A	138,812	600
	Chongqing Road & Bridge Co. Ltd. Class A	1,061,900	600
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	803,700	599
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,926,800	597
	Transfar Zhilian Co. Ltd. Class A	1,103,868	596
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,221,100	596
*	Zhuhai Bojay Electronics Co. Ltd. Class A	154,400	596
	Cybrid Technologies Inc. Class A	420,000	596
*	Beijing Teamsun Technology Co. Ltd. Class A	1,076,520	592
	Unilumin Group Co. Ltd. Class A	842,477	591
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,278,900	591
	JL Mag Rare-Earth Co. Ltd. Class A	352,064	589

		Shares	Market Value ($000)
	Hubei Century Network Technology Co. Ltd. Class A	435,800	589
	China Fangda Group Co. Ltd. Class B	2,870,401	588
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	385,000	588
	Hongli Zhihui Group Co. Ltd. Class A	777,000	587
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,198,600	587
	Yechiu Metal Recycling China Ltd. Class A	1,858,500	587
*	ADAMA Ltd. Class A	933,088	585
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	153,420	585
*	Sinodata Co. Ltd. Class A	362,900	583
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	776,230	581
*	Shenzhen World Union Group Inc. Class A	2,523,380	579
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	578
	Xiangyu Medical Co. Ltd. Class A	147,114	578
	Zhejiang NetSun Co. Ltd. Class A	344,300	577
*	Client Service International Inc. Class A	412,050	577
*	Great Chinasoft Technology Co. Ltd. Class A	1,001,000	577
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	576
*	China Fortune Land Development Co. Ltd. Class A	3,858,700	576
	Top Resource Energy Co. Ltd. Class A	762,200	576
	Bafang Electric Suzhou Co. Ltd. Class A	217,168	576
	Jiangsu Transimage Technology Co. Ltd. Class A	354,400	575
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	921,100	575
*	Merit Interactive Co. Ltd. Class A	423,300	572
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	704,200	572
	Bestore Co. Ltd. Class A	366,891	570
	Zhejiang Huamei Holding Co. Ltd. Class A	1,355,600	570
	Xiamen Jihong Technology Co. Ltd. Class A	387,300	567
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	566
*	Topsec Technologies Group Inc. Class A	854,400	566
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	158,611	566
*	Hainan Haiyao Co. Ltd. Class A	1,341,500	566
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	183,389	563
*	Foshan Yowant Technology Co. Ltd. Class A	892,200	562
	China West Construction Group Co. Ltd. Class A	788,377	561
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,021,300	561
	Hengbao Co. Ltd. Class A	766,500	561
*	Jishi Media Co. Ltd. Class A	3,645,900	555
	Guizhou Zhenhua E-chem Inc. Class A	452,140	551
	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	550
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	548
	North Electro-Optic Co. Ltd. Class A	444,700	548
	Jiangsu Yunyi Electric Co. Ltd. Class A	622,100	547
*	Zhongfu Information Inc. Class A	310,100	543
	Hangzhou Onechance Tech Corp. Class A	254,009	542
*	JinJian Cereals Industry Co. Ltd. Class A	652,700	542
*	MGI Tech Co. Ltd. Class A	87,790	542
	Shenzhen Tellus Holding Co. Ltd. Class A	275,900	541
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	612,900	541
	Center International Group Co. Ltd. Class A	502,088	541
	Xiamen Intretech Inc. Class A	319,260	540
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	66,735	539
	Double Medical Technology Inc. Class A	153,925	538
*	Wutong Holding Group Co. Ltd. Class A	1,150,300	536
	Era Co. Ltd. Class A	974,000	534
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	533
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	370,440	531
*	Guizhou Zhongyida Co. Ltd. Class A	950,900	531
	Jiangxi Wannianqing Cement Co. Ltd. Class A	824,190	527
	East China Engineering Science & Technology Co. Ltd. Class A	508,975	526
	Shanghai Tianchen Co. Ltd. Class A	760,800	525
*	Zhejiang Tiantie Industry Co. Ltd. Class A	914,970	524
*	Orient Group Inc. Class A	3,504,600	522
*	Piesat Information Technology Co. Ltd. Class A	238,662	521
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	781,300	518
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	317,360	517
	Macmic Science & Technology Co. Ltd. Class A	246,905	517
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	880,200	515
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,073,500	514
*	Ningbo Cixing Co. Ltd. Class A	661,800	514
*	Jiangsu Lopal Tech Co. Ltd. Class A	501,667	508

		Shares	Market Value ($000)
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	780,700	506
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	403,800	502
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,407,200	499
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	376,661	499
	Shenzhen Heungkong Holding Co. Ltd. Class A	2,640,600	497
*	Shanghai STEP Electric Corp. Class A	583,100	497
*	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	496
	Shenzhen Aisidi Co. Ltd. Class A	389,000	493
	Shunfa Hengneng Corp. Class A	1,492,300	493
	Shandong Dawn Polymer Co. Ltd. Class A	400,200	493
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,704,600	492
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,097,511	492
*	Duolun Technology Corp. Ltd. Class A	554,300	492
	Shandong Head Group Co. Ltd. Class A	312,967	490
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	489
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,505,600	487
*	Beijing Sinohytec Co. Ltd. Class A	163,755	481
	Shanghai Highly Group Co. Ltd. Class A	618,900	481
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	860,160	479
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	479
*	Fujian Snowman Co. Ltd. Class A	661,700	478
	Shanghai Titan Scientific Co. Ltd. Class A	204,498	478
*	Konka Group Co. Ltd. Class A	1,345,700	472
*	Youzu Interactive Co. Ltd. Class A	441,400	469
	Beijing Water Business Doctor Co. Ltd. Class A	813,300	469
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	469
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,330,100	468
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	315,056	468
*	Long Yuan Construction Group Co. Ltd. Class A	1,247,700	467
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	2,356,500	467
*	Huludao Zinc Industry Co. Class A	1,290,700	467
*	Jiangsu Zongyi Co. Ltd. Class A	1,398,100	466
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,440,300	463
	Guizhou Guihang Automotive Components Co. Ltd. Class A	318,100	463
	Tungkong Inc. Class A	467,600	461
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	172,030	461
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	286,000	458
*	DBAPP Security Ltd. Class A	112,074	458
*	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	354,733	457
	Shenzhen Sinovatio Technology Co. Ltd. Class A	198,300	456
	Rainbow Digital Commercial Co. Ltd. Class A	759,992	455
	Goldcard Smart Group Co. Ltd. Class A	303,400	455
	Bright Real Estate Group Co. Ltd. Class A	1,749,000	455
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,464,500	454
	Bestsun Energy Co. Ltd. Class A	944,984	453
*	Triumph New Energy Co. Ltd. Class A	361,900	453
	Beijing WKW Automotive Parts Co. Ltd. Class A	1,105,000	451
*	Rongan Property Co. Ltd. Class A	1,182,600	447
	Shandong New Beiyang Information Technology Co. Ltd. Class A	588,300	445
*	KBC Corp. Ltd. Class A	187,135	445
	Chongqing Port Co. Ltd. Class A	854,000	443
	Wuhan Keqian Biology Co. Ltd. Class A	231,984	441
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,512,200	437
	Black Peony Group Co. Ltd. Class A	854,300	437
	Huabao Flavours & Fragrances Co. Ltd. Class A	204,344	431
*	Shenzhen Deren Electronic Co. Ltd. Class A	454,700	429
	Chengdu XGimi Technology Co. Ltd. Class A	46,902	429
*	EGing Photovoltaic Technology Co. Ltd. Class A	1,244,100	427
*	Kunming Yunnei Power Co. Ltd. Class A	1,670,300	426
*	Baotailong New Materials Co. Ltd. Class A	1,913,100	426
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	137,060	424
	Guangdong Hybribio Biotech Co. Ltd. Class A	649,135	422
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	461,659	422
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	542,151	420
	Shenzhen Textile Holdings Co. Ltd. Class A	383,500	418
	Ligao Foods Co. Ltd. Class A	112,820	417
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	473,100	415
*	Shanghai Guijiu Co. Ltd. Class A	430,700	414
*	Transwarp Technology Shanghai Co. Ltd. Class A	89,734	414
*	Blue Sail Medical Co. Ltd. Class A	663,503	409

		Shares	Market Value ($000)
	Toly Bread Co. Ltd. Class A	527,612	405
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	249,100	402
	Monalisa Group Co. Ltd. Class A	338,185	395
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	445,800	393
	Solareast Holdings Co. Ltd. Class A	777,400	390
	Shenzhen Topraysolar Co. Ltd. Class A	969,900	389
	Beijing Sanyuan Foods Co. Ltd. Class A	728,300	388
	Beijing SDL Technology Co. Ltd. Class A	553,300	388
	Gansu Shangfeng Cement Co. Ltd. Class A	432,120	386
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,136,100	377
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,197,700	373
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	813,600	370
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	82,354	361
*	Delixi New Energy Technology Co. Ltd. Class A	189,980	360
*	Hiconics Eco-energy Technology Co. Ltd. Class A	558,300	351
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,242,500	349
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	4,027,807	341
	Shenzhen Comix Group Co. Ltd. Class A	510,300	340
*	Shandong Chenming Paper Holdings Ltd. Class A	659,200	325
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	626,900	318
	Jenkem Technology Co. Ltd. Class A	37,841	299
	Tianjin Teda Co. Ltd. Class A	659,000	295
*,1	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	5,811,900	290
*	Yijiahe Technology Co. Ltd. Class A	143,360	290
*	Royal Group Co. Ltd. Class A	751,400	289
*,1	Jiangsu Zhongnan Construction Group Co. Ltd.	3,591,330	278
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	548,600	276
*	Shanghai Hiuv New Materials Co. Ltd. Class A	66,246	275
	Zhuhai Port Co. Ltd. Class A	411,800	265
*	Tellhow Sci-Tech Co. Ltd. Class A	458,400	234
	Huaren Pharmaceutical Co. Ltd. Class A	534,800	231
	Guangdong Goworld Co. Ltd. Class A	195,400	219
	Shanghai Zhezhong Group Co. Ltd. Class A	215,600	219
	Ausnutria Dairy Corp. Ltd.	854,403	216
	Sichuan Meifeng Chemical IND Class A	238,300	215
*,1	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	208
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,442,100	204
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	260,800	203
*,1	Zhejiang Akcome New Energy Technology Co. Ltd.	3,917,400	201
	Sanchuan Wisdom Technology Co. Ltd. Class A	472,800	199
	Xiamen Port Development Co. Ltd. Class A	240,400	194
	Three Squirrels Inc. Class A	75,800	187
	Shanghai Haixin Group Co. Class A	274,500	184
	Daheng New Epoch Technology Inc. Class A	178,400	166
	Maoye Commercial Co. Ltd. Class A	474,600	160
*	Moody Technology Holdings Ltd.	27,829,730	158
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	664,500	148
	Contec Medical Systems Co. Ltd. Class A	72,500	132
*,3	Archosaur Games Inc.	767,321	120
[3]	China Everbright Greentech Ltd.	1,109,068	96
[3]	Orient Securities Co. Ltd. Class H	179,200	75
*,1	Blivex Energy Technology Co. Ltd.	3,837,700	58
*,1	Ningxia Zhongyin Cashmere Co. Ltd. Class A	2,148,600	54
*	Jin Medical International Ltd.	13,807	39
*	Road King Infrastructure Ltd.	229,137	31
*,1	ChangjiangRunfa Health Industry Co. Ltd. Class A	556,100	28
*	Yuzhou Group Holdings Co. Ltd.	2,877,852	26
*,3	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	20,000	9
*,3	Peijia Medical Ltd.	25,475	8
*,1	China Fishery Group Ltd.	9,033,000	—
*,1	Boshiwa International Holding Ltd.	2,777,000	—
*,1	China Zhongwang Holdings Ltd.	17,459,813	—
*,1	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	—
*,1	Yango Group Co. Ltd. Class A	3,984,593	—
			29,223,684
Colombia (0.0%)
	Ecopetrol SA	65,430,317	35,130
	Interconexion Electrica SA ESP	6,104,241	26,370
	Bancolombia SA ADR	725,670	24,179

		Shares	Market Value ($000)
	Cementos Argos SA	1,429,667	2,947
	Bancolombia SA	20,019	180
			88,806
Czech Republic (0.0%)
	CEZ A/S	2,215,694	85,318
	Komercni Banka A/S	1,048,797	36,234
[3]	Moneta Money Bank A/S	4,589,684	21,018
	Colt CZ Group SE	101,999	2,894
			145,464
Denmark (2.1%)
	Novo Nordisk A/S Class B	42,526,470	5,634,455
	DSV A/S	2,330,444	427,508
*	Vestas Wind Systems A/S	13,996,019	346,360
	Novonesis (Novozymes) B	4,796,068	305,305
	Danske Bank A/S	9,182,919	280,836
*	Genmab A/S	899,188	253,995
	Coloplast A/S Class B	1,728,240	224,672
	Pandora A/S	1,134,659	177,862
*,3	Orsted A/S	2,624,932	156,457
	Carlsberg A/S Class B	1,291,568	155,966
*	Zealand Pharma A/S	948,360	127,764
	AP Moller - Maersk A/S Class B	62,611	103,580
	Tryg A/S	4,568,292	100,019
	AP Moller - Maersk A/S Class A	42,970	69,802
*	NKT A/S	749,193	67,441
	Ringkjoebing Landbobank A/S	359,352	63,603
*	Royal Unibrew A/S	692,014	54,332
*	GN Store Nord A/S	2,029,007	53,317
	ROCKWOOL A/S Class B	117,954	52,137
	Jyske Bank A/S (Registered)	638,891	52,084
*	Ambu A/S Class B	2,536,033	51,498
*	Demant A/S	1,329,270	50,964
*	ALK-Abello A/S Class B	1,829,584	41,239
	FLSmidth & Co. A/S	783,664	39,977
	Sydbank A/S	732,163	39,473
	ISS A/S	2,125,406	38,849
	Topdanmark A/S	592,635	32,276
*	Bavarian Nordic A/S	869,206	23,428
	Alm Brand A/S	11,822,590	22,555
	H Lundbeck A/S	3,536,517	22,111
	Spar Nord Bank A/S	1,073,314	21,889
	TORM plc Class A	558,569	21,630
*,3	Netcompany Group A/S	454,221	19,332
	Schouw & Co. A/S	171,454	14,150
	D/S Norden A/S	299,984	12,977
	Dfds A/S	455,408	12,491
	Chemometec A/S	217,541	12,060
[3]	Scandinavian Tobacco Group A/S	765,600	11,216
*	NTG Nordic Transport Group A/S	223,865	9,495
*	Svitzer Group A/S	183,792	7,043
	H Lundbeck A/S Class A	766,645	4,124
			9,216,272
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	31,503,753	54,037
	Talaat Moustafa Group	14,029,074	16,245
	Eastern Co. SAE	18,133,547	8,346
*	EFG Holding S.A.E.	18,057,508	7,853
*	Fawry for Banking & Payment Technology Services SAE	36,494,146	5,177
	Telecom Egypt Co.	4,743,948	3,326
	Egypt Kuwait Holding Co. SAE	2,907,439	1,981
	ElSewedy Electric Co.	1,333,539	1,296
	Madinet Masr For Housing & Development	11,165,266	952
			99,213
Finland (0.6%)
	Nordea Bank Abp	46,252,045	541,229
	Nokia OYJ	72,505,154	284,938
	Sampo OYJ Class A	6,192,333	271,442
	UPM-Kymmene OYJ	7,397,412	244,677

		Shares	Market Value ($000)
	Kone OYJ Class B	4,536,231	231,641
	Wartsila OYJ Abp	6,742,334	139,329
	Neste OYJ	5,792,199	116,903
	Stora Enso OYJ	8,244,425	103,065
	Fortum OYJ	6,056,512	93,131
	Elisa OYJ	1,983,186	92,340
	Metso OYJ	8,914,432	90,576
	Konecranes OYJ	984,489	68,770
	Kesko OYJ Class B	3,760,764	68,027
	Orion OYJ Class B	1,475,406	67,773
[2]	Valmet OYJ	2,294,558	64,983
	Huhtamaki OYJ	1,286,156	52,114
	Kemira OYJ	1,579,442	35,709
	Cargotec OYJ Class B	605,576	30,868
	Mandatum OYJ	6,495,076	30,082
	TietoEVRY OYJ	1,459,008	29,586
*	QT Group OYJ	273,352	24,326
*	Kojamo OYJ	2,185,873	21,618
[2]	Outokumpu OYJ	5,068,442	18,274
*	Kalmar OYJ Class B	605,576	17,905
	Nokian Renkaat OYJ	1,734,323	15,824
	Metsa Board OYJ Class B	1,958,273	14,963
[3]	Terveystalo OYJ	1,041,054	11,613
	Revenio Group OYJ	305,515	9,499
	Tokmanni Group Corp.	662,699	8,113
	Sanoma OYJ	1,002,237	7,409
	YIT OYJ	2,521,280	6,330
	Citycon OYJ	1,250,237	5,506
	F-Secure OYJ	1,535,966	3,446
*,1	Ahlstrom-Munksjo OYJ	147,018	2,839
*	Finnair OYJ	1,096,226	2,791
			2,827,639
France (6.1%)
	LVMH Moet Hennessy Louis Vuitton SE	3,426,541	2,416,953
	TotalEnergies SE	27,941,780	1,885,130
	Schneider Electric SE	7,412,718	1,786,726
	Sanofi SA	15,301,461	1,577,466
	Air Liquide SA	7,888,256	1,439,280
	L'Oreal SA	3,210,962	1,388,573
	Airbus SE	8,166,253	1,235,772
	Safran SA	4,692,275	1,030,858
	Hermes International SCA	471,168	1,029,660
	EssilorLuxottica SA	4,243,800	971,150
	BNP Paribas SA	13,934,668	954,716
	AXA SA	24,958,238	876,280
	Vinci SA	6,894,468	786,783
	Danone SA	8,688,554	564,453
	Cie de Saint-Gobain SA	6,375,789	546,952
	Capgemini SE	2,229,513	442,611
	Cie Generale des Etablissements Michelin SCA	9,741,980	385,674
	Engie SA	24,374,529	383,172
	Legrand SA	3,512,505	379,515
	Pernod Ricard SA	2,810,204	376,026
	Dassault Systemes SE	9,313,880	353,078
	Publicis Groupe SA	3,163,319	330,239
	Kering SA	1,000,810	307,387
	STMicroelectronics NV	9,049,774	299,211
	Orange SA	26,596,583	295,150
	Veolia Environnement SA	8,703,505	273,409
	Societe Generale SA	10,156,644	263,433
	Thales SA	1,355,977	215,537
	Credit Agricole SA	13,952,280	211,732
	Edenred SE	3,469,628	144,471
	Bureau Veritas SA	4,244,751	132,815
	Renault SA	2,662,352	129,023
	Sodexo SA	1,216,141	115,177
	Teleperformance SE	835,159	107,515
	Unibail-Rodamco-Westfield	1,432,096	107,094
	Carrefour SA	7,168,759	106,938

		Shares	Market Value ($000)
	Eurofins Scientific SE	1,796,998	106,389
	Eiffage SA	1,060,409	105,534
	Vivendi SE	9,296,095	99,196
*	Alstom SA	4,817,626	94,390
	Accor SA	2,363,071	90,938
	Getlink SE	4,890,217	87,143
	Bouygues SA	2,512,758	86,756
	Rexel SA	3,273,876	83,179
	Klepierre SA	2,867,084	82,098
	Bollore SE	13,132,260	81,746
	Arkema SA	799,617	72,160
	SPIE SA	1,865,315	72,104
	Gecina SA	723,794	71,755
	Gaztransport Et Technigaz SA	481,208	70,904
	Sartorius Stedim Biotech	353,827	70,606
	Dassault Aviation SA	301,247	60,651
	BioMerieux	567,686	59,906
	Aeroports de Paris SA	447,066	58,738
[3]	Amundi SA	790,676	57,704
	Elis SA	2,431,823	56,237
	Nexans SA	418,548	54,096
	Eurazeo SE	681,726	53,635
	Ipsen SA	474,068	53,228
[3]	La Francaise des Jeux SAEM	1,357,973	52,688
	Technip Energies NV	1,906,259	48,565
	Alten SA	414,379	45,574
	SCOR SE	2,105,817	45,069
*	SOITEC	348,058	44,876
	Rubis SCA	1,305,825	40,898
[3]	Neoen SA	955,231	39,831
	Covivio SA	769,224	39,598
*,3	Worldline SA	3,426,463	38,880
	Sopra Steria Group	197,597	36,626
*	Vallourec SACA	2,258,167	36,512
	Wendel SE	373,833	35,818
	SEB SA	353,069	35,331
	Valeo SE	3,090,682	35,318
	IPSOS SA	520,220	32,107
*	Ubisoft Entertainment SA	1,445,868	29,703
*	Pluxee NV	1,226,472	28,748
[3]	Verallia SA	953,581	28,050
	SES SA Class A ADR	4,966,922	26,857
[2]	Remy Cointreau SA	312,288	24,641
	Virbac SACA	59,114	22,503
	Coface SA	1,460,131	22,106
	Forvia SE	1,814,950	21,258
*	JCDecaux SE	1,003,524	20,921
	Societe BIC SA	322,975	20,264
	Imerys SA	543,358	18,462
*	ID Logistics Group SACA	35,905	17,362
	Mercialys SA	1,298,206	16,450
[2]	VusionGroup	109,991	16,030
*,2	Air France-KLM	1,639,713	14,580
	Interparfums SA	277,446	14,099
	Carmila SA	772,554	13,954
	Argan SA	164,461	13,441
	Trigano SA	111,423	13,065
	Television Francaise 1 SA	1,440,985	12,680
[3]	Ayvens SA	1,895,766	12,550
	Metropole Television SA	867,727	11,326
	Eramet SA	132,329	11,240
*,2	Eutelsat Communications SACA	2,144,709	11,084
	ICADE	457,701	10,173
	Altarea SCA	86,307	9,316
	Quadient SA	446,610	8,859
	Mersen SA	239,805	8,312
	Opmobility	773,979	8,114
*	Exclusive Networks SA	304,651	7,667
	Vicat SACA	212,820	7,401
	Lagardere SA	287,440	6,992

		Shares	Market Value ($000)
*	Nexity SA	589,899	6,649
	Derichebourg SA	1,257,227	6,474
	Peugeot Invest SA	70,813	6,412
*,2	Voltalia SA (Registered)	515,116	5,726
	Vetoquinol SA	52,252	5,698
*,3	Elior Group SA	1,549,275	5,377
*	Viridien	98,599	5,116
	Antin Infrastructure Partners SA	366,736	4,964
*,2	Valneva SE	1,362,635	4,856
*,2,3	X-Fab Silicon Foundries SE	756,219	4,838
	Etablissements Maurel et Prom SA	785,240	4,795
	Fnac Darty SA	161,539	4,795
[2]	Beneteau SACA	469,112	4,573
	Forvia SE (MTAA)	380,259	4,455
	LISI SA	146,570	4,035
	Manitou BF SA	172,193	3,983
	GL Events SACA	178,164	3,653
[2]	Equasens	66,506	3,463
*,2	OVH Groupe SAS	378,094	2,439
	Jacquet Metals SACA	132,825	2,189
*,2	Euroapi SA	535,671	2,162
	Boiron SA	49,999	1,756
	LISI SA (XPAR)	62,816	1,729
*	Emeis SA	150,075	1,683
	Esso SA Francaise	8,585	1,351
*,2,3	Aramis Group SAS	226,870	1,153
	Bonduelle SCA	154,408	1,071
*,2	Believe SA	67,455	1,006
*	Casino Guichard Perrachon SA	111,029	420
			26,801,772
Germany (4.7%)
	SAP SE	15,262,695	3,226,844
	Siemens AG (Registered)	10,334,947	1,892,299
	Allianz SE (Registered)	5,428,689	1,529,074
	Deutsche Telekom AG (Registered)	46,504,192	1,216,433
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,835,211	903,887
	Mercedes-Benz Group AG	11,641,024	769,524
	Infineon Technologies AG	18,070,737	627,744
	Deutsche Post AG	13,678,963	610,158
	BASF SE	12,377,387	576,256
	adidas AG	2,296,568	575,514
	Deutsche Boerse AG	2,575,102	527,300
	E.ON SE	30,844,346	432,534
	Deutsche Bank AG (Registered)	27,190,842	423,239
	Bayer AG (Registered)	13,676,197	406,876
	Bayerische Motoren Werke AG	4,102,678	380,520
	RWE AG	9,900,021	369,478
	Rheinmetall AG	604,293	329,132
	Merck KGaA	1,798,399	321,324
	Vonovia SE	9,691,785	297,152
	Daimler Truck Holding AG	7,279,081	281,038
	Commerzbank AG	14,310,766	233,301
	Symrise AG Class A	1,810,010	228,118
*	Siemens Energy AG	7,496,229	217,680
	MTU Aero Engines AG	748,698	212,004
[3]	Siemens Healthineers AG	3,873,535	207,618
	Hannover Rueck SE	833,943	207,060
*	Fresenius SE & Co. KGaA	5,720,224	204,960
	Beiersdorf AG	1,368,374	198,616
	Heidelberg Materials AG	1,894,833	197,402
*,3	Covestro AG	2,626,387	154,612
*	QIAGEN NV	3,077,833	136,945
	Brenntag SE	1,808,520	128,651
	Fresenius Medical Care AG	2,832,095	109,284
	Henkel AG & Co. KGaA	1,392,833	107,921
	GEA Group AG	2,375,088	104,873
	Continental AG	1,505,524	92,294
	LEG Immobilien SE	1,032,808	90,093
[3]	Scout24 SE	1,024,917	81,027

		Shares	Market Value ($000)
*,3	Zalando SE	3,057,251	78,340
	Knorr-Bremse AG	921,196	74,079
	Nemetschek SE	754,320	72,050
	CTS Eventim AG & Co. KGaA	817,175	71,980
	Puma SE	1,390,358	68,994
	Evonik Industries AG	3,171,147	64,221
	Talanx AG	833,888	63,352
*,3	Delivery Hero SE Class A	2,776,041	61,762
	Rational AG	66,080	57,845
[2]	Deutsche Lufthansa AG (Registered)	8,345,263	52,298
	Bechtle AG	1,135,641	50,188
	Gerresheimer AG	481,072	49,737
	Volkswagen AG	407,315	48,059
	Freenet AG	1,655,643	45,815
*,2	TUI AG	6,220,872	40,117
	KION Group AG	1,000,892	39,585
	HOCHTIEF AG	294,115	34,968
	Carl Zeiss Meditec AG	510,279	34,911
[2]	AIXTRON SE	1,481,421	34,591
	Aurubis AG	419,712	32,731
[2]	K+S AG (Registered)	2,485,763	32,023
*	TAG Immobilien AG	2,095,333	31,568
[2]	HUGO BOSS AG	792,184	31,482
	LANXESS AG	1,201,863	31,377
	Stroeer SE & Co. KGaA	438,505	29,648
	Hensoldt AG	800,574	29,622
*,2	Nordex SE	1,945,364	29,494
	Krones AG	203,989	27,599
*,3	TeamViewer SE	1,954,553	26,361
	thyssenkrupp AG	6,865,090	26,286
*	Fraport AG Frankfurt Airport Services Worldwide	496,282	25,203
	United Internet AG (Registered)	1,135,319	25,180
	Siltronic AG	290,759	23,713
*	Encavis AG	1,249,933	23,427
[2]	Traton SE	714,048	22,528
*	Evotec SE	2,220,933	20,927
	Wacker Chemie AG	207,996	20,789
*,2	Aroundtown SA	9,545,756	20,365
	Jenoptik AG	709,538	20,230
	Bilfinger SE	360,315	20,201
*	Hypoport SE	59,544	17,697
[3]	Befesa SA	553,597	17,187
[3]	DWS Group GmbH & Co. KGaA	445,613	16,852
	Schott Pharma AG & Co. KGaA	481,380	16,590
*,3	Redcare Pharmacy NV	110,632	16,562
	CANCOM SE	466,054	16,534
	flatexDEGIRO AG	1,166,403	16,472
	Stabilus SE	333,994	16,344
	RTL Group SA	517,541	16,299
[2]	ProSiebenSat.1 Media SE	2,362,055	16,205
*	Grand City Properties SA	1,358,553	16,015
	Atoss Software SE	106,134	15,646
	Duerr AG	686,621	15,102
	Fielmann Group AG	324,441	14,689
	Sixt SE	203,281	14,184
*,2	HelloFresh SE	2,219,842	13,867
	Deutsche Wohnen SE	689,235	13,688
	FUCHS SE	344,284	11,942
[2]	Kontron AG	562,913	11,927
	GRENKE AG	357,358	11,035
	Suedzucker AG	835,622	11,008
*,2,3	Auto1 Group SE	1,285,897	10,827
	1&1 AG	632,840	10,187
	Deutz AG	1,759,405	10,134
*,2	Nagarro SE	114,238	9,934
	Hornbach Holding AG & Co. KGaA	119,003	9,754
*,2,3	Deutsche Pfandbriefbank AG	1,714,136	9,674
[2]	PNE AG	607,457	9,658
	Salzgitter AG	538,090	9,648
	KWS Saat SE & Co. KGaA	138,211	9,592

		Shares	Market Value ($000)
[2]	Elmos Semiconductor SE	114,667	9,373
	Eckert & Ziegler SE	198,256	9,279
	Dermapharm Holding SE	226,622	8,681
	Norma Group SE	424,974	7,896
*	Ionos SE	296,893	7,843
	METRO AG	1,719,695	7,831
*	CECONOMY AG	2,479,318	7,478
	Sartorius AG	31,325	6,993
	Vossloh AG	128,260	6,818
	Energiekontor AG	94,595	6,654
	Indus Holding AG	261,712	6,340
[2]	Deutsche EuroShop AG	241,401	6,321
[2]	Hamburger Hafen und Logistik AG	370,753	6,219
	CompuGroup Medical SE & Co. KGaA	343,827	5,963
	GFT Technologies SE	228,448	5,866
*	Encavis AG (XETR)	313,077	5,758
	Wuestenrot & Wuerttembergische AG	424,769	5,736
	Takkt AG	465,737	5,397
[2]	Deutsche Beteiligungs AG	197,619	5,278
[2]	Verbio SE	279,308	5,251
[2]	Adtran Networks SE	248,527	5,172
	Wacker Neuson SE	325,470	5,066
[2]	Adesso SE	50,269	4,970
*,2	SGL Carbon SE	682,311	4,583
	Kloeckner & Co. SE	825,372	4,554
	PATRIZIA SE	568,188	4,476
	STRATEC SE	99,123	4,354
*,2	Thyssenkrupp Nucera AG & Co. KGaA	419,319	3,958
*,2	MorphoSys AG	53,442	3,924
	Vitesco Technologies Group AG	63,182	3,832
[2]	SMA Solar Technology AG	124,352	3,344
	Secunet Security Networks AG	21,592	2,856
*,2	BayWa AG	195,986	2,752
	New Work SE	36,259	2,589
*	About You Holding SE	650,468	2,458
*	RENK Group AG	79,811	2,256
	Draegerwerk AG & Co. KGaA	44,375	2,205
[2]	ElringKlinger AG	354,429	1,854
*	Basler AG	166,875	1,777
	Pfeiffer Vacuum Technology AG	9,380	1,600
[2]	Hamburger Hafen und Logistik AG (XETR)	19,513	353
			20,813,592
Greece (0.2%)
	National Bank of Greece SA	10,327,538	90,658
	Eurobank Ergasias Services & Holdings SA	34,887,519	79,937
	Metlen Energy & Metals SA	1,518,398	60,006
	Piraeus Financial Holdings SA	14,107,249	59,603
	Alpha Services & Holdings SA	29,691,017	54,783
	OPAP SA	2,602,481	45,385
	JUMBO SA	1,537,139	41,193
	Public Power Corp. SA	2,835,215	36,119
	Hellenic Telecommunications Organization SA	1,679,168	27,588
	Motor Oil Hellas Corinth Refineries SA	782,905	19,956
	Titan Cement International SA	530,415	18,880
	Terna Energy SA	742,958	15,470
	GEK Terna SA	774,504	15,006
	Optima bank SA	893,667	11,828
	HELLENiQ ENERGY Holdings SA	1,317,868	10,556
	Hellenic Telecommunications Organization SA ADR	1,283,191	10,420
*	LAMDA Development SA	1,094,232	9,014
	Aegean Airlines SA	520,161	6,476
	Athens International Airport SA	671,186	5,787
	Sarantis SA	410,194	4,874
	Cenergy Holdings SA	457,051	4,782
	Fourlis Holdings SA	1,010,201	4,299
*	Epsilon Net SA	321,960	4,181
	Viohalco SA	631,789	4,024
	Athens Water Supply & Sewage Co. SA	610,842	3,840
	Autohellas Tourist & Trading SA	298,644	3,833

		Shares	Market Value ($000)
	Holding Co. ADMIE IPTO SA	1,552,263	3,790
	Hellenic Exchanges - Athens Stock Exchange SA	729,362	3,788
*	Intrakat Technical & Energy Projects SA	670,525	3,618
	Piraeus Port Authority SA	106,516	2,995
	Ellaktor SA	1,211,302	2,567
	Quest Holdings SA	405,424	2,360
	Intracom Holdings SA (Registered)	654,305	2,358
*	Ideal Holdings SA	351,242	2,238
*	Intralot SA-Integrated Information Systems & Gaming Services	745,788	996
*,1	FF Group	554,339	—
			673,208
Hong Kong (1.2%)
	AIA Group Ltd.	156,309,094	1,045,530
	Hong Kong Exchanges & Clearing Ltd.	17,651,383	520,664
	Techtronic Industries Co. Ltd.	18,237,441	233,561
	CLP Holdings Ltd.	22,854,811	196,154
	CK Hutchison Holdings Ltd.	37,108,260	193,858
	Sun Hung Kai Properties Ltd.	19,806,609	171,496
	Link REIT	35,444,172	149,540
	BOC Hong Kong Holdings Ltd.	50,043,900	145,594
	Lenovo Group Ltd.	106,934,297	138,502
	Galaxy Entertainment Group Ltd.	30,066,625	126,398
	Hong Kong & China Gas Co. Ltd.	151,289,177	123,281
	Hang Seng Bank Ltd.	10,063,251	123,233
	Power Assets Holdings Ltd.	19,099,421	121,730
	CK Asset Holdings Ltd.	26,652,667	101,842
	Jardine Matheson Holdings Ltd.	2,728,140	96,110
[3]	WH Group Ltd.	108,655,079	70,631
	MTR Corp. Ltd.	20,100,414	65,027
*	Sands China Ltd.	33,443,871	62,695
	Swire Pacific Ltd. Class A	6,514,032	56,195
[3]	ESR Group Ltd.	36,642,451	55,397
[3]	Samsonite International SA	19,020,361	54,850
	CK Infrastructure Holdings Ltd.	8,209,676	54,756
	Wharf Real Estate Investment Co. Ltd.	21,528,906	52,927
	PRADA SpA	7,131,978	51,417
	Henderson Land Development Co. Ltd.	18,065,942	50,744
	Sino Land Co. Ltd.	48,984,963	50,668
	Hongkong Land Holdings Ltd.	15,276,904	49,339
	ASMPT Ltd.	4,311,482	45,079
	SITC International Holdings Co. Ltd.	17,726,448	39,562
	Wharf Holdings Ltd.	13,304,707	36,479
	Want Want China Holdings Ltd.	59,502,511	35,727
	AAC Technologies Holdings Inc.	9,413,292	34,457
	Xinyi Glass Holdings Ltd.	29,333,865	30,987
	PCCW Ltd.	58,003,742	30,074
[3]	Budweiser Brewing Co. APAC Ltd.	23,633,256	28,697
	Orient Overseas International Ltd.	1,815,669	25,570
[3]	BOC Aviation Ltd.	2,895,636	25,408
	Bank of East Asia Ltd.	19,153,359	24,158
	L'Occitane International SA	5,554,227	24,045
	Swire Properties Ltd.	14,675,750	23,178
	Chow Tai Fook Jewellery Group Ltd.	24,401,314	22,161
	Pacific Basin Shipping Ltd.	65,861,523	19,775
	Hang Lung Properties Ltd.	25,339,667	18,581
[2]	New World Development Co. Ltd.	19,713,422	18,378
	Yue Yuen Industrial Holdings Ltd.	9,773,408	15,954
	United Laboratories International Holdings Ltd.	13,379,797	15,370
[2]	Wynn Macau Ltd.	20,516,119	15,155
	MGM China Holdings Ltd.	10,269,806	14,984
*,2	MMG Ltd.	47,978,137	14,892
	VTech Holdings Ltd.	2,232,222	14,686
[2]	Cathay Pacific Airways Ltd.	14,008,987	14,636
	First Pacific Co. Ltd.	32,055,977	14,268
	Kerry Properties Ltd.	8,300,913	14,142
	Stella International Holdings Ltd.	8,260,303	13,768
	Hang Lung Group Ltd.	12,127,649	13,290
	Man Wah Holdings Ltd.	20,398,393	12,031
	NWS Holdings Ltd.	13,238,126	11,856

		Shares	Market Value ($000)
	Hysan Development Co. Ltd.	8,423,995	11,537
	Shangri-La Asia Ltd.	15,062,647	10,560
*,2	SJM Holdings Ltd.	32,319,253	10,417
*,2	CGN Mining Co. Ltd.	34,055,000	9,553
	Luk Fook Holdings International Ltd.	4,752,475	9,347
	Fortune REIT	19,429,671	9,303
*	NagaCorp Ltd.	18,885,328	9,101
*	Cowell e Holdings Inc.	3,193,833	8,760
	Vitasoy International Holdings Ltd.	11,262,026	8,080
*,2	Mongolian Mining Corp.	7,047,000	7,521
	DFI Retail Group Holdings Ltd.	4,175,190	7,302
	Johnson Electric Holdings Ltd.	5,078,648	7,022
	Dah Sing Financial Holdings Ltd.	2,446,066	6,399
	Swire Pacific Ltd. Class B	4,901,444	6,353
*	Melco International Development Ltd.	10,705,822	6,284
	CITIC Telecom International Holdings Ltd.	20,523,157	5,469
*,3	FIT Hon Teng Ltd.	15,241,576	5,267
	Champion REIT	25,259,197	5,131
	Nexteer Automotive Group Ltd.	11,381,741	4,939
	China Travel International Investment Hong Kong Ltd.	34,433,626	4,851
	Jinchuan Group International Resources Co. Ltd.	67,689,080	4,757
	VSTECS Holdings Ltd.	8,490,627	4,670
	Dah Sing Banking Group Ltd.	5,770,647	4,570
*,2	United Energy Group Ltd.	104,277,817	4,472
	Cafe de Coral Holdings Ltd.	4,243,439	4,371
[2]	Value Partners Group Ltd.	20,679,030	4,106
*,2	Vobile Group Ltd.	24,028,636	4,026
[2]	Huabao International Holdings Ltd.	13,335,468	3,984
[2]	Theme International Holdings Ltd.	68,220,416	3,934
*,2,3	Everest Medicines Ltd.	1,501,612	3,755
	K Wah International Holdings Ltd.	16,728,282	3,744
*,2	Super Hi International Holding Ltd.	2,343,331	3,724
*	IGG Inc.	10,079,256	3,649
[2]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,294,282	3,626
	HKBN Ltd.	11,068,577	3,506
[3]	JS Global Lifestyle Co. Ltd.	17,078,751	3,414
*,2	Realord Group Holdings Ltd.	4,978,715	3,409
	Kerry Logistics Network Ltd.	3,514,896	3,075
	Giordano International Ltd.	15,112,259	3,056
	Guotai Junan International Holdings Ltd.	34,450,952	2,948
	Sunlight REIT	13,150,138	2,859
	Prosperity REIT	16,473,006	2,805
	SUNeVision Holdings Ltd.	7,777,064	2,734
	Truly International Holdings Ltd.	20,085,268	2,676
	Chow Sang Sang Holdings International Ltd.	3,011,782	2,558
	SmarTone Telecommunications Holdings Ltd.	4,529,637	2,173
[2]	Far East Consortium International Ltd.	14,426,103	2,068
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,062
*	Texhong International Group Ltd.	3,981,066	2,036
	Asia Cement China Holdings Corp.	5,377,727	1,986
[2]	LK Technology Holdings Ltd.	5,015,105	1,849
*,2	C-Mer Medical Holdings Ltd.	5,414,736	1,814
	Singamas Container Holdings Ltd.	18,140,193	1,745
*	Shun Tak Holdings Ltd.	17,080,391	1,686
*	Hong Kong Technology Venture Co. Ltd.	7,040,377	1,605
*,2	Powerlong Real Estate Holdings Ltd.	20,164,942	1,549
*,3	IMAX China Holding Inc.	1,338,618	1,438
*,2	Television Broadcasts Ltd.	3,550,406	1,435
	CITIC Resources Holdings Ltd.	28,730,497	1,432
*	Sa Sa International Holdings Ltd.	12,964,275	1,210
*,2,3	Jacobio Pharmaceuticals Group Co. Ltd.	5,537,100	1,196
*,3	Fosun Tourism Group	2,372,600	1,147
*	Kingkey Financial International Holdings Ltd.	87,336,646	937
*	OCI International Holdings Ltd.	9,360,968	927
*,3	Frontage Holdings Corp.	8,010,225	770
[2]	EC Healthcare	4,722,000	634
*,2,3	Sirnaomics Ltd.	929,448	545
*,1	Apollo Future Mobility Group Ltd.	2,715,861	229
*	Renze Harvest International Ltd.	5,115,473	71
*	Esprit Holdings Ltd.	54,219	1

		Shares	Market Value ($000)
*,1	Convoy Global Holdings Ltd.	147,589,460	—
			5,105,656
Hungary (0.1%)
	OTP Bank Nyrt.	3,187,022	163,372
	Richter Gedeon Nyrt.	2,043,134	58,254
	MOL Hungarian Oil & Gas plc	6,318,049	49,237
	Magyar Telekom Telecommunications plc	4,817,014	14,427
			285,290
Iceland (0.0%)
	Marel HF	7,954,678	28,969
[3]	Arion Banki HF	19,646,140	18,862
*	Alvotech SA	1,139,848	13,738
	Islandsbanki HF	15,350,156	11,422
	Hagar hf	14,385,456	8,785
*	Kvika banki hf	64,199,255	7,100
	Reitir fasteignafelag hf	10,307,669	6,399
	Festi hf	3,946,051	5,820
	Hampidjan HF	4,778,808	4,110
	Eimskipafelag Islands hf	1,472,607	3,744
	Sjova-Almennar Tryggingar hf	12,798,273	3,425
	Vatryggingafelag Islands Hf	24,340,066	2,662
	Siminn HF	35,328,092	2,400
*	Olgerdin Egill Skallagrims HF	16,884,668	2,148
*	Icelandair Group HF	295,815,168	1,848
			121,432
India (6.5%)
	Reliance Industries Ltd.	46,233,495	1,666,830
	HDFC Bank Ltd.	78,338,923	1,513,842
	Infosys Ltd.	48,827,302	1,082,736
	Tata Consultancy Services Ltd.	14,381,342	755,174
	Bharti Airtel Ltd. (XNSE)	37,589,376	671,494
	ICICI Bank Ltd.	44,029,701	641,798
	Mahindra & Mahindra Ltd.	13,518,628	470,590
	Axis Bank Ltd.	31,819,769	444,500
	Larsen & Toubro Ltd.	9,382,501	428,474
	Hindustan Unilever Ltd.	12,342,584	399,313
	Tata Motors Ltd.	25,650,069	355,242
	NTPC Ltd.	65,862,443	327,977
	Sun Pharmaceutical Industries Ltd.	15,137,612	311,350
	Maruti Suzuki India Ltd.	1,918,410	301,005
	HCL Technologies Ltd.	14,721,434	289,673
	Bajaj Finance Ltd.	3,486,326	284,090
*	Zomato Ltd.	95,575,116	262,832
	ITC Ltd.	41,737,242	247,446
	Power Grid Corp. of India Ltd.	58,363,101	243,093
	Titan Co. Ltd.	5,685,802	235,457
	Asian Paints Ltd.	6,323,013	233,369
	Tata Steel Ltd.	117,393,530	232,426
	UltraTech Cement Ltd.	1,591,544	226,290
	Oil & Natural Gas Corp. Ltd.	53,987,389	215,679
	State Bank of India	19,452,645	203,372
	Coal India Ltd.	31,548,223	197,331
	Adani Ports & Special Economic Zone Ltd.	10,251,433	192,783
	Bharat Electronics Ltd.	49,701,324	188,064
	Grasim Industries Ltd.	5,357,263	177,936
	Trent Ltd.	2,521,293	176,209
*	Jio Financial Services Ltd.	43,953,134	173,078
	Adani Enterprises Ltd.	4,348,089	165,013
	Tech Mahindra Ltd.	8,475,651	157,878
	JSW Steel Ltd.	14,028,290	155,918
	Hindustan Aeronautics Ltd.	2,638,719	155,506
	Hindalco Industries Ltd.	19,222,359	154,193
	Kotak Mahindra Bank Ltd.	6,919,288	149,899
	Nestle India Ltd.	4,993,837	146,749
*	Adani Power Ltd.	16,066,806	141,369
*	Cipla Ltd.	7,453,623	137,728
	Shriram Finance Ltd.	3,908,558	137,127
*	Suzlon Energy Ltd.	164,178,333	136,528

		Shares	Market Value ($000)
	Power Finance Corp. Ltd.	20,219,849	134,970
	REC Ltd.	17,366,308	134,149
*	Adani Green Energy Ltd.	5,854,858	129,529
	Indian Oil Corp. Ltd.	57,014,776	124,244
[3]	SBI Life Insurance Co. Ltd.	5,860,002	122,981
	Tata Consumer Products Ltd.	8,633,960	122,851
*,3	Avenue Supermarts Ltd.	2,080,784	122,771
	Varun Beverages Ltd.	6,488,597	122,418
*,3	InterGlobe Aviation Ltd.	2,285,048	122,195
	Dr Reddy's Laboratories Ltd.	1,483,088	119,759
	Hero MotoCorp Ltd.	1,819,879	119,562
	Vedanta Ltd.	21,991,426	118,632
[3]	HDFC Life Insurance Co. Ltd.	13,725,452	117,514
	Bharat Petroleum Corp. Ltd.	27,903,701	117,041
	Eicher Motors Ltd.	1,937,037	115,029
*	Britannia Industries Ltd.	1,659,335	114,739
	Tata Power Co. Ltd.	20,352,737	110,526
	Apollo Hospitals Enterprise Ltd.	1,377,530	109,066
	Bajaj Auto Ltd.	932,557	107,743
	Siemens Ltd.	1,239,761	105,860
	GAIL India Ltd.	36,684,349	105,807
	Bajaj Finserv Ltd.	5,330,029	105,379
	Divi's Laboratories Ltd.	1,770,596	104,229
	Max Healthcare Institute Ltd.	9,082,366	100,297
	TVS Motor Co. Ltd.	3,283,543	99,446
	Cholamandalam Investment & Finance Co. Ltd.	5,718,968	96,900
*	Indus Towers Ltd.	18,367,576	95,214
	DLF Ltd.	8,633,126	91,912
	Info Edge India Ltd.	1,067,087	89,735
*	Yes Bank Ltd.	281,806,193	89,493
	Indian Hotels Co. Ltd. Class A	11,523,986	88,558
	Samvardhana Motherson International Ltd.	37,357,682	87,937
	Godrej Consumer Products Ltd.	5,064,511	87,336
[3]	LTIMindtree Ltd.	1,280,323	86,744
	Cummins India Ltd.	1,877,060	86,546
	Wipro Ltd.	13,779,513	85,990
	Ambuja Cements Ltd.	10,142,217	82,500
	Persistent Systems Ltd.	1,410,044	81,589
[3]	ICICI Lombard General Insurance Co. Ltd.	3,362,325	80,795
	Pidilite Industries Ltd.	2,114,613	80,524
	CG Power & Industrial Solutions Ltd.	8,895,468	78,395
	Lupin Ltd.	3,348,836	76,633
*	PB Fintech Ltd.	4,345,642	75,600
	Colgate-Palmolive India Ltd.	1,845,645	75,321
	Havells India Ltd.	3,344,648	73,972
	Bharat Forge Ltd.	3,540,138	73,471
	Dixon Technologies India Ltd.	496,152	71,962
	ABB India Ltd.	738,579	69,800
[3]	HDFC Asset Management Co. Ltd.	1,401,049	68,946
	United Spirits Ltd.	4,008,220	67,801
	Bharat Heavy Electricals Ltd.	17,821,712	67,421
*	Adani Energy Solutions Ltd.	4,924,176	67,099
	Torrent Power Ltd.	3,003,975	67,075
	Coforge Ltd.	884,860	66,881
	JSW Energy Ltd.	7,394,157	64,487
	Jindal Steel & Power Ltd.	5,395,337	63,891
	MRF Ltd.	37,511	63,787
	Aurobindo Pharma Ltd.	3,676,907	63,097
	SRF Ltd.	1,989,012	62,960
	Shree Cement Ltd.	189,345	62,826
	Dabur India Ltd.	8,036,359	61,099
	Ashok Leyland Ltd.	19,638,752	60,441
	Federal Bank Ltd.	25,047,499	60,365
	Tube Investments of India Ltd.	1,208,680	59,840
	Hindustan Petroleum Corp. Ltd.	12,658,071	59,507
	PI Industries Ltd.	1,120,688	59,392
	Marico Ltd.	7,276,154	58,671
	Voltas Ltd.	3,182,647	58,576
	State Bank of India GDR	557,349	57,907
[3]	Indian Railway Finance Corp. Ltd.	24,824,500	57,655

		Shares	Market Value ($000)
	Supreme Industries Ltd.	889,993	57,035
	Rail Vikas Nigam Ltd.	7,870,089	56,828
*	Vodafone Idea Ltd.	291,897,326	56,804
[3]	Macrotech Developers Ltd.	3,625,300	56,771
	Phoenix Mills Ltd.	1,307,270	56,258
*	Godrej Properties Ltd.	1,450,177	55,904
	Polycab India Ltd.	666,277	54,740
	Mphasis Ltd.	1,531,234	53,077
	Embassy Office Parks REIT	12,114,968	52,475
	Zydus Lifesciences Ltd.	3,506,178	52,294
	Oil India Ltd.	7,558,836	52,212
	NHPC Ltd.	41,451,424	52,182
	Torrent Pharmaceuticals Ltd.	1,350,754	51,265
	Tata Motors Ltd. Class A	5,351,059	50,856
	KPIT Technologies Ltd.	2,299,344	50,752
	Bosch Ltd.	120,628	50,450
	UPL Ltd.	7,342,555	50,269
	Indian Railway Catering & Tourism Corp. Ltd.	4,175,899	49,384
	APL Apollo Tubes Ltd.	2,726,992	48,481
	Sundaram Finance Ltd.	934,586	48,358
	Crompton Greaves Consumer Electricals Ltd.	8,883,250	47,958
	Container Corp. of India Ltd.	3,834,923	47,800
[3]	ICICI Prudential Life Insurance Co. Ltd.	5,331,809	46,975
	NMDC Ltd.	15,978,114	46,263
	Petronet LNG Ltd.	10,384,162	45,793
	Alkem Laboratories Ltd.	721,176	45,761
	Punjab National Bank	30,724,952	45,648
	Balkrishna Industries Ltd.	1,118,584	44,479
*	Max Financial Services Ltd.	3,329,021	44,276
	Bank of Baroda	14,451,444	43,869
*	IDFC First Bank Ltd.	48,161,411	43,825
	Solar Industries India Ltd.	338,190	43,728
*	FSN E-Commerce Ventures Ltd.	18,923,154	43,727
	Astral Ltd.	1,656,256	43,359
	Page Industries Ltd.	85,017	43,115
	Bajaj Holdings & Investment Ltd.	370,888	42,677
	Oracle Financial Services Software Ltd.	319,864	42,311
	Adani Total Gas Ltd.	3,870,353	41,498
*	GMR Airports Infrastructure Ltd.	33,820,523	41,216
	KEI Industries Ltd.	785,407	40,745
	Fortis Healthcare Ltd.	6,756,445	40,541
[3]	Sona Blw Precision Forgings Ltd.	4,925,014	40,010
	Tata Elxsi Ltd.	476,973	39,870
	Exide Industries Ltd.	6,359,413	39,820
	Jindal Stainless Ltd.	4,445,348	39,415
[3]	AU Small Finance Bank Ltd.	5,062,143	39,129
	LIC Housing Finance Ltd.	4,194,787	38,568
	Prestige Estates Projects Ltd.	1,767,305	38,451
	Kalyan Jewellers India Ltd.	5,489,338	38,073
	Tata Communications Ltd.	1,590,473	37,883
	Steel Authority of India Ltd.	20,139,576	36,960
[2]	Wipro Ltd. ADR	5,973,645	36,798
	Amara Raja Energy & Mobility Ltd.	1,878,681	36,591
	Glenmark Pharmaceuticals Ltd.	2,078,933	36,512
	Oberoi Realty Ltd.	1,626,028	36,234
*	Delhivery Ltd.	7,453,200	36,057
	Blue Star Ltd.	1,745,710	36,041
	Jubilant Foodworks Ltd.	5,005,364	35,877
	Deepak Nitrite Ltd.	964,222	35,714
	ACC Ltd.	1,149,241	35,642
	360 ONE WAM Ltd.	2,618,136	35,490
	SBI Cards & Payment Services Ltd.	4,021,107	34,960
	Computer Age Management Services Ltd.	641,862	34,851
	Canara Bank	25,327,586	34,802
	Coromandel International Ltd.	1,743,707	34,658
	Union Bank of India Ltd.	21,250,156	34,349
	Apollo Tyres Ltd.	5,059,409	33,676
	Muthoot Finance Ltd.	1,488,639	32,729
	Indraprastha Gas Ltd.	4,920,965	32,269
*	Mankind Pharma Ltd.	1,311,400	31,827

		Shares	Market Value ($000)
	Carborundum Universal Ltd.	1,533,289	31,554
[3]	Cochin Shipyard Ltd.	994,160	31,207
	JK Cement Ltd.	583,256	30,830
	AIA Engineering Ltd.	545,875	30,157
	Tata Chemicals Ltd.	2,235,573	29,946
[3]	Laurus Labs Ltd.	5,364,570	29,770
	Mahindra & Mahindra Financial Services Ltd.	8,191,030	29,732
	Ipca Laboratories Ltd.	1,895,218	29,644
*	Indian Renewable Energy Development Agency Ltd.	9,389,066	29,639
	UNO Minda Ltd.	2,340,840	29,166
*	One 97 Communications Ltd.	4,898,782	29,009
	Linde India Ltd.	296,078	28,917
	National Aluminium Co. Ltd.	12,355,889	28,753
	Schaeffler India Ltd.	561,773	28,675
[3]	Bandhan Bank Ltd.	10,952,957	28,601
	BSE Ltd.	922,559	28,300
	Emami Ltd.	2,854,986	27,893
	Biocon Ltd.	6,328,058	27,440
	Thermax Ltd.	449,381	27,279
	Indian Bank	3,740,396	27,276
	Patanjali Foods Ltd.	1,314,637	27,117
	Berger Paints India Ltd.	4,054,083	26,903
	Mazagon Dock Shipbuilders Ltd.	428,371	26,878
	Brigade Enterprises Ltd.	1,732,325	26,105
	Apar Industries Ltd.	235,520	25,992
	Housing & Urban Development Corp. Ltd.	6,926,699	25,943
	L&T Finance Ltd.	11,810,231	25,439
	Dalmia Bharat Ltd.	1,145,226	25,365
	NCC Ltd.	5,859,322	25,166
	Hindustan Zinc Ltd.	3,233,425	25,027
	Cyient Ltd.	1,182,049	24,867
	Elgi Equipments Ltd.	2,999,466	24,865
	IDFC Ltd.	18,439,145	24,863
	Sundram Fasteners Ltd.	1,481,388	24,818
	Aarti Industries Ltd.	2,757,788	24,715
	Cholamandalam Financial Holdings Ltd.	1,333,698	24,189
	IIFL Finance Ltd.	4,549,719	24,082
*	Aditya Birla Fashion & Retail Ltd.	5,825,552	23,977
	Sonata Software Ltd.	2,694,843	23,770
	Great Eastern Shipping Co. Ltd.	1,414,768	23,501
	Escorts Kubota Ltd.	467,024	23,311
	United Breweries Ltd.	954,078	22,990
*	Star Health & Allied Insurance Co. Ltd.	3,159,810	22,910
[3]	L&T Technology Services Ltd.	365,219	22,839
	Radico Khaitan Ltd.	1,102,575	22,739
	Gujarat Gas Ltd.	2,792,150	22,667
	Timken India Ltd.	440,767	22,502
	Gujarat Fluorochemicals Ltd.	552,447	22,375
[3]	Syngene International Ltd.	2,304,292	22,268
	Kalpataru Projects International Ltd.	1,343,586	22,067
	SKF India Ltd.	327,525	21,948
	JB Chemicals & Pharmaceuticals Ltd.	946,954	21,787
	Atul Ltd.	227,487	21,679
	Navin Fluorine International Ltd.	475,436	21,631
	Whirlpool of India Ltd.	839,658	21,537
	Central Depository Services India Ltd.	712,735	21,413
	Castrol India Ltd.	6,729,362	21,118
	Titagarh Rail System Ltd.	1,080,219	21,099
	Angel One Ltd.	804,531	20,891
	Redington Ltd.	8,197,993	20,810
	Motherson Sumi Wiring India Ltd.	23,440,328	20,719
*	Zee Entertainment Enterprises Ltd.	11,572,212	20,653
	Piramal Enterprises Ltd.	1,645,854	20,531
	Hitachi Energy India Ltd.	146,497	20,344
	Kajaria Ceramics Ltd.	1,145,854	20,306
	Honeywell Automation India Ltd.	31,023	20,216
	Century Textiles & Industries Ltd.	723,183	20,202
	Grindwell Norton Ltd.	649,361	20,098
*	Kaynes Technology India Ltd.	376,995	20,062
	Natco Pharma Ltd.	1,211,653	19,768

		Shares	Market Value ($000)
	Finolex Cables Ltd.	1,056,571	19,373
	GlaxoSmithKline Pharmaceuticals Ltd.	592,221	19,341
	Manappuram Finance Ltd.	7,540,102	19,333
	Bank of India	12,644,315	19,075
	NBCC India Ltd.	8,768,444	19,040
	Ajanta Pharma Ltd.	586,489	18,905
*	Aditya Birla Capital Ltd.	6,898,153	18,726
	Aegis Logistics Ltd.	1,879,861	18,662
	HFCL Ltd.	11,366,623	18,336
	3M India Ltd.	38,881	18,270
	CESC Ltd.	8,810,297	18,219
[3]	Nippon Life India Asset Management Ltd.	2,348,047	18,128
[3]	Dr Lal PathLabs Ltd.	487,886	18,029
	Swan Energy Ltd.	1,987,988	17,997
*	KEC International Ltd.	1,618,990	17,961
	Birlasoft Ltd.	2,196,838	17,784
	SJVN Ltd.	9,949,406	17,728
*	PVR Inox Ltd.	987,622	17,722
	Multi Commodity Exchange of India Ltd.	344,791	17,708
	Mahanagar Gas Ltd.	791,627	17,705
	Bharti Airtel Ltd.	1,362,965	17,698
[3]	RBL Bank Ltd.	6,245,249	17,606
*,3	Krishna Institute of Medical Sciences Ltd.	685,020	17,593
	Bharat Dynamics Ltd.	1,005,530	17,566
	Ramco Cements Ltd.	1,773,272	17,526
	Kirloskar Oil Engines Ltd.	1,184,998	17,506
	Bata India Ltd.	894,108	17,074
	Poonawalla Fincorp Ltd.	3,833,643	16,954
*	Ratnamani Metals & Tubes Ltd.	390,233	16,901
*	Suven Pharmaceuticals Ltd.	1,411,464	16,829
	Himadri Speciality Chemical Ltd.	3,260,130	16,716
	Dr Reddy's Laboratories Ltd. ADR	204,019	16,583
	ZF Commercial Vehicle Control Systems India Ltd.	86,966	16,462
	Gujarat State Petronet Ltd.	3,986,389	16,197
[3]	Aster DM Healthcare Ltd.	3,886,062	16,157
	Piramal Pharma Ltd.	7,543,674	15,902
*	Jaiprakash Power Ventures Ltd.	66,585,840	15,833
*	Reliance Power Ltd.	39,499,250	15,526
	Finolex Industries Ltd.	4,062,015	15,491
	Motilal Oswal Financial Services Ltd.	1,954,768	15,411
	EIH Ltd.	2,915,999	15,376
*,3	Lemon Tree Hotels Ltd.	8,502,226	15,332
	Karur Vysya Bank Ltd.	5,521,837	15,265
*,3	Tejas Networks Ltd.	1,020,580	15,157
*	Narayana Hrudayalaya Ltd.	1,005,293	15,105
	Zensar Technologies Ltd.	1,583,288	15,047
*	Global Health Ltd.	1,011,264	15,029
	Bayer CropScience Ltd.	180,243	14,982
	Lakshmi Machine Works Ltd.	79,910	14,939
	Intellect Design Arena Ltd.	1,284,605	14,910
	CMS Info Systems Ltd.	2,121,828	14,640
	Data Patterns India Ltd.	381,217	14,570
	BEML Ltd.	265,250	14,506
	IRB Infrastructure Developers Ltd.	18,069,556	14,385
	Praj Industries Ltd.	1,700,551	14,361
[3]	Endurance Technologies Ltd.	459,771	14,305
	Voltamp Transformers Ltd.	88,367	14,289
*	Affle India Ltd.	785,995	14,209
[3]	Indian Energy Exchange Ltd.	6,145,431	14,141
	UTI Asset Management Co. Ltd.	1,137,545	14,104
	Sammaan Capital Ltd.	6,730,642	14,052
[3]	IndiaMart InterMesh Ltd.	397,837	14,013
	JSW Infrastructure Ltd.	3,423,763	13,924
	Chambal Fertilisers & Chemicals Ltd.	2,240,662	13,903
	Tata Investment Corp. Ltd.	182,739	13,872
	Welspun Corp. Ltd.	1,803,243	13,847
	Firstsource Solutions Ltd.	4,205,073	13,780
	Granules India Ltd.	1,826,849	13,763
	Sobha Ltd. (XNSE)	632,444	13,630
*	Amber Enterprises India Ltd.	262,339	13,614

		Shares	Market Value ($000)
*,3	PNB Housing Finance Ltd.	1,410,881	13,608
*	India Cements Ltd.	3,095,700	13,521
	EID Parry India Ltd.	1,370,924	13,471
	Triveni Turbine Ltd.	1,886,304	13,444
	Hindustan Copper Ltd.	3,468,024	13,377
*	Aavas Financiers Ltd.	659,589	13,240
	JBM Auto Ltd.	534,521	13,108
	Can Fin Homes Ltd.	1,277,785	12,987
*	Devyani International Ltd.	6,049,240	12,986
	Sun TV Network Ltd.	1,188,765	12,806
*	Hindustan Construction Co. Ltd.	19,088,486	12,753
	Poly Medicure Ltd.	567,753	12,705
	Ramkrishna Forgings Ltd.	1,226,046	12,591
	Jupiter Wagons Ltd.	1,723,121	12,590
	Jindal Saw Ltd.	1,619,350	12,571
	Tata Technologies Ltd.	1,037,092	12,420
	V-Guard Industries Ltd.	2,247,317	12,360
	Asahi India Glass Ltd.	1,529,764	12,193
	Electrosteel Castings Ltd.	4,691,454	12,175
[3]	Mindspace Business Parks REIT	2,963,325	12,132
*	Sterling & Wilson Renewable	1,471,913	12,120
	CRISIL Ltd.	230,996	12,106
[3]	IRCON International Ltd.	3,493,082	12,084
	HBL Power Systems Ltd.	1,625,240	12,053
*	Lloyds Metals & Energy Ltd.	1,369,289	11,988
[3]	PowerGrid Infrastructure Investment Trust	10,443,348	11,975
	BASF India Ltd.	160,331	11,957
	Jyothy Labs Ltd.	1,890,682	11,924
	Neuland Laboratories Ltd.	113,915	11,922
	KPR Mill Ltd.	1,145,403	11,918
	Engineers India Ltd.	3,792,482	11,905
	Pfizer Ltd.	176,134	11,898
	TVS Holdings Ltd.	71,557	11,809
	Vedant Fashions Ltd.	854,737	11,762
	CreditAccess Grameen Ltd.	731,778	11,621
	CIE Automotive India Ltd.	1,635,240	11,517
	Olectra Greentech Ltd.	560,042	11,488
*	Wockhardt Ltd.	1,031,446	11,394
*	Reliance Infrastructure Ltd.	4,566,411	11,341
	Raymond Ltd.	475,292	11,192
*	NMDC Steel Ltd.	15,962,145	11,142
[3]	New India Assurance Co. Ltd.	3,111,165	10,918
	Sumitomo Chemical India Ltd.	1,749,927	10,858
	Tanla Platforms Ltd.	909,488	10,822
*	Equinox India Developments Ltd.	6,640,015	10,811
	City Union Bank Ltd.	5,188,558	10,695
	Newgen Software Technologies Ltd.	862,755	10,649
	Bank of Maharashtra	13,240,184	10,622
	Strides Pharma Science Ltd.	828,180	10,593
*	Sapphire Foods India Ltd.	536,280	10,593
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,240,754	10,588
*	Nuvama Wealth Management Ltd.	138,524	10,523
	Gujarat Pipavav Port Ltd.	3,776,105	10,410
	Anand Rathi Wealth Ltd.	230,056	10,410
*	Godrej Industries Ltd.	957,117	10,375
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	911,595	10,148
	Jubilant Pharmova Ltd. Class A	1,090,734	10,099
	Relaxo Footwears Ltd.	969,592	10,067
	Sanofi India Ltd.	126,731	10,013
	IDBI Bank Ltd.	8,047,167	9,997
	Usha Martin Ltd.	2,198,201	9,993
	Vardhman Textiles Ltd.	1,526,272	9,964
	Kansai Nerolac Paints Ltd.	2,709,969	9,958
	Vinati Organics Ltd.	376,202	9,937
*	Chalet Hotels Ltd.	983,394	9,931
*	Inox Wind Ltd.	4,498,672	9,902
	Aptus Value Housing Finance India Ltd.	2,580,690	9,753
*	Ceat Ltd.	299,169	9,622
*	IFCI Ltd.	9,120,811	9,548
	Elecon Engineering Co. Ltd.	1,264,350	9,533

		Shares	Market Value ($000)
	Balrampur Chini Mills Ltd.	1,655,647	9,526
	PNC Infratech Ltd.	1,570,724	9,516
	Welspun Living Ltd.	4,251,288	9,343
	Gujarat State Fertilizers & Chemicals Ltd.	3,162,784	9,327
	Bombay Burmah Trading Co.	341,483	9,320
	Gokaldas Exports Ltd.	807,826	9,300
	KNR Constructions Ltd.	1,904,049	9,233
	Rainbow Children's Medicare Ltd.	642,760	9,104
	Godawari Power & Ispat Ltd.	675,850	9,093
	Alembic Pharmaceuticals Ltd.	641,971	9,061
*	Adani Wilmar Ltd.	2,172,566	9,051
	Arvind Ltd.	2,001,469	9,044
[3]	Metropolis Healthcare Ltd.	354,813	9,002
	Happiest Minds Technologies Ltd.	922,956	8,992
	JK Lakshmi Cement Ltd.	843,624	8,957
	JK Tyre & Industries Ltd.	1,680,227	8,957
	Craftsman Automation Ltd.	133,441	8,920
	ION Exchange India Ltd.	1,062,685	8,849
	PTC India Ltd.	3,262,647	8,821
	Zydus Wellnes Ltd.	307,009	8,807
	Westlife Foodworld Ltd.	874,795	8,672
[3]	ICICI Securities Ltd.	933,434	8,625
	KSB Ltd.	743,060	8,544
	DCM Shriram Ltd.	666,361	8,447
	eClerx Services Ltd.	288,714	8,280
	Cera Sanitaryware Ltd.	76,747	8,202
	NLC India Ltd.	2,375,740	8,202
	Mastek Ltd.	241,924	8,201
	Blue Dart Express Ltd.	83,538	8,166
	Infibeam Avenues Ltd.	21,625,383	8,154
*	Tata Teleservices Maharashtra Ltd.	7,076,912	8,148
	Safari Industries India Ltd.	326,626	8,091
	Nexus Select Trust	4,423,670	8,085
	Jubilant Ingrevia Ltd.	1,092,245	7,909
*	Honasa Consumer Ltd.	1,410,206	7,854
	Trident Ltd.	16,604,961	7,831
[3]	Quess Corp. Ltd.	912,580	7,808
	CCL Products India Ltd.	964,647	7,783
*	Nazara Technologies Ltd.	711,141	7,721
*	Medplus Health Services Ltd.	944,386	7,676
*,3	Equitas Small Finance Bank Ltd.	7,833,446	7,583
[3]	Godrej Agrovet Ltd.	739,561	7,538
*	Restaurant Brands Asia Ltd.	5,789,627	7,486
	Mahindra Lifespace Developers Ltd.	1,022,432	7,400
	Mangalore Refinery & Petrochemicals Ltd.	2,788,896	7,366
	Clean Science & Technology Ltd.	377,247	7,313
	GHCL Ltd.	1,077,346	7,213
*	Cello World Ltd.	631,798	7,204
	Saregama India Ltd.	1,084,521	7,182
*	Rajesh Exports Ltd.	1,906,616	7,180
	AstraZeneca Pharma India Ltd.	85,138	7,173
	Fine Organic Industries Ltd.	107,545	7,120
	JM Financial Ltd.	5,658,211	7,105
*,1	Raymond Lifestyle Ltd.	380,233	7,096
[3]	General Insurance Corp. of India	1,368,622	7,040
	Century Plyboards India Ltd.	821,451	6,960
	BLS International Services Ltd.	1,611,331	6,938
	Archean Chemical Industries Ltd.	747,559	6,914
	Metro Brands Ltd.	424,634	6,867
	NIIT Learning Systems Ltd.	1,214,375	6,808
	Karnataka Bank Ltd.	2,378,708	6,766
	Bajaj Electricals Ltd.	563,414	6,733
	Edelweiss Financial Services Ltd.	8,009,691	6,702
	JK Paper Ltd.	1,105,815	6,690
	Route Mobile Ltd.	342,332	6,661
*	Shree Renuka Sugars Ltd.	10,893,475	6,651
	Jammu & Kashmir Bank Ltd.	5,029,594	6,609
	Birla Corp. Ltd.	360,856	6,607
	GMM Pfaudler Ltd.	379,932	6,573
	Procter & Gamble Health Ltd.	104,698	6,571

		Shares	Market Value ($000)
	Orient Electric Ltd.	1,854,225	6,456
	Rhi Magnesita India Ltd.	896,438	6,444
	Sterlite Technologies Ltd.	3,807,737	6,382
*	TTK Prestige Ltd.	547,124	6,310
	Balaji Amines Ltd.	210,577	6,296
*	Nuvoco Vistas Corp. Ltd.	1,472,163	6,246
	South Indian Bank Ltd.	19,455,532	6,243
	NOCIL Ltd.	1,569,351	6,206
	Avanti Feeds Ltd.	750,509	6,110
	HEG Ltd.	227,492	6,057
	Graphite India Ltd.	949,092	6,051
*	Sheela Foam Ltd.	492,692	6,035
	Gateway Distriparks Ltd.	4,584,188	6,033
	Capri Global Capital Ltd.	2,360,012	5,896
*	Chemplast Sanmar Ltd.	892,512	5,865
*	MTAR Technologies Ltd.	254,891	5,815
	EPL Ltd.	2,131,782	5,757
*,1	Sanofi Consumer Healthcare India Ltd.	126,731	5,710
*	TeamLease Services Ltd.	135,390	5,693
*	Rain Industries Ltd.	2,715,637	5,657
	Tamilnad Mercantile Bank Ltd.	1,021,490	5,651
*	Alok Industries Ltd.	17,220,050	5,558
*	V-Mart Retail Ltd.	131,966	5,408
	Rallis India Ltd.	1,362,204	5,394
	VIP Industries Ltd.	966,655	5,386
	Supreme Petrochem Ltd.	520,749	5,333
	Akzo Nobel India Ltd.	147,762	5,255
[3]	IRB InvIT Fund	6,454,985	5,007
	Garware Technical Fibres Ltd.	107,327	4,924
	Alkyl Amines Chemicals	190,901	4,855
	Galaxy Surfactants Ltd.	131,727	4,673
	Maharashtra Seamless Ltd.	600,370	4,669
	Syrma SGS Technology Ltd.	777,991	4,612
*	Borosil Renewables Ltd.	683,870	4,569
	Care Ratings Ltd.	384,325	4,549
	KRBL Ltd.	1,179,636	4,495
	Polyplex Corp. Ltd.	308,178	4,376
*	Campus Activewear Ltd.	1,113,749	4,188
*	Just Dial Ltd.	267,309	4,072
[3]	Dilip Buildcon Ltd.	645,752	4,013
	Kaveri Seed Co. Ltd.	304,055	3,890
*	Dhani Services Ltd.	5,458,578	3,624
	Bajaj Consumer Care Ltd.	1,133,537	3,593
*	TV18 Broadcast Ltd.	6,026,659	3,411
*	Allcargo Logistics Ltd.	4,213,827	3,288
	Symphony Ltd.	229,958	3,276
	Vaibhav Global Ltd.	800,605	3,269
	DCB Bank Ltd.	2,099,942	3,174
	Vakrangee Ltd.	9,141,161	2,414
*	Sun Pharma Advanced Research Co. Ltd.	820,459	2,256
*,1	Brightcom Group Ltd.	22,811,941	1,970
*	Jai Balaji Industries Ltd.	161,048	1,800
	NIIT Ltd.	1,142,342	1,687
	Minda Corp. Ltd.	110,631	653
[3]	Home First Finance Co. India Ltd.	40,521	505
	Bikaji Foods International Ltd.	52,720	452
*	Nava Ltd.	39,853	437
*	Schneider Electric Infrastructure Ltd.	44,999	433
	Force Motors Ltd.	3,738	414
	RR Kabel Ltd.	17,713	381
	Concord Biotech Ltd.	18,627	366
	Sudarshan Chemical Industries Ltd.	30,622	343
	IIFL Securities Ltd.	133,244	339
*	Pricol Ltd.	54,598	327
	Paisalo Digital Ltd.	391,373	318
	Sobha Ltd.	27,200	302
	Techno Electric & Engineering Co. Ltd.	14,560	298
	AurionPro Solutions Ltd.	14,853	290
*	Kfin Technologies Ltd.	25,720	270
*,3	Eris Lifesciences Ltd.	19,636	266

		Shares	Market Value ($000)
[3]	Sansera Engineering Ltd.	14,592	248
	Vesuvius India Ltd.	3,929	243
*	GE T&D India Ltd.	12,629	240
*	G R Infraprojects Ltd.	10,416	222
	Gillette India Ltd.	2,283	214
	Genus Power Infrastructures Ltd.	47,179	214
	Suprajit Engineering Ltd.	34,031	212
*	Rategain Travel Technologies Ltd.	21,474	211
	Arvind Fashions Ltd.	33,767	207
	Kirloskar Brothers Ltd.	5,994	175
	Kirloskar Pneumatic Co. Ltd.	10,761	175
	J Kumar Infraprojects Ltd.	16,479	170
*	PTC Industries Ltd.	924	154
	Action Construction Equipment Ltd.	6,526	109
*,1	Chennai Super Kings Cricket Ltd.	951,110	—
			28,502,683
Indonesia (0.5%)
	Bank Central Asia Tbk. PT	770,923,397	488,157
	Bank Rakyat Indonesia Persero Tbk. PT	971,479,247	279,534
	Bank Mandiri Persero Tbk. PT	616,275,450	243,052
*	Amman Mineral Internasional PT	174,046,600	126,717
	Telkom Indonesia Persero Tbk. PT	645,379,158	114,622
	Astra International Tbk. PT	280,269,707	81,472
	Bank Negara Indonesia Persero Tbk. PT	206,789,112	63,334
*	GoTo Gojek Tokopedia Tbk. PT Class A	14,840,728,294	48,565
	Sumber Alfaria Trijaya Tbk. PT	261,998,523	45,780
	Charoen Pokphand Indonesia Tbk. PT	101,233,514	32,550
	United Tractors Tbk. PT	20,368,639	32,335
	Adaro Energy Indonesia Tbk. PT	145,337,245	28,799
*	Merdeka Copper Gold Tbk. PT	173,485,500	26,306
	Kalbe Farma Tbk. PT	256,597,817	25,088
	Barito Pacific Tbk. PT	347,997,573	23,395
	Indofood Sukses Makmur Tbk. PT	61,280,972	23,087
	Indofood CBP Sukses Makmur Tbk. PT	31,706,835	21,307
	Indah Kiat Pulp & Paper Tbk. PT	36,601,345	18,825
	Perusahaan Gas Negara Tbk. PT	146,717,291	14,450
	Mitra Keluarga Karyasehat Tbk. PT	77,061,892	14,312
*	Bumi Resources Minerals Tbk. PT	1,378,256,211	13,321
	Sarana Menara Nusantara Tbk. PT	261,410,399	12,782
	Indosat Tbk. PT	18,504,201	12,629
	Unilever Indonesia Tbk. PT	80,359,560	12,067
	Semen Indonesia Persero Tbk. PT	45,907,130	11,047
	Dayamitra Telekomunikasi PT	252,450,543	10,791
	AKR Corporindo Tbk. PT	112,572,807	10,493
	Jasa Marga Persero Tbk. PT	30,345,659	10,360
	Ciputra Development Tbk. PT	123,707,084	9,551
*	Japfa Comfeed Indonesia Tbk. PT	93,876,851	9,473
	Aneka Tambang Tbk.	116,560,797	9,441
	Bukit Asam Tbk. PT	56,253,516	9,275
	Mitra Adiperkasa Tbk. PT	101,747,373	9,078
	Indo Tambangraya Megah Tbk. PT	5,553,238	8,980
	Indocement Tunggal Prakarsa Tbk. PT	19,968,429	8,910
	Elang Mahkota Teknologi Tbk. PT	348,932,963	8,761
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,501,945	8,665
	XL Axiata Tbk. PT	61,950,858	8,271
	Pakuwon Jati Tbk. PT	309,530,224	8,119
*	Bumi Resources Tbk. PT	1,707,483,529	7,890
*	Bumi Serpong Damai Tbk. PT	119,023,080	7,588
	Mayora Indah Tbk. PT	46,762,998	7,504
	Medco Energi Internasional Tbk. PT	92,396,934	7,483
	PT Tower Bersama Infrastructure Tbk.	59,322,522	7,297
*	Vale Indonesia Tbk. PT	31,236,311	7,190
	Bank Syariah Indonesia Tbk. PT	44,286,423	7,088
	ESSA Industries Indonesia Tbk. PT	129,984,855	6,716
*	Gudang Garam Tbk. PT	6,324,136	6,131
	Trimegah Bangun Persada Tbk. PT	107,500,800	6,053
*	Bukalapak.com PT Tbk.	829,140,900	6,029
	Map Aktif Adiperkasa PT	120,087,100	5,982
	Summarecon Agung Tbk. PT	171,262,763	5,904

		Shares	Market Value ($000)
	Avia Avian Tbk. PT	198,448,469	5,882
	BFI Finance Indonesia Tbk. PT	103,277,972	5,685
*	Petrindo Jaya Kreasi Tbk. PT	10,435,200	5,435
	Bank Tabungan Negara Persero Tbk. PT	65,330,984	5,289
	Hanjaya Mandala Sampoerna Tbk. PT	114,806,924	4,765
	Aspirasi Hidup Indonesia Tbk. PT	94,779,821	4,665
*	Panin Financial Tbk. PT	229,496,009	4,630
*	Smartfren Telecom Tbk. PT	2,074,341,266	3,823
*	Bank Pan Indonesia Tbk. PT	48,379,827	3,617
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	80,883,100	3,607
*,1	Waskita Karya Persero Tbk. PT	248,206,980	3,084
*	Bank Bukopin Tbk. PT	647,906,326	2,312
	Matahari Department Store Tbk. PT	25,587,081	2,285
*	Timah Tbk. PT	38,251,901	2,224
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	36,504,974	2,222
	Bank BTPN Syariah Tbk. PT	31,155,157	2,182
	Surya Citra Media Tbk. PT	247,868,397	2,135
*	Bank Neo Commerce Tbk. PT	128,655,752	2,014
*	MNC Digital Entertainment Tbk. PT	11,642,983	1,991
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	1,977
*	Lippo Karawaci Tbk. PT	508,274,326	1,969
	Astra Agro Lestari Tbk. PT	5,228,592	1,938
*	Media Nusantara Citra Tbk. PT	85,411,798	1,753
	Bank Danamon Indonesia Tbk. PT	9,524,650	1,517
*	Global Mediacom Tbk. PT	103,724,233	1,455
*	Alam Sutera Realty Tbk. PT	163,580,519	1,358
*	Bank Jago Tbk. PT	6,958,600	1,158
*	Adaro Minerals Indonesia Tbk. PT	13,651,200	1,125
*	Bank Raya Indonesia Tbk. PT	47,836,833	719
	Ramayana Lestari Sentosa Tbk. PT	8,123,823	210
			2,115,582
Ireland (0.2%)
	Kingspan Group plc	2,118,209	198,189
	Kerry Group plc Class A	2,099,611	196,305
	Bank of Ireland Group plc	14,411,122	163,205
	AIB Group plc	21,629,152	124,067
	Glanbia plc	2,441,572	48,829
	Dalata Hotel Group plc	3,103,602	13,817
	Glanbia plc (XLON)	8,754	177
*,1	Irish Bank Resolution Corp. Ltd.	698,992	—
			744,589
Israel (0.4%)
*	Teva Pharmaceutical Industries Ltd.	15,657,008	269,159
	Bank Leumi Le-Israel BM	21,099,200	181,822
	Bank Hapoalim BM	18,665,020	171,277
*	Nice Ltd.	875,451	158,009
	Israel Discount Bank Ltd. Class A	17,207,264	87,843
*	Nova Ltd.	403,212	81,018
	Mizrahi Tefahot Bank Ltd.	1,915,845	69,136
*	Tower Semiconductor Ltd.	1,544,165	62,222
	Elbit Systems Ltd.	341,401	61,106
	ICL Group Ltd.	10,076,051	42,179
	Camtek Ltd.	381,406	38,286
	Bezeq The Israeli Telecommunication Corp. Ltd.	28,578,798	32,395
	Azrieli Group Ltd.	510,119	31,310
	First International Bank of Israel Ltd.	725,543	29,253
*	Enlight Renewable Energy Ltd.	1,647,950	25,249
	Shufersal Ltd.	3,720,938	25,199
	Melisron Ltd.	353,397	24,772
	Phoenix Holdings Ltd.	2,328,845	22,503
	Mivne Real Estate KD Ltd.	8,738,637	20,155
*	Big Shopping Centers Ltd.	196,468	19,188
	Sapiens International Corp. NV	422,705	16,350
	Alony Hetz Properties & Investments Ltd.	2,110,915	14,090
	Harel Insurance Investments & Financial Services Ltd.	1,529,481	13,738
*	Clal Insurance Enterprises Holdings Ltd.	898,397	13,686
*	Airport City Ltd.	932,075	12,880
	Energix-Renewable Energies Ltd.	3,635,978	12,445
	Paz Oil Co. Ltd.	131,465	12,422

		Shares	Market Value ($000)
	Amot Investments Ltd.	3,027,268	12,270
	Delek Group Ltd.	108,928	11,274
*	Shapir Engineering & Industry Ltd.	1,915,253	10,649
	Israel Corp. Ltd.	50,617	10,626
	Hilan Ltd.	192,852	10,367
	Strauss Group Ltd.	708,632	10,329
*	Shikun & Binui Ltd.	4,412,846	10,018
	Formula Systems 1985 Ltd.	126,031	9,819
	Reit 1 Ltd.	2,614,795	9,777
*	Fattal Holdings 1998 Ltd.	90,130	9,535
	FIBI Holdings Ltd.	230,079	9,427
	Isracard Ltd.	2,610,579	9,079
	Electra Ltd.	23,631	8,661
*	OPC Energy Ltd.	1,203,538	8,584
	Matrix IT Ltd.	438,079	8,548
	Menora Mivtachim Holdings Ltd.	329,746	8,458
	Oil Refineries Ltd.	32,922,991	7,917
	Kenon Holdings Ltd.	290,313	7,368
*	Equital Ltd.	241,180	6,956
	Israel Canada T.R Ltd.	1,968,124	6,950
	One Software Technologies Ltd.	554,381	6,938
*	Ashtrom Group Ltd.	537,278	6,746
	Mega Or Holdings Ltd.	264,417	6,625
	Fox Wizel Ltd.	98,518	6,463
	Summit Real Estate Holdings Ltd.	524,746	6,214
	Migdal Insurance & Financial Holdings Ltd.	5,199,282	6,170
*	Partner Communications Co. Ltd.	1,445,317	5,976
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	102,629	5,683
	Sella Capital Real Estate Ltd.	3,063,535	5,626
	Danel Adir Yeoshua Ltd.	66,749	5,472
	Delta Galil Ltd.	120,604	5,356
*	Perion Network Ltd.	587,219	4,793
*	Cellcom Israel Ltd.	1,210,500	4,573
	Gav-Yam Lands Corp. Ltd.	523,033	3,760
	AudioCodes Ltd.	332,247	3,718
*	Kamada Ltd.	650,238	3,645
	Delek Automotive Systems Ltd.	663,342	3,632
	Elco Ltd.	122,961	3,506
*	G City Ltd.	1,221,835	3,383
*	AFI Properties Ltd.	70,800	3,012
	IDI Insurance Co. Ltd.	101,257	2,888
	Maytronics Ltd.	601,884	2,475
	Ashdod Refinery Ltd.	130,147	1,947
*	Priortech Ltd.	12,697	662
	Next Vision Stabilized Systems Ltd.	36,352	438
	Tel Aviv Stock Exchange Ltd.	47,334	376
*	OY Nofar Energy Ltd.	14,472	321
	Bet Shemesh Engines Holdings 1997 Ltd.	3,971	224
			1,844,926
Italy (1.8%)
	UniCredit SpA	22,681,570	931,639
	Intesa Sanpaolo SpA	224,157,186	910,265
	Enel SpA	108,045,797	771,358
	Ferrari NV	1,632,861	672,041
	Eni SpA	31,315,072	501,035
	Stellantis NV	28,743,461	478,983
	Generali	17,368,541	449,550
	Prysmian SpA	3,792,633	260,723
	Moncler SpA	2,870,751	171,172
	Terna - Rete Elettrica Nazionale	19,556,412	162,851
	Snam SpA	31,611,022	151,057
	FinecoBank Banca Fineco SpA	8,505,939	144,399
	Leonardo SpA	5,568,885	132,681
	Banco BPM SpA	19,048,739	131,887
	Mediobanca Banca di Credito Finanziario SpA	7,584,500	123,121
	Tenaris SA	6,209,677	98,528
	BPER Banca SpA	14,667,325	85,819
[3]	Poste Italiane SpA	6,281,527	85,036
	Recordati Industria Chimica e Farmaceutica SpA	1,355,585	73,802

		Shares	Market Value ($000)
*,3	Nexi SpA	11,525,739	70,741
	Banca Monte dei Paschi di Siena SpA	12,488,798	68,150
	Unipol Gruppo SpA	5,972,850	64,354
[2]	Davide Campari-Milano NV	6,666,604	60,123
	Amplifon SpA	1,804,089	57,299
[3]	Infrastrutture Wireless Italiane SpA	4,910,391	54,639
	Interpump Group SpA	1,108,046	48,054
*	Saipem SpA	20,095,659	47,740
	Buzzi SpA	1,189,487	46,633
	A2A SpA	21,327,555	45,173
	Reply SpA	313,315	44,474
	Brunello Cucinelli SpA	471,509	44,042
	Banca Mediolanum SpA	3,351,751	39,572
	Hera SpA	10,647,262	38,958
	Banca Popolare di Sondrio SPA	5,005,145	38,145
	Azimut Holding SpA	1,507,301	37,767
[2]	Italgas SpA	6,836,592	36,556
*,2	Telecom Italia SpA (Registered)	140,068,099	34,332
	Banca Generali SpA	751,113	32,686
	DiaSorin SpA	296,851	32,378
[3]	Pirelli & C SpA	5,142,347	32,193
	De' Longhi SpA	965,323	30,427
[3]	BFF Bank SpA	2,454,370	27,743
	Iveco Group NV	2,685,578	27,579
	Brembo NV	2,014,928	22,604
	ERG SpA	761,463	20,191
*	Technoprobe SpA	2,061,840	18,760
	SOL SpA	495,322	18,522
[2]	Iren SpA	9,030,306	18,375
[3]	Technogym SpA	1,861,500	18,257
	Lottomatica Group SpA	1,473,135	17,981
*	Telecom Italia SpA (Bearer)	65,675,842	17,778
	Maire SpA	2,226,973	17,671
	Webuild SpA	6,042,956	15,820
[3]	Anima Holding SpA	2,986,690	15,706
[3]	Enav SpA	3,542,090	15,150
	Saras SpA	8,433,587	14,595
	Danieli & C Officine Meccaniche SpA	470,848	13,574
	Tamburi Investment Partners SpA	1,303,928	13,148
	MFE-MediaForEurope NV Class A	3,829,315	13,046
[3]	Carel Industries SpA	663,529	12,255
	Credito Emiliano SpA	1,002,698	10,976
	Sesa SpA	99,861	10,973
	ACEA SpA	587,008	10,184
	Banca IFIS SpA	357,847	8,401
	Moltiply Group SpA	209,141	8,275
	Salcef Group SpA	296,902	8,205
[2]	Salvatore Ferragamo SpA	907,168	7,910
[2]	El.En. SpA	712,810	7,481
	Sanlorenzo SpA	181,016	7,370
[3]	RAI Way SpA	1,286,757	6,937
	Cementir Holding NV	610,799	6,888
*,2	Fincantieri SpA	1,228,532	6,844
	Danieli & C Officine Meccaniche SpA Saving Shares	167,146	6,513
*,3	GVS SpA	940,415	6,499
	Piaggio & C SpA	2,331,737	6,423
	Italmobiliare SpA	195,623	6,342
	Ariston Holding NV	1,451,432	5,895
*,2	Juventus Football Club SpA	1,947,219	5,012
	Zignago Vetro SpA	396,841	4,871
	Arnoldo Mondadori Editore SpA	1,551,373	4,391
	MARR SpA	337,977	4,211
	Tinexta SpA	241,276	3,953
[2]	MFE-MediaForEurope NV Class B	618,336	2,868
	Datalogic SpA	250,529	1,497
	Rizzoli Corriere Della Sera Mediagroup SpA	1,570,032	1,327
[2]	Alerion Cleanpower SpA	76,442	1,297
	Intercos SpA	59,454	1,062
	Biesse SpA	101,314	1,044
	Tenaris SA ADR	7	—

		Shares	Market Value ($000)
*,1	Gemina SpA	315,232	—
			7,842,787
Japan (15.9%)
	Toyota Motor Corp.	165,032,813	3,170,406
	Mitsubishi UFJ Financial Group Inc.	150,607,916	1,739,575
	Sony Group Corp.	16,696,851	1,482,992
	Hitachi Ltd.	61,653,540	1,332,128
	Tokyo Electron Ltd.	6,111,377	1,278,790
	Sumitomo Mitsui Financial Group Inc.	17,269,393	1,247,073
	Keyence Corp.	2,708,788	1,184,446
	Shin-Etsu Chemical Co. Ltd.	26,503,345	1,177,562
	Recruit Holdings Co. Ltd.	19,679,459	1,128,485
	Mitsubishi Corp.	52,155,034	1,077,109
	Daiichi Sankyo Co. Ltd.	26,140,221	1,064,631
	Tokio Marine Holdings Inc.	26,439,889	1,037,320
	ITOCHU Corp.	18,818,288	965,067
	SoftBank Group Corp.	13,622,165	832,484
	Mizuho Financial Group Inc.	35,255,722	805,951
	Mitsui & Co. Ltd.	34,617,902	803,270
	Nintendo Co. Ltd.	14,481,894	800,246
	Honda Motor Co. Ltd.	66,293,021	708,313
	KDDI Corp.	21,345,833	642,296
	Hoya Corp.	4,877,635	611,172
	Takeda Pharmaceutical Co. Ltd.	21,303,063	598,068
	Fast Retailing Co. Ltd.	2,143,108	590,745
	Daikin Industries Ltd.	3,686,245	534,530
	Murata Manufacturing Co. Ltd.	23,387,545	520,326
	SoftBank Corp.	37,954,304	495,105
	Mitsubishi Heavy Industries Ltd.	40,983,690	491,234
	Japan Tobacco Inc.	16,417,133	483,077
	Denso Corp.	28,370,664	465,251
	Advantest Corp.	10,271,504	454,631
	Mitsubishi Electric Corp.	26,798,995	446,519
	MS&AD Insurance Group Holdings Inc.	18,554,230	437,408
	Oriental Land Co. Ltd.	14,987,395	429,082
	Nippon Telegraph & Telephone Corp.	389,313,375	414,896
	Marubeni Corp.	22,008,994	414,204
	Fujitsu Ltd.	22,588,130	410,204
	Canon Inc.	13,064,787	408,950
	Chugai Pharmaceutical Co. Ltd.	9,037,950	394,439
	FANUC Corp.	13,163,700	390,261
	Disco Corp.	1,160,686	388,130
	Mitsui Fudosan Co. Ltd.	37,255,204	385,959
	Dai-ichi Life Holdings Inc.	12,554,202	382,782
	FUJIFILM Holdings Corp.	16,028,986	381,104
	Seven & i Holdings Co. Ltd.	31,739,843	380,077
	SMC Corp.	768,731	374,038
	ORIX Corp.	15,175,969	367,101
	Renesas Electronics Corp.	21,076,406	363,017
	Komatsu Ltd.	12,734,074	361,999
	Terumo Corp.	19,846,434	355,814
	Sumitomo Corp.	14,151,452	351,629
	TDK Corp.	4,998,132	348,681
	Otsuka Holdings Co. Ltd.	6,671,505	340,035
	Bridgestone Corp.	7,780,835	317,253
	Nidec Corp.	7,184,418	316,048
	NEC Corp.	3,561,956	308,304
	Central Japan Railway Co.	12,568,820	296,334
	Sompo Holdings Inc.	12,727,427	290,210
	Astellas Pharma Inc.	24,906,361	288,863
	Suzuki Motor Corp.	24,940,924	286,626
	East Japan Railway Co.	14,999,085	285,784
	Kao Corp.	6,307,383	276,198
	Olympus Corp.	15,120,001	261,033
	Ajinomoto Co. Inc.	6,302,087	259,553
	Mitsubishi Estate Co. Ltd.	14,972,833	255,196
	Japan Post Holdings Co. Ltd.	24,090,589	255,131
	Sumitomo Mitsui Trust Holdings Inc.	9,742,676	246,264
	Nippon Steel Corp.	11,334,650	246,102

		Shares	Market Value ($000)
	Nomura Holdings Inc.	39,066,921	240,871
	Daiwa House Industry Co. Ltd.	8,214,985	232,635
	Panasonic Holdings Corp.	28,376,627	232,438
	Asahi Group Holdings Ltd.	6,305,354	232,120
	Aeon Co. Ltd.	9,883,991	225,519
	Resona Holdings Inc.	30,564,212	219,174
	Lasertec Corp.	1,192,217	211,539
	Kyocera Corp.	16,592,104	208,977
	Japan Post Bank Co. Ltd.	20,053,224	208,677
	ENEOS Holdings Inc.	38,598,796	202,240
	Nippon Yusen KK	6,101,681	196,620
	Kubota Corp.	13,623,853	195,869
	Sekisui House Ltd.	7,568,612	189,642
	Toyota Industries Corp.	2,218,523	186,511
	Shimano Inc.	1,048,494	186,007
	Toyota Tsusho Corp.	9,276,599	185,467
	Inpex Corp.	11,837,194	182,784
	Sumitomo Realty & Development Co. Ltd.	5,489,019	181,427
	Secom Co. Ltd.	2,839,271	181,295
	Nomura Research Institute Ltd.	5,780,250	178,446
	Unicharm Corp.	5,325,301	178,401
	Kansai Electric Power Co. Inc.	10,076,515	172,468
	Bandai Namco Holdings Inc.	8,048,394	171,035
	Japan Exchange Group Inc.	7,241,771	170,025
	Nitto Denko Corp.	1,948,471	169,193
	Shiseido Co. Ltd.	5,397,340	168,675
	Subaru Corp.	8,302,153	159,621
	Sumitomo Electric Industries Ltd.	10,447,126	158,034
	Kikkoman Corp.	12,556,885	157,136
	Daiwa Securities Group Inc.	18,541,058	153,077
	Kirin Holdings Co. Ltd.	10,805,742	152,767
	Asics Corp.	9,196,004	150,082
[2]	Mitsui OSK Lines Ltd.	4,694,480	149,112
	Shionogi & Co. Ltd.	3,298,688	145,106
	Pan Pacific International Holdings Corp.	5,551,430	144,833
	Eisai Co. Ltd.	3,672,523	140,055
	Obic Co. Ltd.	917,027	139,831
	NTT Data Group Corp.	8,735,101	136,044
	MINEBEA MITSUMI Inc.	5,623,980	135,281
	T&D Holdings Inc.	6,935,091	130,003
	Sysmex Corp.	7,852,410	128,554
	Nitori Holdings Co. Ltd.	1,038,093	126,954
	West Japan Railway Co.	6,397,428	125,946
	Yaskawa Electric Corp.	3,567,074	124,148
	Asahi Kasei Corp.	17,159,936	123,745
	Obayashi Corp.	9,329,095	122,485
	JFE Holdings Inc.	8,146,833	119,338
	Tokyo Gas Co. Ltd.	5,331,154	116,804
	Osaka Gas Co. Ltd.	5,107,191	115,597
	Chubu Electric Power Co. Inc.	9,136,640	115,199
	Yamaha Motor Co. Ltd.	12,306,706	114,600
	Kajima Corp.	5,896,404	113,939
*	Rakuten Group Inc.	19,376,659	113,677
	Idemitsu Kosan Co. Ltd.	16,901,490	111,319
	Makita Corp.	3,354,635	110,577
	Shimadzu Corp.	3,728,828	109,979
	Toray Industries Inc.	21,008,161	109,223
	TOPPAN Holdings Inc.	3,832,748	108,414
	Isuzu Motors Ltd.	7,958,166	107,651
	Capcom Co. Ltd.	4,894,524	104,566
	Mitsubishi Chemical Group Corp.	17,700,991	104,546
*	Tokyo Electric Power Co. Holdings Inc.	20,330,643	101,831
	Dai Nippon Printing Co. Ltd.	3,069,763	100,990
	Sumitomo Metal Mining Co. Ltd.	3,288,596	100,283
	Aisin Corp.	2,939,312	99,161
	Konami Group Corp.	1,317,680	99,142
	Taisei Corp.	2,312,000	98,194
	Fuji Electric Co. Ltd.	1,732,637	97,455
	Nexon Co. Ltd.	4,517,860	97,309
	SBI Holdings Inc.	3,736,800	97,133

		Shares	Market Value ($000)
	Daito Trust Construction Co. Ltd.	800,117	96,222
	Isetan Mitsukoshi Holdings Ltd.	4,768,937	94,880
	Concordia Financial Group Ltd.	14,918,619	94,025
	Omron Corp.	2,522,261	93,560
	SCREEN Holdings Co. Ltd.	1,102,026	93,385
	LY Corp.	36,226,487	90,636
	Ebara Corp.	6,321,900	90,533
	MEIJI Holdings Co. Ltd.	3,570,842	90,179
[2]	Kawasaki Kisen Kaisha Ltd.	5,794,727	89,037
	AGC Inc.	2,460,276	88,053
	Ono Pharmaceutical Co. Ltd.	5,907,270	87,146
	Nippon Paint Holdings Co. Ltd.	13,566,107	86,599
	Chiba Bank Ltd.	9,240,539	86,561
	Hankyu Hanshin Holdings Inc.	3,020,418	86,184
	Mitsubishi HC Capital Inc.	11,671,306	83,968
	Toyo Suisan Kaisha Ltd.	1,244,598	83,570
	Yokogawa Electric Corp.	3,277,378	82,958
	Nissin Foods Holdings Co. Ltd.	2,787,541	82,881
	Sumitomo Forestry Co. Ltd.	1,938,920	82,681
	Yakult Honsha Co. Ltd.	4,031,816	82,674
	Sekisui Chemical Co. Ltd.	5,450,319	82,234
	Nippon Sanso Holdings Corp.	2,510,391	82,044
	MatsukiyoCocokara & Co.	5,018,557	81,842
	Tokyu Corp.	6,751,010	81,791
	Nippon Building Fund Inc.	21,139	81,581
	Nissan Motor Co. Ltd.	24,066,050	76,389
	SUMCO Corp.	4,641,526	76,309
	Dentsu Group Inc.	2,881,955	76,208
	Trend Micro Inc.	1,553,112	74,445
	Kawasaki Heavy Industries Ltd.	2,023,366	74,241
	Kyoto Financial Group Inc.	3,934,932	73,494
	Fujikura Ltd.	3,666,411	73,452
	Kyowa Kirin Co. Ltd.	3,478,646	73,374
	Ricoh Co. Ltd.	7,863,667	73,205
	Niterra Co. Ltd.	2,414,689	71,519
	Daifuku Co. Ltd.	3,939,414	71,297
	MISUMI Group Inc.	3,833,477	70,546
	Sojitz Corp.	2,959,676	70,005
	Mitsui Chemicals Inc.	2,356,851	68,141
	Mazda Motor Corp.	7,884,258	68,005
	TIS Inc.	3,088,366	66,157
	Brother Industries Ltd.	3,222,576	66,116
	Kurita Water Industries Ltd.	1,530,108	65,303
	IHI Corp.	1,770,060	64,573
	Hikari Tsushin Inc.	343,720	64,363
	Japan Real Estate Investment Corp.	18,478	64,091
	Otsuka Corp.	2,853,188	63,249
	Suntory Beverage & Food Ltd.	1,757,131	63,109
	Rohto Pharmaceutical Co. Ltd.	2,683,344	63,029
	Fukuoka Financial Group Inc.	2,234,422	62,673
	Seiko Epson Corp.	3,612,445	62,533
	Kyushu Electric Power Co. Inc.	5,865,270	61,911
	Shizuoka Financial Group Inc.	6,190,680	61,834
	Ryohin Keikaku Co. Ltd.	3,260,033	61,477
	Resonac Holdings Corp.	2,461,303	61,104
	Rohm Co. Ltd.	4,476,512	61,034
	Nomura Real Estate Master Fund Inc.	62,035	60,859
	Tokyu Fudosan Holdings Corp.	8,300,490	59,932
	Sanrio Co. Ltd.	2,805,615	59,567
	Japan Metropolitan Fund Investment Corp.	94,643	59,095
	SG Holdings Co. Ltd.	5,810,896	59,089
	Ibiden Co. Ltd.	1,499,262	58,115
	Kintetsu Group Holdings Co. Ltd.	2,504,025	57,994
	Sanwa Holdings Corp.	2,701,162	57,860
	KDX Realty Investment Corp.	55,981	57,715
	BayCurrent Consulting Inc.	1,871,760	57,621
	Kuraray Co. Ltd.	4,689,285	57,345
	Keisei Electric Railway Co. Ltd.	1,899,017	56,798
	Kobe Steel Ltd.	4,538,730	56,654
	Nissan Chemical Corp.	1,748,238	56,409

		Shares	Market Value ($000)
	Nippon Prologis REIT Inc.	34,010	56,191
	GLP J-REIT	63,976	56,048
	Hulic Co. Ltd.	5,720,832	55,842
	Tohoku Electric Power Co. Inc.	6,567,352	55,840
	TOTO Ltd.	2,024,296	55,739
	Mebuki Financial Group Inc.	13,217,220	55,016
	M3 Inc.	5,849,183	54,615
	Toho Co. Ltd.	1,519,580	54,572
[2]	Kokusai Electric Corp.	1,973,400	54,293
	Kyushu Railway Co.	2,021,890	53,969
	Japan Post Insurance Co. Ltd.	2,614,065	53,817
	Seibu Holdings Inc.	2,865,457	53,790
	Sumitomo Chemical Co. Ltd.	20,940,368	53,680
	Kobe Bussan Co. Ltd.	1,955,062	52,491
	Tosoh Corp.	3,846,894	52,331
	Amada Co. Ltd.	4,448,490	52,243
	Oji Holdings Corp.	12,144,055	51,721
	Taiyo Yuden Co. Ltd.	1,710,145	51,390
	Hamamatsu Photonics KK	1,781,116	51,294
	USS Co. Ltd.	5,683,058	51,258
	Azbil Corp.	1,737,759	50,498
	Hirose Electric Co. Ltd.	403,258	50,489
	Zensho Holdings Co. Ltd.	1,233,269	50,199
	Socionext Inc.	2,482,945	50,140
	Daiwa House REIT Investment Corp.	31,036	49,947
	Santen Pharmaceutical Co. Ltd.	4,155,267	49,868
	Medipal Holdings Corp.	2,739,370	49,446
	Tobu Railway Co. Ltd.	2,811,279	49,383
	McDonald's Holdings Co. Japan Ltd.	1,191,600	49,367
	Hoshizaki Corp.	1,564,035	49,257
	Credit Saison Co. Ltd.	2,119,285	49,123
	Shimizu Corp.	7,799,146	49,017
	Nikon Corp.	4,226,952	48,549
	Invincible Investment Corp.	106,271	48,135
	Mitsubishi Gas Chemical Co. Inc.	2,522,987	47,697
	Tokyo Tatemono Co. Ltd.	2,725,639	47,548
	Cosmo Energy Holdings Co. Ltd.	866,398	46,497
	NGK Insulators Ltd.	3,429,952	46,356
	MonotaRO Co. Ltd.	3,252,400	45,977
	Nippon Express Holdings Inc.	928,731	45,954
	Yamato Holdings Co. Ltd.	3,765,796	45,736
	NH Foods Ltd.	1,372,615	45,339
	Koito Manufacturing Co. Ltd.	3,046,316	45,044
	Odakyu Electric Railway Co. Ltd.	4,387,667	44,391
	Iwatani Corp.	698,198	44,308
	Nisshin Seifun Group Inc.	3,573,892	44,225
	ZOZO Inc.	1,507,234	44,124
	Yamazaki Baking Co. Ltd.	1,778,514	43,975
	Haseko Corp.	3,520,094	43,929
	DMG Mori Co. Ltd.	1,723,718	43,859
	NOF Corp.	3,046,146	43,653
	Taiheiyo Cement Corp.	1,584,674	43,282
	Hachijuni Bank Ltd.	6,057,287	43,174
	Yamaha Corp.	1,813,029	43,094
	Asahi Intecc Co. Ltd.	2,698,208	42,774
	Kansai Paint Co. Ltd.	2,580,592	42,382
	Horiba Ltd.	531,400	42,058
	Sumitomo Heavy Industries Ltd.	1,564,814	42,024
	Persol Holdings Co. Ltd.	24,314,400	41,702
	Lixil Corp.	3,597,726	41,648
	Skylark Holdings Co. Ltd.	3,035,956	41,602
	J Front Retailing Co. Ltd.	3,431,606	41,568
	Nomura Real Estate Holdings Inc.	1,482,976	41,456
	ANA Holdings Inc.	2,164,793	41,408
	Yokohama Rubber Co. Ltd.	1,814,627	41,245
	Ulvac Inc.	664,724	40,732
	Marui Group Co. Ltd.	2,481,296	40,202
	Keio Corp.	1,585,206	39,692
	SCSK Corp.	2,015,996	39,691
	Fuji Soft Inc.	824,054	39,481

		Shares	Market Value ($000)
	United Urban Investment Corp.	41,158	39,396
	Tokyo Ohka Kogyo Co. Ltd.	1,515,373	39,005
	Suzuken Co. Ltd.	1,062,857	38,735
[2]	Advance Residence Investment Corp.	18,385	38,571
	Toho Gas Co. Ltd.	1,228,396	37,941
	Open House Group Co. Ltd.	1,070,643	37,921
	Electric Power Development Co. Ltd.	2,281,900	37,722
	Iyogin Holdings Inc.	3,750,425	37,681
	Orix JREIT Inc.	36,165	37,652
	CyberAgent Inc.	5,815,017	37,597
	Nichirei Corp.	1,415,793	37,331
	Kewpie Corp.	1,448,505	37,204
	Sapporo Holdings Ltd.	861,448	37,012
	Oracle Corp. Japan	448,922	36,645
	Tokyo Century Corp.	3,426,944	36,504
	Hitachi Construction Machinery Co. Ltd.	1,464,680	36,481
	Air Water Inc.	2,474,253	36,349
	Square Enix Holdings Co. Ltd.	1,075,823	36,333
	Toyo Seikan Group Holdings Ltd.	2,108,820	36,209
	Sohgo Security Services Co. Ltd.	5,625,305	35,981
	Tokyo Seimitsu Co. Ltd.	517,039	35,640
	Kinden Corp.	1,683,805	35,525
	Sega Sammy Holdings Inc.	2,164,210	35,047
	Tsuruha Holdings Inc.	563,657	34,945
	Rinnai Corp.	1,416,214	34,822
	Japan Airport Terminal Co. Ltd.	947,994	34,606
	Dexerials Corp.	716,776	34,411
	Shinko Electric Industries Co. Ltd.	903,485	34,364
	Takashimaya Co. Ltd.	1,842,359	34,117
	Japan Airlines Co. Ltd.	2,072,189	33,575
	Alfresa Holdings Corp.	2,140,682	33,443
	Nagoya Railroad Co. Ltd.	2,726,933	33,186
	Yamaguchi Financial Group Inc.	2,667,558	33,160
	Gunma Bank Ltd.	4,872,758	33,057
	COMSYS Holdings Corp.	1,525,676	32,845
	Japan Hotel REIT Investment Corp.	64,221	32,805
	GMO Payment Gateway Inc.	566,861	32,495
	Mitsubishi Materials Corp.	1,727,932	32,375
	Daicel Corp.	3,321,025	32,283
	Kobayashi Pharmaceutical Co. Ltd.	801,401	32,271
	Takasago Thermal Engineering Co. Ltd.	809,683	31,888
	Kyushu Financial Group Inc.	5,121,786	31,548
	Nihon Kohden Corp.	2,038,572	31,413
	THK Co. Ltd.	1,655,708	31,260
	Hirogin Holdings Inc.	3,845,043	31,211
	Mitsubishi Logistics Corp.	890,475	31,148
	NSK Ltd.	5,936,563	31,125
	Kose Corp.	465,713	31,122
	Nabtesco Corp.	1,571,754	31,116
	Nagase & Co. Ltd.	1,413,136	31,045
	Miura Co. Ltd.	1,332,944	30,960
	Kyudenko Corp.	668,311	30,783
	77 Bank Ltd.	980,916	30,623
	Chugoku Electric Power Co. Inc.	4,159,754	30,253
	Goldwin Inc.	488,998	30,116
	Shimamura Co. Ltd.	613,946	30,090
	Sekisui House REIT Inc.	56,925	30,080
	Stanley Electric Co. Ltd.	1,525,637	29,954
	Fujitec Co. Ltd.	1,033,519	29,895
	EXEO Group Inc.	2,731,660	29,796
	Maruwa Co. Ltd.	110,893	29,710
	ADEKA Corp.	1,375,916	29,210
	BIPROGY Inc.	886,448	29,048
	Alps Alpine Co. Ltd.	2,737,915	29,018
	Iida Group Holdings Co. Ltd.	1,924,904	28,935
	Coca-Cola Bottlers Japan Holdings Inc.	1,937,215	28,875
	Nifco Inc.	1,137,005	28,829
	Kamigumi Co. Ltd.	1,260,124	28,738
	Lion Corp.	3,318,684	28,719
	Zenkoku Hosho Co. Ltd.	691,957	28,622

		Shares	Market Value ($000)
	TechnoPro Holdings Inc.	1,485,861	28,572
	Keihan Holdings Co. Ltd.	1,353,149	27,583
	Nippon Accommodations Fund Inc.	6,401	27,390
	Seino Holdings Co. Ltd.	1,749,888	27,387
	Japan Prime Realty Investment Corp.	12,580	27,371
	Keikyu Corp.	3,437,829	27,182
	Tomy Co. Ltd.	1,197,531	27,173
	Nankai Electric Railway Co. Ltd.	1,520,012	26,901
[2]	Aozora Bank Ltd.	1,610,445	26,773
*	Rakuten Bank Ltd.	1,194,500	26,619
	Nishi-Nippon Financial Holdings Inc.	1,953,972	26,605
	Hakuhodo DY Holdings Inc.	3,240,462	26,463
[2]	Industrial & Infrastructure Fund Investment Corp.	31,881	26,310
	Sumitomo Rubber Industries Ltd.	2,496,663	26,014
	Kagome Co. Ltd.	1,107,374	25,866
	Nippon Electric Glass Co. Ltd.	1,069,426	25,519
	Macnica Holdings Inc.	630,908	25,462
	Chugin Financial Group Inc.	2,283,479	25,439
	Mitsui Mining & Smelting Co. Ltd.	760,772	25,363
	Sumitomo Bakelite Co. Ltd.	900,514	25,351
	LaSalle Logiport REIT	25,691	25,348
	Sundrug Co. Ltd.	908,260	25,223
	Sankyo Co. Ltd.	2,260,290	25,098
	Teijin Ltd.	2,603,713	25,056
	Internet Initiative Japan Inc.	1,477,751	24,991
	Toda Corp.	3,427,857	24,774
	JGC Holdings Corp.	2,916,127	24,766
	UBE Corp.	1,384,845	24,744
	Japan Steel Works Ltd.	868,028	24,683
	Mitsubishi Motors Corp.	8,648,850	24,655
	Nichias Corp.	787,085	24,517
*	Mercari Inc.	1,634,687	24,508
	Daido Steel Co. Ltd.	2,445,945	24,473
	Yamato Kogyo Co. Ltd.	462,325	24,432
	Food & Life Cos. Ltd.	1,393,314	24,417
	NHK Spring Co. Ltd.	2,215,811	24,369
	Tsumura & Co.	916,676	24,304
	Yamada Holdings Co. Ltd.	7,948,178	24,115
	Sankyu Inc.	701,699	23,969
	SHO-BOND Holdings Co. Ltd.	620,695	23,905
	Morinaga Milk Industry Co. Ltd.	989,254	23,740
	Furukawa Electric Co. Ltd.	866,780	23,712
	Hokuhoku Financial Group Inc.	1,693,415	23,682
	Sawai Group Holdings Co. Ltd.	535,607	23,513
	Daishi Hokuetsu Financial Group Inc.	588,192	23,437
	DIC Corp.	1,138,810	23,427
	Nippon Gas Co. Ltd.	1,502,418	23,420
	Dowa Holdings Co. Ltd.	635,345	23,317
	Activia Properties Inc.	9,849	23,300
	Jeol Ltd.	578,642	23,297
	Daiwabo Holdings Co. Ltd.	1,227,283	23,127
	Nissui Corp.	3,841,195	23,056
*	PeptiDream Inc.	1,248,763	23,012
	INFRONEER Holdings Inc.	2,646,697	22,951
	Toyo Tire Corp.	1,401,605	22,868
	Hisamitsu Pharmaceutical Co. Inc.	829,294	22,842
	Amano Corp.	897,882	22,763
	Casio Computer Co. Ltd.	2,814,815	22,655
	Kadokawa Corp.	1,220,640	22,573
	H2O Retailing Corp.	1,293,525	22,500
	JTEKT Corp.	3,123,366	22,451
	Calbee Inc.	977,351	22,435
[2]	Toho Holdings Co. Ltd.	771,251	22,427
	Bic Camera Inc.	1,963,512	22,159
	Kokuyo Co. Ltd.	1,308,533	21,957
[2]	Mitsui Fudosan Logistics Park Inc.	7,758	21,860
	MEITEC Group Holdings Inc.	962,415	21,731
	Kakaku.com Inc.	1,553,686	21,720
	Rorze Corp.	133,423	21,699
	Cosmos Pharmaceutical Corp.	241,073	21,675

		Shares	Market Value ($000)
	Mizuho Leasing Co. Ltd.	2,871,110	21,665
	NET One Systems Co. Ltd.	1,069,626	21,620
	Sugi Holdings Co. Ltd.	1,250,727	21,611
	Ezaki Glico Co. Ltd.	700,172	21,505
	Fuyo General Lease Co. Ltd.	262,943	21,491
	GS Yuasa Corp.	1,206,574	21,469
	K's Holdings Corp.	1,983,464	21,408
	Yaoko Co. Ltd.	349,300	21,363
	ABC-Mart Inc.	1,079,143	21,272
	Rengo Co. Ltd.	3,041,271	21,212
[2]	AEON REIT Investment Corp.	24,425	21,106
[2]	Japan Logistics Fund Inc.	12,275	21,000
	Mabuchi Motor Co. Ltd.	1,361,736	20,933
*	Money Forward Inc.	624,538	20,870
[2]	NS Solutions Corp.	901,312	20,669
[2]	Mori Hills REIT Investment Corp.	23,696	20,364
	Morinaga & Co. Ltd.	1,058,744	20,320
	Nikkon Holdings Co. Ltd.	804,176	20,283
	Maruichi Steel Tube Ltd.	827,756	20,172
	San-In Godo Bank Ltd.	2,116,143	20,123
	NOK Corp.	1,376,657	20,122
	NSD Co. Ltd.	976,185	20,095
	Frontier Real Estate Investment Corp.	6,912	20,037
	Suruga Bank Ltd.	2,500,731	19,845
	Canon Marketing Japan Inc.	640,694	19,840
	Hanwa Co. Ltd.	512,670	19,816
	Tsubakimoto Chain Co.	457,306	19,776
[2]	Comforia Residential REIT Inc.	9,481	19,669
	House Foods Group Inc.	996,491	19,658
	Kanematsu Corp.	1,157,261	19,601
	Koei Tecmo Holdings Co. Ltd.	2,003,707	19,582
	Kandenko Co. Ltd.	1,447,195	19,546
	Fuji Corp.	1,168,026	19,533
	Tokuyama Corp.	982,743	19,265
	Citizen Watch Co. Ltd.	2,834,246	19,111
	Osaka Soda Co. Ltd.	288,516	18,930
	Towa Corp.	328,373	18,915
	Ushio Inc.	1,318,792	18,911
*	Park24 Co. Ltd.	1,757,829	18,806
	Kaneka Corp.	660,164	18,665
	Nippon Kayaku Co. Ltd.	2,231,258	18,659
	Shikoku Electric Power Co. Inc.	2,137,552	18,643
	Daiwa Securities Living Investments Corp.	27,438	18,624
	Rakus Co. Ltd.	1,326,791	18,589
	Nippon Shokubai Co. Ltd.	1,709,620	18,538
[2]	Aeon Mall Co. Ltd.	1,345,339	18,445
	Ito En Ltd.	776,282	18,404
	Fancl Corp.	946,664	18,335
	Harmonic Drive Systems Inc.	667,135	18,334
	Konica Minolta Inc.	6,237,188	18,287
	Welcia Holdings Co. Ltd.	1,364,774	18,279
	Hulic REIT Inc.	19,126	18,205
	Mitsubishi Estate Logistics REIT Investment Corp.	7,202	18,155
	Takara Holdings Inc.	2,384,843	18,093
	Inaba Denki Sangyo Co. Ltd.	689,079	18,067
	Nihon M&A Center Holdings Inc.	3,799,735	17,934
	Micronics Japan Co. Ltd.	449,460	17,860
	Sotetsu Holdings Inc.	1,085,848	17,810
	TS Tech Co. Ltd.	1,340,586	17,777
	NEC Networks & System Integration Corp.	960,703	17,694
	Nishi-Nippon Railroad Co. Ltd.	1,056,453	17,542
[2]	Workman Co. Ltd.	612,680	17,513
	Penta-Ocean Construction Co. Ltd.	3,939,719	17,490
	As One Corp.	808,574	17,421
	Relo Group Inc.	1,457,655	17,420
	Denka Co. Ltd.	1,188,511	17,320
	Tokai Carbon Co. Ltd.	2,698,836	17,296
	OKUMA Corp.	345,226	17,244
	Hazama Ando Corp.	2,125,961	17,180
	Zeon Corp.	1,943,931	17,169

		Shares	Market Value ($000)
[2]	Yoshinoya Holdings Co. Ltd.	883,120	16,994
	Okumura Corp.	495,338	16,913
*,2	Sharp Corp.	2,899,257	16,885
	OBIC Business Consultants Co. Ltd.	397,395	16,819
	Nakanishi Inc.	971,754	16,787
	Fujimi Inc.	798,978	16,780
	MIRAIT ONE Corp.	1,177,964	16,741
	Wacoal Holdings Corp.	573,529	16,714
	Seven Bank Ltd.	8,886,193	16,671
	Hokkaido Electric Power Co. Inc.	2,446,329	16,635
	Aica Kogyo Co. Ltd.	718,260	16,623
	Kotobuki Spirits Co. Ltd.	1,291,715	16,588
	Ship Healthcare Holdings Inc.	1,085,288	16,567
	Seria Co. Ltd.	703,750	16,459
	Toyoda Gosei Co. Ltd.	899,403	16,422
	Japan Petroleum Exploration Co. Ltd.	398,211	16,419
	CKD Corp.	821,816	16,413
*	Sansan Inc.	1,089,593	16,408
	Organo Corp.	361,044	16,375
	OSG Corp.	1,184,145	16,337
	Hitachi Zosen Corp.	2,246,626	16,310
	Mori Trust REIT Inc.	34,911	16,224
	Nippon Shinyaku Co. Ltd.	706,713	16,159
	DCM Holdings Co. Ltd.	1,634,182	15,774
	Anritsu Corp.	1,825,371	15,667
[2]	Toridoll Holdings Corp.	593,488	15,521
	Duskin Co. Ltd.	586,417	15,418
	Sangetsu Corp.	772,888	15,377
	Shiga Bank Ltd.	569,132	15,286
	Japan Elevator Service Holdings Co. Ltd.	828,104	15,281
	Toagosei Co. Ltd.	1,418,686	15,198
	Lintec Corp.	675,643	15,191
	Juroku Financial Group Inc.	473,210	15,185
	NTT UD REIT Investment Corp.	19,593	15,178
	Resorttrust Inc.	897,436	15,149
	Pigeon Corp.	1,488,895	15,149
	Takeuchi Manufacturing Co. Ltd.	472,474	15,113
	Hokuriku Electric Power Co.	2,353,219	15,083
	Acom Co. Ltd.	5,224,131	15,043
	DTS Corp.	517,673	14,965
	Round One Corp.	2,507,366	14,929
	Pilot Corp.	494,213	14,845
	Topcon Corp.	1,431,592	14,807
	Kureha Corp.	733,755	14,575
	Ain Holdings Inc.	377,470	14,512
	AEON Financial Service Co. Ltd.	1,570,705	14,419
[2]	Hokuetsu Corp.	1,856,692	14,373
	Daiwa Office Investment Corp.	7,294	14,289
	Yodogawa Steel Works Ltd.	376,059	14,141
	Nipro Corp.	1,613,711	14,091
	Okamura Corp.	957,673	14,090
	Descente Ltd.	532,932	14,073
	Taikisha Ltd.	404,695	13,950
	Riken Keiki Co. Ltd.	473,782	13,910
	Tokyo Steel Manufacturing Co. Ltd.	1,086,818	13,827
	Nisshinbo Holdings Inc.	1,885,470	13,817
	Nitto Boseki Co. Ltd.	363,766	13,767
	ARE Holdings Inc.	1,000,873	13,694
	Financial Partners Group Co. Ltd.	786,520	13,660
	Kusuri no Aoki Holdings Co. Ltd.	653,047	13,605
	Daiseki Co. Ltd.	565,114	13,528
	Japan Excellent Inc.	16,920	13,460
	Fuji Oil Holdings Inc.	643,841	13,443
	Daihen Corp.	273,894	13,441
	PALTAC Corp.	437,949	13,435
	NIPPON REIT Investment Corp.	6,102	13,410
[2]	Colowide Co. Ltd.	967,457	13,318
	Daiichikosho Co. Ltd.	1,102,978	13,313
	Sumitomo Warehouse Co. Ltd.	706,216	13,280
	Saizeriya Co. Ltd.	344,035	13,257

		Shares	Market Value ($000)
	Izumi Co. Ltd.	555,231	13,229
	Sanken Electric Co. Ltd.	270,070	13,179
[2]	Tokyu REIT Inc.	13,022	13,167
	Seiko Group Corp.	439,603	13,139
	Okasan Securities Group Inc.	2,699,421	13,070
	TBS Holdings Inc.	461,700	13,039
	GMO internet group Inc.	786,982	13,039
	Mizuno Corp.	257,126	12,991
	North Pacific Bank Ltd.	3,830,557	12,989
	Toyota Boshoku Corp.	962,836	12,975
	Hyakugo Bank Ltd.	2,894,410	12,959
	Kyoritsu Maintenance Co. Ltd.	664,910	12,909
	H.U. Group Holdings Inc.	728,404	12,819
	Meidensha Corp.	556,200	12,701
	Nippon Soda Co. Ltd.	351,653	12,644
	Makino Milling Machine Co. Ltd.	281,129	12,613
	Japan Securities Finance Co. Ltd.	1,104,720	12,589
	Heiwa Real Estate Co. Ltd.	437,891	12,586
	Max Co. Ltd.	502,067	12,562
	Nishimatsu Construction Co. Ltd.	384,858	12,544
	EDION Corp.	1,074,622	12,521
	Kaken Pharmaceutical Co. Ltd.	458,560	12,480
	Inabata & Co. Ltd.	556,768	12,469
	JVCKenwood Corp.	2,028,756	12,430
[2]	Mitsui High-Tec Inc.	1,584,705	12,362
*	Nxera Pharma Co. Ltd.	1,099,700	12,305
	Sumitomo Osaka Cement Co. Ltd.	434,698	12,240
	DeNA Co. Ltd.	1,183,835	12,238
	Tamron Co. Ltd.	429,906	12,160
	Glory Ltd.	667,709	12,138
	Hoshino Resorts REIT Inc.	3,501	12,112
	Dentsu Soken Inc.	317,987	12,088
	SKY Perfect JSAT Holdings Inc.	2,054,208	12,086
	Mani Inc.	858,486	12,075
	Senko Group Holdings Co. Ltd.	1,576,721	12,049
	Toei Co. Ltd.	466,100	12,008
	Heiwa Real Estate REIT Inc.	13,704	12,002
*	Hino Motors Ltd.	3,700,876	11,956
	Tokai Tokyo Financial Holdings Inc.	3,056,904	11,947
	Open Up Group Inc.	819,319	11,850
	Takuma Co. Ltd.	1,015,115	11,785
	Modec Inc.	631,162	11,774
	Tadano Ltd.	1,583,230	11,772
	Paramount Bed Holdings Co. Ltd.	696,786	11,732
	NTN Corp.	5,796,503	11,726
	Monex Group Inc.	2,405,173	11,693
	Leopalace21 Corp.	3,181,823	11,689
	Aichi Financial Group Inc.	646,033	11,661
*,2	SHIFT Inc.	151,518	11,639
	SWCC Corp.	390,028	11,574
[2]	Star Asia Investment Corp.	30,562	11,538
	Maruha Nichiro Corp.	515,927	11,537
	Joyful Honda Co. Ltd.	789,763	11,497
	Arcs Co. Ltd.	629,054	11,429
	TOKAI Holdings Corp.	1,695,119	11,388
	Nippn Corp.	719,605	11,312
	Kumagai Gumi Co. Ltd.	471,131	11,292
	Kissei Pharmaceutical Co. Ltd.	485,401	11,287
	Sanki Engineering Co. Ltd.	721,134	11,275
	Jaccs Co. Ltd.	344,137	11,173
	SBI Sumishin Net Bank Ltd.	580,800	11,099
	Taiyo Holdings Co. Ltd.	463,368	11,074
	UACJ Corp.	388,775	11,069
[2]	Mitsui E&S Co. Ltd.	1,268,707	11,045
	Megmilk Snow Brand Co. Ltd.	579,940	11,031
	Itoham Yonekyu Holdings Inc.	373,112	11,013
	Ryoyo Ryosan Holdings Inc.	574,035	11,000
	C Uyemura & Co. Ltd.	153,236	10,995
	Hokkoku Financial Holdings Inc.	290,792	10,949
	Artience Co. Ltd.	517,252	10,938

		Shares	Market Value ($000)
	FP Corp.	632,100	10,903
	Meiko Electronics Co. Ltd.	271,512	10,884
	Nisshin Oillio Group Ltd.	312,822	10,795
[2]	Toei Animation Co. Ltd.	694,100	10,764
	Fukuyama Transporting Co. Ltd.	397,816	10,731
	MIXI Inc.	538,746	10,692
	Heiwa Corp.	744,980	10,688
	Tokyo Kiraboshi Financial Group Inc.	352,783	10,632
	Fuji Kyuko Co. Ltd.	514,585	10,501
	Kiyo Bank Ltd.	802,672	10,499
	Fukuoka REIT Corp.	10,023	10,493
	Japan Material Co. Ltd.	788,690	10,464
	GungHo Online Entertainment Inc.	532,353	10,408
	Aiful Corp.	3,975,561	10,304
	Toyo Construction Co. Ltd.	1,005,428	10,255
	Sakata Seed Corp.	442,473	10,202
	Ferrotec Holdings Corp.	612,700	10,160
	Bank of Nagoya Ltd.	186,109	10,072
	Arata Corp.	420,454	10,015
[2]	Pola Orbis Holdings Inc.	1,061,593	10,012
	Fujitsu General Ltd.	762,839	10,008
[2]	Create Restaurants Holdings Inc.	1,400,470	9,997
	SMS Co. Ltd.	685,190	9,987
	Justsystems Corp.	471,920	9,984
	Nihon Parkerizing Co. Ltd.	1,207,398	9,970
	Global One Real Estate Investment Corp.	14,716	9,945
	Nojima Corp.	899,668	9,893
	Iino Kaiun Kaisha Ltd.	1,169,066	9,879
	Ohsho Food Service Corp.	161,423	9,874
	San-Ai Obbli Co. Ltd.	716,884	9,827
	Nippon Light Metal Holdings Co. Ltd.	833,115	9,792
	Autobacs Seven Co. Ltd.	882,608	9,756
	Exedy Corp.	459,384	9,754
	Simplex Holdings Inc.	672,114	9,690
[2]	Nomura Micro Science Co. Ltd.	406,200	9,672
	Noritake Co. Ltd.	363,348	9,649
	Mitsui-Soko Holdings Co. Ltd.	302,117	9,630
[2]	Namura Shipbuilding Co. Ltd.	740,800	9,607
	Nichiha Corp.	383,476	9,588
[2]	ARCLANDS Corp.	788,649	9,579
	Senshu Ikeda Holdings Inc.	3,710,485	9,521
	Royal Holdings Co. Ltd.	560,122	9,472
	Hosiden Corp.	693,826	9,466
	Nanto Bank Ltd.	403,962	9,426
	Nishimatsuya Chain Co. Ltd.	618,501	9,421
	KYB Corp.	270,163	9,385
	Fuji Seal International Inc.	586,314	9,373
	Seiren Co. Ltd.	591,283	9,305
	Komeri Co. Ltd.	379,799	9,299
*	Appier Group Inc.	1,117,000	9,260
	Starts Corp. Inc.	400,037	9,227
	dip Corp.	446,025	9,170
	Ichigo Office REIT Investment Corp.	16,366	9,139
	Kato Sangyo Co. Ltd.	319,690	9,102
	TKC Corp.	383,801	9,090
	Musashino Bank Ltd.	422,028	9,086
	Amvis Holdings Inc.	521,400	9,078
	JMDC Inc.	407,689	9,048
	Daiei Kankyo Co. Ltd.	471,800	9,024
	Digital Garage Inc.	483,428	8,991
	Shoei Co. Ltd.	677,352	8,977
	Tri Chemical Laboratories Inc.	362,126	8,935
	Valor Holdings Co. Ltd.	524,747	8,925
	Yuasa Trading Co. Ltd.	239,177	8,923
[2]	Shochiku Co. Ltd.	138,208	8,855
	Ariake Japan Co. Ltd.	248,074	8,852
	Mitsubishi Pencil Co. Ltd.	568,529	8,822
	Raito Kogyo Co. Ltd.	607,404	8,813
	Bunka Shutter Co. Ltd.	761,683	8,794
	Tokai Rika Co. Ltd.	647,536	8,787

		Shares	Market Value ($000)
	Kohnan Shoji Co. Ltd.	325,691	8,782
	Monogatari Corp.	386,715	8,777
	MOS Food Services Inc.	371,973	8,771
	Trusco Nakayama Corp.	541,266	8,762
	Tocalo Co. Ltd.	670,130	8,757
	JAFCO Group Co. Ltd.	691,589	8,754
	Toyobo Co. Ltd.	1,272,586	8,737
	Chugoku Marine Paints Ltd.	624,782	8,644
	Musashi Seimitsu Industry Co. Ltd.	613,220	8,568
	Kaga Electronics Co. Ltd.	235,362	8,539
	Noevir Holdings Co. Ltd.	220,752	8,535
	Katitas Co. Ltd.	680,354	8,529
	Systena Corp.	3,780,552	8,509
	Yamazen Corp.	812,918	8,409
	Nippon Paper Industries Co. Ltd.	1,296,589	8,396
	San-A Co. Ltd.	246,000	8,394
*	Medley Inc.	307,400	8,394
	Keiyo Bank Ltd.	1,490,666	8,389
	Central Glass Co. Ltd.	331,888	8,322
	Ai Holdings Corp.	496,950	8,307
	Ichibanya Co. Ltd.	1,163,585	8,280
	FCC Co. Ltd.	526,353	8,211
	Hankyu Hanshin REIT Inc.	9,211	8,181
	Yokogawa Bridge Holdings Corp.	451,974	8,179
	Awa Bank Ltd.	440,741	8,176
	Eizo Corp.	252,596	8,174
	Mitsuboshi Belting Ltd.	278,250	8,163
	UT Group Co. Ltd.	376,487	8,155
*,2	Atom Corp.	1,626,810	8,092
	Fuji Media Holdings Inc.	645,445	8,090
	Mitsubishi Shokuhin Co. Ltd.	229,118	8,084
	Totetsu Kogyo Co. Ltd.	372,794	8,078
	Token Corp.	102,215	8,076
	Okinawa Cellular Telephone Co.	299,983	8,066
	Adastria Co. Ltd.	359,701	8,007
	ASKUL Corp.	563,716	7,967
	CRE Logistics REIT Inc.	8,264	7,967
	Nitto Kogyo Corp.	350,114	7,960
	PAL GROUP Holdings Co. Ltd.	579,682	7,956
	Ogaki Kyoritsu Bank Ltd.	513,720	7,948
	Mitsubishi Logisnext Co. Ltd.	904,289	7,940
	Ichigo Inc.	2,814,902	7,936
	Toyo Tanso Co. Ltd.	195,110	7,927
	Matsui Securities Co. Ltd.	1,413,197	7,922
	Chudenko Corp.	338,852	7,910
	Transcosmos Inc.	342,958	7,896
[2]	Sun Corp.	243,300	7,855
	Noritsu Koki Co. Ltd.	289,703	7,835
	Oki Electric Industry Co. Ltd.	1,154,383	7,834
	Gunze Ltd.	210,859	7,830
	KOMEDA Holdings Co. Ltd.	435,094	7,800
	Topre Corp.	567,903	7,793
	Shibaura Machine Co. Ltd.	315,122	7,745
	Sekisui Jushi Corp.	457,135	7,702
	MCJ Co. Ltd.	842,320	7,663
	SAMTY HOLDINGS Co. Ltd.	419,195	7,660
	Shinmaywa Industries Ltd.	777,217	7,646
	Kanamoto Co. Ltd.	408,236	7,628
	Mochida Pharmaceutical Co. Ltd.	324,658	7,626
	Funai Soken Holdings Inc.	521,700	7,613
	Dai-Dan Co. Ltd.	370,762	7,599
	Toshiba TEC Corp.	338,587	7,589
	Mirai Corp.	25,445	7,587
	Sakata INX Corp.	645,541	7,585
	Kitz Corp.	1,028,554	7,580
	Yonex Co. Ltd.	518,892	7,579
	Fukuda Denshi Co. Ltd.	168,154	7,575
	Hyakujushi Bank Ltd.	344,546	7,550
	Maruzen Showa Unyu Co. Ltd.	209,810	7,547
	Japan Aviation Electronics Industry Ltd.	449,958	7,541

		Shares	Market Value ($000)
	Kyorin Pharmaceutical Co. Ltd.	653,908	7,473
	U-Next Holdings Co. Ltd.	216,442	7,454
	Towa Pharmaceutical Co. Ltd.	365,282	7,449
	Fujimori Kogyo Co. Ltd.	247,203	7,435
	PILLAR Corp.	218,045	7,393
	Nagawa Co. Ltd.	143,905	7,369
	Idec Corp.	357,247	7,360
	Tsurumi Manufacturing Co. Ltd.	277,178	7,339
	KH Neochem Co. Ltd.	491,350	7,329
	en Japan Inc.	389,947	7,300
	Wacom Co. Ltd.	1,512,874	7,296
	SOSiLA Logistics REIT Inc.	9,425	7,291
	Advance Logistics Investment Corp.	9,140	7,274
*	Anycolor Inc.	427,400	7,254
	Sinfonia Technology Co. Ltd.	339,614	7,220
	T-Gaia Corp.	278,737	7,219
	TOMONY Holdings Inc.	2,514,670	7,188
	Furuya Metal Co. Ltd.	235,500	7,164
	Japan Wool Textile Co. Ltd.	806,667	7,162
	Yellow Hat Ltd.	408,602	7,153
	Ricoh Leasing Co. Ltd.	196,312	7,146
	Heiwado Co. Ltd.	433,362	7,096
	Showa Sangyo Co. Ltd.	324,447	7,082
	Create SD Holdings Co. Ltd.	314,989	7,067
	JCU Corp.	283,028	7,058
[2]	Kura Sushi Inc.	271,955	7,043
	Eiken Chemical Co. Ltd.	433,947	7,028
	Sinko Industries Ltd.	259,853	7,021
	Hiday Hidaka Corp.	377,515	6,990
	Daio Paper Corp.	1,171,074	6,989
	NPR-RIKEN Corp.	383,378	6,983
	Riso Kagaku Corp.	308,872	6,938
	ZERIA Pharmaceutical Co. Ltd.	474,255	6,927
	Earth Corp.	206,034	6,906
	Prima Meat Packers Ltd.	411,317	6,877
	Kyokuto Kaihatsu Kogyo Co. Ltd.	384,677	6,863
	Torishima Pump Manufacturing Co. Ltd.	328,555	6,813
	Fukushima Galilei Co. Ltd.	150,209	6,754
	Kurabo Industries Ltd.	223,134	6,751
[2]	Nextage Co. Ltd.	494,139	6,728
	Itochu Enex Co. Ltd.	588,742	6,720
	Kumiai Chemical Industry Co. Ltd.	1,277,356	6,720
	Premium Group Co. Ltd.	503,263	6,716
	Fuso Chemical Co. Ltd.	259,029	6,704
	Hogy Medical Co. Ltd.	242,875	6,681
	Takara Leben Real Estate Investment Corp.	10,006	6,670
	Morita Holdings Corp.	516,438	6,655
	Life Corp.	273,224	6,653
[2]	Hioki EE Corp.	123,836	6,640
	Argo Graphics Inc.	194,782	6,638
	Menicon Co. Ltd.	705,372	6,597
	Restar Corp.	333,608	6,577
	Taihei Dengyo Kaisha Ltd.	186,302	6,575
	Takara Standard Co. Ltd.	567,428	6,548
	Shikoku Kasei Holdings Corp.	427,785	6,540
*	Sumitomo Pharma Co. Ltd.	2,353,207	6,524
	Pacific Industrial Co. Ltd.	625,172	6,495
	Star Micronics Co. Ltd.	462,815	6,495
	Shibuya Corp.	266,222	6,485
*,2	HIS Co. Ltd.	559,278	6,451
	Infomart Corp.	3,011,179	6,448
	Megachips Corp.	229,767	6,440
	Nitta Corp.	236,909	6,440
	Nissha Co. Ltd.	526,422	6,423
	YAMABIKO Corp.	452,648	6,413
	Shibaura Mechatronics Corp.	121,500	6,402
	Wakita & Co. Ltd.	571,067	6,378
	Tokyo Electron Device Ltd.	243,352	6,324
	Nomura Co. Ltd.	1,087,887	6,318
	Nippon Densetsu Kogyo Co. Ltd.	465,718	6,264

		Shares	Market Value ($000)
	AZ-COM MARUWA Holdings Inc.	724,479	6,239
	Aoyama Trading Co. Ltd.	608,837	6,231
	Japan Lifeline Co. Ltd.	802,664	6,216
*	M&A Research Institute Holdings Inc.	305,894	6,162
	Tosei Corp.	368,633	6,152
	Elecom Co. Ltd.	559,685	6,137
	Konishi Co. Ltd.	769,372	6,129
	Nichicon Corp.	836,848	6,128
	Fuji Co. Ltd.	465,749	6,126
	Shoei Foods Corp.	180,252	6,107
	Aeon Delight Co. Ltd.	233,813	6,093
	Kisoji Co. Ltd.	344,989	6,086
	JINS Holdings Inc.	197,193	6,053
	Toa Corp.	894,496	6,030
	Okamoto Industries Inc.	175,470	6,027
	Mitsuuroko Group Holdings Co. Ltd.	536,859	6,024
	T Hasegawa Co. Ltd.	280,224	6,017
[2]	Uchida Yoko Co. Ltd.	115,466	6,015
	Nippon Yakin Kogyo Co. Ltd.	183,095	6,009
[2]	Toyo Gosei Co. Ltd.	96,534	5,998
	Optorun Co. Ltd.	458,055	5,982
	Senshu Electric Co. Ltd.	176,700	5,981
	Maxell Ltd.	521,059	5,979
	Central Automotive Products Ltd.	180,548	5,969
[2]	Maeda Kosen Co. Ltd.	542,310	5,937
	Shin Nippon Air Technologies Co. Ltd.	198,214	5,924
	Nagaileben Co. Ltd.	329,988	5,922
	Sanyo Denki Co. Ltd.	122,109	5,916
	One REIT Inc.	3,404	5,873
*	Fujita Kanko Inc.	103,208	5,869
*,2	euglena Co. Ltd.	1,593,858	5,867
	Tsugami Corp.	533,690	5,864
	Milbon Co. Ltd.	262,615	5,841
	Konoike Transport Co. Ltd.	365,132	5,841
	Daiichi Jitsugyo Co. Ltd.	373,103	5,823
	Itoki Corp.	573,000	5,795
	Nichiden Corp.	251,238	5,795
[2]	Tsuburaya Fields Holdings Inc.	550,542	5,793
	Doutor Nichires Holdings Co. Ltd.	372,086	5,775
	Zojirushi Corp.	572,699	5,735
	Nippon Seiki Co. Ltd.	626,626	5,724
	Noritz Corp.	455,270	5,699
	Kosaido Holdings Co. Ltd.	1,582,300	5,683
	Nippon Kanzai Holdings Co. Ltd.	307,121	5,636
	Nissin Corp.	188,569	5,617
[2]	Tokyotokeiba Co. Ltd.	200,222	5,612
	Future Corp.	490,051	5,611
	Orient Corp.	798,912	5,602
	Bando Chemical Industries Ltd.	433,207	5,579
	Nishio Holdings Co. Ltd.	204,682	5,561
	Sumitomo Densetsu Co. Ltd.	202,368	5,561
[2]	Ringer Hut Co. Ltd.	367,469	5,560
	Marusan Securities Co. Ltd.	800,935	5,537
	TPR Co. Ltd.	332,684	5,503
	IDOM Inc.	723,171	5,491
	Iriso Electronics Co. Ltd.	273,138	5,490
	Asahi Yukizai Corp.	171,357	5,485
	Nachi-Fujikoshi Corp.	247,426	5,468
	Oiles Corp.	349,139	5,466
	Nippon Signal Co. Ltd.	785,442	5,464
	Genky DrugStores Co. Ltd.	236,546	5,459
	Japan Pulp & Paper Co. Ltd.	123,472	5,450
[2]	Tama Home Co. Ltd.	181,552	5,431
	Belc Co. Ltd.	129,551	5,429
	Sumitomo Mitsui Construction Co. Ltd.	2,049,018	5,422
	Onward Holdings Co. Ltd.	1,459,325	5,417
	Nichireki Co. Ltd.	330,082	5,388
	Hamakyorex Co. Ltd.	169,702	5,381
	Nissan Shatai Co. Ltd.	860,583	5,372
[2]	TSI Holdings Co. Ltd.	895,324	5,372

		Shares	Market Value ($000)
	Totech Corp.	314,700	5,363
	Nikkiso Co. Ltd.	677,292	5,358
	Prestige International Inc.	1,126,177	5,347
	Lifedrink Co. Inc.	113,515	5,312
	Nittetsu Mining Co. Ltd.	166,228	5,272
	BML Inc.	264,031	5,267
	Shin-Etsu Polymer Co. Ltd.	490,631	5,266
	Joshin Denki Co. Ltd.	276,614	5,202
	Strike Co. Ltd.	192,299	5,194
	Mitani Sekisan Co. Ltd.	138,700	5,194
	Sun Frontier Fudousan Co. Ltd.	380,927	5,183
	Yamanashi Chuo Bank Ltd.	384,510	5,178
	Vital KSK Holdings Inc.	588,547	5,166
	Mimasu Semiconductor Industry Co. Ltd.	209,481	5,160
	Axial Retailing Inc.	750,836	5,142
	Takara Bio Inc.	668,620	5,132
	Takasago International Corp.	197,491	5,112
	United Arrows Ltd.	359,125	5,107
[2]	Sakura Internet Inc.	249,500	5,061
[2]	United Super Markets Holdings Inc.	843,306	5,052
	Sagami Holdings Corp.	448,741	5,029
	Ryobi Ltd.	364,848	5,003
	Tachi-S Co. Ltd.	377,270	5,000
*,2	RENOVA Inc.	814,455	4,992
	Yurtec Corp.	495,950	4,991
	Daikokutenbussan Co. Ltd.	70,033	4,980
	Kameda Seika Co. Ltd.	170,026	4,961
	Union Tool Co.	128,020	4,954
	Meisei Industrial Co. Ltd.	538,608	4,940
	Valqua Ltd.	201,622	4,932
	Nohmi Bosai Ltd.	298,172	4,925
[2]	Raksul Inc.	648,558	4,925
	Osaka Organic Chemical Industry Ltd.	212,655	4,921
	Okinawa Financial Group Inc.	254,671	4,902
	Press Kogyo Co. Ltd.	1,168,269	4,874
	Optex Group Co. Ltd.	427,050	4,869
	Toho Bank Ltd.	2,320,023	4,869
	Hirata Corp.	117,366	4,858
	Hakuto Co. Ltd.	144,959	4,855
	Retail Partners Co. Ltd.	431,380	4,837
	ESPEC Corp.	254,346	4,830
	Ishihara Sangyo Kaisha Ltd.	467,186	4,819
	JBCC Holdings Inc.	175,900	4,813
	Bell System24 Holdings Inc.	464,874	4,806
	Raiznext Corp.	390,762	4,801
*	PKSHA Technology Inc.	218,954	4,792
	S Foods Inc.	240,839	4,779
	Anicom Holdings Inc.	1,096,455	4,772
[2]	DyDo Group Holdings Inc.	263,510	4,768
	Tamura Corp.	1,057,588	4,755
	Furukawa Co. Ltd.	389,117	4,753
	Integrated Design & Engineering Holdings Co. Ltd.	176,630	4,752
	Riken Vitamin Co. Ltd.	251,901	4,748
	Kappa Create Co. Ltd.	374,661	4,716
	Tachibana Eletech Co. Ltd.	234,508	4,686
	Sumitomo Riko Co. Ltd.	462,950	4,673
	Aeon Hokkaido Corp.	763,846	4,669
	Aisan Industry Co. Ltd.	462,081	4,666
[2]	Yamae Group Holdings Co. Ltd.	297,900	4,660
	Yamagata Bank Ltd.	601,081	4,654
	Keihanshin Building Co. Ltd.	426,567	4,651
	Nippon Carbon Co. Ltd.	140,561	4,646
	Hibiya Engineering Ltd.	212,025	4,619
	CTI Engineering Co. Ltd.	138,200	4,618
	Okinawa Electric Power Co. Inc.	621,920	4,592
	Tsukishima Holdings Co. Ltd.	469,077	4,591
	WingArc1st Inc.	246,300	4,589
[2]	West Holdings Corp.	297,200	4,580
	Mitsui DM Sugar Holdings Co. Ltd.	207,454	4,558
	Piolax Inc.	277,719	4,550

		Shares	Market Value ($000)
	Teikoku Sen-I Co. Ltd.	273,595	4,542
	Kamei Corp.	302,056	4,532
[2]	Enplas Corp.	89,393	4,531
	Matsuyafoods Holdings Co. Ltd.	115,443	4,531
	Vision Inc.	497,285	4,477
	AOKI Holdings Inc.	489,480	4,474
[2]	Sumiseki Holdings Inc.	643,800	4,474
	Doshisha Co. Ltd.	292,743	4,470
	Fujibo Holdings Inc.	129,785	4,469
	Eagle Industry Co. Ltd.	317,093	4,464
	Bank of the Ryukyus Ltd.	546,053	4,452
	Sintokogio Ltd.	599,753	4,452
	Tokyu Construction Co. Ltd.	846,430	4,451
	Altech Corp.	249,300	4,450
	NS United Kaiun Kaisha Ltd.	137,603	4,448
	Furuno Electric Co. Ltd.	340,123	4,442
	Sanyo Special Steel Co. Ltd.	312,404	4,427
[2]	FP Partner Inc.	214,234	4,427
	Sakai Moving Service Co. Ltd.	249,568	4,424
	Miyazaki Bank Ltd.	195,822	4,420
	Broadleaf Co. Ltd.	1,073,568	4,417
	Happinet Corp.	203,390	4,411
*	Chiyoda Corp.	2,139,983	4,384
	MEC Co. Ltd.	174,170	4,383
	Asanuma Corp.	845,500	4,382
	Shima Seiki Manufacturing Ltd.	385,864	4,362
	Kurimoto Ltd.	138,433	4,360
	I'll Inc.	243,255	4,352
	Sinanen Holdings Co. Ltd.	122,269	4,351
	Aida Engineering Ltd.	764,977	4,348
	Sato Holdings Corp.	301,620	4,346
	TechMatrix Corp.	310,513	4,341
	Avex Inc.	433,097	4,335
[2]	Change Holdings Inc.	577,789	4,312
	ASKA Pharmaceutical Holdings Co. Ltd.	274,559	4,312
	eGuarantee Inc.	439,084	4,299
	RS Technologies Co. Ltd.	199,146	4,298
	Procrea Holdings Inc.	337,283	4,289
	Plus Alpha Consulting Co. Ltd.	334,274	4,284
	Nafco Co. Ltd.	214,500	4,283
	Futaba Industrial Co. Ltd.	847,093	4,281
	Asahi Diamond Industrial Co. Ltd.	673,145	4,273
	Roland Corp.	164,739	4,270
	Oita Bank Ltd.	188,440	4,265
	Mars Group Holdings Corp.	173,932	4,257
	TV Asahi Holdings Corp.	305,009	4,251
	Zuken Inc.	173,465	4,251
	Takamatsu Construction Group Co. Ltd.	203,164	4,242
	Tenma Corp.	228,144	4,241
	Cybozu Inc.	348,717	4,218
[2]	OSAKA Titanium Technologies Co. Ltd.	256,808	4,207
	Obara Group Inc.	157,718	4,196
[2]	K&O Energy Group Inc.	183,990	4,186
	Unipres Corp.	498,656	4,180
	Komori Corp.	512,394	4,168
	Maezawa Kyuso Industries Co. Ltd.	426,390	4,160
	Mirai Industry Co. Ltd.	172,546	4,158
	Hosokawa Micron Corp.	153,648	4,156
*	SRE Holdings Corp.	128,869	4,152
	Tosei REIT Investment Corp.	4,383	4,139
	Riken Technos Corp.	628,035	4,138
	Computer Engineering & Consulting Ltd.	316,464	4,135
[2]	Koshidaka Holdings Co. Ltd.	612,931	4,126
	Japan Transcity Corp.	638,886	4,118
	Torii Pharmaceutical Co. Ltd.	164,894	4,112
	Mirarth Holdings Inc.	1,144,739	4,110
	VT Holdings Co. Ltd.	1,181,556	4,108
	Arisawa Manufacturing Co. Ltd.	393,200	4,101
	Curves Holdings Co. Ltd.	744,930	4,092
	Shinagawa Refractories Co. Ltd.	333,900	4,084

		Shares	Market Value ($000)
[2]	Pasona Group Inc.	258,741	4,076
	SIGMAXYZ Holdings Inc.	412,100	4,072
	Digital Arts Inc.	127,478	4,047
	Pack Corp.	154,468	4,045
	Honeys Holdings Co. Ltd.	374,970	4,040
[2]	Health Care & Medical Investment Corp.	4,855	4,030
	Kyoei Steel Ltd.	301,135	4,008
	Seikitokyu Kogyo Co. Ltd.	347,300	3,998
	San ju San Financial Group Inc.	291,446	3,993
	Fukui Bank Ltd.	273,655	3,984
	Nippon Ceramic Co. Ltd.	240,256	3,976
	Kyokuyo Co. Ltd.	147,068	3,971
[2]	Toho Titanium Co. Ltd.	432,886	3,958
	SBS Holdings Inc.	215,231	3,957
	Anest Iwata Corp.	402,458	3,954
	Starzen Co. Ltd.	188,706	3,948
	Komehyo Holdings Co. Ltd.	138,400	3,944
[2]	Samty Residential Investment Corp.	5,772	3,942
	Godo Steel Ltd.	120,985	3,933
	Bank of Iwate Ltd.	208,363	3,911
	Oyo Corp.	235,320	3,909
	Hokuetsu Industries Co. Ltd.	272,200	3,879
	Starts Proceed Investment Corp.	2,989	3,878
	TOA Road Corp.	466,735	3,876
	Yokowo Co. Ltd.	300,479	3,874
	Trancom Co. Ltd.	86,978	3,864
	METAWATER Co. Ltd.	309,443	3,843
[2]	KeePer Technical Laboratory Co. Ltd.	158,496	3,837
	Canon Electronics Inc.	250,032	3,819
	Krosaki Harima Corp.	216,560	3,813
	Mandom Corp.	449,064	3,805
	ES-Con Japan Ltd.	550,465	3,800
	GLOBERIDE Inc.	271,498	3,796
	Goldcrest Co. Ltd.	198,388	3,792
	TRE Holdings Corp.	431,921	3,771
	Matsuya Co. Ltd.	525,337	3,765
	Kanto Denka Kogyo Co. Ltd.	588,202	3,759
	Siix Corp.	450,535	3,754
	Katakura Industries Co. Ltd.	268,866	3,749
	Nissei ASB Machine Co. Ltd.	101,073	3,746
	Sumitomo Seika Chemicals Co. Ltd.	105,456	3,737
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	173,035	3,728
	Koa Corp.	420,898	3,722
	SRA Holdings	128,331	3,722
	Comture Corp.	295,468	3,714
	Chofu Seisakusho Co. Ltd.	259,286	3,711
	Shinnihon Corp.	332,280	3,701
	Topy Industries Ltd.	238,694	3,695
	Aichi Steel Corp.	162,100	3,685
	Yahagi Construction Co. Ltd.	330,067	3,681
	Shikoku Bank Ltd.	466,785	3,678
	Shizuoka Gas Co. Ltd.	575,373	3,658
	Sanyo Chemical Industries Ltd.	133,380	3,656
	Ehime Bank Ltd.	444,056	3,654
	Saibu Gas Holdings Co. Ltd.	284,597	3,644
	World Co. Ltd.	239,326	3,584
	Chubu Steel Plate Co. Ltd.	213,200	3,584
	Tanseisha Co. Ltd.	580,032	3,576
	Tokai Corp.	239,657	3,576
	Akita Bank Ltd.	210,349	3,575
	Geo Holdings Corp.	324,820	3,567
	Yokorei Co. Ltd.	493,064	3,566
	G-Tekt Corp.	293,695	3,562
	Pressance Corp.	262,631	3,551
	Sankei Real Estate Inc.	6,258	3,540
*	Nippon Sheet Glass Co. Ltd.	1,264,102	3,539
	Teikoku Electric Manufacturing Co. Ltd.	196,895	3,537
[2]	ESCON Japan REIT Investment Corp.	4,473	3,532
[2]	PHC Holdings Corp.	470,689	3,531
	Daikyonishikawa Corp.	758,838	3,524

		Shares	Market Value ($000)
	Sala Corp.	635,700	3,523
	JM Holdings Co. Ltd.	184,068	3,522
*,2	Kourakuen Holdings Corp.	391,117	3,502
	Halows Co. Ltd.	114,593	3,492
	JP-Holdings Inc.	850,202	3,456
	Alconix Corp.	348,918	3,444
	Fujicco Co. Ltd.	278,097	3,442
[2]	Yondoshi Holdings Inc.	262,944	3,438
	Tonami Holdings Co. Ltd.	80,989	3,417
	Genki Sushi Co. Ltd.	132,083	3,415
	Denyo Co. Ltd.	191,700	3,398
	Septeni Holdings Co. Ltd.	1,330,200	3,369
	Insource Co. Ltd.	572,150	3,355
	Oriental Shiraishi Corp.	1,441,915	3,342
	Elan Corp.	544,980	3,341
	Miroku Jyoho Service Co. Ltd.	258,301	3,337
	J Trust Co. Ltd.	1,213,947	3,334
*,2	Universal Entertainment Corp.	325,800	3,323
	Kenko Mayonnaise Co. Ltd.	231,285	3,316
	Gree Inc.	933,805	3,302
	Seika Corp.	118,634	3,291
	Matsuda Sangyo Co. Ltd.	166,151	3,285
	JAC Recruitment Co. Ltd.	679,704	3,278
	Warabeya Nichiyo Holdings Co. Ltd.	188,422	3,253
	Hokuto Corp.	254,214	3,246
	Mitsuba Corp.	472,015	3,233
[2]	HI-LEX Corp.	333,798	3,230
	Hoosiers Holdings Co. Ltd.	424,008	3,224
	Cawachi Ltd.	173,762	3,222
	KAWADA TECHNOLOGIES Inc.	179,833	3,219
	Tochigi Bank Ltd.	1,345,380	3,201
	J-Oil Mills Inc.	229,351	3,199
	Chubu Shiryo Co. Ltd.	318,124	3,197
	Daiwa Industries Ltd.	302,404	3,184
	Sakai Chemical Industry Co. Ltd.	167,048	3,168
	Fixstars Corp.	278,115	3,167
	Raysum Co. Ltd.	140,100	3,163
	Gakken Holdings Co. Ltd.	438,373	3,160
*,2	Oisix ra daichi Inc.	344,383	3,157
	JCR Pharmaceuticals Co. Ltd.	803,775	3,136
	Nippon Fine Chemical Co. Ltd.	180,700	3,135
	Sumida Corp.	441,394	3,134
	Chiyoda Integre Co. Ltd.	138,244	3,116
	Marudai Food Co. Ltd.	266,157	3,115
	Hokkaido Gas Co. Ltd.	143,245	3,107
[2]	Daikoku Denki Co. Ltd.	125,400	3,103
	Kyokuto Securities Co. Ltd.	295,695	3,090
	Fukuda Corp.	74,795	3,088
	Sanyo Electric Railway Co. Ltd.	227,920	3,088
	Aiphone Co. Ltd.	151,602	3,085
	Transaction Co. Ltd.	257,900	3,083
	Nippon Thompson Co. Ltd.	765,699	3,080
	Itochu-Shokuhin Co. Ltd.	66,550	3,078
	Neturen Co. Ltd.	420,935	3,074
	gremz Inc.	190,800	3,069
	Chori Co. Ltd.	121,547	3,059
[2]	Alpen Co. Ltd.	208,002	3,059
	Stella Chemifa Corp.	110,824	3,054
	Nippon Road Co. Ltd.	271,690	3,044
	CI Takiron Corp.	534,505	3,043
	JSB Co. Ltd.	155,000	3,042
	Ines Corp.	255,765	3,037
	Daiki Aluminium Industry Co. Ltd.	363,952	3,018
*,2	Fujio Food Group Inc.	321,080	3,004
	KPP Group Holdings Co. Ltd.	605,209	3,004
[2]	Daisyo Corp.	367,593	2,980
	MARUKA FURUSATO Corp.	191,253	2,974
	CMK Corp.	828,954	2,971
	Daito Pharmaceutical Co. Ltd.	184,741	2,951
*	Nippon Chemi-Con Corp.	304,735	2,938

		Shares	Market Value ($000)
	Toenec Corp.	88,120	2,928
	France Bed Holdings Co. Ltd.	356,284	2,875
	Qol Holdings Co. Ltd.	282,132	2,864
	Key Coffee Inc.	202,885	2,863
	Zenrin Co. Ltd.	444,949	2,862
	ZIGExN Co. Ltd.	736,800	2,850
	Ryoden Corp.	149,700	2,844
[2]	Nippon Parking Development Co. Ltd.	2,062,338	2,836
*,2	Istyle Inc.	959,843	2,834
*	Tsubaki Nakashima Co. Ltd.	542,554	2,831
	Belluna Co. Ltd.	543,597	2,827
	Daiho Corp.	116,249	2,820
	Weathernews Inc.	73,472	2,804
	Aichi Corp.	332,120	2,799
	Tokushu Tokai Paper Co. Ltd.	108,388	2,798
	Bank of Saga Ltd.	153,167	2,795
	Proto Corp.	284,662	2,795
	Hochiki Corp.	182,621	2,776
	TOC Co. Ltd.	584,591	2,761
	Shinwa Co. Ltd.	155,076	2,758
[2]	BRONCO BILLY Co. Ltd.	116,560	2,746
	Hodogaya Chemical Co. Ltd.	80,484	2,740
	Mitsubishi Research Institute Inc.	86,624	2,731
	Avant Group Corp.	297,600	2,708
[2]	Rock Field Co. Ltd.	265,160	2,677
	Sodick Co. Ltd.	525,743	2,648
	m-up Holdings Inc.	298,600	2,647
	Shibusawa Warehouse Co. Ltd.	129,781	2,643
	Onoken Co. Ltd.	242,903	2,635
	Taki Chemical Co. Ltd.	88,504	2,619
	FULLCAST Holdings Co. Ltd.	261,365	2,618
	Rheon Automatic Machinery Co. Ltd.	254,644	2,617
	Seikagaku Corp.	439,460	2,617
	Nippon Denko Co. Ltd.	1,349,547	2,608
	Kyosan Electric Manufacturing Co. Ltd.	614,569	2,601
	Sparx Group Co. Ltd.	234,931	2,571
	Macromill Inc.	437,548	2,561
	Mie Kotsu Group Holdings Inc.	689,319	2,537
	Fujiya Co. Ltd.	138,283	2,504
	Nihon Nohyaku Co. Ltd.	515,473	2,502
	Ki-Star Real Estate Co. Ltd.	108,200	2,501
	YAKUODO Holdings Co. Ltd.	132,538	2,493
	Toyo Corp.	234,950	2,487
	M&A Capital Partners Co. Ltd.	175,182	2,481
	Rokko Butter Co. Ltd.	243,988	2,477
	G-7 Holdings Inc.	219,666	2,475
	COLOPL Inc.	605,174	2,460
	Carta Holdings Inc.	248,600	2,439
	Inageya Co. Ltd.	287,351	2,435
	Okabe Co. Ltd.	461,500	2,430
[2]	Pharma Foods International Co. Ltd.	332,248	2,429
	Toyo Kanetsu KK	97,414	2,423
	V Technology Co. Ltd.	124,471	2,422
	MTI Ltd.	433,831	2,417
	Tayca Corp.	213,480	2,413
*	Tatsuta Electric Wire & Cable Co. Ltd.	462,564	2,404
	Akatsuki Inc.	152,017	2,392
[2]	Nittoku Co. Ltd.	194,500	2,392
*,2	eRex Co. Ltd.	499,828	2,386
	Base Co. Ltd.	126,088	2,367
	Osaka Steel Co. Ltd.	137,991	2,342
	FIDEA Holdings Co. Ltd.	213,717	2,327
	LEC Inc.	310,390	2,322
	Icom Inc.	111,597	2,307
	Tekken Corp.	131,746	2,277
	JSP Corp.	148,738	2,271
	Ichikoh Industries Ltd.	685,574	2,257
	Giken Ltd.	190,321	2,249
	Daido Metal Co. Ltd.	566,052	2,246
	Wellneo Sugar Co. Ltd.	143,861	2,244

		Shares	Market Value ($000)
	Softcreate Holdings Corp.	187,626	2,240
[2]	Shin Nippon Biomedical Laboratories Ltd.	267,904	2,239
	St. Marc Holdings Co. Ltd.	156,312	2,237
	Feed One Co. Ltd.	350,489	2,221
	Vector Inc.	336,989	2,220
	Koatsu Gas Kogyo Co. Ltd.	345,938	2,215
	Dai Nippon Toryo Co. Ltd.	271,371	2,206
	Marvelous Inc.	505,889	2,202
	Elematec Corp.	172,671	2,201
*,2	giftee Inc.	275,200	2,200
	GMO Financial Holdings Inc.	513,100	2,194
	Xebio Holdings Co. Ltd.	271,572	2,191
	Tomoku Co. Ltd.	123,590	2,188
	Moriroku Holdings Co. Ltd.	119,690	2,168
	DKS Co. Ltd.	101,388	2,164
*,2	W-Scope Corp.	663,652	2,136
	Cosel Co. Ltd.	258,724	2,116
	Shindengen Electric Manufacturing Co. Ltd.	108,671	2,114
	Sanoh Industrial Co. Ltd.	317,394	2,107
	Toa Corp. (XTKS)	288,966	2,102
	Tokyo Energy & Systems Inc.	241,520	2,100
	Shinko Shoji Co. Ltd.	353,029	2,092
	Komatsu Matere Co. Ltd.	410,472	2,084
	Nitto Kohki Co. Ltd.	135,521	2,080
	Osaki Electric Co. Ltd.	456,309	2,069
	Fudo Tetra Corp.	129,329	2,064
	Ichiyoshi Securities Co. Ltd.	377,786	2,050
	Link & Motivation Inc.	629,673	2,035
	EM Systems Co. Ltd.	469,891	2,012
	DKK Co. Ltd.	139,794	2,001
	Yorozu Corp.	260,310	1,997
	Kanaden Corp.	184,843	1,996
*	Gurunavi Inc.	924,500	1,975
[2]	Kojima Co. Ltd.	273,792	1,971
	LITALICO Inc.	238,166	1,955
[2]	YA-MAN Ltd.	348,768	1,951
	Solasto Corp.	574,455	1,948
[2]	Gamecard-Joyco Holdings Inc.	126,200	1,941
	Sankyo Seiko Co. Ltd.	418,367	1,923
	Intage Holdings Inc.	178,801	1,912
	Kintetsu Department Store Co. Ltd.	122,578	1,909
*,2	PIA Corp.	90,611	1,902
[2]	Management Solutions Co. Ltd.	208,738	1,889
	Sankyo Tateyama Inc.	377,679	1,876
	Chiyoda Co. Ltd.	295,278	1,873
	Kanagawa Chuo Kotsu Co. Ltd.	81,685	1,868
	Nippon Beet Sugar Manufacturing Co. Ltd.	103,066	1,864
	Artnature Inc.	334,295	1,862
	Kyodo Printing Co. Ltd.	71,740	1,856
	Fuji Pharma Co. Ltd.	198,497	1,851
*	Remixpoint Inc.	1,579,037	1,842
	Okuwa Co. Ltd.	308,321	1,821
*	Pacific Metals Co. Ltd.	199,878	1,815
	Nichiban Co. Ltd.	141,256	1,813
	Tv Tokyo Holdings Corp.	73,882	1,806
	I-PEX Inc.	132,550	1,794
	Nippon Coke & Engineering Co. Ltd.	2,414,686	1,778
	Hisaka Works Ltd.	245,199	1,772
[2]	Chilled & Frozen Logistics Holdings Co. Ltd.	45,425	1,732
	Alpha Systems Inc.	85,528	1,727
[2]	Riso Kyoiku Co. Ltd.	1,066,782	1,727
	CTS Co. Ltd.	311,985	1,727
	Towa Bank Ltd.	374,287	1,721
	Futaba Corp.	423,667	1,687
*,2	Demae-Can Co. Ltd.	993,500	1,672
	NEC Capital Solutions Ltd.	58,299	1,658
	Takaoka Toko Co. Ltd.	123,552	1,657
	Ebase Co. Ltd.	373,436	1,654
	CAC Holdings Corp.	129,444	1,632
	ValueCommerce Co. Ltd.	207,007	1,627

		Shares	Market Value ($000)
	Yukiguni Maitake Co. Ltd.	236,544	1,609
	ST Corp.	151,279	1,605
*,2	Sourcenext Corp.	1,100,215	1,597
	World Holdings Co. Ltd.	109,483	1,595
	S-Pool Inc.	746,944	1,587
	Sanshin Electronics Co. Ltd.	109,705	1,582
*	TerraSky Co. Ltd.	106,065	1,569
	Maxvalu Tokai Co. Ltd.	73,932	1,563
[2]	KFC Holdings Japan Ltd.	36,106	1,560
	Midac Holdings Co. Ltd.	146,190	1,556
	Advan Group Co. Ltd.	251,472	1,550
	Central Security Patrols Co. Ltd.	83,714	1,539
	Fukui Computer Holdings Inc.	89,428	1,536
	Nihon Tokushu Toryo Co. Ltd.	184,325	1,529
	Shimizu Bank Ltd.	140,979	1,516
	Arakawa Chemical Industries Ltd.	190,185	1,505
	Nakayama Steel Works Ltd.	234,714	1,503
	Nippon Rietec Co. Ltd.	180,002	1,502
	Melco Holdings Inc.	68,470	1,501
	JDC Corp.	451,810	1,500
[2]	Takatori Corp.	72,000	1,488
	Achilles Corp.	143,074	1,487
[2]	Ministop Co. Ltd.	131,438	1,487
[2]	Aeon Fantasy Co. Ltd.	87,424	1,479
	WATAMI Co. Ltd.	229,305	1,447
[2]	Airtrip Corp.	153,912	1,446
	Studio Alice Co. Ltd.	101,187	1,444
	GMO GlobalSign Holdings KK	68,742	1,427
*	Roland DG Corp.	39,945	1,421
	Oro Co. Ltd.	83,683	1,421
	Yamashin-Filter Corp.	484,996	1,413
	Okura Industrial Co. Ltd.	73,358	1,411
*	KNT-CT Holdings Co. Ltd.	151,843	1,408
	Nippon Sharyo Ltd.	91,993	1,403
	Nihon Chouzai Co. Ltd.	132,162	1,388
*	Jamco Corp.	133,691	1,378
	Pronexus Inc.	159,749	1,376
	Digital Holdings Inc.	189,880	1,349
	Chuo Spring Co. Ltd.	174,625	1,339
	Asahi Co. Ltd.	135,196	1,338
	Taisei Lamick Co. Ltd.	70,181	1,316
	Furukawa Battery Co. Ltd.	143,204	1,307
	Ohara Inc.	135,380	1,292
	SBI ARUHI Corp.	199,827	1,255
	BrainPad Inc.	190,223	1,250
*	Right On Co. Ltd.	494,976	1,249
*	Gunosy Inc.	220,007	1,243
	Nisso Holdings Co. Ltd.	224,517	1,235
	FAN Communications Inc.	444,196	1,218
	Amuse Inc.	112,722	1,208
	WDB Holdings Co. Ltd.	97,499	1,192
[2]	Kitanotatsujin Corp.	996,661	1,186
	Iseki & Co. Ltd.	174,026	1,181
[2]	Inui Global Logistics Co. Ltd.	154,746	1,164
*	Atrae Inc.	198,634	1,155
	Yushin Precision Equipment Co. Ltd.	243,860	1,152
*,2	Japan Display Inc.	9,015,514	1,095
[2]	Abalance Corp.	150,600	1,084
	Tsutsumi Jewelry Co. Ltd.	73,899	1,068
*	Optim Corp.	237,769	1,067
	Nihon Trim Co. Ltd.	46,083	1,056
	Tess Holdings Co. Ltd.	389,000	1,055
	Kanamic Network Co. Ltd.	277,800	1,026
	Hokkan Holdings Ltd.	89,203	1,023
	Cleanup Corp.	195,110	955
*	Toho Zinc Co. Ltd.	178,543	934
	Shimojima Co. Ltd.	105,903	930
	Corona Corp. Class A	144,195	919
	Central Sports Co. Ltd.	53,594	908
	Fuso Pharmaceutical Industries Ltd.	58,827	891

		Shares	Market Value ($000)
	Airport Facilities Co. Ltd.	221,360	886
	Sekisui Kasei Co. Ltd.	293,806	880
	Tosho Co. Ltd.	178,618	866
	Pole To Win Holdings Inc.	291,633	863
	LIFULL Co. Ltd.	780,555	843
	Taiho Kogyo Co. Ltd.	170,788	842
*,2	Open Door Inc.	155,953	831
[2]	Fibergate Inc.	101,146	805
*	Net Protections Holdings Inc.	562,700	785
	IR Japan Holdings Ltd.	110,950	774
	Media Do Co. Ltd.	80,500	752
[2]	Nagatanien Holdings Co. Ltd.	36,205	742
[2]	Inaba Seisakusho Co. Ltd.	63,942	732
	MedPeer Inc.	177,785	726
*	FDK Corp.	159,222	722
	Kamakura Shinsho Ltd.	237,285	701
	Medical Data Vision Co. Ltd.	194,283	700
	Japan Medical Dynamic Marketing Inc.	145,320	683
	Takamiya Co. Ltd.	210,661	669
	Ubicom Holdings Inc.	72,570	643
	Hito Communications Holdings Inc.	99,333	632
	Gecoss Corp.	94,042	614
	Tokyo Individualized Educational Institute Inc.	213,449	588
	Wowow Inc.	72,440	559
[2]	CHIMNEY Co. Ltd.	59,708	544
	First Bank of Toyama Ltd.	57,000	496
*	OPEN Group Inc.	274,830	446
	robot home Inc.	358,171	413
	Shofu Inc.	12,450	392
	Direct Marketing MiX Inc.	215,562	331
	Shinsho Corp.	4,500	263
	Iwaki Co. Ltd.	6,500	132
			70,315,688
Kuwait (0.2%)
	Kuwait Finance House KSCP	146,147,197	352,453
	National Bank of Kuwait SAKP	109,191,479	323,761
	Mobile Telecommunications Co. KSCP	31,179,946	46,544
	Boubyan Bank KSCP	19,216,087	37,219
	Gulf Bank KSCP	28,987,957	29,496
	Mabanee Co. KPSC	9,266,812	25,429
	Agility Public Warehousing Co. KSC	21,556,541	19,357
	National Industries Group Holding SAK	25,944,602	19,113
	Humansoft Holding Co. KSC	1,374,223	11,847
	Boubyan Petrochemicals Co. KSCP	5,440,271	10,369
*	Warba Bank KSCP	16,308,600	9,661
*	Kuwait Projects Co. Holding KSCP	26,264,973	9,113
	Boursa Kuwait Securities Co. KPSC	1,344,936	9,103
	Burgan Bank SAK	13,502,971	8,437
	Salhia Real Estate Co. KSCP	5,919,942	8,239
	Kuwait International Bank KSCP	12,882,880	7,883
	Kuwait Telecommunications Co.	4,459,273	7,827
	Integrated Holding Co. KCSC	2,410,865	4,485
*	National Real Estate Co. KPSC	15,422,762	4,066
	Jazeera Airways Co. KSCP	1,136,931	3,447
*	Alimtiaz Investment Group KSC	14,456,879	2,334
	Al Ahli Bank of Kuwait KSCP	778,585	780
	Kuwait Real Estate Co. KSC	794,243	627
	Commercial Real Estate Co. KSC	786,070	376
	Gulf Cables & Electrical Industries Group Co. KSCP	20,796	118
			952,084
Malaysia (0.5%)
	Malayan Banking Bhd.	104,986,368	233,550
	Public Bank Bhd.	206,229,515	189,063
	CIMB Group Holdings Bhd.	115,958,123	187,496
	Tenaga Nasional Bhd.	60,895,550	186,700
	Press Metal Aluminium Holdings Bhd.	51,324,488	59,925
	Gamuda Bhd.	34,900,912	59,684
	IHH Healthcare Bhd.	42,085,902	57,707
	MISC Bhd.	29,759,802	56,969

		Shares	Market Value ($000)
	Petronas Gas Bhd.	13,312,512	52,769
	YTL Corp. Bhd.	68,677,300	51,079
	Petronas Chemicals Group Bhd.	39,540,458	49,932
	SD Guthrie Bhd.	50,613,769	49,285
	Celcomdigi Bhd.	55,361,780	45,821
	IJM Corp. Bhd.	49,671,121	37,887
	AMMB Holdings Bhd.	38,280,720	37,614
	RHB Bank Bhd.	29,513,069	36,685
	Hong Leong Bank Bhd.	8,687,182	36,475
	Kuala Lumpur Kepong Bhd.	7,819,244	35,902
	YTL Power International Bhd.	35,009,300	35,597
	Inari Amertron Bhd.	42,825,078	35,308
	IOI Corp. Bhd.	41,599,038	34,611
	Malaysia Airports Holdings Bhd.	15,412,735	34,367
	Axiata Group Bhd.	62,653,035	32,764
	PPB Group Bhd.	9,660,945	31,200
	Maxis Bhd.	40,484,861	31,124
	Sime Darby Bhd.	54,908,574	31,100
	Genting Bhd.	30,037,718	30,953
	Dialog Group Bhd.	53,330,259	29,506
[3]	MR DIY Group M Bhd.	53,776,100	24,589
	Telekom Malaysia Bhd.	16,046,498	24,369
	Genting Malaysia Bhd.	39,539,919	22,404
	QL Resources Bhd.	15,127,564	22,014
	Nestle Malaysia Bhd.	888,770	21,023
	Petronas Dagangan Bhd.	4,851,140	18,743
	TIME dotCom Bhd.	15,739,785	17,613
	Frontken Corp. Bhd.	17,900,750	16,794
*	Top Glove Corp. Bhd.	70,957,798	15,923
	Bursa Malaysia Bhd.	7,632,008	15,890
	My EG Services Bhd.	72,953,862	15,741
*	Hartalega Holdings Bhd.	23,554,794	15,640
	Yinson Holdings Bhd.	29,944,204	15,576
	Fraser & Neave Holdings Bhd.	2,191,108	14,700
	KPJ Healthcare Bhd.	34,002,867	13,779
	United Plantations Bhd.	2,403,700	13,704
	Alliance Bank Malaysia Bhd.	15,178,053	13,618
	Hong Leong Financial Group Bhd.	3,288,832	12,314
*	Chin Hin Group Bhd.	17,206,000	12,247
	HAP Seng Consolidated Bhd.	12,581,300	11,772
	SP Setia Bhd. Group	33,684,978	11,755
	VS Industry Bhd.	41,899,996	11,048
	IOI Properties Group Bhd.	21,513,200	9,980
	Kossan Rubber Industries Bhd.	21,281,386	9,824
	Malaysian Pacific Industries Bhd.	1,140,600	9,353
	Axis REIT	22,543,801	8,881
	Pentamaster Corp. Bhd.	7,735,550	8,248
	CTOS Digital Bhd.	25,856,900	8,000
	Scientex Bhd.	8,653,024	7,984
	Bank Islam Malaysia Bhd.	14,288,200	7,745
*	Greatech Technology Bhd.	6,201,700	7,178
	Bermaz Auto Bhd.	13,528,601	7,158
	D&O Green Technologies Bhd.	9,184,800	6,945
*	Bumi Armada Bhd.	53,499,305	6,347
	MBSB Bhd.	34,198,984	6,069
*	Berjaya Corp. Bhd.	58,528,190	5,422
	UEM Sunrise Bhd.	21,055,055	5,193
	Hibiscus Petroleum Bhd.	8,606,740	4,511
	Malaysian Resources Corp. Bhd.	32,175,601	4,351
*	Supermax Corp. Bhd.	21,678,543	4,248
*	WCT Holdings Bhd.	14,807,777	4,230
	Cahya Mata Sarawak Bhd.	12,651,370	3,997
	British American Tobacco Malaysia Bhd.	2,123,069	3,856
	Sports Toto Bhd.	9,749,179	3,505
*	Dagang NeXchange Bhd.	38,184,600	3,496
*	UWC Bhd.	5,500,300	3,453
	Padini Holdings Bhd.	4,674,445	3,448
	Velesto Energy Bhd.	70,180,212	3,285
	DRB-Hicom Bhd.	10,771,617	3,144
	Syarikat Takaful Malaysia Keluarga Bhd.	3,497,100	2,840

		Shares	Market Value ($000)
	FGV Holdings Bhd.	8,165,200	2,292
*,3	Lotte Chemical Titan Holding Bhd.	8,206,647	1,913
*	Astro Malaysia Holdings Bhd.	20,518,264	1,250
*	PMB Technology Bhd.	2,439,328	957
	Sunway Bhd.	801,800	749
	Sime Darby Property Bhd.	1,328,200	458
	Heineken Malaysia Bhd.	77,700	390
			2,323,029
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	40,162,474	300,954
	Fomento Economico Mexicano SAB de CV	25,363,580	280,087
	America Movil SAB de CV Class B	312,893,259	261,318
	Grupo Mexico SAB de CV Class B	43,942,786	247,651
	Wal-Mart de Mexico SAB de CV	71,914,900	239,163
	Cemex SAB de CV	190,449,800	123,075
	Grupo Bimbo SAB de CV Class A	30,224,600	105,724
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,780,095	83,831
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,827,313	77,018
*	Grupo Financiero Inbursa SAB de CV	27,499,813	66,967
	Coca-Cola Femsa SAB de CV	7,288,254	66,135
	Arca Continental SAB de CV	6,118,868	60,213
	Fibra Uno Administracion SA de CV	39,832,049	50,627
	Gruma SAB de CV Class B	2,474,093	46,255
[1]	Grupo Elektra SAB de CV	837,969	42,501
	Grupo Carso SAB de CV	6,293,157	40,466
	Corp. Inmobiliaria Vesta SAB de CV	11,771,933	34,474
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,835,614	32,927
	Prologis Property Mexico SA de CV	9,629,690	32,149
[3]	Banco del Bajio SA	9,814,737	29,248
	Alfa SAB de CV Class A	50,339,559	28,938
	Promotora y Operadora de Infraestructura SAB de CV	2,887,350	27,118
	Grupo Comercial Chedraui SA de CV	3,572,571	26,625
*	Industrias Penoles SAB de CV	1,729,787	25,270
	Regional SAB de CV	3,286,466	23,852
	TF Administradora Industrial S de RL de CV	10,689,590	22,990
	Alsea SAB de CV	7,276,621	21,969
	Qualitas Controladora SAB de CV	2,288,312	21,094
	Kimberly-Clark de Mexico SAB de CV Class A	11,506,041	20,466
	El Puerto de Liverpool SAB de CV	2,754,558	19,334
	GCC SAB de CV	2,262,344	19,209
[3]	FIBRA Macquarie Mexico	10,897,823	18,197
	Orbia Advance Corp. SAB de CV	13,397,997	17,194
	Gentera SAB de CV	13,779,028	16,337
	Operadora De Sites Mexicanos SAB de CV	17,307,504	15,012
	Grupo Televisa SAB	33,197,262	14,664
	Cemex SAB de CV ADR	1,978,203	12,700
	Becle SAB de CV	7,534,156	12,407
	La Comer SAB de CV	6,510,956	12,116
	Genomma Lab Internacional SAB de CV Class B	10,362,108	10,701
[2]	Grupo Aeroportuario del Pacifico SAB de CV ADR	61,772	9,883
	Bolsa Mexicana de Valores SAB de CV	6,346,741	9,879
	Megacable Holdings SAB de CV	4,153,749	9,763
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,839,712	7,905
*,3	Grupo Traxion SAB de CV Class A	5,322,624	6,394
*,3	Nemak SAB de CV	29,415,715	4,010
*	Grupo Rotoplas SAB de CV	2,654,961	3,741
	Concentradora Fibra Danhos SA de CV	3,104,146	3,406
*	Alpek SAB de CV Class A	4,906,017	3,263
*	Ollamani SAB	1,432,983	3,238
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	1,736
	Sempra	2	—
			2,670,194
Netherlands (2.8%)
	ASML Holding NV	5,475,062	5,098,221
	ING Groep NV	43,245,995	784,956
	Prosus NV	20,232,730	705,784
	Wolters Kluwer NV	3,345,275	560,030
*,3	Adyen NV	410,481	502,117
	ASM International NV	646,780	444,998

		Shares	Market Value ($000)
	Koninklijke Ahold Delhaize NV	13,030,433	419,778
	Heineken NV	3,823,961	339,341
*	Koninklijke Philips NV	11,070,460	310,966
	DSM-Firmenich AG	2,404,320	306,957
[2]	Universal Music Group NV	10,474,498	249,550
	Koninklijke KPN NV	52,516,162	206,923
	NN Group NV	3,809,916	191,198
	ArcelorMittal SA	6,729,194	153,228
	Akzo Nobel NV	2,373,878	146,782
	Exor NV	1,388,266	142,315
	BE Semiconductor Industries NV	1,058,569	136,370
	Heineken Holding NV	1,814,820	133,735
	Aegon Ltd.	19,909,931	128,842
	IMCD NV	790,378	113,651
[3]	ABN AMRO Bank NV	6,412,354	111,940
[3]	Euronext NV	1,099,026	111,115
	ASR Nederland NV	2,048,317	102,912
	Randstad NV	1,480,753	72,120
	Arcadis NV	1,006,756	71,904
*	InPost SA	3,042,484	52,713
	Aalberts NV	1,338,610	51,185
[3]	Signify NV	1,759,165	43,547
	Fugro NV	1,567,901	41,875
	Koninklijke Vopak NV	904,984	40,428
	SBM Offshore NV	2,163,556	35,063
*,3	Just Eat Takeaway.com NV	2,651,573	33,793
	OCI NV	1,335,304	32,181
	JDE Peet's NV	1,354,530	29,787
	Allfunds Group plc	4,614,732	27,737
[3]	CTP NV	1,524,984	26,718
	TKH Group NV	559,005	24,497
	Van Lanschot Kempen NV	530,218	22,947
*,2	Galapagos NV	689,935	18,445
	Corbion NV	820,825	18,374
*,2,3	Basic-Fit NV	727,775	17,606
	APERAM SA	597,958	16,249
	Koninklijke BAM Groep NV	3,783,571	15,681
	Eurocommercial Properties NV	624,990	15,567
	Wereldhave NV	593,565	8,903
[2]	Flow Traders Ltd.	459,113	7,654
[2]	AMG Critical Materials NV	449,012	7,638
[2]	PostNL NV	4,962,726	7,327
	Sligro Food Group NV	497,458	6,611
	Vastned Retail NV	237,673	6,023
*,2,3	Alfen NV	300,792	5,561
[2]	NSI NV	251,783	5,339
*,2	TomTom NV	937,988	5,146
	Brunel International NV	315,595	3,598
[3]	B&S Group Sarl	343,131	1,757
			12,175,683
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,998,208	154,404
	Infratil Ltd.	12,931,920	83,078
	Auckland International Airport Ltd.	18,262,390	81,353
	Meridian Energy Ltd.	17,297,571	67,028
	Spark New Zealand Ltd.	25,509,869	65,560
	Contact Energy Ltd.	11,247,975	56,912
	Mainfreight Ltd.	1,110,791	49,313
*	a2 Milk Co. Ltd.	9,978,988	47,106
	EBOS Group Ltd.	2,188,305	46,951
	Mercury NZ Ltd.	9,567,578	39,230
*	Ryman Healthcare Ltd.	8,443,361	22,823
	Summerset Group Holdings Ltd.	3,138,783	20,948
	Fletcher Building Ltd.	10,366,113	19,320
	Goodman Property Trust	14,767,294	18,169
	Precinct Properties Group	18,469,067	13,312
	Freightways Group Ltd.	2,261,296	12,252
	Kiwi Property Group Ltd.	22,111,583	11,875
	Genesis Energy Ltd.	7,816,837	10,315

		Shares	Market Value ($000)
	SKYCITY Entertainment Group Ltd.	10,489,014	9,722
	Vector Ltd.	3,430,488	7,665
	Vital Healthcare Property Trust	6,599,134	7,470
	Air New Zealand Ltd.	21,127,673	7,288
	Argosy Property Ltd.	11,588,036	7,283
	Stride Property Group	7,578,141	5,772
	Scales Corp. Ltd.	1,457,698	3,062
	SKY Network Television Ltd.	1,930,492	2,918
	Fletcher Building Ltd. (XASX)	312,070	592
*	Synlait Milk Ltd.	255,416	44
			871,765
Norway (0.5%)
	Equinor ASA	12,043,499	318,914
	DNB Bank ASA	13,864,895	286,449
	Telenor ASA	8,792,807	104,833
	Kongsberg Gruppen ASA	1,030,024	103,574
	Mowi ASA	6,132,715	103,511
	Aker BP ASA	4,260,913	103,175
	Norsk Hydro ASA	18,231,036	101,125
	Orkla ASA	10,606,153	89,511
	Yara International ASA	2,270,267	64,672
	Subsea 7 SA	3,280,095	63,093
	Storebrand ASA	5,617,831	56,386
	TOMRA Systems ASA	3,264,442	53,809
	Salmar ASA	880,921	50,684
	Frontline plc	1,990,447	49,067
	Gjensidige Forsikring ASA	2,362,354	39,966
	Var Energi ASA	12,332,768	39,287
	Bakkafrost P/F	711,160	37,147
	Schibsted ASA Class A	1,267,633	36,419
*	Seadrill Ltd.	640,847	35,290
	SpareBank 1 SR-Bank ASA	2,597,550	33,346
	TGS ASA	2,712,403	33,168
*	Nordic Semiconductor ASA	2,639,734	32,649
	Hafnia Ltd.	3,625,621	28,727
	Schibsted ASA Class B	1,012,063	27,511
	SpareBank 1 SMN	1,777,473	26,507
	Borregaard ASA	1,368,317	23,432
[2]	Borr Drilling Ltd.	3,237,245	21,995
	Golden Ocean Group Ltd.	1,684,296	20,933
	Aker ASA Class A	335,216	19,664
	Protector Forsikring ASA	950,574	19,645
*	Cadeler A/S	2,941,095	19,004
*,3	AutoStore Holdings Ltd.	14,966,764	18,864
[3]	BW LPG Ltd.	1,152,316	18,730
	Aker Solutions ASA	3,711,048	17,706
	Leroy Seafood Group ASA	3,898,868	16,933
	Hoegh Autoliners ASA	1,536,291	16,793
	Veidekke ASA	1,489,220	16,648
	Atea ASA	1,112,793	14,809
*,3	Crayon Group Holding ASA	1,135,283	13,544
[3]	Europris ASA	2,237,745	13,352
*,3	Scatec ASA	1,637,805	13,220
	Wallenius Wilhelmsen ASA	1,388,005	12,906
*,2	NEL ASA	23,444,676	12,632
	DNO ASA	11,772,134	11,988
	Stolt-Nielsen Ltd.	302,006	11,844
	FLEX LNG Ltd.	409,695	11,046
	MPC Container Ships ASA	5,191,680	10,892
*,3	Entra ASA	951,052	10,691
	Austevoll Seafood ASA	1,214,533	10,030
*,3	Elkem ASA	4,076,978	8,508
	Bonheur ASA	274,376	7,154
	Wilh Wilhelmsen Holding ASA Class A	168,655	5,973
*	Hexagon Composites ASA	1,771,027	5,395
	Grieg Seafood ASA	763,180	4,452
	BW Offshore Ltd.	1,174,994	3,275
*	BW Energy Ltd.	1,145,578	3,258
*	Aker Carbon Capture ASA	4,493,530	2,623

		Shares	Market Value ($000)
*	DOF Group ASA	104,182	1,077
*,2	Cavendish Hydrogen ASA	468,890	799
			2,338,635
Other (0.1%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	12,737,296	564,135
Pakistan (0.0%)
	Hub Power Co. Ltd.	13,210,246	6,952
	Fauji Fertilizer Co. Ltd.	8,388,244	5,431
	Engro Corp. Ltd.	3,880,786	4,618
	Oil & Gas Development Co. Ltd.	9,754,214	4,523
	Engro Fertilizers Ltd.	7,208,646	4,341
	Habib Bank Ltd.	9,028,327	4,273
	Pakistan Petroleum Ltd.	10,341,122	4,159
	United Bank Ltd.	4,284,561	3,996
	Lucky Cement Ltd.	1,236,639	3,869
	Pakistan Oilfields Ltd.	1,913,137	3,838
	Millat Tractors Ltd.	1,346,175	3,035
	Pakistan State Oil Co. Ltd.	4,810,602	2,756
*	TRG Pakistan	5,938,450	1,143
	Systems Ltd.	592,657	886
			53,820
Philippines (0.2%)
	International Container Terminal Services Inc.	15,271,490	93,243
	BDO Unibank Inc.	32,942,333	77,490
	SM Prime Holdings Inc.	148,900,536	73,571
	Bank of the Philippine Islands	29,342,939	61,006
	Ayala Land Inc.	102,695,000	51,994
	Ayala Corp.	4,462,472	44,887
	PLDT Inc.	1,267,305	32,906
	Metropolitan Bank & Trust Co.	25,211,353	29,666
	Universal Robina Corp.	12,199,820	24,894
	Jollibee Foods Corp.	6,284,920	24,803
	Manila Electric Co.	3,646,505	24,358
	JG Summit Holdings Inc.	41,151,552	19,611
	Globe Telecom Inc.	431,932	15,932
[3]	Monde Nissin Corp.	98,255,770	15,445
	GT Capital Holdings Inc.	1,367,202	13,830
	ACEN Corp.	133,728,440	12,586
	DMCI Holdings Inc.	54,864,534	10,687
	San Miguel Corp.	5,633,989	9,641
	Century Pacific Food Inc.	16,217,536	9,600
	Semirara Mining & Power Corp. Class A	15,840,162	9,081
*	Bloomberry Resorts Corp.	57,785,740	8,191
	AREIT Inc.	11,046,973	7,002
*	Converge Information & Communications Technology Solutions Inc.	32,645,337	6,466
	Robinsons Land Corp.	25,294,033	6,414
	LT Group Inc.	35,922,200	6,064
	Wilcon Depot Inc.	19,110,008	5,731
	Puregold Price Club Inc.	12,517,221	5,645
	Megaworld Corp.	149,636,399	4,643
	D&L Industries Inc.	35,282,810	3,594
	Alliance Global Group Inc.	14,407,536	2,216
	First Gen Corp.	5,589,768	1,658
*	Cebu Air Inc.	2,500,350	1,259
			714,114
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	11,853,373	176,158
	ORLEN SA	8,011,263	130,632
	Powszechny Zaklad Ubezpieczen SA	7,805,729	95,590
	Bank Polska Kasa Opieki SA	2,179,714	88,303
*,3	Allegro.eu SA	7,812,653	71,767
	KGHM Polska Miedz SA	1,900,261	65,325
	Santander Bank Polska SA	464,139	61,163
*,3	Dino Polska SA	671,138	59,646
	LPP SA	15,481	59,353
[2]	CD Projekt SA	907,636	36,434
	Alior Bank SA	1,277,887	30,630

		Shares	Market Value ($000)
	Budimex SA	176,037	28,330
*	mBank SA	179,818	28,268
	Grupa Kety SA	134,168	27,832
	KRUK SA	242,520	27,143
*	PGE Polska Grupa Energetyczna SA	12,186,502	22,438
*,2	CCC SA	634,344	20,169
*	Bank Millennium SA	8,382,489	19,218
	Orange Polska SA	9,189,142	18,411
	Benefit Systems SA	23,114	15,467
	Asseco Poland SA	708,637	15,020
*	Tauron Polska Energia SA	13,183,897	12,633
	Bank Handlowy w Warszawie SA	438,875	10,764
*	Enea SA	3,593,080	9,994
*,2,3	Pepco Group NV	2,059,559	9,962
*,2	Cyfrowy Polsat SA	2,015,762	6,594
*	AmRest Holdings SE	969,091	6,037
*,2	Jastrzebska Spolka Weglowa SA	707,989	4,767
	Warsaw Stock Exchange	422,061	4,520
*,2	Grupa Azoty SA	650,504	2,962
[3]	XTB SA	85,288	1,359
			1,166,889
Portugal (0.1%)
	EDP SA	41,919,131	172,768
	Galp Energia SGPS SA	6,065,688	127,540
	Jeronimo Martins SGPS SA	3,824,845	66,830
	EDP Renovaveis SA	4,219,855	65,602
	Banco Comercial Portugues SA	107,171,074	45,178
	Navigator Co. SA	3,489,832	14,160
	REN - Redes Energeticas Nacionais SGPS SA	5,219,497	13,237
	Sonae SGPS SA	12,634,714	12,888
	NOS SGPS SA	2,954,379	11,367
*,2	Greenvolt-Energias Renovaveis SA	945,535	8,516
	CTT-Correios de Portugal SA	1,318,529	5,959
	Altri SGPS SA	1,011,853	5,500
	Corticeira Amorim SGPS SA	460,403	4,531
	Mota-Engil SGPS SA	1,135,409	4,455
	Semapa-Sociedade de Investimento e Gestao	200,114	3,238
			561,769
Qatar (0.2%)
	Qatar National Bank QPSC	61,843,464	259,382
	Qatar Islamic Bank QPSC	23,261,615	125,770
	Industries Qatar QSC	21,962,645	79,038
	Masraf Al Rayan QSC	86,054,336	55,052
	Commercial Bank PSQC	46,757,940	53,671
	Qatar Gas Transport Co. Ltd.	38,055,203	47,097
	Qatar Navigation QSC	14,396,821	46,868
	Qatar International Islamic Bank QSC	16,269,431	46,606
	Mesaieed Petrochemical Holding Co.	86,162,915	39,571
	Ooredoo QPSC	11,471,168	32,923
	Qatar Fuel QSC	8,100,114	32,784
	Qatar Electricity & Water Co. QSC	6,303,482	26,627
	Dukhan Bank	24,106,210	24,786
	Barwa Real Estate Co.	29,572,054	22,568
	Doha Bank QPSC	32,570,806	13,254
	Gulf International Services QSC	12,778,164	12,122
	Qatar Aluminum Manufacturing Co.	33,142,551	11,834
	Vodafone Qatar QSC	23,201,658	10,766
	United Development Co. QSC	25,603,044	7,739
	Al Meera Consumer Goods Co. QSC	1,402,560	5,640
*	Ezdan Holding Group QSC	21,784,843	4,567
			958,665
Romania (0.0%)
	Banca Transilvania SA	11,335,684	71,513
	OMV Petrom SA	242,437,701	41,650
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,097,859	29,739
	Societatea Energetica Electrica SA	2,171,222	7,675
	Societatea Nationala Nuclearelectrica SA	728,437	7,445
*	MED Life SA	4,236,930	5,347

		Shares	Market Value ($000)
	One United Properties SA	23,517,914	4,362
*	Teraplast SA	15,627,857	1,844
			169,575
Russia (0.0%)
*,1	Sberbank of Russia PJSC	131,579,417	—
*,1	Mechel PJSC ADR	691,625	—
*,1	Surgutneftegas PJSC ADR	16,584	—
*,1	Sistema AFK PAO GDR	697	—
*,1	Novatek PJSC GDR	7,017	—
*,1	Unipro PJSC	159,150,678	—
*,1	Severstal PAO GDR	543,443	—
*,1	PhosAgro PJSC	452,919	—
*,1	OGK-2 PJSC	282,563,407	—
*,1	Polyus PJSC	50,544	—
*,1	Raspadskaya OJSC	802,310	—
*,1	TGC-1 PJSC	7,192,136,259	—
*,1	RusHydro PJSC	1,558,337,672	—
*,1	Aeroflot PJSC	13,516,903	—
*,1	Rostelecom PJSC	12,792,702	—
*,1	Mechel PJSC	1,344,496	—
*,1	Tatneft PJSC	15,352,037	—
*,1	Novolipetsk Steel PJSC	5,216,652	—
*,1	Mobile TeleSystems PJSC	6,090,423	—
*,1	Magnit PJSC	959,764	—
*,1	Novatek PJSC	13,650,994	—
*,1	Gazprom PJSC	135,012,958	—
*,1	Mosenergo PJSC	75,973,956	—
*,1	Federal Grid Co. - Rosseti PJSC (Registered)	6,617,393,674	—
*,1	LUKOIL PJSC	4,927,110	—
*,1	M.Video PJSC	692,424	—
*,1	Rosneft Oil Co. PJSC	15,028,017	—
*,1	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
*,1	VTB Bank PJSC	13,066,778	—
*,1	GMK Norilskiy Nickel PAO	64,346,900	—
*,1	Inter RAO UES PJSC	463,184,131	—
*,1	EL5-ENERO PJSC	162,490,090	—
*,1	Bashneft PJSC	215,214	—
*,1	Sistema AFK PAO	38,039,921	—
*,1	Severstal PAO	1,964,967	—
*,1	Surgutneftegas PJSC	89,794,608	—
*,1	Alrosa PJSC	32,391,627	—
*,1	Moscow Exchange MICEX-RTS PJSC	18,622,385	—
*,1,3	Detsky Mir PJSC	6,909,739	—
*,1	GMK Norilskiy Nickel PAO ADR	21,237	—
*,1	Polyus PJSC GDR	618,167	—
*,1	LSR Group PJSC Class A	25,742	—
*,1	United Co. RUSAL International PJSC	32,707,076	—
*,1	Credit Bank of Moscow PJSC	170,771,500	—
*,1	Sovcomflot PJSC	2,097,559	—
*,1	Novorossiysk Commercial Sea Port PJSC	35,580,873	—
*,1	Cherkizovo Group PJSC	16,416	—
*,1	Gruppa Kompanii Samolyot PAO	109,996	—
*,1	Bank St. Petersburg PJSC	314,414	—
*,1	IDGC of Centre & Volga Region PJSC	45,593,366	—
*,1,3	Segezha Group PJSC	16,822,200	—
*,1	PhosAgro PJSC GDR	8,608	—
			—
Saudi Arabia (1.1%)
	Al Rajhi Bank	27,294,898	622,345
[3]	Saudi Arabian Oil Co.	62,479,189	459,648
	Saudi National Bank	40,551,176	409,744
	ACWA Power Co.	3,000,636	315,938
	Saudi Basic Industries Corp.	12,537,431	263,282
	Saudi Telecom Co.	24,996,100	256,758
*	Saudi Arabian Mining Co.	16,873,511	193,746
	Riyad Bank	20,454,293	149,631
	Alinma Bank	17,061,591	147,362
	Saudi Awwal Bank	13,204,768	138,166
	SABIC Agri-Nutrients Co.	3,251,455	102,026

		Shares	Market Value ($000)
	Dr Sulaiman Al Habib Medical Services Group Co.	1,179,119	90,529
	Elm Co.	357,237	87,121
	Bank AlBilad	8,527,239	83,578
	Banque Saudi Fransi	8,153,254	80,404
	Etihad Etisalat Co.	5,296,649	73,572
	Arab National Bank	12,363,517	70,716
	Bupa Arabia for Cooperative Insurance Co.	1,034,145	63,501
	Almarai Co. JSC	3,376,615	54,383
	Saudi Electricity Co.	10,898,098	49,655
*	Savola Group	3,647,632	44,371
	Mouwasat Medical Services Co.	1,324,676	42,623
	Saudi Tadawul Group Holding Co.	669,509	41,315
	Yanbu National Petrochemical Co.	3,809,676	41,075
*	Al Rajhi Co. for Co-operative Insurance	683,817	39,794
	Co. for Cooperative Insurance	1,025,920	39,366
*	Saudi Research & Media Group	546,742	38,042
	Sahara International Petrochemical Co.	4,951,028	37,676
*	Ades Holding Co.	6,043,552	32,879
*	Bank Al-Jazira	6,950,703	31,860
	Saudi Investment Bank	8,483,115	28,896
	Jarir Marketing Co.	8,130,291	28,146
	Saudi Industrial Investment Group	5,126,536	27,911
	SAL Saudi Logistics Services	332,566	27,869
	Arabian Internet & Communications Services Co.	349,185	27,372
*	Dar Al Arkan Real Estate Development Co.	7,323,181	26,441
	Nahdi Medical Co.	717,453	25,402
	Saudi Aramco Base Oil Co.	697,536	24,188
	Dallah Healthcare Co.	519,000	22,890
*	Saudi Kayan Petrochemical Co.	10,219,507	22,222
	Riyadh Cables Group Co.	840,200	21,902
	Aldrees Petroleum & Transport Services Co.	679,242	20,425
	Astra Industrial Group	475,009	20,223
	Saudia Dairy & Foodstuff Co.	212,539	19,456
	Abdullah Al Othaim Markets Co.	6,090,579	19,004
*	Advanced Petrochemical Co.	1,764,923	18,807
	Leejam Sports Co. JSC	349,677	18,630
	Mobile Telecommunications Co. Saudi Arabia	6,086,252	17,660
	Saudi Chemical Co. Holding	5,743,289	17,295
	Power & Water Utility Co. for Jubail & Yanbu	1,052,560	17,277
	Catrion Catering Holding Co.	557,460	17,240
*	Saudi Ground Services Co.	1,239,289	16,912
	National Medical Care Co.	306,251	16,880
*,2	National Agriculture Development Co.	2,044,133	15,696
	National Gas & Industrialization Co.	509,996	14,476
	Al Hammadi Holding	1,082,234	13,537
*	Seera Group Holding	2,038,588	13,479
*	National Industrialization Co.	4,532,439	13,446
[3]	Arabian Centres Co.	2,510,234	13,373
	United Electronics Co.	538,993	13,201
	Arabian Drilling Co.	368,109	12,720
*	Arabian Contracting Services Co.	208,988	12,599
*	Middle East Healthcare Co.	584,797	12,322
	Yamama Cement Co.	1,385,281	12,269
	Saudi Cement Co.	1,025,260	11,662
	United International Transportation Co.	487,281	11,617
*	Rabigh Refining & Petrochemical Co.	5,838,521	10,987
*	Saudi Real Estate Co.	1,832,794	10,965
	Qassim Cement Co.	749,978	10,775
	Al Masane Al Kobra Mining Co.	614,512	9,726
*	Emaar Economic City	5,049,867	9,692
	Al-Dawaa Medical Services Co.	386,380	9,229
	Southern Province Cement Co.	953,196	9,113
	BinDawood Holding Co.	4,058,215	7,846
	Arriyadh Development Co.	1,195,226	7,606
	Yanbu Cement Co.	1,092,076	7,551
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	816,576	6,272
	Bawan Co.	429,523	5,355
	Eastern Province Cement Co.	609,597	5,275
*	Saudi Ceramic Co.	680,768	5,144
	Arabian Cement Co.	664,126	4,783

		Shares	Market Value ($000)
	City Cement Co.	975,941	4,690
*	Saudi Public Transport Co.	885,928	4,363
*	Sinad Holding Co.	864,676	3,092
	Northern Region Cement Co.	1,195,425	2,858
*	Najran Cement Co.	1,156,847	2,677
	National Co. for Learning & Education	52,249	2,574
*	Zamil Industrial Investment Co.	412,084	2,488
*	Herfy Food Services Co.	304,794	2,161
*	Methanol Chemicals Co.	472,223	1,900
*	Jahez International Co.	246,578	1,661
*	East Pipes Integrated Co. for Industry	38,103	1,601
*	AlKhorayef Water & Power Technologies Co.	30,095	1,451
	Almunajem Foods Co.	44,682	1,184
*	Fawaz Abdulaziz Al Hokair & Co.	531,558	1,104
	Electrical Industries Co.	449,552	816
*	Perfect Presentation For Commercial Services Co.	177,337	759
*	Middle East Paper Co.	64,519	690
	Saudi Automotive Services Co.	38,617	653
	Retal Urban Development Co. Class A	81,936	269
*	Al Moammar Information Systems Co.	3,888	190
	Al Rajhi REIT	31,818	72
			4,932,123
Singapore (0.8%)
	DBS Group Holdings Ltd.	28,004,087	767,408
	Oversea-Chinese Banking Corp. Ltd.	48,851,644	543,751
	United Overseas Bank Ltd.	16,835,193	408,231
	Singapore Telecommunications Ltd.	104,460,616	241,218
	CapitaLand Integrated Commercial Trust	70,255,619	109,742
	CapitaLand Ascendas REIT	49,669,627	101,403
[2]	Singapore Airlines Ltd.	19,304,656	100,884
	Keppel Ltd.	19,298,152	96,044
	Singapore Exchange Ltd.	11,304,543	83,347
	CapitaLand Investment Ltd.	34,972,125	70,907
	Singapore Technologies Engineering Ltd.	21,107,603	69,883
	Wilmar International Ltd.	27,733,755	66,132
	Genting Singapore Ltd.	80,212,582	50,971
	Mapletree Industrial Trust	27,340,903	47,439
	Sembcorp Industries Ltd.	12,616,617	45,112
	Mapletree Logistics Trust	46,127,987	44,722
	Thai Beverage PCL	112,832,600	42,609
	Venture Corp. Ltd.	3,641,361	41,222
*	Seatrium Ltd.	28,238,365	35,559
	Mapletree Pan Asia Commercial Trust	31,748,313	30,536
	SATS Ltd.	12,382,661	30,441
	ComfortDelGro Corp. Ltd.	28,494,304	29,894
	Frasers Logistics & Commercial Trust	39,702,228	29,512
	UOL Group Ltd.	6,935,359	28,021
	Keppel DC REIT	18,348,088	27,858
[2]	Jardine Cycle & Carriage Ltd.	1,371,522	26,706
	Frasers Centrepoint Trust	15,791,431	26,162
	NetLink NBN Trust	41,101,229	26,152
	Suntec REIT	29,360,309	25,981
[2]	City Developments Ltd.	6,463,820	25,769
	CapitaLand Ascott Trust	34,278,786	23,144
	Keppel REIT	33,920,677	22,235
	Keppel Infrastructure Trust	54,380,939	19,573
	Golden Agri-Resources Ltd.	86,451,695	17,767
	ESR-LOGOS REIT	84,485,836	17,442
	Parkway Life REIT	5,334,926	14,514
	Olam Group Ltd.	15,865,055	13,757
	iFAST Corp. Ltd.	2,175,331	12,207
	Lendlease Global Commercial REIT	25,943,344	11,578
	Capitaland India Trust	13,496,213	11,023
	PARAGON REIT	15,994,187	10,533
	Sheng Siong Group Ltd.	8,843,662	10,186
	AIMS APAC REIT	9,922,351	9,732
	CDL Hospitality Trusts	12,386,668	8,962
	Raffles Medical Group Ltd.	12,573,295	8,839
	Hutchison Port Holdings Trust	68,144,960	8,318

		Shares	Market Value ($000)
	CapitaLand China Trust	16,023,519	8,277
	StarHub Ltd.	8,059,557	7,658
	First Resources Ltd.	6,499,737	7,210
	Digital Core REIT Management Pte. Ltd.	12,294,167	7,014
[2]	UMS Holdings Ltd.	8,211,296	6,901
	Starhill Global REIT	18,558,069	6,873
	Cromwell European REIT	4,431,069	6,725
	Singapore Post Ltd.	20,277,294	6,685
	Far East Hospitality Trust	14,040,138	6,568
	OUE REIT	29,680,346	6,000
	Riverstone Holdings Ltd.	7,785,299	5,561
*,2	AEM Holdings Ltd.	3,868,307	4,880
	SIA Engineering Co. Ltd.	2,813,541	4,822
	First REIT	15,850,033	3,018
	Keppel Pacific Oak US REIT	11,508,506	2,308
	Silverlake Axis Ltd.	10,122,609	2,196
	Bumitama Agri Ltd.	3,912,991	2,078
*	Manulife US REIT	21,233,261	1,726
[2]	Nanofilm Technologies International Ltd.	2,399,470	1,533
	Prime US REIT	8,000,161	1,523
*,2	COSCO SHIPPING International Singapore Co. Ltd.	12,054,326	1,336
*,1,2	Ezra Holdings Ltd.	20,298,532	—
*,1	Eagle Hospitality Trust	11,225,800	—
			3,594,318
South Africa (0.9%)
	Naspers Ltd.	2,526,800	488,927
	FirstRand Ltd.	69,656,044	312,994
	Standard Bank Group Ltd.	18,381,409	224,035
	Gold Fields Ltd.	12,270,735	213,629
	Capitec Bank Holdings Ltd.	1,177,725	183,673
	Anglogold Ashanti plc	5,846,877	168,364
	Bid Corp. Ltd.	4,608,524	114,812
	Shoprite Holdings Ltd.	6,597,964	110,567
	Sanlam Ltd.	24,507,519	109,795
	MTN Group Ltd.	25,116,856	108,986
	Nedbank Group Ltd.	6,461,428	98,955
	Absa Group Ltd.	10,676,714	93,875
	Harmony Gold Mining Co. Ltd.	7,724,232	75,741
	Aspen Pharmacare Holdings Ltd.	5,366,668	74,192
	Bidvest Group Ltd.	4,727,501	71,050
	Sasol Ltd.	8,103,845	65,712
	Clicks Group Ltd.	3,321,288	64,641
	NEPI Rockcastle NV	7,676,793	57,826
	Impala Platinum Holdings Ltd.	11,164,872	57,356
	Discovery Ltd.	7,275,721	57,120
	Remgro Ltd.	6,907,437	53,092
	Reinet Investments SCA	1,888,931	50,864
	Old Mutual Ltd.	67,925,429	45,905
	Vodacom Group Ltd.	8,121,493	45,664
[2]	Sibanye Stillwater Ltd.	38,944,592	44,471
	Woolworths Holdings Ltd.	12,390,150	40,984
[2]	Mr Price Group Ltd.	3,445,569	40,976
[3]	Pepkor Holdings Ltd.	35,853,194	40,237
	Northam Platinum Holdings Ltd.	4,930,459	38,722
	Exxaro Resources Ltd.	3,331,701	35,696
	Foschini Group Ltd.	4,463,043	32,974
	Growthpoint Properties Ltd.	47,062,808	31,899
	Investec Ltd.	4,032,101	31,478
	OUTsurance Group Ltd.	11,738,481	31,208
[2]	Anglo American Platinum Ltd.	787,653	30,573
[2]	Tiger Brands Ltd.	2,257,955	27,676
	Momentum Group Ltd.	17,137,295	25,215
	AVI Ltd.	4,602,943	24,718
	Truworths International Ltd.	4,944,253	24,594
	Sappi Ltd.	7,831,348	22,816
*	MultiChoice Group	3,710,578	22,267
	Redefine Properties Ltd.	80,174,159	18,739
*	SPAR Group Ltd.	2,694,838	18,585
[2]	African Rainbow Minerals Ltd.	1,477,598	17,542

		Shares	Market Value ($000)
[2]	Kumba Iron Ore Ltd.	759,687	16,592
	Fortress Real Estate Investments Ltd. Class B	16,278,667	15,295
	Life Healthcare Group Holdings Ltd.	19,575,163	14,341
[2]	Netcare Ltd.	18,378,574	13,147
	Barloworld Ltd.	2,520,316	12,867
	Vukile Property Fund Ltd.	12,946,314	11,693
[3]	Dis-Chem Pharmacies Ltd.	5,715,913	11,239
	Motus Holdings Ltd.	1,977,799	11,218
	Resilient REIT Ltd.	3,854,166	10,649
	Thungela Resources Ltd. (XLON)	1,545,439	10,210
	Santam Ltd.	562,744	9,969
	Hyprop Investments Ltd.	5,327,214	9,441
	Coronation Fund Managers Ltd.	4,293,597	8,820
	AECI Ltd.	1,465,064	8,519
[2]	Omnia Holdings Ltd.	2,306,288	8,327
	Reunert Ltd.	2,036,762	8,034
	Super Group Ltd.	4,582,435	7,659
	Equites Property Fund Ltd.	10,344,553	7,432
*,2	MAS plc	7,263,818	7,319
	JSE Ltd.	1,156,483	6,759
	Ninety One Ltd.	3,080,461	6,714
*	Pick n Pay Stores Ltd.	4,706,748	6,006
	DRDGOLD Ltd.	5,695,785	5,815
*	KAP Ltd.	34,294,873	5,737
	Attacq Ltd.	9,226,001	5,515
*	Telkom SA SOC Ltd.	4,134,682	5,366
[2]	DataTec Ltd.	2,569,945	5,042
	Sun International Ltd.	2,314,168	4,890
*	Astral Foods Ltd.	508,197	4,812
*,2	We Buy Cars Pty Ltd.	3,002,668	4,394
	Curro Holdings Ltd.	6,435,346	4,284
	Burstone Group Ltd.	7,530,181	3,247
	Thungela Resources Ltd. (XJSE)	287,442	1,907
	Afrimat Ltd.	401,919	1,514
	Grindrod Ltd.	1,677,250	1,433
*,2	Transaction Capital Ltd.	7,965,818	1,240
	Hosken Consolidated Investments Ltd.	71,672	733
			3,827,324
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	66,259,901	4,085,736
	SK Hynix Inc.	7,498,718	1,075,493
	Hyundai Motor Co.	1,842,470	335,790
	Shinhan Financial Group Co. Ltd.	6,903,756	303,634
	KB Financial Group Inc.	4,675,529	302,255
	Celltrion Inc.	2,009,486	300,813
	Kia Corp.	3,452,234	283,279
	POSCO Holdings Inc.	1,037,877	268,395
	NAVER Corp.	1,886,321	240,586
	Hana Financial Group Inc.	3,647,300	172,802
	Samsung SDI Co. Ltd.	731,359	171,964
*,3	Samsung Biologics Co. Ltd.	245,558	168,475
	Hyundai Mobis Co. Ltd.	938,458	151,833
	LG Chem Ltd.	655,521	147,416
*	Alteogen Inc.	585,622	135,034
	Kakao Corp.	4,616,750	132,672
	Samsung C&T Corp.	1,150,997	131,101
	Samsung Fire & Marine Insurance Co. Ltd.	455,002	123,728
	LG Electronics Inc.	1,508,350	114,862
*	Krafton Inc.	497,753	107,325
	Hanwha Aerospace Co. Ltd.	478,968	100,500
*,2	HLB Inc.	1,642,142	97,535
	Woori Financial Group Inc.	8,274,183	95,238
	KT&G Corp.	1,379,901	94,070
*	LG Energy Solution Ltd.	389,393	92,695
*,2	Ecopro Co. Ltd.	1,360,525	92,491
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	598,626	90,809
	Samsung Electro-Mechanics Co. Ltd.	771,183	90,153
*,2	Ecopro BM Co. Ltd.	635,143	84,328
*	SK Square Co. Ltd.	1,281,950	81,313

		Shares	Market Value ($000)
*	Doosan Enerbility Co. Ltd.	5,896,059	81,205
	Meritz Financial Group Inc.	1,273,906	78,518
	LG Corp.	1,213,223	77,370
*	Samsung Heavy Industries Co. Ltd.	9,004,205	77,195
	Samsung Life Insurance Co. Ltd.	1,029,319	72,645
	HD Hyundai Electric Co. Ltd.	304,074	68,809
*	SK Innovation Co. Ltd.	827,693	63,117
[2]	POSCO Future M Co. Ltd.	395,291	61,682
	Hanmi Semiconductor Co. Ltd.	610,366	58,794
	Amorepacific Corp.	423,737	56,320
	Samsung SDS Co. Ltd.	506,463	54,805
	SK Inc.	491,391	53,895
	HMM Co. Ltd.	4,048,089	53,842
	Korea Zinc Co. Ltd.	149,221	52,906
	DB Insurance Co. Ltd.	617,053	49,856
	Yuhan Corp.	715,713	49,313
	KakaoBank Corp.	2,978,108	46,776
*	HD Hyundai Heavy Industries Co. Ltd.	299,188	46,235
*	Samsung E&A Co. Ltd.	2,176,157	45,455
*	Korea Electric Power Corp.	2,992,508	43,187
	Korea Aerospace Industries Ltd.	970,283	40,326
	Korean Air Lines Co. Ltd.	2,554,891	39,707
	Industrial Bank of Korea	3,762,126	38,388
	HYBE Co. Ltd.	290,136	37,322
	LG Innotek Co. Ltd.	195,416	36,702
	Hyundai Rotem Co. Ltd.	1,007,239	35,906
	HD Hyundai Co. Ltd.	581,923	35,661
	Coway Co. Ltd.	777,576	35,574
*	LG Display Co. Ltd.	4,307,763	35,362
	LG H&H Co. Ltd.	129,488	33,311
	Hankook Tire & Technology Co. Ltd.	1,015,629	33,166
	CJ CheilJedang Corp.	110,636	31,239
*	CosmoAM&T Co. Ltd.	310,069	29,519
*,2	L&F Co. Ltd.	345,330	28,883
	LS Electric Co. Ltd.	212,313	28,580
	Samsung Securities Co. Ltd.	867,418	28,379
	Korea Investment Holdings Co. Ltd.	525,933	28,256
	NCSoft Corp.	219,768	28,200
	S-Oil Corp.	568,845	28,062
*	Hanwha Ocean Co. Ltd.	1,253,164	28,056
	BNK Financial Group Inc.	3,838,730	26,690
	Hanwha Solutions Corp.	1,438,068	26,133
*,2	SKC Co. Ltd.	259,474	25,871
*,2	Sam Chun Dang Pharm Co. Ltd.	191,867	25,654
	Samyang Foods Co. Ltd.	55,884	25,101
	Posco International Corp.	636,552	24,771
*	SK Biopharmaceuticals Co. Ltd.	391,744	24,607
	Hyundai Engineering & Construction Co. Ltd.	995,153	24,315
*,2	Enchem Co. Ltd.	189,727	24,274
*	HD Hyundai MIPO	280,406	24,123
	Hyundai Steel Co.	1,161,371	23,500
	JB Financial Group Co. Ltd.	2,214,890	23,382
	Kumho Petrochemical Co. Ltd.	227,341	23,060
	Fila Holdings Corp.	711,837	22,347
	GS Holdings Corp.	624,177	22,345
	Hanjin Kal Corp.	435,009	22,016
	IsuPetasys Co. Ltd.	647,549	21,648
	LIG Nex1 Co. Ltd.	148,354	21,569
	LG Uplus Corp.	2,930,809	21,436
	Hyundai Marine & Fire Insurance Co. Ltd.	805,033	21,184
	Hanmi Pharm Co. Ltd.	99,980	21,128
	Mirae Asset Securities Co. Ltd.	3,651,380	20,733
	Doosan Bobcat Inc.	678,859	20,545
	Hyosung Heavy Industries Corp.	90,186	20,471
	LS Corp.	240,020	20,357
	Orion Corp.	306,245	19,625
	NH Investment & Securities Co. Ltd.	1,868,562	18,981
	Lotte Chemical Corp.	251,267	18,621
	LEENO Industrial Inc.	126,268	18,588
*,2	Celltrion Pharm Inc.	246,222	18,092

		Shares	Market Value ($000)
	KIWOOM Securities Co. Ltd.	183,178	17,804
	Hyundai Glovis Co. Ltd.	199,694	17,774
	CJ Corp.	183,051	17,765
	DB HiTek Co. Ltd.	437,033	17,405
	JYP Entertainment Corp.	374,941	15,800
[2]	Hotel Shilla Co. Ltd.	424,898	15,509
	NongShim Co. Ltd.	43,866	15,434
[2]	Posco DX Co. Ltd.	726,629	15,405
	Kangwon Land Inc.	1,455,264	15,344
*,2	LigaChem Biosciences Inc.	239,369	14,806
	Eo Technics Co. Ltd.	114,233	14,782
	HPSP Co. Ltd.	604,757	14,456
*	Pearl Abyss Corp.	454,982	14,124
*	Doosan Robotics Inc.	269,282	14,034
*,3	Netmarble Corp.	299,540	13,925
*	Hugel Inc.	77,701	13,914
	KCC Corp.	57,104	13,783
*	Oscotec Inc.	451,772	13,686
*,2	SK Bioscience Co. Ltd.	327,435	13,290
	Hansol Chemical Co. Ltd.	111,010	13,265
	HL Mando Co. Ltd.	463,574	13,224
*	Hanall Biopharma Co. Ltd.	506,093	13,120
*	GS Engineering & Construction Corp.	883,748	12,808
	Samsung Card Co. Ltd.	413,658	12,699
	DGB Financial Group Inc.	2,127,810	12,651
*,2	WONIK IPS Co. Ltd.	454,863	12,618
	Cheil Worldwide Inc.	958,335	12,409
*	Peptron Inc.	253,114	12,197
	Classys Inc.	348,808	11,908
	E-MART Inc.	268,949	11,857
	Youngone Corp.	416,467	11,837
	Cosmax Inc.	104,382	11,809
*	Korea Gas Corp.	360,474	11,710
*,2	Daejoo Electronic Materials Co. Ltd.	133,254	11,506
	OCI Holdings Co. Ltd.	213,769	11,496
	Hanwha Life Insurance Co. Ltd.	5,014,696	11,408
	Hanwha Systems Co. Ltd.	814,276	11,214
	HD Hyundai Infracore Co. Ltd.	1,910,072	11,127
	Soulbrain Co. Ltd.	57,318	11,073
	Poongsan Corp.	257,246	10,973
*,2	Rainbow Robotics	107,223	10,972
	Hyundai Autoever Corp.	90,963	10,948
	Dongjin Semichem Co. Ltd.	408,372	10,857
	S-1 Corp.	263,074	10,848
*	HLB Life Science Co. Ltd.	1,393,670	10,795
	Shinsegae Inc.	97,090	10,766
	Doosan Co. Ltd.	79,610	10,210
*	People & Technology Inc.	254,379	10,149
	DL E&C Co. Ltd.	391,200	10,062
*	Ecopro Materials Co. Ltd.	165,757	9,911
	Hyosung Advanced Materials Corp.	43,025	9,836
	Jusung Engineering Co. Ltd.	463,149	9,739
	Korean Reinsurance Co.	1,614,536	9,738
*,2,3	SK IE Technology Co. Ltd.	352,505	9,663
	Kolmar Korea Co. Ltd.	203,632	9,623
	KEPCO Engineering & Construction Co. Inc.	172,161	9,576
	Pan Ocean Co. Ltd.	3,367,006	9,515
	Douzone Bizon Co. Ltd.	211,269	9,463
	CS Wind Corp.	269,847	9,444
	SK REITs Co. Ltd.	2,478,030	9,415
*	Kum Yang Co. Ltd.	186,949	9,275
	F&F Co. Ltd.	217,406	9,171
[2]	Hyosung TNC Corp.	41,437	9,135
	HDC Hyundai Development Co-Engineering & Construction	542,571	9,102
	GS Retail Co. Ltd.	585,452	9,071
[2]	Hyundai Elevator Co. Ltd.	283,772	8,855
	Chong Kun Dang Pharmaceutical Corp.	108,361	8,826
*	Synopex Inc.	1,053,434	8,805
	Medytox Inc.	69,155	8,728
*	Daewoo Engineering & Construction Co. Ltd.	2,856,041	8,696

		Shares	Market Value ($000)
	KEPCO Plant Service & Engineering Co. Ltd.	298,781	8,575
	Lotte Energy Materials Corp.	301,432	8,505
*	Lunit Inc.	293,709	8,450
	BGF retail Co. Ltd.	111,006	8,384
	Hyundai Wia Corp.	217,875	8,376
	Hana Micron Inc.	584,811	8,327
	CJ Logistics Corp.	114,505	8,258
	PharmaResearch Co. Ltd.	84,123	8,243
	LX Semicon Co. Ltd.	150,309	8,239
	ST Pharm Co. Ltd.	125,686	8,196
	SOOP Co. Ltd.	108,097	8,165
[2]	LX International Corp.	358,069	8,031
	SM Entertainment Co. Ltd.	154,689	7,974
	AMOREPACIFIC Group	347,154	7,899
	Hanwha Corp.	346,590	7,892
*	CJ ENM Co. Ltd.	140,752	7,854
*,2	Korea Electric Power Corp. ADR	1,045,547	7,685
	Shinsung Delta Tech Co. Ltd.	198,634	7,671
*,2	Taihan Electric Wire Co. Ltd.	759,694	7,646
*,2	Wemade Co. Ltd.	276,331	7,602
*	Kakao Games Corp.	556,069	7,580
	Hanmi Science Co. Ltd.	333,579	7,567
	Daeduck Electronics Co. Ltd.	464,734	7,548
	Park Systems Corp.	62,316	7,548
	Advanced Nano Products Co. Ltd.	109,265	7,501
*	SOLUM Co. Ltd.	564,763	7,449
	Hanon Systems	2,244,323	7,300
*	ABLBio Inc.	347,971	7,296
*,2	Kakaopay Corp.	392,602	7,280
*	Chabiotech Co. Ltd.	607,434	7,209
	Sebang Global Battery Co. Ltd.	106,708	7,195
*	ISU Specialty Chemical	278,455	7,109
	Green Cross Corp.	72,719	7,104
	LOTTE Fine Chemical Co. Ltd.	208,689	7,087
*	Kumho Tire Co. Inc.	1,892,842	7,075
	HD Hyundai Construction Equipment Co. Ltd.	162,735	7,065
	Lotte Shopping Co. Ltd.	156,025	7,049
*,2	Hyundai Bioscience Co. Ltd.	505,912	7,013
	Kolon Industries Inc.	254,865	6,909
*,2	Seojin System Co. Ltd.	348,157	6,887
	Lotte Corp.	375,360	6,772
*	Bioneer Corp.	293,147	6,766
	Hyundai Department Store Co. Ltd.	193,603	6,652
	Seegene Inc.	416,379	6,543
	Hite Jinro Co. Ltd.	420,250	6,377
	Ottogi Corp.	19,970	6,345
	TCC Steel	235,069	6,339
	Eugene Technology Co. Ltd.	184,944	6,220
	DL Holdings Co. Ltd.	150,843	6,204
	Dentium Co. Ltd.	89,983	6,159
	ESR Kendall Square REIT Co. Ltd.	1,707,631	6,136
*	HLB Therapeutics Co. Ltd.	974,216	6,103
*,2	Doosan Fuel Cell Co. Ltd.	414,220	6,097
	Koh Young Technology Inc.	718,239	6,091
	Daewoong Pharmaceutical Co. Ltd.	66,343	6,037
*	Lake Materials Co. Ltd.	509,386	5,944
	SL Corp.	217,375	5,889
*	Cosmochemical Co. Ltd.	365,530	5,750
[2]	Ecopro HN Co. Ltd.	148,834	5,671
	HK inno N Corp.	196,135	5,667
	SIMMTECH Co. Ltd.	252,322	5,617
	Hana Tour Service Inc.	150,542	5,581
	Dongsuh Cos. Inc.	401,203	5,457
	Paradise Co. Ltd.	631,993	5,444
*	Nexon Games Co. Ltd.	309,374	5,373
*	Mezzion Pharma Co. Ltd.	226,832	5,369
	BH Co. Ltd.	334,697	5,316
*,2	Naturecell Co. Ltd.	652,747	5,207
*	W-Scope Chungju Plant Co. Ltd.	298,196	5,206
	ISC Co. Ltd.	141,624	5,151

		Shares	Market Value ($000)
*	Fadu Inc.	396,891	5,094
	Lotte Chilsung Beverage Co. Ltd.	49,006	5,085
	DoubleUGames Co. Ltd.	148,089	5,019
	SK Chemicals Co. Ltd.	136,172	4,947
	Tokai Carbon Korea Co. Ltd.	58,572	4,883
	S&S Tech Corp.	222,518	4,881
*	Binex Co. Ltd.	326,041	4,866
	Daesang Corp.	273,228	4,858
	Binggrae Co. Ltd.	74,092	4,833
	LOTTE REIT Co. Ltd.	1,679,397	4,644
*	Creative & Innovative System	668,568	4,626
*	Cafe24 Corp.	190,604	4,581
	Daishin Securities Co. Ltd.	372,579	4,576
	JW Pharmaceutical Corp.	196,592	4,574
	Daou Technology Inc.	336,860	4,568
	DongKook Pharmaceutical Co. Ltd.	350,298	4,508
	Hanssem Co. Ltd.	96,886	4,503
	SK Networks Co. Ltd.	1,323,628	4,493
	SK Gas Ltd.	34,439	4,484
	Hanwha General Insurance Co. Ltd.	1,089,861	4,483
	JR Global REIT	1,526,111	4,409
	Shinhan Alpha REIT Co. Ltd.	876,932	4,311
	Lotte Wellfood Co. Ltd.	32,583	4,270
	Youngone Holdings Co. Ltd.	71,784	4,250
	Korea Electric Terminal Co. Ltd.	94,568	4,228
	Innocean Worldwide Inc.	292,314	4,200
	KC Tech Co. Ltd.	131,583	4,195
[2]	SFA Engineering Corp.	226,520	4,192
	Sam-A Aluminum Co. Ltd.	110,003	4,184
	YG Entertainment Inc.	148,806	4,172
*	Duk San Neolux Co. Ltd.	165,599	4,168
	NEXTIN Inc.	101,297	4,159
	Hankook & Co. Co. Ltd.	360,899	4,140
	Green Cross Holdings Corp.	367,789	4,090
	Solus Advanced Materials Co. Ltd.	367,388	4,074
	Innox Advanced Materials Co. Ltd.	183,395	4,034
*	Hanwha Investment & Securities Co. Ltd.	1,464,075	4,026
	HAESUNG DS Co. Ltd.	151,328	4,026
	OCI Co. Ltd.	65,556	3,989
	Daewoong Co. Ltd.	252,837	3,985
*,2	Shin Poong Pharmaceutical Co. Ltd.	458,971	3,972
	Doosan Tesna Inc.	135,481	3,967
[2]	TKG Huchems Co. Ltd.	285,183	3,963
	Han Kuk Carbon Co. Ltd.	441,211	3,961
[2]	Intellian Technologies Inc.	100,227	3,956
[2]	Posco M-Tech Co. Ltd.	291,182	3,917
*	Foosung Co. Ltd.	826,809	3,820
*	Eubiologics Co. Ltd.	455,490	3,747
*	PI Advanced Materials Co. Ltd.	183,234	3,737
	MegaStudyEdu Co. Ltd.	96,602	3,676
[2]	Myoung Shin Industrial Co. Ltd.	377,787	3,622
	SK Discovery Co. Ltd.	130,275	3,619
*	SFA Semicon Co. Ltd.	1,023,047	3,562
*,2	KMW Co. Ltd.	393,194	3,550
*	CJ CGV Co. Ltd.	850,375	3,548
*	Asiana Airlines Inc.	485,187	3,533
*	GemVax & Kael Co. Ltd.	455,742	3,526
	KCC Glass Corp.	115,230	3,516
	Ahnlab Inc.	82,956	3,498
	Taekwang Industrial Co. Ltd.	7,847	3,464
	NICE Information Service Co. Ltd.	459,376	3,460
	Seoul Semiconductor Co. Ltd.	516,914	3,451
*	SK oceanplant Co. Ltd.	370,224	3,435
	Com2uSCorp	123,768	3,426
	Dong-A ST Co. Ltd.	65,622	3,412
	Caregen Co. Ltd.	206,061	3,408
*	BNC Korea Co. Ltd.	710,414	3,389
*	Korea Line Corp.	2,127,145	3,344
[2]	Sungwoo Hitech Co. Ltd.	604,616	3,337
	Hyosung Corp.	99,457	3,331

		Shares	Market Value ($000)
*,2	SD Biosensor Inc.	474,309	3,331
	NHN Corp.	235,946	3,310
	i-SENS Inc.	242,761	3,301
	Unid Co. Ltd.	52,380	3,289
	Korea Petrochemical Ind Co. Ltd.	39,287	3,272
	Dong-A Socio Holdings Co. Ltd.	40,136	3,251
*,2	Dawonsys Co. Ltd.	404,881	3,242
	IS Dongseo Co. Ltd.	178,055	3,194
*,2	Lotte Tour Development Co. Ltd.	448,034	3,178
	Youlchon Chemical Co. Ltd.	176,193	3,158
	HDC Holdings Co. Ltd.	434,503	3,156
	Partron Co. Ltd.	564,076	3,114
	Boryung	407,921	3,108
*	Jeju Air Co. Ltd.	443,764	3,108
	Samwha Capacitor Co. Ltd.	97,230	3,105
	Samyang Holdings Corp.	60,679	3,090
*	Sungeel Hitech Co. Ltd.	69,347	3,080
	Hancom Inc.	221,156	3,049
	Lotte Rental Co. Ltd.	137,862	3,025
	LX Holdings Corp.	576,385	2,990
[2]	Soulbrain Holdings Co. Ltd.	73,177	2,941
*	Pharmicell Co. Ltd.	768,679	2,936
*	Shinsung E&G Co. Ltd.	2,166,956	2,929
*	Sambu Engineering & Construction Co. Ltd.	2,643,738	2,886
[2]	TES Co. Ltd.	187,914	2,862
	Dongkuk Steel Mill Co. Ltd.	435,146	2,862
	Orion Holdings Corp.	260,501	2,840
	LX Hausys Ltd.	80,792	2,758
	Tongyang Life Insurance Co. Ltd.	469,728	2,722
	SNT Motiv Co. Ltd.	86,528	2,711
	Webzen Inc.	211,730	2,660
*,2	Ananti Inc.	648,243	2,655
	Harim Holdings Co. Ltd.	616,135	2,643
	Hyundai Home Shopping Network Corp.	73,931	2,627
	Eugene Investment & Securities Co. Ltd.	757,438	2,601
	ENF Technology Co. Ltd.	131,062	2,601
[2]	Advanced Process Systems Corp.	170,112	2,579
	Nexen Tire Corp.	455,439	2,573
[2]	GC Cell Corp.	111,875	2,572
	Solid Inc.	662,209	2,553
	INTOPS Co. Ltd.	158,857	2,552
	Kwang Dong Pharmaceutical Co. Ltd.	522,960	2,543
	Hansae Co. Ltd.	175,738	2,524
*	Chunbo Co. Ltd.	55,325	2,514
	Mcnex Co. Ltd.	162,393	2,481
	Sung Kwang Bend Co. Ltd.	237,348	2,477
*	Genexine Inc.	477,920	2,465
	LF Corp.	232,869	2,458
*	Studio Dragon Corp.	88,567	2,445
	L&C Bio Co. Ltd.	163,873	2,435
*,2	Vaxcell-Bio Therapeutics Co. Ltd.	203,706	2,427
*	Amicogen Inc.	667,408	2,397
[2]	Grand Korea Leisure Co. Ltd.	270,864	2,380
	Yuanta Securities Korea Co. Ltd.	1,077,671	2,358
	Dongwon F&B Co. Ltd.	77,728	2,353
	Handsome Co. Ltd.	184,711	2,350
*	CMG Pharmaceutical Co. Ltd.	1,383,322	2,344
	InBody Co. Ltd.	132,861	2,329
	E1 Corp.	41,656	2,301
	Neowiz	151,553	2,294
	TK Corp.	192,614	2,288
	Huons Co. Ltd.	94,688	2,252
	Hanil Cement Co. Ltd.	211,513	2,245
	Hanjin Transportation Co. Ltd.	156,506	2,206
*	Il Dong Pharmaceutical Co. Ltd.	215,173	2,180
*	GeneOne Life Science Inc.	947,687	2,178
*,2	NEPES Corp.	235,118	2,170
	RFHIC Corp.	220,289	2,161
	KISWIRE Ltd.	146,537	2,141
*	Yungjin Pharmaceutical Co. Ltd.	1,145,473	2,121

		Shares	Market Value ($000)
*	Bukwang Pharmaceutical Co. Ltd.	545,704	2,119
[2]	GOLFZON Co. Ltd.	38,816	2,084
*	Danal Co. Ltd.	729,057	2,080
	SeAH Besteel Holdings Corp.	150,066	2,074
*	HLB Global Co. Ltd.	513,483	2,065
	HL Holdings Corp.	84,866	2,062
	Humedix Co. Ltd.	80,799	2,043
*	DIO Corp.	143,992	2,029
	UniTest Inc.	228,447	2,023
	Korea United Pharm Inc.	115,149	1,935
	NICE Holdings Co. Ltd.	254,663	1,934
*,2	Humasis Co. Ltd.	1,468,730	1,900
	Namyang Dairy Products Co. Ltd.	4,904	1,867
	Samchully Co. Ltd.	28,333	1,865
[2]	KH Vatec Co. Ltd.	215,093	1,861
[2]	Seobu T&D	381,892	1,858
	SK Securities Co. Ltd.	4,469,700	1,823
*	Daea TI Co. Ltd.	800,898	1,822
	Songwon Industrial Co. Ltd.	209,953	1,814
[2]	Yunsung F&C Co. Ltd.	43,512	1,810
	Hyundai GF Holdings	561,508	1,787
	KISCO Corp.	287,978	1,781
[2]	Modetour Network Inc.	185,816	1,753
	Hyundai Green Food	190,360	1,746
	HYUNDAI Corp.	111,781	1,739
*	Insun ENT Co. Ltd.	364,506	1,725
	Ilyang Pharmaceutical Co. Ltd.	168,671	1,712
*,1,2	Cellivery Therapeutics Inc.	348,823	1,692
	NHN KCP Corp.	278,495	1,678
	HS Industries Co. Ltd.	577,669	1,674
	Hankook Shell Oil Co. Ltd.	6,713	1,672
	Dongwon Industries Co. Ltd.	68,143	1,667
	Aekyung Industrial Co. Ltd.	114,520	1,661
*	MedPacto Inc.	295,500	1,656
*	Helixmith Co. Ltd.	548,751	1,651
	Able C&C Co. Ltd.	260,162	1,642
*	AbClon Inc.	166,586	1,635
	Samyang Corp.	44,771	1,614
	Vieworks Co. Ltd.	83,129	1,596
[2]	Shinsegae International Inc.	153,810	1,591
*	Hanwha Galleria Corp.	1,780,979	1,566
	iNtRON Biotechnology Inc.	331,610	1,541
	Chongkundang Holdings Corp.	39,812	1,538
	KC Co. Ltd.	102,699	1,537
	Zinus Inc.	139,708	1,522
*	OliX Pharmaceuticals Inc.	139,570	1,516
	iMarketKorea Inc.	239,457	1,505
*	Medipost Co. Ltd.	314,159	1,499
	Tongyang Inc.	2,409,270	1,481
*	CrystalGenomics Invites Co. Ltd.	815,512	1,475
[2]	Young Poong Corp.	6,339	1,457
	Dongkuk CM Co. Ltd.	261,366	1,440
*,2	ITM Semiconductor Co. Ltd.	100,548	1,436
	Daol Investment & Securities Co. Ltd.	612,327	1,417
*,2	Komipharm International Co. Ltd.	471,360	1,410
	Namhae Chemical Corp.	273,548	1,405
	Korea Real Estate Investment & Trust Co. Ltd.	1,850,286	1,396
	Toptec Co. Ltd.	272,405	1,391
*,2	Wysiwyg Studios Co. Ltd.	1,217,088	1,383
*	Com2uS Holdings Corp.	71,696	1,375
*	Namsun Aluminum Co. Ltd.	1,204,132	1,373
	Hansol Paper Co. Ltd.	183,357	1,371
*	Samsung Pharmaceutical Co. Ltd.	1,129,226	1,341
*	Enplus Co. Ltd.	916,902	1,337
	Daeduck Co. Ltd.	282,865	1,323
[2]	Gradiant Corp.	143,872	1,313
[2]	Cuckoo Homesys Co. Ltd.	80,217	1,301
	Huons Global Co. Ltd.	71,504	1,299
*	Interflex Co. Ltd.	140,528	1,297
	Daehan Flour Mill Co. Ltd.	12,382	1,268

		Shares	Market Value ($000)
	Korea Asset In Trust Co. Ltd.	568,952	1,257
*,1	NKMax Co. Ltd.	844,504	1,239
	Hansol Technics Co. Ltd.	330,902	1,227
	SPC Samlip Co. Ltd.	28,906	1,149
	Jeil Pharmaceutical Co. Ltd.	97,199	1,083
*	Hyosung Chemical Corp.	28,283	1,073
*,2	Sangsangin Co. Ltd.	498,858	1,039
	Maeil Dairies Co. Ltd.	33,318	1,030
*,2	HS Hyosung Corp.	22,136	1,026
*	Wonik Holdings Co. Ltd.	432,600	1,012
*	Enzychem Lifesciences Corp.	835,938	999
*	STCUBE	241,384	969
*	HJ Shipbuilding & Construction Co. Ltd.	383,480	934
	Kolon Corp.	80,912	928
	LOTTE Himart Co. Ltd.	136,177	899
*	KUMHOE&C Co. Ltd.	323,550	882
[2]	Nature Holdings Co. Ltd.	94,795	848
*	Woongjin Thinkbig Co. Ltd.	609,255	821
*	Inscobee Inc.	1,130,071	818
[2]	CJ Freshway Corp.	50,395	705
*,1,2	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	630
*,2	Ace Technologies Corp.	680,546	474
	Eusu Holdings Co. Ltd.	97,347	383
	Hansol Holdings Co. Ltd.	88,236	171
*	Dongsung Pharmaceutical Co. Ltd.	43,128	153
*	Homecast Co. Ltd.	40,997	91
	DB Financial Investment Co. Ltd.	6,297	20
			14,124,484
Spain (1.6%)
	Iberdrola SA	83,693,406	1,105,439
	Banco Santander SA	216,088,222	1,042,442
	Banco Bilbao Vizcaya Argentaria SA	80,007,890	838,580
	Industria de Diseno Textil SA	14,605,989	709,689
	Amadeus IT Group SA	6,061,921	399,243
[2]	Telefonica SA	71,483,811	323,767
	CaixaBank SA	51,444,307	300,036
	Ferrovial SE	7,282,920	289,611
[3]	Cellnex Telecom SA	7,796,621	271,921
	Repsol SA	16,895,515	240,980
[3]	Aena SME SA	977,525	185,728
	Banco de Sabadell SA	73,038,556	154,129
	ACS Actividades de Construccion y Servicios SA	3,194,193	142,706
	Redeia Corp. SA	5,998,664	106,506
	Endesa SA	4,410,135	85,575
	Bankinter SA	8,971,584	76,630
	Merlin Properties Socimi SA	5,581,990	63,746
	Enagas SA	3,447,518	51,685
	Naturgy Energy Group SA	1,762,601	42,450
	Fluidra SA	1,889,258	42,090
	Acciona SA	319,452	41,415
*	Grifols SA	3,700,283	37,375
	Viscofan SA	553,522	36,908
	Indra Sistemas SA	1,698,460	34,061
	Mapfre SA	13,783,887	33,404
	Vidrala SA	316,405	32,929
[3]	Unicaja Banco SA	21,434,238	28,851
	Acerinox SA	2,718,611	28,566
	Laboratorios Farmaceuticos Rovi SA	288,945	27,801
	Cia de Distribucion Integral Logista Holdings SA	885,919	26,236
	Inmobiliaria Colonial Socimi SA	4,429,292	25,766
	CIE Automotive SA	600,507	17,540
	Corp. ACCIONA Energias Renovables SA	782,978	16,536
	Faes Farma SA	4,304,313	16,478
	Sacyr SA	4,636,371	16,380
*	Solaria Energia y Medio Ambiente SA	1,130,658	13,502
	Construcciones y Auxiliar de Ferrocarriles SA	354,951	13,438
	Almirall SA	1,194,289	11,906
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	9,481,721	11,358
	Melia Hotels International SA	1,473,548	11,283

		Shares	Market Value ($000)
	Lar Espana Real Estate Socimi SA	903,597	7,946
*	Tecnicas Reunidas SA	627,121	7,824
[2]	Fomento de Construcciones y Contratas SA	548,526	7,734
	Pharma Mar SA	168,538	7,088
	Atresmedia Corp. de Medios de Comunicacion SA	1,216,312	6,150
*	Ence Energia y Celulosa SA	1,750,536	6,150
[3]	Gestamp Automocion SA	2,020,672	5,861
[3]	Neinor Homes SA	375,412	5,281
[3]	Global Dominion Access SA	1,561,836	5,101
	Prosegur Cia de Seguridad SA	1,984,959	3,683
[3]	Prosegur Cash SA	4,704,219	2,713
*	Distribuidora Internacional de Alimentacion SA	188,632,344	2,593
*,2	Applus Services SA	135,453	1,875
	Banco Santander SA (XMEX)	4	—
			7,024,685
Sweden (2.2%)
	Investor AB Class B	22,833,861	648,256
	Atlas Copco AB Class A	35,485,057	631,551
	Volvo AB Class B	22,761,762	580,897
	Assa Abloy AB Class B	13,509,681	411,428
	Skandinaviska Enskilda Banken AB Class A	21,149,251	325,265
	Atlas Copco AB Class B	20,657,215	323,201
	Sandvik AB	14,981,733	306,703
	Hexagon AB Class B	29,344,807	298,861
	EQT AB	8,770,927	284,002
	Telefonaktiebolaget LM Ericsson Class B	38,501,985	264,734
	Swedbank AB Class A	11,988,230	254,917
[3]	Evolution AB	2,522,920	244,393
	Essity AB Class B	8,381,609	235,660
	Investor AB Class A	7,286,377	205,990
	Svenska Handelsbanken AB Class A	19,371,010	195,528
	Alfa Laval AB	4,297,661	190,026
	Epiroc AB Class A	8,784,955	163,975
	H & M Hennes & Mauritz AB Class B	8,254,984	128,426
	Boliden AB	3,798,747	116,176
	Svenska Cellulosa AB SCA Class B	8,311,786	112,988
	Indutrade AB	3,707,553	109,021
	Trelleborg AB Class B	2,923,250	108,635
	Saab AB Class B	4,468,177	103,175
	Telia Co. AB	34,447,521	100,117
	AddTech AB Class B	3,101,778	100,091
	Skanska AB Class B	5,048,475	98,707
	Lifco AB Class B	3,150,792	93,473
	Nibe Industrier AB Class B	20,243,092	88,953
	SKF AB Class B	4,676,749	86,945
[2]	Beijer Ref AB Class B	5,407,252	85,865
	Epiroc AB Class B	5,086,156	85,521
	Industrivarden AB Class C	2,461,592	83,441
	Tele2 AB Class B	7,698,699	79,263
*	Swedish Orphan Biovitrum AB	3,011,897	78,470
*	Castellum AB	5,947,421	74,502
	Securitas AB Class B	6,732,331	72,424
	Sagax AB Class B	2,884,328	71,256
	AAK AB	2,425,392	69,796
*	Fastighets AB Balder Class B	8,830,457	65,119
	Getinge AB Class B	3,106,359	60,661
	Investment AB Latour Class B	1,973,576	57,957
	L E Lundbergforetagen AB Class B	1,031,521	52,147
	Nordnet AB publ	2,393,100	48,891
*	Sectra AB Class B	2,089,037	47,566
	Industrivarden AB Class A	1,362,692	46,746
	Lagercrantz Group AB Class B	2,644,129	44,645
	Sweco AB Class B	2,760,393	44,612
	Volvo AB Class A	1,704,355	44,307
	Holmen AB Class B	1,084,935	42,651
	Fortnox AB	6,881,923	42,548
	Hemnet Group AB	1,076,407	39,882
	SSAB AB Class B	7,862,223	39,851
	Avanza Bank Holding AB	1,752,514	39,368

		Shares	Market Value ($000)
[3]	Munters Group AB	1,814,447	39,283
	Hexpol AB	3,476,419	38,880
[3]	Thule Group AB	1,358,249	37,552
	Wihlborgs Fastigheter AB	3,666,949	37,143
	Axfood AB	1,490,469	36,966
	Mycronic AB	1,038,265	36,408
	Husqvarna AB Class B	4,827,181	32,599
*,2	Embracer Group AB Class B	12,457,827	31,876
	Billerud Aktiebolag	3,029,891	30,510
[3]	Dometic Group AB	4,438,663	30,454
	Elekta AB Class B	4,772,454	29,962
	Loomis AB Class B	925,155	29,480
	Fabege AB	3,490,931	29,274
*	Kinnevik AB Class B	3,394,530	28,461
	Bure Equity AB	747,418	28,002
*	Camurus AB	434,202	27,479
	Nyfosa AB	2,528,814	25,881
	Catena AB	507,953	25,859
*	Electrolux AB Class B	2,889,781	25,740
*	Volvo Car AB Class B	8,922,997	25,318
	Vitec Software Group AB Class B	477,704	24,990
	AFRY AB	1,351,561	24,498
	Lindab International AB	956,918	23,675
*,3	Sinch AB	8,694,651	23,566
	Wallenstam AB Class B	4,622,003	23,314
	Pandox AB Class B	1,233,613	22,885
[3]	Bravida Holding AB	2,809,504	22,741
	AddLife AB Class B	1,524,394	22,350
	Peab AB Class B	2,677,009	19,966
	Electrolux Professional AB Class B	3,131,788	19,714
	Vitrolife AB	899,680	19,349
*	Betsson AB Class B	1,607,932	19,139
	Alleima AB	2,590,576	18,826
	SSAB AB Class A	3,571,586	18,426
	Hufvudstaden AB Class A	1,505,129	18,242
	MIPS AB	365,577	18,203
	Granges AB	1,472,969	17,982
[2]	NCAB Group AB	2,440,656	17,855
	NCC AB Class B	1,125,730	17,381
	JM AB	887,834	17,309
	Bufab AB	407,217	16,979
	Addnode Group AB Class B	1,662,709	16,524
	HMS Networks AB	419,440	16,318
	Instalco AB	3,337,334	15,896
	Storskogen Group AB Class B	19,285,741	15,660
*	Sdiptech AB Class B	501,747	15,365
*,2	Hexatronic Group AB	2,506,070	14,814
	Biotage AB	762,320	14,277
	Atrium Ljungberg AB Class B	619,281	13,246
	Nolato AB Class B	2,451,198	13,163
	Bilia AB Class A	987,113	12,286
	Cibus Nordic Real Estate AB publ	784,071	12,247
	Beijer Alma AB	595,450	12,201
	Arjo AB Class B	3,113,491	12,067
*	Better Collective A/S	524,692	12,016
	Troax Group AB	520,791	11,830
	Medicover AB Class B	644,501	11,629
*	OX2 AB Class B	2,049,796	11,354
*,2,3	Scandic Hotels Group AB	1,838,763	11,191
	INVISIO AB	452,789	10,583
[2]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	16,210,903	10,277
*	Modern Times Group MTG AB Class B	1,283,000	9,852
	Dios Fastigheter AB	1,226,694	9,846
	NP3 Fastigheter AB	363,523	8,700
	Ratos AB Class B	2,625,500	8,448
	Clas Ohlson AB Class B	517,130	8,215
	SkiStar AB	546,811	8,052
	Sagax AB	2,731,381	8,010
*,3	Boozt AB	776,684	7,947
[2]	Truecaller AB Class B	2,289,123	7,250

		Shares	Market Value ($000)
*,3	BioArctic AB Class B	468,977	7,028
	Systemair AB	895,087	6,754
	Corem Property Group AB Class B	7,503,137	6,700
	Platzer Fastigheter Holding AB Class B	717,624	6,564
	Cloetta AB Class B	2,903,424	6,229
[3]	Attendo AB	1,415,633	6,194
	MEKO AB	567,669	5,957
	Fagerhult Group AB	958,364	5,864
	Investment AB Oresund	471,441	5,477
[2]	Svenska Handelsbanken AB Class B	426,307	5,267
*	Stillfront Group AB	6,285,109	5,255
[2]	Intrum AB	1,154,749	4,515
*	Norion Bank AB	1,124,405	4,261
[3]	Resurs Holding AB	1,880,131	4,018
	Volati AB	348,054	3,889
	Skandinaviska Enskilda Banken AB Class C	237,790	3,743
*,3	BoneSupport Holding AB	96,808	2,728
[2]	Samhallsbyggnadsbolaget i Norden AB	2,076,635	1,518
	NCC AB Class A	33,477	517
	Telefonaktiebolaget LM Ericsson Class A	63,078	433
*,1	OW Bunker A/S	129,331	—
			9,716,275
Switzerland (5.6%)
	Nestle SA (Registered)	36,469,194	3,694,061
	Novartis AG (Registered)	28,390,049	3,169,120
	Roche Holding AG	9,625,547	3,116,363
	UBS Group AG (Registered)	44,641,567	1,352,670
	ABB Ltd. (Registered)	22,049,633	1,223,901
	Cie Financiere Richemont SA (Registered) Class A	7,387,093	1,126,763
	Zurich Insurance Group AG	2,003,125	1,101,259
	Holcim AG	7,803,826	729,271
	Lonza Group AG (Registered)	1,004,196	668,704
	Alcon Inc.	6,864,269	649,941
	Sika AG (Registered)	2,111,967	641,227
	Givaudan SA (Registered)	110,456	541,903
	Swiss Re AG	4,036,171	497,593
	Partners Group Holding AG	307,469	413,867
	Swiss Life Holding AG (Registered)	404,023	309,366
	Geberit AG (Registered)	461,378	293,744
	Sandoz Group AG	5,986,501	259,654
	SGS SA (Registered)	2,068,544	226,161
	Kuehne + Nagel International AG (Registered)	701,948	217,597
	Swisscom AG (Registered)	352,943	216,016
	Sonova Holding AG (Registered)	661,654	202,821
	Logitech International SA (Registered)	2,152,379	193,878
	Straumann Holding AG (Registered)	1,487,877	191,864
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,523	188,591
[2]	Roche Holding AG (Bearer)	510,475	179,540
[3]	VAT Group AG	356,961	178,886
	Chocoladefabriken Lindt & Spruengli AG	13,671	171,347
	Julius Baer Group Ltd.	2,831,554	154,964
	Schindler Holding AG	561,368	150,252
	Baloise Holding AG (Registered)	628,525	112,482
	Swiss Prime Site AG (Registered)	1,057,513	105,984
	SIG Group AG	4,593,384	96,461
	Swatch Group AG	423,845	87,293
	Georg Fischer AG (Registered)	1,137,636	83,589
	PSP Swiss Property AG (Registered)	623,332	83,296
	EMS-Chemie Holding AG (Registered)	98,555	82,415
	Barry Callebaut AG (Registered)	49,426	79,527
	Belimo Holding AG (Registered)	128,491	77,894
	Schindler Holding AG (Registered)	291,673	76,576
	Adecco Group AG (Registered)	2,224,107	75,705
[2]	Helvetia Holding AG (Registered)	487,120	72,668
	Siegfried Holding AG (Registered)	57,105	66,559
	Tecan Group AG (Registered)	177,550	66,300
	Accelleron Industries AG	1,303,049	64,481
	Flughafen Zurich AG (Registered)	266,797	61,746
	Temenos AG (Registered)	851,910	59,155

		Shares	Market Value ($000)
[3]	Galenica AG	678,164	58,986
	Avolta AG	1,464,640	55,263
	Clariant AG (Registered)	3,163,125	46,920
	BKW AG	249,839	45,194
	Banque Cantonale Vaudoise (Registered)	394,472	41,872
	Comet Holding AG (Registered)	104,114	41,716
	Inficon Holding AG (Registered)	26,762	39,904
	Bachem Holding AG	435,659	39,097
	DKSH Holding AG	497,254	38,899
	Swissquote Group Holding SA (Registered)	120,438	38,413
	Bucher Industries AG (Registered)	90,555	36,686
	Allreal Holding AG (Registered)	202,501	36,101
	Sulzer AG (Registered)	240,972	35,825
	SFS Group AG	244,893	35,764
[2]	Cembra Money Bank AG	403,825	35,263
	Softwareone Holding AG	1,679,001	33,522
	Emmi AG (Registered)	29,250	30,743
	Burckhardt Compression Holding AG	43,517	30,321
	Mobimo Holding AG (Registered)	98,457	29,489
	Landis+Gyr Group AG	297,005	26,903
	dormakaba Holding AG	41,981	25,426
	Vontobel Holding AG (Registered)	382,253	25,046
*	Aryzta AG	12,964,279	24,819
	Valiant Holding AG (Registered)	217,031	24,609
	Kardex Holding AG (Registered)	80,409	24,488
	VZ Holding AG	180,677	24,404
	Interroll Holding AG (Registered)	7,534	24,344
	ALSO Holding AG (Registered)	78,132	23,689
	Ypsomed Holding AG (Registered)	49,510	22,753
[2]	Stadler Rail AG	735,152	22,500
	Swatch Group AG (Registered)	539,971	21,895
[2]	Daetwyler Holding AG	101,996	21,220
	Huber + Suhner AG (Registered)	229,955	20,136
	EFG International AG	1,382,956	19,767
	St. Galler Kantonalbank AG (Registered)	37,634	18,566
*	ams-OSRAM AG	13,002,480	17,458
	OC Oerlikon Corp. AG (Registered)	2,619,430	14,735
	Forbo Holding AG (Registered)	12,707	13,687
[2]	SKAN Group AG	150,304	13,570
*,3	Sensirion Holding AG	137,593	12,908
[3]	Medacta Group SA	83,873	12,016
	COSMO Pharmaceuticals NV	132,035	11,220
*	Arbonia AG	729,132	10,549
	Intershop Holding AG	75,414	10,063
	Komax Holding AG (Registered)	65,412	9,942
	LEM Holding SA (Registered)	6,250	9,128
	Bossard Holding AG (Registered) Class A	35,704	9,100
	u-blox Holding AG	93,939	8,594
[2]	Autoneum Holding AG	51,686	8,119
*	Basilea Pharmaceutica AG (Registered)	177,666	8,042
	Zehnder Group AG	126,327	7,957
	Bell Food Group AG (Registered)	26,657	7,546
	Implenia AG (Registered)	203,836	7,387
*,3	PolyPeptide Group AG	200,431	6,697
*,3	Montana Aerospace AG	308,640	6,567
	Vetropack Holding AG (Registered) Class A	171,811	6,527
	Bystronic AG	17,818	6,410
*,2	DocMorris AG	124,542	6,309
	Schweiter Technologies AG	12,932	6,067
*,3	Medartis Holding AG	59,287	5,081
	Rieter Holding AG (Registered)	40,779	4,828
	Investis Holding SA	38,386	4,766
*,2	Idorsia Ltd.	1,638,667	4,744
[3]	Medmix AG	328,052	4,518
	VP Bank AG Class A	52,186	4,307
	Leonteq AG	140,656	4,250
[2]	PIERER Mobility AG	115,663	3,719
	APG SGA SA	13,792	3,106

		Shares	Market Value ($000)
*,2	Meyer Burger Technology AG	399,129	2,355
			24,806,270
Taiwan (5.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	334,209,748	9,749,338
	Hon Hai Precision Industry Co. Ltd.	166,067,135	1,018,809
	MediaTek Inc.	20,609,239	784,906
	Delta Electronics Inc.	30,087,649	386,441
	Quanta Computer Inc.	36,967,648	314,955
	Fubon Financial Holding Co. Ltd.	107,688,248	291,616
	CTBC Financial Holding Co. Ltd.	254,171,922	275,883
[2]	United Microelectronics Corp.	157,344,905	250,665
	Cathay Financial Holding Co. Ltd.	128,091,646	245,273
	ASE Technology Holding Co. Ltd.	46,974,461	219,235
	Mega Financial Holding Co. Ltd.	158,790,612	209,384
	Chunghwa Telecom Co. Ltd.	49,763,198	184,397
	E.Sun Financial Holding Co. Ltd.	212,186,702	171,910
	Uni-President Enterprises Corp.	66,538,979	170,999
	Yuanta Financial Holding Co. Ltd.	169,068,853	169,623
	Asustek Computer Inc.	9,821,511	137,734
	First Financial Holding Co. Ltd.	149,260,806	133,686
	Yageo Corp.	5,411,998	131,976
	SinoPac Financial Holdings Co. Ltd.	161,356,471	131,346
[2]	Novatek Microelectronics Corp.	7,966,121	128,474
	Largan Precision Co. Ltd.	1,423,346	123,490
	Taiwan Cooperative Financial Holding Co. Ltd.	147,480,648	120,932
	Hua Nan Financial Holdings Co. Ltd.	140,897,714	119,324
	Wistron Corp.	39,237,524	118,060
[2]	China Steel Corp.	164,102,247	116,147
	Accton Technology Corp.	7,370,436	115,534
	Nan Ya Plastics Corp.	72,718,133	111,271
	China Development Financial Holding Corp.	218,960,115	108,066
	Realtek Semiconductor Corp.	6,640,988	104,761
*	Taishin Financial Holding Co. Ltd.	164,399,590	101,889
	Unimicron Technology Corp.	18,085,661	100,781
[2]	TCC Group Holdings Co. Ltd.	92,196,758	97,547
	Chailease Holding Co. Ltd.	19,999,814	93,302
[2]	Formosa Plastics Corp.	51,872,724	91,598
[2]	E Ink Holdings Inc.	11,002,378	90,782
	Hotai Motor Co. Ltd.	4,505,817	89,359
[2]	Lite-On Technology Corp.	29,040,809	88,816
[2]	Pegatron Corp.	28,419,541	87,791
	Alchip Technologies Ltd.	1,060,520	86,379
	Asia Vital Components Co. Ltd.	3,966,998	78,991
	Wiwynn Corp.	1,207,000	76,504
	Evergreen Marine Corp. Taiwan Ltd.	14,135,711	73,420
	Formosa Chemicals & Fibre Corp.	47,463,437	72,266
	Advantech Co. Ltd.	6,357,803	67,625
*	Shin Kong Financial Holding Co. Ltd.	201,432,929	66,905
	Taiwan Mobile Co. Ltd.	20,759,541	66,783
	Shanghai Commercial & Savings Bank Ltd.	51,865,048	66,075
	President Chain Store Corp.	7,789,379	65,978
	eMemory Technology Inc.	920,253	65,370
	Far EasTone Telecommunications Co. Ltd.	24,552,569	64,679
	Silergy Corp.	4,579,644	63,316
	International Games System Co. Ltd.	2,725,052	62,346
*	PharmaEssentia Corp.	3,058,000	61,395
[2]	Elite Material Co. Ltd.	4,230,298	57,483
	Innolux Corp.	117,837,183	55,421
[2]	Gigabyte Technology Co. Ltd.	6,831,160	55,245
	Catcher Technology Co. Ltd.	8,402,062	54,729
	Compal Electronics Inc.	56,360,652	54,609
	WPG Holdings Ltd.	20,597,420	54,277
	Chang Hwa Commercial Bank Ltd.	94,661,944	54,140
[2]	Acer Inc.	39,910,771	53,870
	ASPEED Technology Inc.	422,660	53,255
[2]	Inventec Corp.	35,740,836	52,852
	Voltronic Power Technology Corp.	909,425	51,760
[2]	Chroma ATE Inc.	5,494,121	51,155
	King Yuan Electronics Co. Ltd.	15,418,721	50,267

		Shares	Market Value ($000)
	Micro-Star International Co. Ltd.	9,544,460	49,798
	Jentech Precision Industrial Co. Ltd.	1,370,802	49,253
[2]	Globalwafers Co. Ltd.	3,224,436	49,049
	Airtac International Group	1,887,008	48,371
	Powertech Technology Inc.	9,374,231	47,138
	Yang Ming Marine Transport Corp.	24,318,962	47,127
*,2	Tatung Co. Ltd.	30,523,778	46,772
	Eclat Textile Co. Ltd.	2,753,128	44,715
[2]	Vanguard International Semiconductor Corp.	12,511,461	44,597
	Lotes Co. Ltd.	1,026,173	44,204
	Global Unichip Corp.	1,219,525	43,897
	Taiwan Business Bank	75,331,580	43,163
	Asia Cement Corp.	34,009,955	42,967
	Far Eastern New Century Corp.	40,783,493	42,426
	Tripod Technology Corp.	6,874,270	42,188
[2]	AUO Corp.	76,550,699	41,797
[2]	Sino-American Silicon Products Inc.	7,038,540	41,465
	Synnex Technology International Corp.	18,759,184	40,751
[2]	Walsin Lihwa Corp.	37,404,022	39,468
[2]	Eva Airways Corp.	37,437,943	39,457
	Highwealth Construction Corp.	20,123,544	39,403
	Makalot Industrial Co. Ltd.	2,848,187	39,038
	Chicony Electronics Co. Ltd.	8,143,280	38,806
	Fortune Electric Co. Ltd.	1,783,100	38,053
	Cheng Shin Rubber Industry Co. Ltd.	25,538,063	37,629
[2]	Formosa Petrochemical Corp.	18,938,003	37,158
[2]	Zhen Ding Technology Holding Ltd.	8,730,214	36,819
	Compeq Manufacturing Co. Ltd.	15,205,494	36,492
	Phison Electronics Corp.	2,254,894	35,527
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,882,593	34,110
	Pou Chen Corp.	30,840,366	34,042
	Ruentex Development Co. Ltd.	21,494,196	33,743
	Radiant Opto-Electronics Corp.	6,117,517	33,409
	Lien Hwa Industrial Holdings Corp.	17,033,924	32,514
	Giant Manufacturing Co. Ltd.	4,346,931	31,507
[2]	Foxconn Technology Co. Ltd.	15,326,233	30,832
	Winbond Electronics Corp.	42,961,950	30,629
	Wan Hai Lines Ltd.	12,835,274	30,618
[2]	King Slide Works Co. Ltd.	876,930	30,322
[2]	Feng TAY Enterprise Co. Ltd.	6,852,817	29,352
	Sinbon Electronics Co. Ltd.	2,917,391	29,322
[2]	Gold Circuit Electronics Ltd.	4,275,846	29,128
[2]	Shihlin Electric & Engineering Corp.	3,940,293	29,023
*,2	Powerchip Semiconductor Manufacturing Corp.	40,861,000	28,950
	Faraday Technology Corp.	3,131,216	28,916
	Taichung Commercial Bank Co. Ltd.	52,879,534	28,745
*,2	Nanya Technology Corp.	16,036,186	28,230
	China Airlines Ltd.	39,876,442	28,051
	ASMedia Technology Inc.	541,775	27,985
*	TA Chen Stainless Pipe	23,370,994	27,909
	Taiwan High Speed Rail Corp.	29,201,487	26,517
	Simplo Technology Co. Ltd.	2,389,139	26,257
	Merida Industry Co. Ltd.	3,393,004	25,985
	WT Microelectronics Co. Ltd.	8,025,360	25,546
*	Oneness Biotech Co. Ltd.	5,146,407	24,897
	Goldsun Building Materials Co. Ltd.	15,273,982	24,590
	Teco Electric & Machinery Co. Ltd.	16,484,034	24,513
[2]	Bizlink Holding Inc.	2,095,425	24,462
	Hiwin Technologies Corp.	3,976,687	24,457
[2]	King's Town Bank Co. Ltd.	13,043,696	23,400
	Nien Made Enterprise Co. Ltd.	1,915,202	23,260
*	Win Semiconductors Corp.	5,578,163	23,145
	Macronix International Co. Ltd.	24,780,546	22,321
[2]	Wistron NeWeb Corp.	5,099,441	22,021
[2]	United Integrated Services Co. Ltd.	2,101,603	22,017
	Parade Technologies Ltd.	959,732	21,781
	IBF Financial Holdings Co. Ltd.	46,208,240	21,448
[2]	AURAS Technology Co. Ltd.	990,000	20,572
	Taiwan Fertilizer Co. Ltd.	10,303,225	20,276
[2]	Qisda Corp.	18,843,660	20,122

		Shares	Market Value ($000)
	Capital Securities Corp.	27,687,508	19,859
[2]	Sanyang Motor Co. Ltd.	8,420,689	19,724
[2]	Run Long Construction Co. Ltd.	5,215,877	19,581
	Genius Electronic Optical Co. Ltd.	1,173,565	18,945
*,2	Bora Pharmaceuticals Co. Ltd.	755,891	18,937
	Ruentex Industries Ltd.	7,673,322	18,869
	Tung Ho Steel Enterprise Corp.	8,401,069	18,848
	Topco Scientific Co. Ltd.	2,285,440	18,798
	Tong Yang Industry Co. Ltd.	6,549,142	18,632
	MPI Corp.	1,121,000	18,614
[2]	AP Memory Technology Corp.	1,824,146	17,945
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,752,133	17,900
	Huaku Development Co. Ltd.	3,508,841	17,860
	Poya International Co. Ltd.	1,109,137	17,345
	Getac Holdings Corp.	5,415,752	17,059
[2]	Taiwan Union Technology Corp.	3,454,239	17,052
*	Yulon Finance Corp.	3,568,728	16,867
*	China Petrochemical Development Corp.	51,616,204	16,542
[2]	Mitac Holdings Corp.	12,538,570	16,313
[2]	Chipbond Technology Corp.	8,374,255	16,289
*	Great Wall Enterprise Co. Ltd.	9,245,455	16,205
	Kinik Co.	1,673,479	16,169
[2]	YFY Inc.	17,642,047	16,050
	XinTec Inc.	2,213,714	15,978
	Elan Microelectronics Corp.	3,737,344	15,816
[2]	L&K Engineering Co. Ltd.	2,200,386	15,785
	Taiwan Secom Co. Ltd.	3,874,339	15,675
	Supreme Electronics Co. Ltd.	6,554,396	15,659
	Century Iron & Steel Industrial Co. Ltd.	2,318,000	15,647
[2]	Walsin Technology Corp.	4,396,615	15,446
*,2	Nan Kang Rubber Tire Co. Ltd.	9,560,745	15,411
[2]	Jinan Acetate Chemical Co. Ltd.	580,397	15,410
[2]	Taiwan Surface Mounting Technology Corp.	4,067,113	15,350
*	Ta Ya Electric Wire & Cable	9,239,837	15,320
*	Far Eastern International Bank	32,405,696	15,243
[2]	Yulon Motor Co. Ltd.	8,144,958	15,216
	Depo Auto Parts Ind Co. Ltd.	1,846,025	15,083
*,2	Lotus Pharmaceutical Co. Ltd.	1,847,189	14,929
	Wisdom Marine Lines Co. Ltd.	6,774,487	14,691
	CTCI Corp.	8,961,642	14,670
	Fusheng Precision Co. Ltd.	1,655,000	14,462
	Far Eastern Department Stores Ltd.	15,276,887	14,247
	VisEra Technologies Co. Ltd.	1,392,000	14,096
*,2	HTC Corp.	10,256,079	13,851
	Sigurd Microelectronics Corp.	5,850,585	13,835
	Sercomm Corp.	3,932,250	13,736
	Everlight Electronics Co. Ltd.	5,681,687	13,570
	Silicon Integrated Systems Corp.	5,556,083	13,411
	Kinpo Electronics	18,554,193	13,395
	Fitipower Integrated Technology Inc.	1,655,121	13,311
	Nan Pao Resins Chemical Co. Ltd.	1,297,000	13,066
	Feng Hsin Steel Co. Ltd.	5,386,000	13,035
[2]	momo.com Inc.	1,010,269	12,866
	Primax Electronics Ltd.	4,495,882	12,595
	Ennostar Inc.	9,980,740	12,558
	Eternal Materials Co. Ltd.	13,348,185	12,533
	AUO Corp. ADR	2,315,860	12,506
	Ardentec Corp.	6,367,391	12,463
	Shin Zu Shing Co. Ltd.	1,906,166	12,424
	Kinsus Interconnect Technology Corp.	3,743,758	12,244
[2]	Solar Applied Materials Technology Corp.	6,249,689	12,117
	TXC Corp.	3,824,090	12,077
	M31 Technology Corp.	349,276	12,055
	Transcend Information Inc.	3,968,325	12,046
[2]	Gudeng Precision Industrial Co. Ltd.	851,969	11,965
	Kaori Heat Treatment Co. Ltd.	1,099,344	11,953
	Ennoconn Corp.	1,277,996	11,935
	Visual Photonics Epitaxy Co. Ltd.	2,561,609	11,875
	Test Research Inc.	2,631,878	11,827
	Coretronic Corp.	5,131,212	11,774

		Shares	Market Value ($000)
	Foxsemicon Integrated Technology Inc.	1,240,131	11,681
[2]	Allis Electric Co. Ltd.	2,677,000	11,342
	Chong Hong Construction Co. Ltd.	2,717,790	11,337
	Chunghwa Telecom Co. Ltd. ADR	304,318	11,305
[2]	FLEXium Interconnect Inc.	4,135,334	11,190
	President Securities Corp.	13,240,690	11,136
*	Mercuries Life Insurance Co. Ltd.	47,190,408	11,104
	Center Laboratories Inc.	7,244,352	11,059
[2]	EVERGREEN Steel Corp.	2,953,000	11,017
[2]	Cheng Uei Precision Industry Co. Ltd.	5,048,595	10,921
	Charoen Pokphand Enterprise	3,518,374	10,882
	Chicony Power Technology Co. Ltd.	2,637,000	10,762
	Wah Lee Industrial Corp.	2,555,768	10,718
	Arcadyan Technology Corp.	2,366,082	10,652
	China Motor Corp.	3,545,222	10,644
	Shinkong Synthetic Fibers Corp.	20,301,312	10,639
	Tong Hsing Electronic Industries Ltd.	2,514,494	10,635
	Sitronix Technology Corp.	1,381,567	10,521
[2]	Via Technologies Inc.	2,800,909	10,498
	Farglory Land Development Co. Ltd.	3,968,158	10,445
[2]	United Microelectronics Corp. ADR	1,243,898	10,411
	Sakura Development Co. Ltd.	4,296,000	10,402
	Merry Electronics Co. Ltd.	2,749,063	10,391
	Acter Group Corp. Ltd.	1,409,168	10,391
[2]	ADATA Technology Co. Ltd.	3,599,958	10,331
[2]	Orient Semiconductor Electronics Ltd.	6,850,208	10,204
[2]	Cheng Loong Corp.	12,722,761	10,201
	Raydium Semiconductor Corp.	874,000	10,017
	Nan Ya Printed Circuit Board Corp.	1,951,556	9,993
*,2	Taiwan Glass Industry Corp.	18,646,615	9,959
	ChipMOS Technologies Inc.	8,240,348	9,951
*,2	AcBel Polytech Inc.	9,010,328	9,905
	Shinkong Insurance Co. Ltd.	3,349,000	9,684
	Kindom Development Co. Ltd.	5,070,850	9,367
[2]	Unitech Printed Circuit Board Corp.	8,461,218	9,240
[2]	Gloria Material Technology Corp.	6,410,126	9,196
	Formosa Taffeta Co. Ltd.	13,520,498	9,177
	U-Ming Marine Transport Corp.	5,775,610	9,120
	Allied Supreme Corp.	735,000	9,034
*	Pan Jit International Inc.	5,356,398	8,969
*	BES Engineering Corp.	18,702,754	8,959
	Ambassador Hotel	4,039,000	8,814
	O-Bank Co. Ltd.	28,278,547	8,806
[2]	Sunonwealth Electric Machine Industry Co. Ltd.	2,983,000	8,774
	Hotai Finance Co. Ltd.	2,749,120	8,690
	Taiwan Cogeneration Corp.	6,142,810	8,683
*,2	HannStar Display Corp.	31,068,793	8,682
	Kenda Rubber Industrial Co. Ltd.	8,718,236	8,491
	Cathay Real Estate Development Co. Ltd.	8,921,505	8,470
*	Tainan Spinning Co. Ltd.	15,711,940	8,464
	Elite Semiconductor Microelectronics Technology Inc.	3,218,717	8,405
*,2	Microbio Co. Ltd.	6,775,937	8,355
[2]	WinWay Technology Co. Ltd.	256,387	8,292
	Yieh Phui Enterprise Co. Ltd.	17,866,484	8,278
[2]	Chang Wah Electromaterials Inc.	5,869,000	8,260
	Pixart Imaging Inc.	1,631,804	8,157
	SDI Corp.	2,222,876	8,151
[2]	Wafer Works Corp.	7,249,312	8,136
	Asia Optical Co. Inc.	2,939,519	8,110
	Taiwan Sakura Corp.	2,699,006	7,999
*,2	Episil Technologies Inc.	4,212,233	7,956
[2]	Chung Hung Steel Corp.	11,952,000	7,799
	Greatek Electronics Inc.	4,086,961	7,709
[2]	ITEQ Corp.	2,744,177	7,709
[2]	ITE Technology Inc.	1,662,399	7,668
*	RichWave Technology Corp.	1,130,337	7,575
*,2	EirGenix Inc.	2,830,277	7,551
	Systex Corp.	1,984,140	7,422
	Pegavision Corp.	575,542	7,378
	Standard Foods Corp.	6,061,849	7,338

		Shares	Market Value ($000)
[2]	Nuvoton Technology Corp.	2,259,000	7,261
*	Elite Advanced Laser Corp.	1,848,862	7,242
[2]	Innodisk Corp.	861,776	7,238
	Yankey Engineering Co. Ltd.	753,600	7,201
	Continental Holdings Corp.	6,581,000	7,141
*,2	United Renewable Energy Co. Ltd.	18,338,408	7,112
*,2	TaiMed Biologics Inc.	2,806,263	7,065
	China Steel Chemical Corp.	2,273,245	6,968
	Global Mixed Mode Technology Inc.	904,342	6,928
[2]	Kuo Toong International Co. Ltd.	2,996,809	6,898
	Taiwan Paiho Ltd.	3,352,592	6,868
[2]	Dynamic Holding Co. Ltd.	3,810,365	6,868
[2]	FocalTech Systems Co. Ltd.	2,696,403	6,859
[2]	Jess-Link Products Co. Ltd.	1,338,887	6,847
*,2	Egis Technology Inc.	926,582	6,839
	Grape King Bio Ltd.	1,571,683	6,827
	Sinon Corp.	4,851,000	6,778
	Shiny Chemical Industrial Co. Ltd.	1,436,250	6,741
[2]	Chenbro Micom Co. Ltd.	782,000	6,723
	Hsin Kuang Steel Co. Ltd.	3,657,403	6,674
	Evergreen International Storage & Transport Corp.	6,983,793	6,595
	Sporton International Inc.	960,138	6,587
	CyberPower Systems Inc.	843,000	6,570
	Chin-Poon Industrial Co. Ltd.	4,752,799	6,534
	TTY Biopharm Co. Ltd.	2,889,457	6,525
[2]	Quanta Storage Inc.	2,115,136	6,514
[2]	Hota Industrial Manufacturing Co. Ltd.	3,152,801	6,484
	TSRC Corp.	9,328,009	6,477
[2]	Hannstar Board Corp.	4,302,657	6,431
*	Advanced Wireless Semiconductor Co.	1,950,030	6,410
	Taiwan-Asia Semiconductor Corp.	5,509,266	6,385
	Dynapack International Technology Corp.	1,876,479	6,327
[2]	Taiwan Semiconductor Co. Ltd.	3,270,342	6,313
*	TPK Holding Co. Ltd.	4,615,313	6,262
	AmTRAN Technology Co. Ltd.	9,512,692	6,231
*	Grand Pacific Petrochemical	13,858,951	6,140
	Soft-World International Corp.	1,530,372	6,139
	Cleanaway Co. Ltd.	1,119,359	6,137
*	International CSRC Investment Holdings Co.	11,535,159	6,013
*,2	Andes Technology Corp.	523,000	5,994
	Great Tree Pharmacy Co. Ltd.	819,833	5,964
[2]	Wowprime Corp.	925,593	5,948
*,2	Taiwan TEA Corp.	8,676,399	5,878
*	Sunplus Technology Co. Ltd.	5,845,752	5,864
[2]	Nantex Industry Co. Ltd.	4,778,409	5,846
	Synmosa Biopharma Corp.	4,637,552	5,779
[2]	Formosa International Hotels Corp.	894,756	5,760
	USI Corp.	11,903,641	5,747
[2]	Pan-International Industrial Corp.	5,297,613	5,711
	Global Brands Manufacture Ltd.	3,011,799	5,706
[2]	UPI Semiconductor Corp.	711,000	5,650
[2]	Co-Tech Development Corp.	2,844,000	5,642
	Gemtek Technology Corp.	4,297,668	5,613
[2]	Marketech International Corp.	1,208,000	5,603
	Chief Telecom Inc.	426,800	5,589
	Hu Lane Associate Inc.	1,138,482	5,583
	Chang Wah Technology Co. Ltd.	4,694,000	5,580
	Fulgent Sun International Holding Co. Ltd.	1,531,744	5,543
	Universal Cement Corp.	5,418,240	5,509
	Thinking Electronic Industrial Co. Ltd.	1,087,000	5,506
*,2	Phihong Technology Co. Ltd.	4,237,768	5,504
*,2	General Interface Solution Holding Ltd.	2,854,276	5,486
*,2	TSEC Corp.	6,470,803	5,473
	Weikeng Industrial Co. Ltd.	5,350,000	5,432
*	Ritek Corp.	9,761,658	5,412
	Oriental Union Chemical Corp.	9,872,474	5,390
*	CMC Magnetics Corp.	14,232,253	5,377
*	Brighton-Best International Taiwan Inc.	4,985,367	5,359
	Universal Vision Biotechnology Co. Ltd.	775,580	5,299
	Johnson Health Tech Co. Ltd.	1,516,092	5,280

		Shares	Market Value ($000)
	Advanced Energy Solution Holding Co. Ltd.	327,450	5,248
	Nichidenbo Corp.	2,661,000	5,239
[2]	Machvision Inc.	528,775	5,218
	Syncmold Enterprise Corp.	1,701,099	5,194
	TCI Co. Ltd.	1,185,788	5,178
	Topkey Corp.	904,000	5,154
*	Longchen Paper & Packaging Co. Ltd.	12,096,091	5,152
[2]	ASROCK Inc.	823,000	5,066
	Darfon Electronics Corp.	2,962,164	5,022
	Evergreen Aviation Technologies Corp.	1,644,000	5,021
*,2	Taiwan Mask Corp.	2,283,000	5,004
*	Mercuries & Associates Holding Ltd.	8,245,111	4,991
*	Anpec Electronics Corp.	906,000	4,991
*	CSBC Corp. Taiwan	9,682,257	4,953
	Holy Stone Enterprise Co. Ltd.	1,802,982	4,899
*	China Metal Products	3,659,113	4,862
[2]	ZillTek Technology Corp.	484,000	4,853
	UPC Technology Corp.	12,467,277	4,773
*,2	LuxNet Corp.	1,478,000	4,732
	Hung Sheng Construction Ltd.	5,152,107	4,726
[2]	Ability Enterprise Co. Ltd.	3,100,904	4,701
[2]	Actron Technology Corp.	871,577	4,692
	YungShin Global Holding Corp.	2,923,898	4,684
	TYC Brother Industrial Co. Ltd.	2,304,099	4,640
[2]	Channel Well Technology Co. Ltd.	2,290,000	4,630
	Xxentria Technology Materials Corp.	2,253,343	4,612
*	China Man-Made Fiber Corp.	17,705,236	4,601
[2]	Adlink Technology Inc.	2,100,484	4,599
	Ton Yi Industrial Corp.	10,059,324	4,563
*	Medigen Vaccine Biologics Corp.	3,201,336	4,562
	RDC Semiconductor Co. Ltd.	536,120	4,477
*	Huang Hsiang Construction Corp.	2,243,571	4,446
	TaiDoc Technology Corp.	894,645	4,425
	Etron Technology Inc.	3,491,385	4,422
	Posiflex Technology Inc.	770,612	4,412
[2]	Ichia Technologies Inc.	3,516,439	4,343
*	Lung Yen Life Service Corp.	2,768,221	4,301
	Apex International Co. Ltd.	2,597,000	4,287
*,2	CyberTAN Technology Inc.	4,608,006	4,244
*	Kuo Yang Construction Co. Ltd.	4,785,000	4,208
	Cub Elecparts Inc.	1,205,100	4,180
[2]	D-Link Corp.	7,312,584	4,104
	Flytech Technology Co. Ltd.	1,590,785	4,099
[2]	Zyxel Group Corp.	3,625,952	4,047
*	KEE TAI Properties Co. Ltd.	5,933,979	4,027
*	Adimmune Corp.	4,704,575	4,023
	Career Technology MFG. Co. Ltd.	5,731,270	4,006
	Gamania Digital Entertainment Co. Ltd.	1,716,424	3,992
[2]	Formosa Sumco Technology Corp.	849,000	3,952
	Taiflex Scientific Co. Ltd.	2,356,593	3,951
	T3EX Global Holdings Corp.	1,389,000	3,942
	Sinyi Realty Inc.	3,763,300	3,927
	IEI Integration Corp.	1,549,669	3,917
	Namchow Holdings Co. Ltd.	2,147,971	3,903
	Ho Tung Chemical Corp.	12,421,141	3,886
*	Federal Corp.	5,711,195	3,877
	Sampo Corp.	4,491,497	3,872
*,2	OBI Pharma Inc.	2,126,690	3,859
*	Polaris Group	1,979,000	3,853
	Kung Long Batteries Industrial Co. Ltd.	866,599	3,847
	Taiwan PCB Techvest Co. Ltd.	3,381,549	3,836
	Waffer Technology Corp.	1,666,500	3,832
*	Rich Development Co. Ltd.	9,087,267	3,816
*	LandMark Optoelectronics Corp.	1,008,155	3,793
[2]	Nidec Chaun-Choung Technology Corp.	491,645	3,785
	Everlight Chemical Industrial Corp.	5,648,329	3,765
*	Brogent Technologies Inc.	706,643	3,757
	Dimerco Express Corp.	1,392,843	3,753
	Advanced Ceramic X Corp.	682,971	3,748
[2]	Advanced International Multitech Co. Ltd.	1,470,115	3,671

		Shares	Market Value ($000)
	KMC Kuei Meng International Inc.	816,000	3,669
*	Bank of Kaohsiung Co. Ltd.	9,446,886	3,653
*	YC INOX Co. Ltd.	4,978,055	3,648
	Firich Enterprises Co. Ltd.	3,544,652	3,629
[2]	Motech Industries Inc.	4,135,988	3,622
*,2	Chung Hwa Pulp Corp.	5,781,818	3,618
	Rechi Precision Co. Ltd.	3,849,896	3,567
*,2	Lealea Enterprise Co. Ltd.	11,509,721	3,547
[2]	Holtek Semiconductor Inc.	2,150,952	3,512
[2]	Weltrend Semiconductor	2,080,182	3,504
	Infortrend Technology Inc.	3,725,873	3,436
[2]	Altek Corp.	2,957,823	3,392
[2]	Alpha Networks Inc.	3,288,750	3,375
*	Shining Building Business Co. Ltd.	9,371,769	3,313
[2]	WUS Printed Circuit Co. Ltd.	2,058,785	3,282
*	Chlitina Holding Ltd.	725,231	3,270
[2]	China General Plastics Corp.	6,031,597	3,266
[2]	Sincere Navigation Corp.	4,024,309	3,265
[2]	Chunghwa Precision Test Tech Co. Ltd.	247,368	3,265
	PharmaEngine Inc.	1,128,477	3,206
*	Foresee Pharmaceuticals Co. Ltd.	1,305,841	3,183
*	Gigastorage Corp.	4,381,817	3,134
	Asia Polymer Corp.	5,358,624	3,133
*,2	Lingsen Precision Industries Ltd.	4,885,421	3,122
	Sensortek Technology Corp.	348,000	3,104
	Sunny Friend Environmental Technology Co. Ltd.	1,012,675	3,067
	Chia Hsin Cement Corp.	5,544,720	3,042
	Chun Yuan Steel Industry Co. Ltd.	5,365,000	3,039
	Bioteque Corp.	777,525	3,033
	St. Shine Optical Co. Ltd.	560,727	3,018
*,2	Fittech Co. Ltd.	802,890	3,005
	Kaimei Electronic Corp.	1,416,200	2,967
[2]	Swancor Holding Co. Ltd.	852,426	2,964
	Wei Chuan Foods Corp.	5,320,507	2,950
	China Bills Finance Corp.	6,472,000	2,947
	ScinoPharm Taiwan Ltd.	3,679,946	2,908
	Hong Pu Real Estate Development Co. Ltd.	2,635,931	2,907
	Sonix Technology Co. Ltd.	1,963,316	2,896
[2]	Genesys Logic Inc.	1,045,000	2,896
*	Radium Life Tech Co. Ltd.	7,995,336	2,843
	FSP Technology Inc.	1,631,071	2,843
	Amazing Microelectronic Corp.	993,526	2,804
[2]	Panion & BF Biotech Inc.	957,163	2,758
*	Li Peng Enterprise Co. Ltd.	8,547,714	2,727
	Taiwan Styrene Monomer	6,364,977	2,698
	Ultra Chip Inc.	1,008,000	2,694
*,2	Darwin Precisions Corp.	6,185,570	2,691
[2]	Tong-Tai Machine & Tool Co. Ltd.	3,070,126	2,650
	Savior Lifetec Corp.	3,838,851	2,616
[2]	Elitegroup Computer Systems Co. Ltd.	2,932,479	2,577
	Formosan Rubber Group Inc.	3,039,375	2,538
	Gourmet Master Co. Ltd.	1,003,237	2,537
	China Electric Manufacturing Corp.	4,291,227	2,517
	Rexon Industrial Corp. Ltd.	1,880,000	2,442
	Tung Thih Electronic Co. Ltd.	828,118	2,383
	91APP Inc.	847,931	2,353
*	Speed Tech Corp.	1,513,000	2,349
	TA-I Technology Co. Ltd.	1,490,535	2,306
*	First Steamship Co. Ltd.	9,563,441	2,271
*	Tyntek Corp.	3,883,095	2,223
[2]	CHC Healthcare Group	1,529,222	2,188
	Globe Union Industrial Corp.	3,772,405	2,162
	Iron Force Industrial Co. Ltd.	737,535	2,159
[2]	China Chemical & Pharmaceutical Co. Ltd.	3,231,766	2,151
	AGV Products Corp.	5,439,983	2,083
*	Zeng Hsing Industrial Co. Ltd.	644,672	1,996
[2]	VIA Labs Inc.	348,000	1,917
*	Gigasolar Materials Corp.	503,916	1,911
*,2	HannsTouch Holdings Co.	6,761,304	1,868
*	Medigen Biotechnology Corp.	1,500,797	1,857

		Shares	Market Value ($000)
*,2	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	1,749
	Cyberlink Corp.	518,066	1,584
*,2	Yeong Guan Energy Technology Group Co. Ltd.	1,175,217	1,543
	Taiyen Biotech Co. Ltd.	1,462,580	1,517
*	PChome Online Inc.	1,485,259	1,466
*	ALI Corp.	2,283,362	1,452
*	Zinwell Corp.	2,403,006	1,432
*	Newmax Technology Co. Ltd.	1,553,000	1,376
	Senao International Co. Ltd.	1,213,253	1,373
	Basso Industry Corp.	1,044,339	1,330
*	Dyaco International Inc.	1,387,534	1,305
	Nan Liu Enterprise Co. Ltd.	581,000	1,245
	Delpha Construction Co. Ltd.	704,000	1,238
*	Shin Foong Specialty & Applied Materials Co. Ltd.	660,361	1,233
	Yulon Nissan Motor Co. Ltd.	301,842	1,221
	Sheng Yu Steel Co. Ltd.	1,463,000	1,141
*	Lumosa Therapeutics Co. Ltd.	118,000	792
*	Li Cheng Enterprise Co. Ltd.	1,658,420	785
*,1	Taiwan Land Development Corp.	448,935	—
*,1	Pharmally International Holding Co. Ltd.	868,039	—
			23,736,291
Thailand (0.5%)
	PTT PCL (Foreign)	198,507,865	178,167
	CP ALL PCL (Foreign)	82,853,500	135,561
	Delta Electronics Thailand PCL (Foreign)	38,870,810	111,940
	Bangkok Dusit Medical Services PCL (Foreign)	151,183,067	111,449
	Advanced Info Service PCL (Foreign)	15,502,025	101,886
	Airports of Thailand PCL (Foreign)	59,736,164	94,791
	Kasikornbank PCL (Foreign)	24,249,729	89,576
	PTT Exploration & Production PCL (Foreign)	19,149,317	78,736
	SCB X PCL (Foreign)	23,358,153	67,521
	Central Pattana PCL (Foreign)	43,327,011	67,264
	Siam Cement PCL (Foreign)	10,096,147	62,669
	Gulf Energy Development PCL (Foreign)	41,863,603	56,199
	Bumrungrad Hospital PCL (Foreign)	7,866,543	54,314
	Minor International PCL (Foreign)	55,607,401	45,312
	Krung Thai Bank PCL (Foreign)	85,131,091	43,229
*	Charoen Pokphand Foods PCL (Foreign)	61,569,112	41,490
*	True Corp. PCL (Foreign)	143,669,836	37,413
	Bangkok Bank PCL (Foreign)	9,228,264	35,480
	Central Retail Corp. PCL (Foreign)	38,665,422	34,504
	TMBThanachart Bank PCL (Foreign)	614,563,974	29,159
	Intouch Holdings PCL (Foreign)	12,012,167	27,756
	Bangkok Expressway & Metro PCL (Foreign)	109,987,386	24,101
	Thai Oil PCL (Foreign)	15,462,449	21,895
	PTT Global Chemical PCL (Foreign)	28,105,181	21,529
	Tisco Financial Group PCL (Foreign)	8,095,809	21,007
	Home Product Center PCL (Foreign)	77,856,461	19,912
	CP Axtra PCL (Foreign)	22,078,578	18,920
	Land & Houses PCL (Foreign)	112,159,888	18,103
	KCE Electronics PCL (Foreign)	13,712,175	17,224
	PTT Oil & Retail Business PCL (Foreign)	38,368,283	17,029
	Banpu PCL (Foreign)	121,715,412	16,978
[2]	Krungthai Card PCL (Foreign)	14,759,139	16,174
	WHA Corp. PCL (Foreign)	105,526,815	15,558
	Digital Telecommunications Infrastructure Fund	70,100,589	15,546
	Thai Union Group PCL (Foreign)	36,886,960	15,025
	Thanachart Capital PCL (Foreign)	10,719,702	14,134
	BTS Group Holdings PCL (Foreign)	115,580,846	13,973
[2]	Indorama Ventures PCL (Foreign)	25,317,183	13,741
	SCG Packaging PCL (Foreign)	16,456,009	13,090
	Osotspa PCL (Foreign)	18,604,383	12,609
	Ratch Group PCL (Foreign)	16,149,654	12,587
	Hana Microelectronics PCL (Foreign)	9,083,353	11,912
	Srisawad Corp. PCL (Foreign)	12,575,616	11,509
[2]	Global Power Synergy PCL (Foreign)	9,523,376	10,662
	Bangchak Corp. PCL (Foreign)	11,982,050	10,598
	Sansiri PCL (Foreign)	222,212,921	10,477
[2]	Muangthai Capital PCL (Foreign)	9,224,531	10,462

		Shares	Market Value ($000)
[2]	Central Plaza Hotel PCL (Foreign)	8,848,352	10,260
	Siam Global House PCL (Foreign)	23,407,094	10,130
	Asset World Corp. PCL (Foreign)	98,531,098	10,080
	Electricity Generating PCL (Foreign)	3,507,238	9,658
	Com7 PCL (Foreign)	16,263,014	9,338
[2]	Kiatnakin Phatra Bank PCL (Foreign)	8,053,120	8,697
	Carabao Group PCL (Foreign)	4,586,606	8,511
	Supalai PCL (Foreign)	17,521,763	8,314
	3BB Internet Infrastructure Fund	52,002,668	8,243
[2]	Berli Jucker PCL (Foreign)	13,972,428	8,125
	Bangkok Airways PCL (Foreign)	13,463,493	7,948
[2]	Ngern Tid Lor PCL (Foreign)	17,944,919	7,876
	Thonburi Healthcare Group PCL (Foreign)	10,351,727	7,842
	CH Karnchang PCL (Foreign)	14,337,448	7,802
	Amata Corp. PCL (Foreign)	11,735,975	7,783
	AP Thailand PCL (Foreign)	31,796,970	7,324
	Bangkok Chain Hospital PCL (Foreign)	14,811,030	7,152
[2]	Thai Life Insurance PCL (Foreign)	34,580,600	7,097
	Plan B Media PCL (Foreign)	34,064,555	7,082
	Betagro PCL (Foreign)	10,325,100	6,847
	B Grimm Power PCL (Foreign)	11,186,452	6,796
[2]	Sri Trang Agro-Industry PCL (Foreign)	12,079,771	6,721
*	Jasmine Technology Solution PCL (Foreign)	3,785,001	6,615
	IRPC PCL (Foreign)	142,880,724	5,896
	I-TAIL Corp. PCL (Foreign)	8,984,400	5,575
	Thailand Future Fund	31,800,789	5,533
	CK Power PCL (Foreign)	50,179,219	5,469
	Chularat Hospital PCL (Foreign)	79,372,652	5,343
[2]	Dohome PCL (Foreign)	16,132,593	5,080
[2]	Mega Lifesciences PCL (Foreign)	4,817,756	4,940
	AEON Thana Sinsap Thailand PCL (Foreign)	1,477,868	4,754
	TTW PCL (Foreign)	18,828,731	4,677
	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	4,638
*	Star Petroleum Refining PCL (Foreign)	20,698,132	4,465
	Tipco Asphalt PCL (Foreign)	9,858,167	4,374
	Dhipaya Group Holdings PCL (Foreign)	5,422,772	4,304
	Siam City Cement PCL (Foreign)	1,128,172	4,288
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	15,700,901	4,191
[2]	Quality Houses PCL (Foreign)	82,078,043	4,126
	Thoresen Thai Agencies PCL (Foreign)	22,967,591	4,033
	TQM Alpha PCL (Foreign)	4,929,253	3,873
	Jasmine International PCL (Foreign)	48,124,318	3,755
	TOA Paint Thailand PCL (Foreign)	7,158,660	3,655
	Bangchak Sriracha PCL (Foreign)	17,259,553	3,586
	Thai Vegetable Oil PCL (Foreign)	6,080,102	3,483
	TPI Polene PCL (Foreign)	108,585,166	3,472
*	VGI PCL (Foreign)	72,796,914	3,334
	Sri Trang Gloves Thailand PCL (Foreign)	13,077,296	3,306
[2]	Thaicom PCL (Foreign)	9,147,278	3,244
	Gunkul Engineering PCL (Foreign)	54,986,495	3,212
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	18,752,686	3,155
	MBK PCL (Foreign)	6,685,838	3,063
	Thaifoods Group PCL (Foreign)	26,922,005	3,007
	Vibhavadi Medical Center PCL (Foreign)	50,089,833	3,006
	TPI Polene Power PCL (Foreign)	35,880,912	2,858
	JMT Network Services PCL (Foreign)	8,803,617	2,827
*	Jaymart Group Holdings PCL (Foreign)	8,071,987	2,729
	Ramkhamhaeng Hospital PCL (Foreign)	3,292,932	2,679
	Banpu Power PCL (Foreign)	7,829,237	2,660
	Major Cineplex Group PCL (Foreign)	7,175,579	2,653
	Bangkok Land PCL (Foreign)	167,689,895	2,542
	GFPT PCL (Foreign)	6,818,395	2,489
	Energy Absolute PCL (Foreign)	23,783,744	2,412
[2]	Precious Shipping PCL (Foreign)	9,491,197	2,202
	Taokaenoi Food & Marketing PCL (Foreign)	7,785,893	2,101
	Bangkok Life Assurance PCL (Foreign)	4,102,546	2,016
*,2	Singer Thailand PCL (Foreign)	8,883,040	2,014
	Pruksa Holding PCL (Foreign)	7,540,784	1,885
	Forth Corp. PCL (Foreign)	5,951,006	1,736
	PTG Energy PCL (Foreign)	7,401,777	1,643

		Shares	Market Value ($000)
	Ratchthani Leasing PCL (Foreign)	32,582,093	1,623
	LPN Development PCL (Foreign)	17,519,589	1,553
	BEC World PCL (Foreign)	14,114,804	1,499
	Bangkok Life Assurance PCL NVDR	2,816,700	1,384
	MK Restaurants Group PCL (Foreign)	1,876,940	1,383
	BCPG PCL (Foreign)	8,752,274	1,352
*	Super Energy Corp. PCL (Foreign)	172,306,466	1,304
	SPCG PCL (Foreign)	5,675,234	1,290
*,1,2	Thai Airways International PCL (Foreign)	13,550,615	968
*	Pruksa Real Estate PCL (Foreign)	7,721,100	964
	Origin Property PCL (Foreign)	6,707,181	840
*	Beyond Securities PCL (Foreign)	31,587,374	811
*	Italian-Thai Development PCL (Foreign)	45,595,683	781
*	True Corp. PCL NVDR	2,771,700	722
	Workpoint Entertainment PCL (Foreign)	2,372,424	673
	CPN Retail Growth Leasehold REIT	1,109,700	337
			2,279,179
Turkey (0.3%)
	BIM Birlesik Magazalar A/S	6,110,685	115,478
	Akbank TAS	42,929,562	80,186
	KOC Holding A/S	11,820,548	76,778
*	Turk Hava Yollari AO	7,685,923	67,105
	Turkiye Petrol Rafinerileri A/S	12,249,564	60,404
	Haci Omer Sabanci Holding A/S	18,970,403	56,917
	Turkcell Iletisim Hizmetleri A/S	16,502,884	52,642
	Turkiye Is Bankasi A/S Class C	108,858,703	49,247
	Yapi ve Kredi Bankasi A/S	45,712,302	41,639
	Eregli Demir ve Celik Fabrikalari TAS	23,298,390	39,422
	Enka Insaat ve Sanayi A/S	24,414,398	34,361
	Aselsan Elektronik Sanayi ve Ticaret A/S	16,412,046	30,995
	Turkiye Garanti Bankasi A/S	8,203,686	30,675
	Turkiye Sise ve Cam Fabrikalari A/S	19,752,745	28,055
	Ford Otomotiv Sanayi A/S	883,236	26,521
*	Sasa Polyester Sanayi A/S	17,934,820	25,147
	Coca-Cola Icecek A/S	899,542	22,984
	Migros Ticaret A/S	1,267,057	20,189
	AG Anadolu Grubu Holding A/S	1,535,317	19,765
*	Pegasus Hava Tasimaciligi A/S	2,761,080	18,670
*	TAV Havalimanlari Holding A/S	2,371,873	18,533
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,286,750	18,446
	Arcelik A/S	3,046,475	15,459
	Tofas Turk Otomobil Fabrikasi A/S	1,708,807	14,453
[3]	Mavi Giyim Sanayi ve Ticaret A/S Class B	4,059,948	13,819
*	Petkim Petrokimya Holding A/S	17,085,346	12,455
*,3	MLP Saglik Hizmetleri A/S Class B	1,067,258	11,845
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,882,116	11,765
*	Ulker Biskuvi Sanayi A/S	2,258,011	11,437
*	Turk Telekomunikasyon A/S	7,348,919	11,342
*	Oyak Cimento Fabrikalari A/S	4,676,740	11,196
	Otokar Otomotiv ve Savunma Sanayi A/S	524,683	9,672
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	26,626,439	9,315
*	Koza Altin Isletmeleri A/S	13,233,720	9,263
*	Anadolu Anonim Turk Sigorta Sirketi	2,928,539	8,978
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S Class B	2,910,406	8,164
	Turk Traktor ve Ziraat Makineleri A/S	342,935	8,023
	Is Yatirim Menkul Degerler A/S	7,093,685	8,016
	Nuh Cimento Sanayi A/S	819,596	7,574
	Sok Marketler Ticaret A/S	4,183,157	7,556
	Dogus Otomotiv Servis ve Ticaret A/S	1,009,589	7,336
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,993,434	7,277
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	4,821,047	7,077
[3]	Enerjisa Enerji A/S	3,446,635	7,030
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	513,526	6,504
	Alarko Holding A/S	2,027,086	6,414
	Dogan Sirketler Grubu Holding A/S	12,493,093	6,331
*	Turkiye Sinai Kalkinma Bankasi A/S	16,194,707	6,163
	EGE Endustri ve Ticaret A/S	15,917	5,875
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,054,283	5,875
	Aksa Akrilik Kimya Sanayii A/S	18,980,160	5,807

		Shares	Market Value ($000)
*	Gubre Fabrikalari TAS	1,136,245	5,571
	Turkiye Sigorta A/S	3,001,422	5,457
*	Turkiye Vakiflar Bankasi TAO	8,874,247	5,451
*	Investco Holding A/S	499,552	5,209
*	MIA Teknoloji A/S	2,896,082	5,193
*	Hektas Ticaret TAS	14,166,138	5,178
*	Kontrolmatik Enerji ve Muhendislik A/S	2,587,725	5,036
	Cimsa Cimento Sanayi ve Ticaret A/S	4,798,276	4,886
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	4,827,426	4,835
	Bera Holding A/S	8,930,702	4,596
	Aksa Enerji Uretim A/S Class B	3,665,540	4,572
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	18,604,807	4,542
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,449,629	4,508
*	Tekfen Holding A/S	2,463,567	4,297
	Borusan Yatirim ve Pazarlama A/S	66,907	4,279
	TAB Gida Sanayi ve Ticaret A/S	725,208	4,093
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,826,477	3,896
*	Zorlu Enerji Elektrik Uretim A/S	23,544,758	3,889
*	Turkiye Halk Bankasi A/S	7,455,298	3,832
*	Reeder Teknoloji Sanayi ve Ticaret A/S	3,370,890	3,814
	Aygaz A/S	715,859	3,708
	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	9,280,091	3,662
*	Albaraka Turk Katilim Bankasi A/S	18,032,850	3,414
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,081,919	3,405
*	YEO Teknoloji Enerji ve Endustri A/S	514,462	3,401
*	Akfen Yenilenebilir Enerji A/S	4,627,730	3,343
*	Kiler Holding A/S	3,321,530	3,228
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,115,262	3,200
	AKIS Gayrimenkul Yatirimi A/S	5,026,639	3,093
	Kayseri Seker Fabrikasi A/S	3,844,799	3,029
	Global Yatirim Holding A/S	6,111,788	3,007
	Logo Yazilim Sanayi ve Ticaret A/S	884,051	2,993
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,973,753	2,975
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	398,878	2,869
*	Konya Cimento Sanayii A/S	12,199	2,824
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,666,425	2,784
*	NET Holding A/S	2,660,790	2,733
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,553,356	2,712
	Bursa Cimento Fabrikasi A/S	10,863,079	2,684
	Kocaer Celik Sanayi ve Ticaret A/S	1,917,632	2,607
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	4,253,460	2,582
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	852,370	2,532
	Akcansa Cimento A/S	552,610	2,492
*	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,210,720	2,458
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	3,869,756	2,456
	Politeknik Metal Sanayi ve Ticaret A/S	10,092	2,449
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,765,546	2,441
*	Karsan Otomotiv Sanayii ve Ticaret A/S	5,154,994	2,403
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	3,947,743	2,389
	Iskenderun Demir ve Celik A/S	2,043,156	2,344
	Sekerbank Turk A/S	18,053,886	2,332
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	1,029,735	2,298
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	1,563,827	2,281
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,541,421	2,202
*	Kordsa Teknik Tekstil A/S	731,090	2,161
*	Can2 Termik A/S	39,322,472	2,148
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,374,784	2,126
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	2,220,829	2,080
	Galata Wind Enerji A/S	2,077,818	2,067
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	565,492	1,847
*	Tukas Gida Sanayi ve Ticaret A/S	6,839,579	1,814
	Eczacibasi Yatirim Holding Ortakligi A/S	274,680	1,812
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	1,791
*	Biotrend Cevre ve Enerji Yatirimlari A/S	3,005,108	1,761
*	Kerevitas Gida Sanayi ve Ticaret A/S	3,400,800	1,707
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	8,202,021	1,675
*	Aksigorta A/S	8,479,628	1,668
*	Ozak Gayrimenkul Yatirim Ortakligi	4,953,234	1,657
	Aydem Yenilenebilir Enerji A/S	1,832,838	1,642
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	649,887	1,640

		Shares	Market Value ($000)
	Kervan Gida Sanayi ve Ticaret A/S Class B	1,944,456	1,632
	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,486,738	1,613
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,764,268	1,574
*	Karel Elektronik Sanayi ve Ticaret A/S	3,358,710	1,552
*	Izdemir Enerji Elektrik Uretim A/S	2,274,382	1,528
*	Oyak Yatirim Menkul Degerler A/S	1,125,917	1,480
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	8,075,910	1,463
	LDR Turizm A/S	621,325	1,454
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	23,661,099	1,428
*	Is Finansal Kiralama A/S	3,428,404	1,422
	Kimteks Poliuretan Sanayi ve Ticaret A/S	813,692	1,310
*	Suwen Tekstil Sanayi Pazarlama A/S	1,267,005	1,279
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,633,906	1,276
*	Ebebek Magazacilik A/S Class B	911,273	1,233
*	Izmir Demir Celik Sanayi A/S	6,600,386	1,198
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,500,737	1,167
	Katilimevim Tasarruf Finansman A/S	820,323	1,073
	Polisan Holding A/S	2,541,850	997
*	Tat Gida Sanayi A/S	1,244,468	988
*	Peker Gayrimenkul Yatirim Ortakligi A/S	5,503,554	981
*	BatiSoke Soke Cimento Sanayii TAS	643,291	871
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,130,940	822
*	Erciyas Celik Boru Sanayi A/S	233,358	817
*	Kartonsan Karton Sanayi ve Ticaret A/S	262,763	816
*	Qua Granite Hayal	8,411,183	805
*	Bagfas Bandirma Gubre Fabrikalari A/S	951,606	683
*	Marti Otel Isletmeleri A/S	5,601,357	612
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	839,081	605
*	Imas Makina Sanayi A/S	1,605,125	594
*	SUN Tekstil Sanayi ve Ticaret A/S	992,533	586
*	Ral Yatirim Holding A/S	80,041	553
*	Fenerbahce Futbol A/S	116,463	492
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	32,548	462
	Enerya Enerji A/S	80,306	454
*	Tetamat Gida Yatirimlari Anonimsirketi	992	444
	Escar Turizm Tasimacilik Ticaret A/S	40,648	440
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	16,107	313
	Verusa Holding A/S	28,721	269
			1,451,526
United Arab Emirates (0.4%)
	Emaar Properties PJSC	93,385,063	219,405
	First Abu Dhabi Bank PJSC	61,511,313	218,587
	Emirates Telecommunications Group Co. PJSC	48,450,482	216,059
	Emirates NBD Bank PJSC	25,118,534	130,536
	Aldar Properties PJSC	50,894,014	102,420
	Abu Dhabi Commercial Bank PJSC	40,596,765	98,362
	Dubai Electricity & Water Authority PJSC	120,047,445	77,797
	Abu Dhabi Islamic Bank PJSC	20,351,523	67,868
	Dubai Islamic Bank PJSC	40,582,794	64,658
*	Alpha Dhabi Holding PJSC	19,284,566	63,809
*	Multiply Group PJSC	65,941,570	41,304
	ADNOC Drilling Co. PJSC	34,415,074	41,243
*	Q Holding PJSC	46,456,673	39,340
	Abu Dhabi National Oil Co. for Distribution PJSC	39,771,729	38,641
*	Pure Health Holding PJSC	34,974,338	38,290
	Americana Restaurants International plc (XADS)	38,055,292	32,039
	Borouge plc	41,781,096	27,763
	Emaar Development PJSC	11,640,566	26,923
	ADNOC Logistics & Services	19,625,078	25,126
	Salik Co. PJSC	26,183,190	24,031
	Air Arabia PJSC	31,649,406	22,675
	National Marine Dredging Co.	2,861,110	21,116
*	Abu Dhabi Ports Co. PJSC	12,078,249	17,098
	Dubai Investments PJSC	29,183,391	16,195
*	Dana Gas PJSC	78,856,435	14,704
	Agility Global plc	42,950,742	13,565
	GFH Financial Group BSC	42,066,967	13,514
	Emirates Central Cooling Systems Corp.	27,811,774	12,493
	Fertiglobe plc	15,836,243	10,693

		Shares	Market Value ($000)
	Sharjah Islamic Bank	16,818,000	10,121
	Dubai Financial Market PJSC	22,265,704	7,761
	AL Yah Satellite Communications Co-PJSC-Yah Sat	12,480,306	7,164
*	Aramex PJSC	10,277,089	6,972
*	Ghitha Holding PJSC	554,585	4,578
	RAK Properties PJSC	14,503,624	4,222
*	AL Seer Marine Supplies & Equipment Co. LLC	3,328,421	3,762
*	Apex Investment Co. PSC	7,170,504	3,312
*	Gulf Navigation Holding PJSC	1,499,430	2,446
	Americana Restaurants International plc	1,806,357	1,493
*	Ajman Bank PJSC	2,531,730	1,288
	Amanat Holdings PJSC	3,247,420	981
*	Phoenix Group plc	1,825,846	856
	Agthia Group PJSC	391,722	764
*,1	Arabtec Holding PJSC	11,126,461	—
			1,791,974
United Kingdom (9.8%)
	AstraZeneca plc	20,847,537	3,312,067
	Shell plc	88,928,426	3,242,676
	HSBC Holdings plc	262,016,488	2,382,805
	Unilever plc	34,279,314	2,106,625
	BP plc	234,959,721	1,388,873
	RELX plc	26,004,307	1,227,339
	GSK plc	55,633,153	1,080,328
	British American Tobacco plc	27,793,893	986,156
	Rio Tinto plc	14,872,586	967,208
	Diageo plc	30,928,766	962,348
	Glencore plc	169,118,117	938,410
	National Grid plc	66,875,866	848,533
	London Stock Exchange Group plc	6,911,137	841,263
	CRH plc	9,541,295	811,555
	Compass Group plc	23,680,108	729,229
	BAE Systems plc	42,229,514	704,309
*	Rolls-Royce Holdings plc	117,132,850	678,223
	Lloyds Banking Group plc	879,246,839	671,701
	Barclays plc	208,635,361	623,884
	Ferguson plc	2,811,313	620,854
	Experian plc	12,768,619	602,423
	Reckitt Benckiser Group plc	9,818,324	528,163
	Anglo American plc	17,320,827	525,104
	3i Group plc	12,916,410	519,637
*	Flutter Entertainment plc	2,465,775	487,745
	Ashtead Group plc	6,079,186	438,719
	Haleon plc	95,967,303	430,452
	Tesco plc	97,864,294	417,340
	NatWest Group plc	87,460,269	414,954
	SSE plc	15,219,414	368,337
	Prudential plc	38,283,335	345,484
	Imperial Brands plc	12,000,805	330,764
*	Smurfit WestRock plc	7,147,709	317,103
	Standard Chartered plc	29,654,607	292,937
	Vodafone Group plc	303,974,512	284,444
	Legal & General Group plc	83,088,999	247,823
	Aviva plc	37,597,708	242,200
	InterContinental Hotels Group plc	2,263,277	228,015
	Segro plc	18,585,492	218,763
	Rentokil Initial plc	35,104,433	214,353
	Informa plc	18,936,484	211,619
	Bunzl plc	4,687,145	196,388
	Sage Group plc	13,954,448	195,063
	Next plc	1,654,843	193,418
	Halma plc	5,272,405	180,467
	Smith & Nephew plc	12,155,091	175,189
[2]	BT Group plc	87,912,253	159,429
	Intertek Group plc	2,237,596	145,305
	WPP plc	14,913,339	143,855
	Admiral Group plc	4,046,017	143,389
	Associated British Foods plc	4,447,493	141,987
	Melrose Industries plc	18,130,037	137,286

		Shares	Market Value ($000)
[3]	Auto Trader Group plc	12,424,173	130,142
	Pearson plc	9,480,798	128,635
	Centrica plc	74,264,381	126,619
	United Utilities Group plc	9,491,441	126,138
	Antofagasta plc	4,821,050	125,536
	Severn Trent plc	3,684,686	121,815
	Mondi plc	6,134,991	119,949
	Marks & Spencer Group plc	28,377,599	119,854
	Spirax Group plc	1,024,488	119,606
	DS Smith plc	19,146,421	111,931
	Smiths Group plc	4,850,374	111,409
	Diploma plc	1,864,431	106,599
	Intermediate Capital Group plc	3,680,752	103,896
	Coca-Cola HBC AG	2,843,083	103,744
	Taylor Wimpey plc	49,341,580	101,159
	Croda International plc	1,940,912	100,916
*	Wise plc Class A	10,433,599	96,068
	Whitbread plc	2,558,935	95,883
	DCC plc	1,368,330	94,271
	Weir Group plc	3,608,479	94,199
	Berkeley Group Holdings plc	1,433,863	93,606
	Kingfisher plc	26,116,831	92,849
	Howden Joinery Group plc	7,647,488	92,460
	Barratt Developments plc	13,554,176	91,720
	Persimmon plc	4,432,311	90,385
	J Sainsbury plc	25,100,335	89,011
	IMI plc	3,629,659	88,407
	M&G plc	30,202,825	82,473
	Rightmove plc	11,073,733	82,276
	Beazley plc	9,249,348	81,297
	Land Securities Group plc	9,613,908	78,617
	B&M European Value Retail SA	12,979,895	78,165
*	Vistry Group plc	4,338,500	77,275
	Hiscox Ltd.	4,602,202	75,157
	Hargreaves Lansdown plc	5,278,544	74,987
	Phoenix Group Holdings plc	10,421,969	73,403
	Tritax Big Box REIT plc	34,262,154	72,827
	LondonMetric Property plc	27,522,690	71,159
[3]	ConvaTec Group plc	23,011,215	69,332
	UNITE Group plc	5,612,198	68,790
	RS Group plc	6,543,026	68,740
	British Land Co. plc	12,907,055	68,411
	St. James's Place plc	7,679,828	67,650
	Investec plc	8,537,586	67,601
	Entain plc	8,488,354	62,378
*	International Consolidated Airlines Group SA	29,133,179	62,246
	Endeavour Mining plc	2,783,408	62,175
	IG Group Holdings plc	5,128,877	61,940
	Games Workshop Group plc	459,873	60,995
	Bellway plc	1,646,646	60,461
	Schroders plc	11,724,671	59,250
	JD Sports Fashion plc	34,839,660	58,943
	Britvic plc	3,564,965	58,217
	ITV plc	55,786,004	57,393
	Greggs plc	1,412,869	56,899
	Inchcape plc	5,194,797	56,496
	Rotork plc	11,921,464	55,483
	Spectris plc	1,412,376	55,404
	Hikma Pharmaceuticals plc	2,262,688	55,322
	abrdn plc	25,069,827	54,827
	Johnson Matthey plc	2,547,549	53,809
	Man Group plc	16,157,452	50,868
	Burberry Group plc	4,949,611	49,535
	Tate & Lyle plc	5,581,864	47,081
	Derwent London plc	1,551,232	46,014
	Cranswick plc	740,892	45,425
*	Darktrace plc	5,918,736	45,013
	Drax Group plc	5,352,146	44,769
	Direct Line Insurance Group plc	18,325,117	44,458
	QinetiQ Group plc	7,002,546	43,502

		Shares	Market Value ($000)
*	Ocado Group plc	8,316,353	43,488
	Virgin Money UK plc	15,571,614	43,062
*	International Distribution Services plc	9,254,362	41,061
	Shaftesbury Capital plc	20,621,117	40,389
	Balfour Beatty plc	7,456,198	40,256
	Big Yellow Group plc	2,587,812	40,244
	Softcat plc	1,802,946	37,719
	Serco Group plc	15,091,347	37,083
	Travis Perkins plc	2,962,962	36,409
	Redrow plc	3,781,781	36,281
	OSB Group plc	5,434,401	35,957
	Grafton Group plc	2,516,945	35,064
	Harbour Energy plc	8,587,888	34,541
*,3	Network International Holdings plc	6,704,876	33,799
	Computacenter plc	966,002	33,449
	Hill & Smith plc	1,100,864	32,542
[3]	Quilter plc	18,747,355	32,309
	Grainger plc	10,244,091	31,819
	Plus500 Ltd.	1,023,043	30,947
	WH Smith plc	1,818,254	30,938
*	Carnival plc	2,006,181	30,824
*	Playtech plc	4,221,576	30,692
	Paragon Banking Group plc	2,968,283	30,672
	Savills plc	1,864,397	30,603
	Safestore Holdings plc	2,938,410	30,534
	TP ICAP Group plc	10,682,213	30,487
*,3	Deliveroo plc Class A	17,923,245	30,374
	4imprint Group plc	387,248	30,238
	easyJet plc	5,193,363	30,086
	Pennon Group plc	3,675,961	29,389
	Bank of Georgia Group plc	495,821	29,149
	Mitie Group plc	18,514,712	28,831
[3]	JTC plc	2,115,116	28,591
	Lancashire Holdings Ltd.	3,382,690	27,550
	Dunelm Group plc	1,724,380	27,350
*,3	Trainline plc	6,253,348	27,240
	Hays plc	22,118,205	26,806
	AJ Bell plc	4,451,932	26,439
	Centamin plc	16,019,103	26,164
	SSP Group plc	11,116,763	26,143
	Oxford Instruments plc	805,338	26,051
	Pets at Home Group plc	6,569,789	25,921
	Coats Group plc	22,022,932	25,373
*	John Wood Group plc	9,556,143	25,093
[3]	Airtel Africa plc	16,721,731	24,516
	Telecom Plus plc	994,419	24,301
	Energean plc	1,891,980	24,252
	TBC Bank Group plc	606,662	24,195
*	Indivior plc	1,758,959	24,161
	Babcock International Group plc	3,492,374	23,889
	Bodycote plc	2,654,055	23,740
	Pagegroup plc	4,305,663	23,721
*	Helios Towers plc	14,622,318	23,707
	Renishaw plc	475,899	23,169
	Future plc	1,606,763	23,125
	Clarkson plc	394,305	23,038
	Domino's Pizza Group plc	5,460,410	22,705
	MONY Group plc	7,409,047	22,617
	Hammerson plc	60,737,064	22,545
	Genuit Group plc	3,426,105	22,514
	Sirius Real Estate Ltd.	18,466,501	22,513
	Breedon Group plc	4,001,575	22,260
	Assura plc	42,283,375	22,190
	Just Group plc	14,291,679	22,180
	Primary Health Properties plc	18,602,178	22,158
	International Workplace Group plc	9,932,899	22,054
	Morgan Sindall Group plc	594,643	21,964
	Rathbones Group plc	880,246	21,792
	Great Portland Estates plc	4,811,586	21,712
	Bytes Technology Group plc	3,274,035	21,331

		Shares	Market Value ($000)
	Premier Foods plc	9,120,630	21,150
	Genus plc	901,830	21,134
	Chemring Group plc	3,885,836	20,725
	Ascential plc	2,792,005	20,565
	Firstgroup plc	8,997,109	20,373
	IntegraFin Holdings plc	4,073,990	20,132
	Kainos Group plc	1,381,100	19,563
	Fresnillo plc	2,568,237	19,462
	Keller Group plc	1,000,241	19,138
	Vesuvius plc	2,946,733	18,281
	Volution Group plc	2,546,118	17,931
	Spirent Communications plc	7,987,151	17,840
	Morgan Advanced Materials plc	3,926,235	17,203
	Victrex plc	1,208,500	17,101
*	Frasers Group plc	1,474,626	17,020
*,3	Watches of Switzerland Group plc	3,217,780	16,875
	Zigup plc	3,075,400	16,788
	Supermarket Income REIT plc	17,360,228	16,720
	Elementis plc	8,035,026	16,544
	Dowlais Group plc	19,007,305	15,658
	Marshalls plc	3,464,267	15,472
*	Greencore Group plc	6,583,708	15,243
	Workspace Group plc	1,870,992	14,750
*	Currys plc	13,495,746	14,153
*	Mitchells & Butlers plc	3,472,145	13,909
	Close Brothers Group plc	2,100,396	13,819
	Hilton Food Group plc	1,137,626	13,651
	Ashmore Group plc	6,054,785	13,436
*,3	Trustpilot Group plc	4,978,236	13,311
*	Moonpig Group plc	4,609,552	12,950
*	Oxford Nanopore Technologies plc	8,185,470	12,747
[3]	Ibstock plc	5,343,440	12,621
[3]	Spire Healthcare Group plc	3,814,119	12,558
	RHI Magnesita NV	268,154	12,520
[3]	Bridgepoint Group plc	3,296,295	12,426
	AG Barr plc	1,470,469	12,182
	Crest Nicholson Holdings plc	3,534,309	12,048
	Senior plc	5,670,449	11,901
*	Molten Ventures plc	2,433,308	11,695
*	J D Wetherspoon plc	1,174,043	11,261
*,2	THG plc Class B	12,744,438	10,907
	Ninety One plc	4,864,573	10,834
	Diversified Energy Co. plc	654,841	10,818
	C&C Group plc	5,153,518	10,583
*	Hochschild Mining plc	4,389,418	10,244
[3]	Petershill Partners plc	3,198,476	9,092
	Essentra plc	4,088,130	8,990
*,2	Alphawave IP Group plc	4,316,597	8,633
*	Auction Technology Group plc	1,317,038	8,601
[3]	TI Fluid Systems plc	4,928,716	8,347
	Balanced Commercial Property Trust Ltd.	7,073,532	7,901
	NCC Group plc	4,153,633	7,880
	IP Group plc	14,316,084	7,691
	Liontrust Asset Management plc	866,233	7,429
	Dr. Martens plc	7,957,186	7,275
*	PureTech Health plc	3,220,487	7,191
	Picton Property Income Ltd.	7,267,197	6,856
	Wickes Group plc	3,467,431	6,733
*	Tullow Oil plc	16,724,946	6,556
*,2,3	Aston Martin Lagonda Global Holdings plc	3,268,697	6,553
	Jupiter Fund Management plc	5,792,162	6,550
	FDM Group Holdings plc	1,189,534	6,540
*	AO World plc	4,288,894	6,438
[3]	CMC Markets plc	1,477,483	6,311
	Halfords Group plc	3,005,887	5,963
*,2	Synthomer plc	1,672,717	5,694
	Mobico Group plc	6,692,987	4,849
[3]	Bakkavor Group plc	2,371,611	4,707
	Helical plc	1,624,160	4,673
*	Capita plc	18,494,041	4,591

		Shares	Market Value ($000)
	PZ Cussons plc	3,129,870	4,255
*,1	Home REIT plc	10,689,921	3,922
*	Evoke plc	5,051,689	3,821
*	S4 Capital plc	5,497,235	3,778
*,2	ASOS plc	801,405	3,729
	CLS Holdings plc	2,557,140	3,014
*	SIG plc	9,063,013	2,846
	Ithaca Energy plc	1,464,884	2,425
*	Rank Group plc	2,499,075	2,268
	Vanquis Banking Group plc	2,499,723	1,759
*	Ferrexpo plc	2,353,511	1,753
	Pan African Resources plc	914,274	347
*,1,2	NMC Health plc	1,316,787	—
*,1	Evraz plc	7,417,198	—
*,1,3	Finablr plc	3,002,811	—
			43,042,920
Total Common Stocks (Cost $345,954,328)			433,837,211
Preferred Stocks (0.7%)
	Samsung Electronics Co. Ltd. Preference Shares	11,465,299	545,827
	Petroleo Brasileiro SA Preference Shares	76,838,412	508,212
	Itau Unibanco Holding SA Preference Shares	66,221,389	396,662
	Volkswagen AG Preference Shares	2,536,893	283,125
	Henkel AG & Co. KGaA Preference Shares	2,240,302	191,640
	Banco Bradesco SA Preference Shares	71,659,470	157,479
	Itausa SA Preference Shares	75,071,027	134,981
[2]	Sartorius AG Preference Shares	350,435	99,391
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,898,694	71,987
	Bayerische Motoren Werke AG Preference Shares	792,013	67,901
	Hyundai Motor Co. Preference Shares (XKRX)	516,717	62,801
	Gerdau SA Preference Shares	17,170,634	55,433
	FUCHS SE Preference Shares	950,628	41,306
	Cia Energetica de Minas Gerais Preference Shares	17,970,657	34,504
	Hyundai Motor Co. Preference Shares	273,819	33,144
	Cia Paranaense de Energia - Copel Preference Shares Class B	16,670,410	29,738
	Bancolombia SA Preference Shares	3,359,283	28,112
*	Grifols SA Preference Shares Class B	3,508,999	26,942
	Centrais Eletricas Brasileiras SA Preference Shares Class B	3,358,928	25,898
	Metalurgica Gerdau SA Preference Shares	9,131,418	17,161
	LG Chem Ltd. Preference Shares	106,520	16,601
	Embotelladora Andina SA Preference Shares Class B	5,183,699	16,566
	Bradespar SA Preference Shares	3,802,013	12,449
	Sixt SE Preference Shares	195,737	10,854
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,409,697	10,463
	Marcopolo SA Preference Shares	9,712,253	10,423
	Raizen SA Preference Shares	16,539,154	8,743
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,084,795	7,791
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	36,816	7,614
	Banco Pan SA Preference Shares	4,700,600	7,214
	LG Electronics Inc. Preference Shares	196,822	6,921
*	Braskem SA Preference Shares Class A	2,186,483	6,784
	Unipar Carbocloro SA Preference Shares Class B	725,782	6,684
	Draegerwerk AG & Co. KGaA Preference Shares	122,874	6,462
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,849,074	5,763
*	Azul SA Preference Shares	3,879,555	5,487
*	Alpargatas SA Preference Shares	3,239,950	4,926
	Randon SA Implementos e Participacoes Preference Shares	2,467,111	4,658
	Daishin Securities Co. Ltd. Preference Shares	340,753	3,795
	Corem Property Group AB Preference Shares	156,888	3,768
	Banco ABC Brasil SA Preference Shares	918,900	3,577
	LG H&H Co. Ltd. Preference Shares	29,347	3,318
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,118,208	3,078
	Samsung SDI Co. Ltd. Preference Shares	15,814	2,425
	Amorepacific Corp. Preference Shares	63,585	2,401
	Taurus Armas SA Preference Shares	960,200	1,957
	CJ CheilJedang Corp. Preference Shares	10,855	1,224
	Hanwha Corp. Preference Shares	48,906	567
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,112	542
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,889,269	381

			Shares	Market Value ($000)
		Mirae Asset Securities Co. Ltd. Preference Shares	36,379	101
		Klabin SA Preference Shares	1	—
*,1		Mechel PJSC Preference Shares	1,017,064	—
*,1		Rosseti Lenenergo PJSC Preference Shares	912,167	—
*,1		Transneft PJSC Preference Shares	2,017,700	—
*,1		Tatneft PJSC Preference Shares	1,942,172	—
*,1		Surgutneftegas PJSC Preference Shares	101,260,284	—
Total Preferred Stocks (Cost $2,992,047)				2,995,781
Rights (0.0%)
*,1		Kontrolmatik Enerji ve Muhendislik A/S Exp. 8/2/24	1,150,100	2,020
*		Tata Consumer Products Ltd. Exp. 8/19/24	332,075	1,471
*,1		Pick n Pay Stores Ltd. Exp. 8/2/24	2,405,619	1,055
*		Localiza Rent a Car SA Exp. 8/6/24	118,661	243
*		Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada Exp. 8/12/24	134,310	96
*		Zamp SA Exp. 8/27/24	1,460,079	18
*,1		Teraplast SA Exp. 9/10/24	15,627,857	10
*,1		Waffer Technology Corp. Exp. 8/19/24	39,859	—
*,1		Winbond Electronics Corp. Exp. 8/12/24	2,601,091	—
*,1		Eternal Materials Co. Ltd. Exp. 8/6/24	84,965	—
*,1		Etron Technology Inc. Exp. 8/1/24	315,382	—
*,1		Shin Zu Shing Co. Ltd. Exp. 9/13/24	60,916	—
Total Rights (Cost $8,278)				4,913
Warrants (0.0%)
*,1,2		Webuild SpA Exp. 8/2/30	374,482	350
*		Malaysian Resources Corp. Bhd. Exp. 10/29/27	2,634,201	66
*		VGI PCL Exp. 5/23/27	16,082,270	27
*,1		Velesto Energy Bhd. Exp. 10/18/24	12,999,819	14
*		Opthea Ltd. Exp. 6/30/26	45,277	4
*,2		Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	252,338	2
*		Thaifoods Group PCL Exp. 5/14/27	49,409	1
*,1		Serba Dinamik Holdings Bhd. Exp. 12/5/24	5,144,856	—
*,1		Constellation Software Inc. Exp. 3/31/40	256,880	—
Total Warrants (Cost $—)				464
		Coupon
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[6,7]	Vanguard Market Liquidity Fund (Cost $8,418,736)	5.390%	84,213,450	8,420,503
Total Investments (100.9%) (Cost $357,373,389)				445,258,872
Other Assets and Liabilities—Net (-0.9%)				(4,155,291)
Net Assets (100%)				441,103,581
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,088,219,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $10,463,965,000, representing 2.4% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $4,465,521,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	700	194,530	1,562
Euro Stoxx 50 Index	September 2024	13,910	737,350	(5,667)
FTSE 100 Index	September 2024	5,434	583,828	9,789
MSCI Emerging Markets Index	September 2024	18,034	988,714	7,982
S&P ASX 200 Index	September 2024	1,875	247,101	9,872
S&P TSX 60 Index	September 2024	1,771	355,393	21,417
Topix Index	September 2024	3,388	632,571	(454)
				44,501

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	9/18/24	AUD	379,313	USD	251,559	—	(3,203)
BNP Paribas	9/18/24	CAD	417,952	USD	304,410	—	(1,261)
BNP Paribas	9/18/24	EUR	271,290	USD	294,096	173	—
Standard Chartered Bank	9/18/24	EUR	271,290	USD	293,867	401	—
State Street Bank & Trust Co.	9/18/24	GBP	245,004	USD	312,313	2,788	—
Morgan Stanley Capital Services LLC	9/18/24	GBP	75,000	USD	97,451	—	(994)
Barclays Bank plc	9/19/24	HKD	40,928	USD	5,254	—	(8)
State Street Bank & Trust Co.	9/18/24	INR	57,873,034	USD	691,157	—	(993)
HSBC Bank plc	9/18/24	INR	26,826,819	USD	320,253	—	(330)
UBS AG	9/18/24	INR	15,387,355	USD	183,540	—	(39)
BNP Paribas	9/18/24	INR	8,306,948	USD	99,133	—	(69)
Deutsche Bank AG	9/18/24	INR	7,232,835	USD	86,430	—	(175)
Citibank, N.A.	9/18/24	INR	4,270,249	USD	50,993	—	(68)
Morgan Stanley Capital Services LLC	9/18/24	JPY	32,000,000	USD	201,829	13,317	—
Toronto-Dominion Bank	9/18/24	JPY	18,979,544	USD	120,843	6,762	—
JPMorgan Chase Bank, N.A.	9/18/24	JPY	15,000,000	USD	95,851	4,998	—
State Street Bank & Trust Co.	9/18/24	JPY	9,604,478	USD	62,088	2,486	—
BNP Paribas	9/18/24	JPY	3,195,505	USD	20,151	1,334	—
Goldman Sachs International	9/18/24	USD	55,183	BRL	297,729	2,809	—
Toronto-Dominion Bank	9/18/24	USD	54,996	BRL	297,729	2,623	—
State Street Bank & Trust Co.	9/18/24	USD	357,176	CHF	316,743	—	(5,787)
BNP Paribas	9/19/24	USD	103,588	HKD	807,688	60	—
State Street Bank & Trust Co.	9/19/24	USD	103,582	HKD	807,688	54	—
State Street Bank & Trust Co.	9/19/24	USD	129,865	KRW	178,045,398	162	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	9/18/24	USD	52,768	SEK	549,934	1,289	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	5,308	TWD	170,729	86	—
						39,342	(12,927)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ambipar Participacoes e Empreendimentos SA Class B	8/29/25	BANA	3,040	9.676	3,223	—
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1/24/25	CITNA	6,049	(0.431)	229	—
China Tourism Group Duty Free Corp. Ltd. Class A	3/26/25	MSCS	9,186	0.174	308	—
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	8/30/24	BANA	7,086	(5.281)	—	(609)
FTSE China A Stock Connect CNY All Cap Index	6/5/25	GSI	140,217	(1.903)	—	(91)
FTSE China A Stock Connect CNY All Cap Index	6/5/25	MSCS	139,478	(1.897)	539	—
FTSE China A Stock Connect CNY All Cap Index	6/20/25	BANA	192,628	(1.831)	751	—
Hyundai Glovis Co. Ltd.	1/31/25	GSI	14,312	(1.334)	—	(632)
Hyundai Glovis Co. Ltd.	1/31/25	GSI	14,312	(1.334)	—	(632)
JA Solar Technology Co. Ltd. Class A	1/27/25	GSI	3,095	(0.328)	40	—
Kum Yang Co. Ltd.	1/31/25	GSI	13,536	(0.830)	485	—
LG Energy Solution Ltd.	1/31/25	GSI	38,971	(3.080)	—	(147)
Luxshare Precision Industry Co. Ltd. Class A	1/24/25	CITNA	18,935	(2.331)	—	(327)
Magazine Luiza SA	8/30/24	BANA	5,420	(1.331)	—	(536)
Nan Ya Printed Circuit Board Corp.	8/30/24	BANA	5,733	(2.330)	—	(542)
Polaris Group	3/26/25	MSCS	5,710	3.669	—	(841)
RDC Semiconductor Co. Ltd.	3/26/25	MSCS	3,616	2.169	—	(1,122)
Shenzhen Transsion Holdings Co. Ltd. Class A	3/26/25	MSCS	4,740	0.669	297	—
Shenzhen Transsion Holdings Co. Ltd. Class A	3/26/25	MSCS	1,896	0.669	119	—
					5,991	(5,479)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $12,156,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	41,637,174	392,005,893	194,144	433,837,211
Preferred Stocks	1,577,111	1,418,670	—	2,995,781
Rights	261	1,567	3,085	4,913
Warrants	100	—	364	464
Temporary Cash Investments	8,420,503	—	—	8,420,503
Total	51,635,149	393,426,130	197,593	445,258,872

Derivative Financial Instruments
Assets
Futures Contracts[1]	50,622	—	—	50,622
Forward Currency Contracts	—	39,342	—	39,342
Swap Contracts	—	5,991	—	5,991
Total	50,622	45,333	—	95,955
Liabilities
Futures Contracts[1]	6,121	—	—	6,121
Forward Currency Contracts	—	12,927	—	12,927
Swap Contracts	—	5,479	—	5,479
Total	6,121	18,406	—	24,527
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2024 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	597,074	—	121,721	(11,710)	100,492	13,677	—	564,135
Vanguard Market Liquidity Fund	7,823,775	NA1	NA1	(648)	(121)	127,864	24	8,420,503
Total	8,420,849	—	121,721	(12,358)	100,371	141,541	24	8,984,638
1	Not applicable—purchases and sales are for temporary cash investment purposes.